UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-31725
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 46	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08301
Amendment No. 257	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America Next Generation® FPVUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
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•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series I Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco - Invesco V.I. Global Fund: Series I
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series I
•	Invesco - Invesco V.I. Main Street Fund: Series I
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account
3

4

Table of Contents (continued)
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For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
7

Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Adjusted Sales Load Life Insurance Rider
•	Children's Insurance Rider
•	Long-Term Care Rider
•	Spouse Life Insurance Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional (insurance) Protection Rider
•	Deduction (of Fees and Expenses) Waiver Rider
•	Policy Guard Rider
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•	For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses.
9

Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
10

The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load Charge[1]	Upon making a Premium payment	Maximum: $25 from each $1,000 of Premium	Current: $5 from each $1,000 of Premium
Premium Taxes Charge[1]	Upon making a Premium payment	$35 per $1,000 of Premium payment
Surrender Charge[2]	Upon full surrender; Upon policy Lapse; Upon a decrease to the Base Policy Specified Amount	Maximum: $25,590	Minimum: $2,337	Representative: $3,408
Representative - For an age 35 male non-tobacco preferred with a Base Policy Specified Amount and a Total Specified Amount of $500,000 and Death Benefit Option 1	From the policy's available Cash Value
Illustration Charge[3]	Upon requesting an illustration	Maximum: $25	Current: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: the lesser of $25 or 2% of amount surrendered	Current: $0
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Sales Load Charge and the Premium Taxes Charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load.
[2]	For purposes of this table, for a full surrender occurring in the first year from the Policy Date, the charge calculations assume an aggregate first year Premium in excess of the surrender target premium. The surrender target premium is an assumed Premium payment amount used in calculating the Surrender Charge. The Surrender Charge is based on the lesser of the surrender target premium and the Premiums paid in the first year from the Policy Date. The surrender target premium varies by: the Insured's sex; issue age; underwriting class; and the Base Policy Specified Amount (including any increases). The maximum Surrender Charge calculation assumes: a male; age 85 or older; tobacco; a Base Policy Specified Amount and Total Specified Amount of $500,000, Death Benefit Option 1; and policy year one. The minimum charge calculation assumes: a female; issue age 0; a Base Policy Specified Amount and Total Specified Amount of $500,000; Death Benefit Option 1 and policy year one.
[3]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
11

The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted From Cash Value
Cost Of Insurance Charge1†	Monthly	Minimum: $0.04	Maximum: $83.33	Representative: $0.14
Representative – An age 35 male; non-tobacco preferred; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1	Per $1,000 Of Net Amount At Risk – From the policy's available Cash Value
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly	Maximum : A monthly rate of $0.50 Per $1,000 of Cash Value
Proportionately from the Sub-Accounts only
Administrative Charge[4]	Monthly	Maximum: $10	Current: $10
From the policy's available Cash Value
Policy Loan Interest Charge[5]	Annually	Maximum: $39	Current: $39
Per $1,000 of an outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Cost of Insurance Charge varies by: the Insured's sex; age; underwriting class; any Substandard Ratings; the year from the Policy Date; and the Base Policy Specified Amount. Cost of Insurance charges are taken from the policy's Cash Value at the beginning of the month starting with the Policy Date. The charge is not pro rated should the policy terminate before the beginning of the next month.
[2]	The Flat Extra is a component in the calculation of the base policy Cost of Insurance Charge and any Rider Cost of Insurance Charge. It is only applicable if certain factors result in an Insured having a Substandard Rating. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[3]	On a current basis, during policy years one through 15, the Mortality and Expense Risk Charge is $0.50 per $1,000 on the first $25,000 of Cash Value, and $0.25 per $1,000 on Cash Values of $25,001 up to $250,000. For Cash Values above $250,000, the charge is $0.08 per $1,000. Beginning in the policy year 16, the charge is $0.50 per $1,000 on the first $25,000 of Cash Value, and $0.08 per $1,000 of Cash Value over $25,000. The charge is only assessed against Cash Value allocated to Sub-Accounts.
[4]	After the first policy year, the monthly maximum amount is $7.50, and the monthly current amount is $5.
[5]	The Policy Loan Interest Charge is described in more detail in Policy Loans.
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The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Periodic Charges For Riders
Charge	When Charge Is Deducted	Amount Deducted From Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	$0.14
Per $1,000 of aggregate monthly Premiums and 1% of Premium Load replaced – Waived from the policy’s available Cash Value
Children's Insurance Rider Charge	Monthly	$0.43 Per $1,000 of Rider Specified Amount – From the policy's available Cash Value
Long-Term Care Rider Charge†	Monthly	Minimum: $0.02	Maximum: $28.65	Representative: $0.02
Representative - An age 35 male; non-tobacco preferred;Long-Term Care Rider Specified Amount $500,000; Death Benefit Option 1		Per $1,000 of Rider Net Amount At Risk - From the policy's available Cash Value
Spouse Life Insurance Rider Charge†	Monthly	Minimum: $0.10	Maximum: $10.23	Representative: $0.11
Representative Spouse - An age 35 female; non-tobacco; and Spouse Life Insurance Rider Specified Amount $100,000		Per $1,000 of Spouse Death Benefit - From the policy's available Cash Value
Accidental Death Benefit Rider Charge†	Monthly	Minimum: $0.05	Maximum: $0.75	Representative: $0.06
Representative - An age 35 male; non-tobacco preferred; and Accidental Death Benefit $100,000		Per $1,000 of Accidental Death Benefit - From the policy's available Cash Value
Premium Waiver Rider Charge1†	Monthly	Minimum: $42	Maximum: $315	Representative: $42
Representative - An age 35 male; non-tobacco preferred		Per $1,000 of Premium Waiver Benefit - From the policy's available Cash Value
Additional (Insurance) Protection Rider Charge2†	Monthly	Minimum: $0.01	Maximum: $83.33	Representative: $0.04
Representative - An age 35 male; non-tobacco preferred; Additional Death Benefit $250,000		Per $1,000 of Rider Net Amount at Risk – From the policy's available Cash Value
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Periodic Charges For Riders
Charge	When Charge Is Deducted	Amount Deducted From Cash Value
Deduction (of Fees and Expenses) Waiver Rider Charge3†	Monthly	Minimum: $90	Maximum: $860	Representative: $90
Representative - An age 35 male; non-tobacco preferred; Total Specified Amount of $500,000; Death Benefit Option 1		Per $1,000 of Deduction Waiver Benefit – From the policy's available Cash Value
Policy Guard Rider Charge4†	Upon Invoking The Rider	Minimum: $6.50	Maximum: $46.00	Representative: $37.00
Representative – Attained Age 85; Cash Value $500,000; Indebtedness of $480,000		Deducted from each $1,000 of the policy's Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The charge calculations assume monthly Premium payments of $1,000, the waiver of which would occur in the event of the Insured's total disability for six consecutive months. For policies issued before July 13, 2006, the maximum charge for this Rider is $105.
[2]	The monthly charge is a product of the Rider's monthly cost of insurance charge and the Rider Death Benefit, see Additional (Insurance) Protection Rider.
[3]	The charge calculation assumes total monthly periodic charges of $1,000 (not including this Rider's cost, and any loan amount interest [which are meant to be excluded]). These charges would be waived in the event of the Insured's total disability for six consecutive months.
[4]	The level of Indebtedness as a percentage of Cash Value that will allow the policy owner to invoke the Rider will vary with the attained age of the Insured. Generally, the higher the Insured's attained age, the higher the level of Indebtedness must be to invoke the Rider, see Policy Guard Rider.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.14%	3.50%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
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Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 3%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
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Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy financial professionals will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months.
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 20% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 20% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by Internet at www.nationwide.com.
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-677-7393
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
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It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the policy. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the policy.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
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To Purchase
The policy is available for Insureds between the issue ages of 0 and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000 for non-preferred policies and $100,000 for preferred policies. The basic distinction between the non-preferred and preferred underwriting classifications is that Nationwide expects the Insured under a preferred policy to live longer. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Coverage
Nationwide will issue the policy only if the underwriting process has been completed, the application is approved, and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after the minimum initial Premium is paid. Monthly charges are deducted from the policy’s Cash Value beginning on the Policy Date.
Coverage Effective Date
Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page. For a change in the Base Policy Specified Amount and/or Rider Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after Nationwide approves the request. It will end upon the Insured's death, once the Proceeds are paid or when the policy matures. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
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Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
The policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist, see Unfavorable Investment Experience. Upon request, we will furnish Premium receipts.
Initial Premium
The amount of initial Premium will depend on the initial Total Specified Amount of insurance, the death benefit option, and any Riders elected. Generally, the higher the required initial Total Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Option 2 and Death Benefit Option 3 provide for a potentially greater Death Benefit than Death Benefit Option 1, Death Benefit Option 2 and Death Benefit Option 3 may require a higher amount of initial Premium. Also, the age, health, and activities of the Insured will affect Nationwide’s determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium required.
Whether Nationwide will issue full insurance coverage depends on the Insured meeting all underwriting requirements, payment of the initial Premium, and delivery of the policy while the Insured is alive. Nationwide will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of the underwriting process, more or less Premium may be necessary to issue the policy. If Nationwide does not issue the policy, the Premium payment will be returned within two business days.
The policy owner may pay the initial Premium to the Service Center or to an authorized representative. The initial Premium payment must be at least $50, equal to the minimum monthly Premium. The initial Premium payment will not be applied to the policy until the underwriting process is complete. Allocation of initial Net Premium will be determined by the right to examine law of the state or territory where the policy is issued, see Right to Cancel (Examination Right).
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Subsequent Premiums
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
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•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
To Change Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value or Lapse protection provided by the Guaranteed Policy Continuation Provision would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An additional Surrender Charge schedule will also apply whenever the Base Policy Specified Amount is increased. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may cause an increase to the amount of subsequent Premium payments needed to keep the policy from Lapsing, see Lapse.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash
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Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
To Terminate or Surrender
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Proceeds Upon Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Generally, if the policy has a Cash Surrender Value in excess of the Premiums paid, upon surrender the excess will be included in the policy owner’s income for federal tax purposes, see Taxes. The Cash Surrender Value will be reduced by outstanding Indebtedness, see Policy Loans.
To Assign
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change the document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
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IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The current Sales Load is $5 per $1,000 of Premium. The guarantee maximum Sales Load is $25 per $1,000 of Premium.
Nationwide may waive the Sales Load on the initial Premium paid into this policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
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Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
The policy owner may request a partial surrender after the first year from the Policy Date while the policy is In Force. The charge for a partial surrender compensates Nationwide for the administrative costs in calculating and generating the surrender amount. The maximum fee is the lesser of $25 or 2% of the dollar amount of the partial surrender. However, currently, there is no charge for a partial surrender. The Cash Value available for a partial surrender is subject to any Indebtedness.
Surrender Charge
A surrender charge will apply if the policy is surrendered or Lapsed. A surrender charge may apply if the Base Policy Specified Amount is decreased. There are two components of the surrender charge meant to cover policy underwriting, or the underwriting component, and sales expenses, or the sales component, including processing the application, conducting any medical exams, determining insurability and the Insured's underwriting class, and establishing policy records. The surrender charge equals the underwriting component and 26.5% of the sales component. The Surrender Charge is deducted based on the following schedule:
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount increase:	Percentage of Initial Surrender Charge
1	100%
2	100%
3	90%
4	80%
5	70%
6	60%
7	50%
8	40%
9	30%
After 9	0
The underwriting component is the product of the Base Policy Specified Amount, divided by 1,000, and the administrative target premium. The administrative target premium is actuarially derived, and is used to determine how much to charge per Premium payment for underwriting expenses. The administrative target premium varies by the Insured's age when the policy was issued.
The sales expense component is the lesser of the following two amounts: The first amount is the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target premium. The surrender target premium is actuarially derived, and is used to figure out how much to charge per Premium payment for sales expenses. The surrender target premium varies by: the Insured's sex; issue age; and the underwriting class. The second amount is the sum of all Premium payments made during the first year from the Policy Date.
Nationwide will calculate a separate surrender charge based on the initial Base Policy Specified Amount and each increase in the Base Policy Specified Amount, which are referred to as "segments". The surrender charge for each segment, when added together, will equal the total surrender charge. A surrender charge will also apply when the aggregate surrenders exceed 25% of a segment's Base Policy Specified Amount. Nationwide defers and accrues the
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charge on partial surrenders that do not exceed 25% of the segment's Base Policy Specified Amount. Once partial surrenders exceed 25%, the current and accrued charge will be assessed against the policy’s Cash Value. In determining the 25% level, Nationwide uses a last in-first out method, so that the latest segment reaches the 25% level first. Nationwide may change this practice and assess the surrender charge against all partial surrenders. The surrender charge for a decrease in the Base Policy Specified Amount will be calculated as if the policy was surrendered, though only a portion will be deducted from the policy's Cash Value. The amount of surrender charge deducted will be a product of the surrender charge and the decrease in Base Policy Specified Amount divided by the Base Policy Specified Amount before the decrease.
The surrender charge will typically be greater for a policy with: an older Insured; a male insured; a higher Specified Amount; more first year Premium; or a tobacco rate type. If the Death Benefit option is changed and the change does not result in a different Net Amount At Risk, no surrender charge will be deducted.
The surrender charge may be waived if the policy is surrendered in exchange for a plan of permanent fixed life insurance offered by Nationwide, subject to the following:
•	the exchange and waiver may be subject to new evidence of insurability and underwriting approval; and
•	the following Riders have not been invoked:
❍	Premium Waiver Rider;
❍	Deduction (of Fees and Expenses Waiver Rider); or
❍	Long-Term Care Rider.
A new surrender charge may apply to the policy received in the exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. This charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
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Mortality and Expense Risk Charge
A Mortality and Expense Risk Charge is deducted monthly from the Cash Value allocated to the Sub-Accounts. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
Though the maximum guaranteed mortality and expense risk charge is higher, currently, Nationwide deductes this monthly charge according to the following schedule. During the first through 15 years from the Policy Date, the charge is $0.50 per $1,000 on the first $25,000 of Cash Value allocated to the Sub-Accounts, and $0.25 per $1,000 on $25,001 up to $250,000 of Cash Value allocated to the Sub-Accounts. This charge is $0.08 per $1,000 of Cash Value allocated to the Sub-Accounts over $250,000. Beginning in Policy year 16, this charge is: $0.50 per $1000 on the first $25,000 of the Cash Value allocated to the Sub-Accounts, and $0.08 per $1,000 of the Cash Value allocated to the Sub-Accounts over $25,000.
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. This charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping and periodic reports to the policy owner. The charge is currently $10 per month through the first year from the Policy Date and $5 per month thereafter. The maximum guaranteed charge is $10 per month through the first year from the Policy Date and $7.50 per month thereafter.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The
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policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum, which is 99% of first year premiums and 5% of renewal premium after the first year. Commission may also be paid on an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned cash value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
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Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Riders are available for purchase to design the policy to meet the policy owner’s specific needs. The policy owner may purchase any Rider (except for both the Premium Waiver and Deduction of Fees and Expenses Waiver Riders, simultaneously). Once the policy is In Force, to add a Rider, Nationwide may require further evidence of insurability. The policy owner may only elect the Adjusted Sales Load Life Insurance Rider when purchasing the policy.
The availability, operation, and benefits of the Riders may vary by the state where the policy is issued. The policy owner will be charged for a Rider: so long as the policy remains In Force and the Rider's term has not expired; until the benefit has been paid; or the policy owner decides he or she no longer need the benefit and contacts the Service Center in writing.
Adjusted Sales Load Life Insurance Rider
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. A policy owner may elect the number of years (from one to seven) that Premium Load would be replaced. A Premium Load would be assessed on any amount that is not replaced by the Rider.
Availability
This Rider is only available to purchase at the time of application.
Adjusted Sales Load Life Insurance Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of aggregate Premiums paid since the Policy Date, the portion of Premium Load replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made during the selected Rider period will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that Premium Load is replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years that Premium payments were actually made.
For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).
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If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the policy’s Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge is deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Adjusted Sales Load Life Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Accounts and Fixed Account allocations. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the
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policy and Additional (insurance) Protection Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional (insurance) Protection Rider or that an Insured could qualify for the policy and Additional (insurance) Protection Rider and still be declined for the Long-Term Care Rider.
There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy, see Contacting the Service Center.
Long-Term Care Rider Benefit
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
(1)	2% of Long-Term Care Specified Amount in effect; or
(2)	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness.
A policy owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide.
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date.
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Impact of Invoking the Long-Term Care Rider on the Policy and other Riders
While Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•	Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•	Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.
•	Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the base Policy Specified Amount minus any Indebtedness will be paid.
•	Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.
•	Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.
•	Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.
Terminating the Rider
This Rider will terminate when the policy matures, the Insured dies, the Policy Guard Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
If the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid.
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Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Rider Charge
A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting classification, and any Substandard Ratings.
The Rider Charge will be deducted proportionally from the Sub-Accounts and Fixed Account allocations. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Policy Guard Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accidental Death Benefit Rider
Subject to Nationwide’s underwriting approval, this Rider may be elected at any time. The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death. The benefit continues until the Insured reaches Attained Age 70. The policy owner will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; the benefit has been paid, the policy matures or otherwise terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination
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will be effective on the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The charge for this benefit is deducted from the policy's Cash Value, therefore this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.
Accidental Death Benefit Rider Charge
The charge for this Rider compensates Nationwide for providing coverage in the event of the Insured's accidental death, meaning the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed. The charge is the product of the Accidental Death Benefit Rider Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class and any Substandard Ratings.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, the policy owner may purchase this Rider at any time.
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Interaction with the Deduction (of Fees and Expenses) Waiver Rider
This Rider cannot be elected if the Deduction (of Fees and Expenses) Waiver Rider is elected. During the first three years from the Policy Date, the benefit payable under that Rider is sufficient to keep the policy from Lapsing where as the benefit payable under the Premium Waiver Rider is not sufficient to keep the policy from Lapsing, see Deduction (of Fees and Expenses) Waiver Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
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The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, sex, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional (insurance) Protection Rider
The benefit associated with the Additional (insurance) Protection Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional (insurance) Protection Rider are payable to the beneficiary upon the Insured's death if the Additional (insurance) Protection Rider is still In Force. The
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Additional (insurance) Protection Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional (insurance) Protection Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional (insurance) Protection Rider.
The Additional (insurance) Protection Rider coverage terminates on the earliest of the following dates:
•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the date the policy Lapses;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional (insurance) Protection Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional (insurance) Protection Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional (insurance) Protection Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional (insurance) Protection Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional (insurance) Protection Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional (insurance) Protection Rider is not covered by this provision beyond the fifth policy year. In comparison, the base policy may provide longer coverage, see Lapse.
Additional (insurance) Protection Rider Charge
A monthly Additional (insurance) Protection Rider Charge will be deducted if the Rider is elected. The Additional (insurance) Protection Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be based on the elected Death Benefit and may vary monthly. The Additional (insurance) Protection Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional (insurance) Protection Rider cost of insurance rate will vary by the Insured's sex, Attatined Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
The Additional (insurance) Protection Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Additional (insurance) Protection Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Deduction (of Fees and Expenses) Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider can be elected at any time so long as the policy is In Force and it is before the Policy Date on or following the date the Insured reaches age 59.
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Rider Benefit
The benefit associated with this Rider is a waiver of the policy's monthly deductions if the Insured becomes totally disabled, as defined in the Rider, for at least six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Deduction (of Fees and Expenses) Waiver Rider applicable to the policy.
Disability During the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months within the first three years from the Policy Date, the benefit is a credit to the policy in an amount necessary to keep the policy In Force as opposed to a waiver of the monthly deductions. The Cash Value will increase by the amount in which the minimum monthly premium exceeds the monthly deductions, just as if the minimum monthly premium had been paid.
Disability Following the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months any time after the first three years from the Policy Date, the benefit is a waiver of the policy's monthly deductions. For example, if the policy owner becomes totally disabled for six consecutive months two years and eight months from the Policy Date, for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force. After that, the Rider's benefit becomes a waiver of the policy's monthly charges.
Following the third year from the Policy Date, the Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional premium payments to prevent Lapse. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The benefit duration depends on the Insured's age when total disability begins. Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65). The benefit will end if you invoke the Policy Guard Rider. Between ages 60 and 63, the benefit continues until the Insured turns age 65. From age 63, the benefit lasts only for two years.
Interaction with Premium Waiver Rider

This Rider cannot be elected if the Premium Waiver Rider is elected. During the first three years from the Policy Date, the benefit payable under this Rider appears to be the same as the benefit payable under the Premium Waiver Rider, i.e., both Riders credit amounts to the policy. However, the monthly credit under this Rider will be sufficient to keep the policy from Lapsing but only during the first three years from the Policy Date. The benefit under the Premium Waiver Rider is not guaranteed to be sufficient to keep the policy from Lapsing, see Premium Waiver Rider.
Deduction (of Fees and Expenses) Waiver Rider Charge
The charge for this Rider compensates Nationwide for the risks assumed in crediting and/or waiving policy charges during the Insured's total disability. The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate. The deduction waiver cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The charge for this Rider is deducted proportionately from the Sub-Account and Fixed Account allocations; therefore, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Guard Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Policy Guard Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Policy Guard Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
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Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Policy Guard Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Impact on Other Riders and the Policy
The Long-Term Care Rider, the Spouse Life Insurance Rider, and the Deduction (of Fees and Expenses) Waiver Rider will terminate or will need to be terminated by the policy owner prior to invoking the Policy Guard Rider. An election to invoke the Policy Guard Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Policy Guard Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Policy Guard Rider Charge
The Policy Guard Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
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Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Enhanced Dollar Cost Averaging transfers are not considered transfer events.
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Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
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Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Policy Guard Rider and the Long-Term Care Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
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Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account, plus 100% of the policy loan account, less any surrender charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.90% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
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•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision or by invoking the Policy Guard Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Period. The policy will not Lapse during the Guaranteed Policy Continuation Period if the policy owner pays the Policy Continuation Premium amount shown on the Policy Data Pages.
The Policy Continuation Premium required is stated in the Policy Data Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Policy Continuation Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Policy Continuation Premium may change. A change will result in reissued Policy Data Pages which will show the new Policy Continuation Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
The Guaranteed Policy Continuation Period will begin when Nationwide issues the policy and will continue for the lesser of 30 years, or the number of years until the Insured reaches Attained Age 65, from the Policy Date. For policies issued on Insured's age 55 or older on the Policy Date, the Guaranteed Policy Continuation Period is 10 years.
When the Guaranteed Policy Continuation Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
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Grace Period
If the Cash Surrender Value on any monthly anniversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; or
•	the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect, if applicable.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Guaranteed Policy Continuation Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next monthly anniversary of the Policy Date following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
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Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
After the policy has been In Force for one year, the policy owner may request a partial surrender of the policy's Cash Surrender Value. During the first 10 policy years, the amount of a partial surrender cannot exceed 10% of the Cash Surrender Value as of the beginning of the policy year. Nationwide may limit partial surrenders to one per year from the Policy Date. The minimum amount of any partial surrender request is $200.
When a partial surrender is taken, Nationwide will reduce the Cash Value by the partial surrender amount. The Base Policy Specified Amount will also be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. However, the reduction to the Base Policy Specified Amount will not be greater than the excess of the partial surrender amount over the preferred partial surrender amount (a preferred partial surrender is a partial surrender that occurs before the 15th policy anniversary and does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year). In any event, a partial surrender will reduce the Cash Value in each Sub-Account the same proportion as the current allocations.
Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Periodic Withdrawals, Non-Periodic Withdrawals, and Loans. See Payment of Policy Proceeds for additional information.
Notwithstanding anything to the contrary set forth in this prospectus, requests submitted via telephone will be accepted subject to dollar amount limitations and payment restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice to the policy owner. Contact the Service Center for current limitations and restrictions on partial surrenders.
Reduction of Base Policy Specified Amount on a Partial Surrender
Nationwide will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how Cash Value is allocated among the Sub-Accounts. Nationwide will only reduce the Cash Value attributable to the Fixed Account when allocations in the Sub-Accounts are insufficient to cover the amount of the partial surrender.
Nationwide may reduce the Base Policy Specified Amount to ensure that the Net Amount At Risk does not increase due to a partial surrender. Because the policy’s Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward will be based on a new Base Policy Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Base Policy Specified Amount. However, Nationwide will not reduce the Base Policy Specified Amount when a preferred partial surrender is taken. A preferred partial surrender is a surrender taken before the 15th year from the Policy Date, the maximum aggregate annual amount of which is no more than 10% of the policy's Cash Surrender Value as of the beginning of that year.
Any reduction to the Base Policy Specified Amount will be made in the following order:
•	against the most recent increase in the Base Policy Specified Amount;
•	against the next most recent increases in the Base Policy Specified Amount in succession; and
•	against the Base Policy Specified Amount under the original application.
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The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated in the Policy Data Pages. The amount of the accumulated premium account will be no less than zero and no greater than twice the Total Specified Amount.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Policy Guard Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
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In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first year from the Policy Date, the policy owner may elect to change the Death Benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. The policy owner may not change from or to Option 3. Nationwide will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved.
For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
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Proceeds Upon Maturity
If the policy is In Force on the Maturity Date, Nationwide will pay the Proceeds to the policy owner.
Normally, the Proceeds will be paid within seven days after receipt of the policy owner’s written request for payment of Proceeds at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
Extending Coverage Beyond the Maturity Date
Nationwide may offer to extend coverage beyond the Maturity Date to coincide with the Insured's death, at which time the Proceeds will be paid to the beneficiary. During this coverage extension, the policy owner will still be able to request partial surrenders, and if elected, the Long-Term Care Rider will remain in effect (though there will be no charge for it). The termination of some policy and/or Rider benefits will coincide with the policy's Maturity Date (unless the policy owner decides otherwise). The extension of coverage will be for the Cash Value (as defined below) or for the Total Specified Amount (subject to the law of the state in which the policy owner lived at the time the policy was purchased).
If coverage is extended beyond the policy's Maturity Date, Nationwide will endorse the policy so that:
(1)	if extended for the Total Specified Amount, the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 70, subject to any partial surrenders;
(2)	no changes to the Base Policy Specified Amount and/or Total Specified Amount will be permitted (as they are the same);
(3)	no changes to the death benefit option will be allowed;
(4)	no additional Premium payments will be allowed;
(5)	no additional monthly periodic charges will be deducted; however, loan interest will continue to be charged on Indebtedness;
(6)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(7)	if coverage is extended for the policy’s Cash Value, the policy's Death Benefit will become the Cash Value, regardless of the previous death benefit option choice;
(8)	if the Policy Guard Rider is in effect prior to the extension of coverage beyond the Maturity Date, the Total Specified Amount will continue to be defined as the adjusted Total Specified Amount; and
(9)	if the Additional (insurance) Protection Rider is in effect, the extension of coverage beyond the Maturity Date will not apply to the Rider Specified Amount.
Note: Partial surrenders will affect the Base Policy Specified Amount (and thus Total Specified Amount) of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 71 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value prior to the partial surrender.
The coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
The primary purpose of coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrendering the Policy; Maturity.
Assuming no Indebtedness on the Maturity Date and no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness exists on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.
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Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Interest Income Option
If the Interest Income Option is elected, Nationwide retains the Proceeds and credits the Proceeds with interest at an annually determined rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually whether any interest in excess of 2.5% will be credited. The interest can be credited at the end of 12-, six, three, or one month intervals.
At any time, the policy owner can withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee’s death, the remaining Proceeds and accumulated interest will be paid to the payee’s estate.
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Income for a Fixed Period Option
If the Income for a Fixed Period Option is elected, Nationwide retains the Proceeds and makes payments to the payee at specified intervals over a certain number of years, not to exceed 30. Each payment will consist of a portion of the Proceeds plus interest at an annually determined rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be credited. The payments can be paid at the beginning of 12-, six, three, or one month intervals.
At any time, the payee may withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee’s death, the remaining Proceeds and accumulated interest will be paid to the payee’s estate.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Fixed Income for Varying Periods Option
If the Fixed Income for Varying Periods Option is elected, Nationwide will retain the Proceeds and pay a fixed amount at specified intervals until the Proceeds and accumulated interest have been exhausted. The total amount payable each year may not be less than 5% of the original Proceeds. Nationwide will credit interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be credited. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
At any time, the payee may withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee’s death, Nationwide will pay the remaining Proceeds and accumulated interest to the payee’s estate.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Alternate Life Income Option
If the Alternate Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of the current individual immediate annuity purchase rate on the date of the individual immediate annuity is elected. The Proceeds can be paid at the end of 12-, six, three, or one month intervals. Since the payments are based on the payee’s lifetime, the payee may not withdraw any amount designated to this option once payments begin. Payments will cease upon the payee’s death. No payments will be made to the payee’s estate.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
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Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
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Investment Gain in the Policy
The income tax treatment of increases in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for favorable tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, which provides that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for favorable tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for favorable tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide favorable tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is also considered a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
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Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits.
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $7,500.
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Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gain from the sale or surrender of a life insurance policy.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not reduced for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the death benefit proceeds will be taxable.
The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements that apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS as well as the insurance company that issued the policy. Upon receipt of 1) the report of sale from the buyer or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy or a transfer of the policy to a foreign person should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the insured named in the policy must be the insured under the new policy.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is
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selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of (1) the HIPAA per diem amount or (2) the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy may or may not pay a long-term care benefit that is limited to the HIPAA per diem amount , Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase in the annual HIPAA per diem. Therefore, it is highly recommended that the policy owner consults their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes and will not be included in income even if the policy owner has fully recovered their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
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If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
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Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
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However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
The Consolidated Appropriations Act, 2021 that was enacted into law on December 27, 2020 changed the interest rate assumption used under Section 7702 to determine the amount of premium allowed to fund a policy. The change is generally favorable and only applies to life insurance policies issued on or after January 1, 2021.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
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Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the financial statements and schedules of Nationwide Life Insurance Company (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
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BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks capital growth.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Designation: VOL
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2015
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks capital growth.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
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Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
This Sub-Account is only available in policies issued before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
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Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
71

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
72

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
73

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
74

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
This Sub-Account is only available in policies issued before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
75

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This Sub-Account is only available in policies issued before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
This Sub-Account is only available in policies issued before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
76

Appendix B: Definitions
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The elected Long-Term Care Rider benefit amount adjusted for any post issue increases and decreases. This amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
77

Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional (insurance) Protection Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.
78

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-31725

The Best of America® Choice Life FPVUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
1

•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series I Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco - Invesco V.I. Global Fund: Series I
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series I
•	Invesco - Invesco V.I. Main Street Fund: Series I
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account
3

4

Table of Contents (continued)
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For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
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Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Adjusted Sales Load Life Insurance Rider
•	Children's Insurance Rider
•	Long-Term Care Rider
•	Spouse Life Insurance Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional (insurance) Protection Rider
•	Deduction (of Fees and Expenses) Waiver Rider
•	Policy Guard Rider
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•	For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses.
9

Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
10

The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load Charge[1]	Upon making a Premium payment	Maximum: $25 from each $1,000 of Premium	Current: $5 from each $1,000 of Premium
Premium Taxes Charge[1]	Upon making a Premium payment	$35 per $1,000 of Premium payment
Surrender Charge[2]	Upon full surrender; Upon policy Lapse; Upon a decrease to the Base Policy Specified Amount	Maximum: $25,590	Minimum: $2,337	Representative: $3,408
Representative - For an age 35 male non-tobacco preferred with a Base Policy Specified Amount and a Total Specified Amount of $500,000 and Death Benefit Option 1	From the policy's available Cash Value
Illustration Charge[3]	Upon requesting an illustration	Maximum: $25	Current: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: the lesser of $25 or 2% of amount surrendered	Current: $0
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Sales Load Charge and the Premium Taxes Charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load.
[2]	For purposes of this table, for a full surrender occurring in the first year from the Policy Date, the charge calculations assume an aggregate first year Premium in excess of the surrender target premium. The surrender target premium is an assumed Premium payment amount used in calculating the Surrender Charge. The Surrender Charge is based on the lesser of the surrender target premium and the Premiums paid in the first year from the Policy Date. The surrender target premium varies by: the Insured's sex; issue age; underwriting class; and the Base Policy Specified Amount (including any increases). The maximum Surrender Charge calculation assumes: a male; age 85 or older; tobacco; a Base Policy Specified Amount and Total Specified Amount of $500,000, Death Benefit Option 1; and policy year one. The minimum charge calculation assumes: a female; issue age 0; a Base Policy Specified Amount and Total Specified Amount of $500,000; Death Benefit Option 1 and policy year one.
[3]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
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The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted From Cash Value
Cost Of Insurance Charge1†	Monthly	Minimum: $0.04	Maximum: $83.33	Representative: $0.14
Representative – An age 35 male; non-tobacco preferred; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1	Per $1,000 Of Net Amount At Risk – From the policy's available Cash Value
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly	Maximum : A monthly rate of $0.50 Per $1,000 of Cash Value
Proportionately from the Sub-Accounts only
Administrative Charge[4]	Monthly	Maximum: $10	Current: $10
From the policy's available Cash Value
Policy Loan Interest Charge[5]	Annually	Maximum: $39	Current: $39
Per $1,000 of an outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Cost of Insurance Charge varies by: the Insured's sex; age; underwriting class; any Substandard Ratings; the year from the Policy Date; and the Base Policy Specified Amount. Cost of Insurance charges are taken from the policy's Cash Value at the beginning of the month starting with the Policy Date. The charge is not pro rated should the policy terminate before the beginning of the next month.
[2]	The Flat Extra is a component in the calculation of the base policy Cost of Insurance Charge and any Rider Cost of Insurance Charge. It is only applicable if certain factors result in an Insured having a Substandard Rating. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[3]	On a current basis, during policy years one through 15, the Mortality and Expense Risk Charge is $0.50 per $1,000 on the first $25,000 of Cash Value, and $0.25 per $1,000 on Cash Values of $25,001 up to $250,000. For Cash Values above $250,000, the charge is $0.08 per $1,000. Beginning in the policy year 16, the charge is $0.50 per $1,000 on the first $25,000 of Cash Value, and $0.08 per $1,000 of Cash Value over $25,000. The charge is only assessed against Cash Value allocated to Sub-Accounts.
[4]	After the first policy year, the monthly maximum amount is $7.50, and the monthly current amount is $5.
[5]	The Policy Loan Interest Charge is described in more detail in Policy Loans.
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The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Periodic Charges For Riders
Charge	When Charge Is Deducted	Amount Deducted From Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	$0.14
Per $1,000 of aggregate monthly Premiums and 1% of Premium Load replaced – Waived from the policy’s available Cash Value
Children's Insurance Rider Charge	Monthly	$0.43 Per $1,000 of Rider Specified Amount – From the policy's available Cash Value
Long-Term Care Rider Charge†	Monthly	Minimum: $0.02	Maximum: $28.65	Representative: $0.02
Representative - An age 35 male; non-tobacco preferred;Long-Term Care Rider Specified Amount $500,000; Death Benefit Option 1		Per $1,000 of Rider Net Amount At Risk - From the policy's available Cash Value
Spouse Life Insurance Rider Charge†	Monthly	Minimum: $0.10	Maximum: $10.23	Representative: $0.11
Representative Spouse - An age 35 female; non-tobacco; and Spouse Life Insurance Rider Specified Amount $100,000		Per $1,000 of Spouse Death Benefit - From the policy's available Cash Value
Accidental Death Benefit Rider Charge†	Monthly	Minimum: $0.05	Maximum: $0.75	Representative: $0.06
Representative - An age 35 male; non-tobacco preferred; and Accidental Death Benefit $100,000		Per $1,000 of Accidental Death Benefit - From the policy's available Cash Value
Premium Waiver Rider Charge1†	Monthly	Minimum: $42	Maximum: $315	Representative: $42
Representative - An age 35 male; non-tobacco preferred		Per $1,000 of Premium Waiver Benefit - From the policy's available Cash Value
Additional (Insurance) Protection Rider Charge2†	Monthly	Minimum: $0.01	Maximum: $83.33	Representative: $0.04
Representative - An age 35 male; non-tobacco preferred; Additional Death Benefit $250,000		Per $1,000 of Rider Net Amount at Risk – From the policy's available Cash Value
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Periodic Charges For Riders
Charge	When Charge Is Deducted	Amount Deducted From Cash Value
Deduction (of Fees and Expenses) Waiver Rider Charge3†	Monthly	Minimum: $90	Maximum: $860	Representative: $90
Representative - An age 35 male; non-tobacco preferred; Total Specified Amount of $500,000; Death Benefit Option 1		Per $1,000 of Deduction Waiver Benefit – From the policy's available Cash Value
Policy Guard Rider Charge4†	Upon Invoking The Rider	Minimum: $6.50	Maximum: $46.00	Representative: $37.00
Representative – Attained Age 85; Cash Value $500,000; Indebtedness of $480,000		Deducted from each $1,000 of the policy's Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The charge calculations assume monthly Premium payments of $1,000, the waiver of which would occur in the event of the Insured's total disability for six consecutive months. For policies issued before July 13, 2006, the maximum charge for this Rider is $105.
[2]	The monthly charge is a product of the Rider's monthly cost of insurance charge and the Rider Death Benefit, see Additional (Insurance) Protection Rider.
[3]	The charge calculation assumes total monthly periodic charges of $1,000 (not including this Rider's cost, and any loan amount interest [which are meant to be excluded]). These charges would be waived in the event of the Insured's total disability for six consecutive months.
[4]	The level of Indebtedness as a percentage of Cash Value that will allow the policy owner to invoke the Rider will vary with the attained age of the Insured. Generally, the higher the Insured's attained age, the higher the level of Indebtedness must be to invoke the Rider, see Policy Guard Rider.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.14%	3.50%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
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Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 3%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
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Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy financial professionals will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months.
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 20% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 20% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by Internet at www.nationwide.com.
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-677-7393
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
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It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the policy. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the policy.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
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To Purchase
The policy is available for Insureds between the issue ages of 0 and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000 for non-preferred policies and $100,000 for preferred policies. The basic distinction between the non-preferred and preferred underwriting classifications is that Nationwide expects the Insured under a preferred policy to live longer. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Coverage
Nationwide will issue the policy only if the underwriting process has been completed, the application is approved, and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after the minimum initial Premium is paid. Monthly charges are deducted from the policy’s Cash Value beginning on the Policy Date.
Coverage Effective Date
Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page. For a change in the Base Policy Specified Amount and/or Rider Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after Nationwide approves the request. It will end upon the Insured's death, once the Proceeds are paid or when the policy matures. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
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Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
The policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist, see Unfavorable Investment Experience. Upon request, we will furnish Premium receipts.
Initial Premium
The amount of initial Premium will depend on the initial Total Specified Amount of insurance, the death benefit option, and any Riders elected. Generally, the higher the required initial Total Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Option 2 and Death Benefit Option 3 provide for a potentially greater Death Benefit than Death Benefit Option 1, Death Benefit Option 2 and Death Benefit Option 3 may require a higher amount of initial Premium. Also, the age, health, and activities of the Insured will affect Nationwide’s determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium required.
Whether Nationwide will issue full insurance coverage depends on the Insured meeting all underwriting requirements, payment of the initial Premium, and delivery of the policy while the Insured is alive. Nationwide will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of the underwriting process, more or less Premium may be necessary to issue the policy. If Nationwide does not issue the policy, the Premium payment will be returned within two business days.
The policy owner may pay the initial Premium to the Service Center or to an authorized representative. The initial Premium payment must be at least $50, equal to the minimum monthly Premium. The initial Premium payment will not be applied to the policy until the underwriting process is complete. Allocation of initial Net Premium will be determined by the right to examine law of the state or territory where the policy is issued, see Right to Cancel (Examination Right).
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Subsequent Premiums
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
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•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
To Change Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value or Lapse protection provided by the Guaranteed Policy Continuation Provision would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An additional Surrender Charge schedule will also apply whenever the Base Policy Specified Amount is increased. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may cause an increase to the amount of subsequent Premium payments needed to keep the policy from Lapsing, see Lapse.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash
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Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
To Terminate or Surrender
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Proceeds Upon Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Generally, if the policy has a Cash Surrender Value in excess of the Premiums paid, upon surrender the excess will be included in the policy owner’s income for federal tax purposes, see Taxes. The Cash Surrender Value will be reduced by outstanding Indebtedness, see Policy Loans.
To Assign
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change the document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
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IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The current Sales Load is $5 per $1,000 of Premium. The guarantee maximum Sales Load is $25 per $1,000 of Premium.
Nationwide may waive the Sales Load on the initial Premium paid into this policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
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Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
The policy owner may request a partial surrender after the first year from the Policy Date while the policy is In Force. The charge for a partial surrender compensates Nationwide for the administrative costs in calculating and generating the surrender amount. The maximum fee is the lesser of $25 or 2% of the dollar amount of the partial surrender. However, currently, there is no charge for a partial surrender. The Cash Value available for a partial surrender is subject to any Indebtedness.
Surrender Charge
A surrender charge will apply if the policy is surrendered or Lapsed. A surrender charge may apply if the Base Policy Specified Amount is decreased. There are two components of the surrender charge meant to cover policy underwriting, or the underwriting component, and sales expenses, or the sales component, including processing the application, conducting any medical exams, determining insurability and the Insured's underwriting class, and establishing policy records. The surrender charge equals the underwriting component and 26.5% of the sales component. The Surrender Charge is deducted based on the following schedule:
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount increase:	Percentage of Initial Surrender Charge
1	100%
2	100%
3	90%
4	80%
5	70%
6	60%
7	50%
8	40%
9	30%
After 9	0
The underwriting component is the product of the Base Policy Specified Amount, divided by 1,000, and the administrative target premium. The administrative target premium is actuarially derived, and is used to determine how much to charge per Premium payment for underwriting expenses. The administrative target premium varies by the Insured's age when the policy was issued.
The sales expense component is the lesser of the following two amounts: The first amount is the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target premium. The surrender target premium is actuarially derived, and is used to figure out how much to charge per Premium payment for sales expenses. The surrender target premium varies by: the Insured's sex; issue age; and the underwriting class. The second amount is the sum of all Premium payments made during the first year from the Policy Date.
Nationwide will calculate a separate surrender charge based on the initial Base Policy Specified Amount and each increase in the Base Policy Specified Amount, which are referred to as "segments". The surrender charge for each segment, when added together, will equal the total surrender charge. A surrender charge will also apply when the aggregate surrenders exceed 25% of a segment's Base Policy Specified Amount. Nationwide defers and accrues the
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charge on partial surrenders that do not exceed 25% of the segment's Base Policy Specified Amount. Once partial surrenders exceed 25%, the current and accrued charge will be assessed against the policy’s Cash Value. In determining the 25% level, Nationwide uses a last in-first out method, so that the latest segment reaches the 25% level first. Nationwide may change this practice and assess the surrender charge against all partial surrenders. The surrender charge for a decrease in the Base Policy Specified Amount will be calculated as if the policy was surrendered, though only a portion will be deducted from the policy's Cash Value. The amount of surrender charge deducted will be a product of the surrender charge and the decrease in Base Policy Specified Amount divided by the Base Policy Specified Amount before the decrease.
The surrender charge will typically be greater for a policy with: an older Insured; a male insured; a higher Specified Amount; more first year Premium; or a tobacco rate type. If the Death Benefit option is changed and the change does not result in a different Net Amount At Risk, no surrender charge will be deducted.
The surrender charge may be waived if the policy is surrendered in exchange for a plan of permanent fixed life insurance offered by Nationwide, subject to the following:
•	the exchange and waiver may be subject to new evidence of insurability and underwriting approval; and
•	the following Riders have not been invoked:
❍	Premium Waiver Rider;
❍	Deduction (of Fees and Expenses Waiver Rider); or
❍	Long-Term Care Rider.
A new surrender charge may apply to the policy received in the exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. This charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
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Mortality and Expense Risk Charge
A Mortality and Expense Risk Charge is deducted monthly from the Cash Value allocated to the Sub-Accounts. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
Though the maximum guaranteed mortality and expense risk charge is higher, currently, Nationwide deductes this monthly charge according to the following schedule. During the first through 15 years from the Policy Date, the charge is $0.50 per $1,000 on the first $25,000 of Cash Value allocated to the Sub-Accounts, and $0.25 per $1,000 on $25,001 up to $250,000 of Cash Value allocated to the Sub-Accounts. This charge is $0.08 per $1,000 of Cash Value allocated to the Sub-Accounts over $250,000. Beginning in Policy year 16, this charge is: $0.50 per $1000 on the first $25,000 of the Cash Value allocated to the Sub-Accounts, and $0.08 per $1,000 of the Cash Value allocated to the Sub-Accounts over $25,000.
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. This charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping and periodic reports to the policy owner. The charge is currently $10 per month through the first year from the Policy Date and $5 per month thereafter. The maximum guaranteed charge is $10 per month through the first year from the Policy Date and $7.50 per month thereafter.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The
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policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum, which is 99% of first year premiums and 3% of renewal premium after the first year. Commission may also be paid on an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned cash value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
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Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Riders are available for purchase to design the policy to meet the policy owner’s specific needs. The policy owner may purchase any Rider (except for both the Premium Waiver and Deduction of Fees and Expenses Waiver Riders, simultaneously). Once the policy is In Force, to add a Rider, Nationwide may require further evidence of insurability. The policy owner may only elect the Adjusted Sales Load Life Insurance Rider when purchasing the policy.
The availability, operation, and benefits of the Riders may vary by the state where the policy is issued. The policy owner will be charged for a Rider: so long as the policy remains In Force and the Rider's term has not expired; until the benefit has been paid; or the policy owner decides he or she no longer need the benefit and contacts the Service Center in writing.
Adjusted Sales Load Life Insurance Rider
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. A policy owner may elect the number of years (from one to seven) that Premium Load would be replaced. A Premium Load would be assessed on any amount that is not replaced by the Rider.
Availability
This Rider is only available to purchase at the time of application.
Adjusted Sales Load Life Insurance Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of aggregate Premiums paid since the Policy Date, the portion of Premium Load replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made during the selected Rider period will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that Premium Load is replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years that Premium payments were actually made.
For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).
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If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the policy’s Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge is deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Adjusted Sales Load Life Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Accounts and Fixed Account allocations. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the
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policy and Additional (insurance) Protection Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional (insurance) Protection Rider or that an Insured could qualify for the policy and Additional (insurance) Protection Rider and still be declined for the Long-Term Care Rider.
There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy, see Contacting the Service Center.
Long-Term Care Rider Benefit
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
(1)	2% of Long-Term Care Specified Amount in effect; or
(2)	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness.
A policy owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide.
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date.
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Impact of Invoking the Long-Term Care Rider on the Policy and other Riders
While Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•	Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•	Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.
•	Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the base Policy Specified Amount minus any Indebtedness will be paid.
•	Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.
•	Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.
•	Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.
Terminating the Rider
This Rider will terminate when the policy matures, the Insured dies, the Policy Guard Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
If the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid.
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Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Rider Charge
A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting classification, and any Substandard Ratings.
The Rider Charge will be deducted proportionally from the Sub-Accounts and Fixed Account allocations. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Policy Guard Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accidental Death Benefit Rider
Subject to Nationwide’s underwriting approval, this Rider may be elected at any time. The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death. The benefit continues until the Insured reaches Attained Age 70. The policy owner will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; the benefit has been paid, the policy matures or otherwise terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination
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will be effective on the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The charge for this benefit is deducted from the policy's Cash Value, therefore this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.
Accidental Death Benefit Rider Charge
The charge for this Rider compensates Nationwide for providing coverage in the event of the Insured's accidental death, meaning the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed. The charge is the product of the Accidental Death Benefit Rider Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class and any Substandard Ratings.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, the policy owner may purchase this Rider at any time.
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Interaction with the Deduction (of Fees and Expenses) Waiver Rider
This Rider cannot be elected if the Deduction (of Fees and Expenses) Waiver Rider is elected. During the first three years from the Policy Date, the benefit payable under that Rider is sufficient to keep the policy from Lapsing where as the benefit payable under the Premium Waiver Rider is not sufficient to keep the policy from Lapsing, see Deduction (of Fees and Expenses) Waiver Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
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The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, sex, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional (insurance) Protection Rider
The benefit associated with the Additional (insurance) Protection Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional (insurance) Protection Rider are payable to the beneficiary upon the Insured's death if the Additional (insurance) Protection Rider is still In Force. The
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Additional (insurance) Protection Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional (insurance) Protection Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional (insurance) Protection Rider.
The Additional (insurance) Protection Rider coverage terminates on the earliest of the following dates:
•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the date the policy Lapses;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional (insurance) Protection Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional (insurance) Protection Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional (insurance) Protection Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional (insurance) Protection Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional (insurance) Protection Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional (insurance) Protection Rider is not covered by this provision beyond the fifth policy year. In comparison, the base policy may provide longer coverage, see Lapse.
Additional (insurance) Protection Rider Charge
A monthly Additional (insurance) Protection Rider Charge will be deducted if the Rider is elected. The Additional (insurance) Protection Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be based on the elected Death Benefit and may vary monthly. The Additional (insurance) Protection Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional (insurance) Protection Rider cost of insurance rate will vary by the Insured's sex, Attatined Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
The Additional (insurance) Protection Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Additional (insurance) Protection Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Deduction (of Fees and Expenses) Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider can be elected at any time so long as the policy is In Force and it is before the Policy Date on or following the date the Insured reaches age 59.
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Rider Benefit
The benefit associated with this Rider is a waiver of the policy's monthly deductions if the Insured becomes totally disabled, as defined in the Rider, for at least six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Deduction (of Fees and Expenses) Waiver Rider applicable to the policy.
Disability During the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months within the first three years from the Policy Date, the benefit is a credit to the policy in an amount necessary to keep the policy In Force as opposed to a waiver of the monthly deductions. The Cash Value will increase by the amount in which the minimum monthly premium exceeds the monthly deductions, just as if the minimum monthly premium had been paid.
Disability Following the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months any time after the first three years from the Policy Date, the benefit is a waiver of the policy's monthly deductions. For example, if the policy owner becomes totally disabled for six consecutive months two years and eight months from the Policy Date, for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force. After that, the Rider's benefit becomes a waiver of the policy's monthly charges.
Following the third year from the Policy Date, the Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional premium payments to prevent Lapse. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The benefit duration depends on the Insured's age when total disability begins. Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65). The benefit will end if you invoke the Policy Guard Rider. Between ages 60 and 63, the benefit continues until the Insured turns age 65. From age 63, the benefit lasts only for two years.
Interaction with Premium Waiver Rider

This Rider cannot be elected if the Premium Waiver Rider is elected. During the first three years from the Policy Date, the benefit payable under this Rider appears to be the same as the benefit payable under the Premium Waiver Rider, i.e., both Riders credit amounts to the policy. However, the monthly credit under this Rider will be sufficient to keep the policy from Lapsing but only during the first three years from the Policy Date. The benefit under the Premium Waiver Rider is not guaranteed to be sufficient to keep the policy from Lapsing, see Premium Waiver Rider.
Deduction (of Fees and Expenses) Waiver Rider Charge
The charge for this Rider compensates Nationwide for the risks assumed in crediting and/or waiving policy charges during the Insured's total disability. The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate. The deduction waiver cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The charge for this Rider is deducted proportionately from the Sub-Account and Fixed Account allocations; therefore, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Guard Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Policy Guard Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Policy Guard Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
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Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Policy Guard Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Impact on Other Riders and the Policy
The Long-Term Care Rider, the Spouse Life Insurance Rider, and the Deduction (of Fees and Expenses) Waiver Rider will terminate or will need to be terminated by the policy owner prior to invoking the Policy Guard Rider. An election to invoke the Policy Guard Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Policy Guard Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Policy Guard Rider Charge
The Policy Guard Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
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Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Enhanced Dollar Cost Averaging transfers are not considered transfer events.
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Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
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Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Policy Guard Rider and the Long-Term Care Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
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Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account, plus 100% of the policy loan account, less any surrender charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.90% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
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•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision or by invoking the Policy Guard Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Period. The policy will not Lapse during the Guaranteed Policy Continuation Period if the policy owner pays the Policy Continuation Premium amount shown on the Policy Data Pages.
The Policy Continuation Premium required is stated in the Policy Data Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Policy Continuation Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Policy Continuation Premium may change. A change will result in reissued Policy Data Pages which will show the new Policy Continuation Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
The Guaranteed Policy Continuation Period will begin when Nationwide issues the policy and will continue for the lesser of 30 years, or the number of years until the Insured reaches Attained Age 65, from the Policy Date. For policies issued on Insured's age 55 or older on the Policy Date, the Guaranteed Policy Continuation Period is 10 years.
When the Guaranteed Policy Continuation Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
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Grace Period
If the Cash Surrender Value on any monthly anniversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; or
•	the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect, if applicable.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Guaranteed Policy Continuation Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next monthly anniversary of the Policy Date following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
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Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
After the policy has been In Force for one year, the policy owner may request a partial surrender of the policy's Cash Surrender Value. During the first 10 policy years, the amount of a partial surrender cannot exceed 10% of the Cash Surrender Value as of the beginning of the policy year. Nationwide may limit partial surrenders to one per year from the Policy Date. The minimum amount of any partial surrender request is $200.
When a partial surrender is taken, Nationwide will reduce the Cash Value by the partial surrender amount. The Base Policy Specified Amount will also be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. However, the reduction to the Base Policy Specified Amount will not be greater than the excess of the partial surrender amount over the preferred partial surrender amount (a preferred partial surrender is a partial surrender that occurs before the 15th policy anniversary and does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year). In any event, a partial surrender will reduce the Cash Value in each Sub-Account the same proportion as the current allocations.
Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Periodic Withdrawals, Non-Periodic Withdrawals, and Loans. See Payment of Policy Proceeds for additional information.
Notwithstanding anything to the contrary set forth in this prospectus, requests submitted via telephone will be accepted subject to dollar amount limitations and payment restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice to the policy owner. Contact the Service Center for current limitations and restrictions on partial surrenders.
Reduction of Base Policy Specified Amount on a Partial Surrender
Nationwide will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how Cash Value is allocated among the Sub-Accounts. Nationwide will only reduce the Cash Value attributable to the Fixed Account when allocations in the Sub-Accounts are insufficient to cover the amount of the partial surrender.
Nationwide may reduce the Base Policy Specified Amount to ensure that the Net Amount At Risk does not increase due to a partial surrender. Because the policy’s Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward will be based on a new Base Policy Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Base Policy Specified Amount. However, Nationwide will not reduce the Base Policy Specified Amount when a preferred partial surrender is taken. A preferred partial surrender is a surrender taken before the 15th year from the Policy Date, the maximum aggregate annual amount of which is no more than 10% of the policy's Cash Surrender Value as of the beginning of that year.
Any reduction to the Base Policy Specified Amount will be made in the following order:
•	against the most recent increase in the Base Policy Specified Amount;
•	against the next most recent increases in the Base Policy Specified Amount in succession; and
•	against the Base Policy Specified Amount under the original application.
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The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated in the Policy Data Pages. The amount of the accumulated premium account will be no less than zero and no greater than twice the Total Specified Amount.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Policy Guard Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
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In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first year from the Policy Date, the policy owner may elect to change the Death Benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. The policy owner may not change from or to Option 3. Nationwide will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved.
For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
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Proceeds Upon Maturity
If the policy is In Force on the Maturity Date, Nationwide will pay the Proceeds to the policy owner.
Normally, the Proceeds will be paid within seven days after receipt of the policy owner’s written request for payment of Proceeds at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
Extending Coverage Beyond the Maturity Date
Nationwide may offer to extend coverage beyond the Maturity Date to coincide with the Insured's death, at which time the Proceeds will be paid to the beneficiary. During this coverage extension, the policy owner will still be able to request partial surrenders, and if elected, the Long-Term Care Rider will remain in effect (though there will be no charge for it). The termination of some policy and/or Rider benefits will coincide with the policy's Maturity Date (unless the policy owner decides otherwise). The extension of coverage will be for the Cash Value (as defined below) or for the Total Specified Amount (subject to the law of the state in which the policy owner lived at the time the policy was purchased).
If coverage is extended beyond the policy's Maturity Date, Nationwide will endorse the policy so that:
(1)	if extended for the Total Specified Amount, the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 70, subject to any partial surrenders;
(2)	no changes to the Base Policy Specified Amount and/or Total Specified Amount will be permitted (as they are the same);
(3)	no changes to the death benefit option will be allowed;
(4)	no additional Premium payments will be allowed;
(5)	no additional monthly periodic charges will be deducted; however, loan interest will continue to be charged on Indebtedness;
(6)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(7)	if coverage is extended for the policy’s Cash Value, the policy's Death Benefit will become the Cash Value, regardless of the previous death benefit option choice;
(8)	if the Policy Guard Rider is in effect prior to the extension of coverage beyond the Maturity Date, the Total Specified Amount will continue to be defined as the adjusted Total Specified Amount; and
(9)	if the Additional (insurance) Protection Rider is in effect, the extension of coverage beyond the Maturity Date will not apply to the Rider Specified Amount.
Note: Partial surrenders will affect the Base Policy Specified Amount (and thus Total Specified Amount) of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 71 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value prior to the partial surrender.
The coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
The primary purpose of coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrendering the Policy; Maturity.
Assuming no Indebtedness on the Maturity Date and no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness exists on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.
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Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Interest Income Option
If the Interest Income Option is elected, Nationwide retains the Proceeds and credits the Proceeds with interest at an annually determined rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually whether any interest in excess of 2.5% will be credited. The interest can be credited at the end of 12-, six, three, or one month intervals.
At any time, the policy owner can withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee’s death, the remaining Proceeds and accumulated interest will be paid to the payee’s estate.
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Income for a Fixed Period Option
If the Income for a Fixed Period Option is elected, Nationwide retains the Proceeds and makes payments to the payee at specified intervals over a certain number of years, not to exceed 30. Each payment will consist of a portion of the Proceeds plus interest at an annually determined rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be credited. The payments can be paid at the beginning of 12-, six, three, or one month intervals.
At any time, the payee may withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee’s death, the remaining Proceeds and accumulated interest will be paid to the payee’s estate.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Fixed Income for Varying Periods Option
If the Fixed Income for Varying Periods Option is elected, Nationwide will retain the Proceeds and pay a fixed amount at specified intervals until the Proceeds and accumulated interest have been exhausted. The total amount payable each year may not be less than 5% of the original Proceeds. Nationwide will credit interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be credited. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
At any time, the payee may withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee’s death, Nationwide will pay the remaining Proceeds and accumulated interest to the payee’s estate.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Alternate Life Income Option
If the Alternate Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of the current individual immediate annuity purchase rate on the date of the individual immediate annuity is elected. The Proceeds can be paid at the end of 12-, six, three, or one month intervals. Since the payments are based on the payee’s lifetime, the payee may not withdraw any amount designated to this option once payments begin. Payments will cease upon the payee’s death. No payments will be made to the payee’s estate.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
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Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
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Investment Gain in the Policy
The income tax treatment of increases in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for favorable tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, which provides that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for favorable tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for favorable tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide favorable tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is also considered a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
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Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits.
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $7,500.
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Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gain from the sale or surrender of a life insurance policy.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not reduced for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the death benefit proceeds will be taxable.
The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements that apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS as well as the insurance company that issued the policy. Upon receipt of 1) the report of sale from the buyer or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy or a transfer of the policy to a foreign person should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the insured named in the policy must be the insured under the new policy.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is
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selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of (1) the HIPAA per diem amount or (2) the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy may or may not pay a long-term care benefit that is limited to the HIPAA per diem amount , Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase in the annual HIPAA per diem. Therefore, it is highly recommended that the policy owner consults their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes and will not be included in income even if the policy owner has fully recovered their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
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If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
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Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
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However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
The Consolidated Appropriations Act, 2021 that was enacted into law on December 27, 2020 changed the interest rate assumption used under Section 7702 to determine the amount of premium allowed to fund a policy. The change is generally favorable and only applies to life insurance policies issued on or after January 1, 2021.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
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Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the financial statements and schedules of Nationwide Life Insurance Company (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
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BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks capital growth.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Designation: VOL
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2015
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks capital growth.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
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Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
This Sub-Account is only available in policies issued before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
70

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
71

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
72

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
73

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
74

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
This Sub-Account is only available in policies issued before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
75

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This Sub-Account is only available in policies issued before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
This Sub-Account is only available in policies issued before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
76

Appendix B: Definitions
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The elected Long-Term Care Rider benefit amount adjusted for any post issue increases and decreases. This amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
77

Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional (insurance) Protection Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.
78

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-31725

The Best of America Next Generation® FPVUL
The Best of America® Choice Life FPVUL
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2021 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2021.

General Information and History
Nationwide VLI Separate Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Nationwide VLI Separate Account-4
Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on May 21, 1998 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum, which is 99% of first year premiums and 5% of renewal premium after the first year. Commission may also be paid on an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned cash value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide will maintain a record of all purchases and redemption of shares of the mutual funds.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 5.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
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Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-4 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon the Insured's sex, issue age, risk class and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners’ Extended Term Mortality Table, Age Last Birthday ("1980 CET"). Guaranteed cost of insurance rates for policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners’ Standard Ordinary Mortality Table, Age Last Birthday ("1980 CSO"). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.
Mortality tables are unisex for:
•	policies issued in the State of Montana; and
•	group or sponsored arrangements (including our employees and their family members).
The rate class of an insured may affect the cost of insurance rate. We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
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•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge Calculation
The maximum surrender charge under the policy is based on the following calculation.
Maximum Surrender Charge equals 26.50% multiplied by the lesser of (a) or (b), where:
(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
Plus (c) multiplied by (d) where:
(c)	=	the Specified Amount divided by 1,000; and
(d)	=	the applicable rate from the "Administrative Target Factor" chart below.
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no surrender charge will be recouped.
Surrender Target Factor
Age	Male Non-Tobacco	Male Tobacco	Female Non-Tobacco	Female Tobacco
0	0.00	3.35	0.00	2.54
1	0.00	3.38	0.00	2.57
2	0.00	3.50	0.00	2.66
3	0.00	3.64	0.00	2.75
4	0.00	3.78	0.00	2.86
5	0.00	3.93	0.00	2.96
6	0.00	4.09	0.00	3.08
7	0.00	4.27	0.00	3.20
8	0.00	4.45	0.00	3.34
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Age	Male Non-Tobacco	Male Tobacco	Female Non-Tobacco	Female Tobacco
9	0.00	4.65	0.00	3.47
10	0.00	4.87	0.00	3.62
11	0.00	5.09	0.00	3.78
12	0.00	5.33	0.00	3.94
13	0.00	5.57	0.00	4.12
14	0.00	5.82	0.00	4.30
15	0.00	6.07	0.00	4.48
16	0.00	6.31	0.00	4.67
17	0.00	6.55	0.00	4.87
18	5.11	6.80	4.27	5.08
19	5.30	7.05	4.45	5.29
20	5.50	7.32	4.64	5.52
21	5.71	7.60	4.83	5.76
22	5.93	7.90	5.04	6.01
23	6.17	8.22	5.26	6.28
24	6.42	8.57	5.49	6.56
25	6.69	8.94	5.73	6.86
26	6.99	9.34	5.99	7.17
27	7.30	9.77	6.25	7.50
28	7.63	10.22	6.54	7.85
29	7.98	10.71	6.84	8.22
30	8.36	11.23	7.16	8.61
31	8.76	11.79	7.49	9.02
32	9.19	12.38	7.85	9.45
33	9.64	13.01	8.22	9.91
34	10.12	13.67	8.62	10.39
35	10.63	14.38	9.04	10.90
36	11.16	15.12	9.48	11.44
37	11.73	15.92	9.95	12.01
38	12.34	16.75	10.44	12.60
39	12.97	17.64	10.96	13.22
40	13.65	18.58	11.50	13.87
41	14.36	19.56	12.07	14.55
42	15.12	20.60	12.67	15.26
43	15.93	21.70	13.30	16.01
44	16.78	22.87	13.97	16.79
45	17.68	24.09	14.68	17.60
46	18.65	25.39	15.42	18.47
47	19.67	26.76	16.21	19.37
48	20.76	28.21	17.05	20.33
49	21.92	29.76	17.93	21.34
50	23.15	31.40	18.87	22.40
51	24.47	33.13	19.87	23.53
52	25.87	34.98	20.93	24.72
53	27.37	36.93	22.05	25.97
54	28.97	38.99	23.25	27.30
55	30.67	41.17	24.51	28.70
56	32.49	43.48	25.86	30.18
57	34.42	45.92	27.31	31.76
58	36.49	48.52	28.86	33.46
59	38.71	51.28	30.52	35.28
60	41.09	54.23	32.32	37.25
61	43.63	57.36	34.26	39.37
62	46.36	60.70	36.35	41.65
63	49.28	64.24	38.59	44.09
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Age	Male Non-Tobacco	Male Tobacco	Female Non-Tobacco	Female Tobacco
64	52.40	67.98	40.99	46.69
65	55.75	71.92	43.56	49.46
66	59.32	76.10	46.32	52.41
67	63.16	80.52	49.30	55.57
68	67.28	85.23	52.52	58.99
69	71.73	90.27	56.04	62.72
70	76.52	95.66	59.88	66.80
71	81.69	101.41	64.08	71.26
72	87.24	107.54	68.67	76.11
73	93.18	114.01	73.64	81.35
74	99.50	120.81	79.03	86.97
75	106.21	127.90	84.84	92.97
76	113.33	135.27	91.10	99.39
77	120.92	142.94	97.88	106.27
78	129.04	150.99	105.24	113.68
79	137.79	159.53	113.28	121.73
80	147.23	168.60	122.07	130.49
81	147.23	168.60	122.07	130.49
82	147.23	168.60	122.07	130.49
83	147.23	168.60	122.07	130.49
84	147.23	168.60	122.07	130.49
85	147.23	168.60	122.07	130.49
Administrative Target Factor
Issue Age	Administrative Target Component With Specified Amount Less Than $100,000	Administrative Target Component With Specified Amount Of $100,000 And More
0 through 35	6.00	4.00
36 through 55	7.50	5.00
56 through 85	7.50	6.50
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in
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the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
Attained Age of Insured	Percentage of Cash Value
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
Attained Age of Insured	Percentage of Cash Value
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
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Attained Age of Insured	Percentage of Cash Value
97	101%
98	101%
Attained Age of Insured	Percentage of Cash Value
99	101%
100	100%
Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male preferred non-tobacco issue age 55.
Policy Year	Percentage of Cash Value
1	302%
2	290%
3	279%
4	269%
5	259%
6	249%
7	240%
8	231%
9	223%
10	215%
11	207%
12	200%
13	193%
14	186%
15	180%
Policy Year	Percentage of Cash Value
16	174%
17	169%
18	164%
19	159%
20	154%
21	150%
22	146%
23	142%
24	139%
25	136%
26	133%
27	130%
28	127%
29	125%
30	123%
Policy Year	Percentage of Cash Value
31	121%
32	119%
33	118%
34	116%
35	115%
36	113%
37	112%
38	111%
39	110%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%
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NATIONWIDE VLI

SEPARATE

ACCOUNT-4

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Bond Fund: Class 2 (AMVBD2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

2

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

3

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

4

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

5

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

6

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

7

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2020 (inception) to December 31, 2020.

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

8

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 4, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from August 26, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 29, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 15, 2020 (inception) to December 31, 2020.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Statements of operations and changes in contract owners’ equity for the period from May 11, 2020 (inception) to October 23, 2020 (liquidation).

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 1, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from March 2, 2020 (inception) to December 31, 2020.

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from February 11, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from January 16, 2020 (inception) to December 31, 2020.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from September 18, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from September 13, 2019 (inception) to December 31, 2019.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 10, 2019 (inception) to December 31, 2019.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 8, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 5, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from April 1, 2019 (inception) to December 31, 2019.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from January 17, 2019 (inception) to December 31, 2019.

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from January 7, 2019 (inception) to December 31, 2019.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Statement of operations for the period from January 1, 2020 to August 6, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to August 6, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon International Value (DVIV)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

11

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020 and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

12

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	1,665	$21,042	$23,125	$-	$23,125	$6	$23,119
ALVGIA	897,175	25,032,383	25,991,172	85	25,991,257	-	25,991,257
ALVIVA	269,498	3,632,334	3,894,247	9	3,894,256	-	3,894,256
ALVSVA	819,749	14,743,186	14,255,442	44	14,255,486	-	14,255,486
ACVCA	45,590	683,051	878,513	15	878,528	-	878,528
ACVI	161,094	1,768,498	2,271,429	18,451	2,289,880	-	2,289,880
ACVIG	2,097,889	18,861,124	21,566,301	228	21,566,529	-	21,566,529
ACVIP1	2,490,513	25,712,906	27,669,595	35	27,669,630	-	27,669,630
ACVIP2	683,149	7,071,333	7,576,120	4	7,576,124	-	7,576,124
ACVMV1	496,354	9,617,364	10,195,120	16	10,195,136	-	10,195,136
ACVV	1,246,086	12,422,581	13,918,781	2,747	13,921,528	-	13,921,528
AMVAA2	524,752	12,072,823	13,753,753	7	13,753,760	-	13,753,760
AMVBD2	5,197,197	57,367,049	60,963,124	20	60,963,144	-	60,963,144
AMVGB2	229,899	2,834,235	2,951,903	4	2,951,907	-	2,951,907
AMVGI2	21,402	1,042,513	1,169,813	-	1,169,813	5	1,169,808
AMVGR2	415,838	32,796,060	49,555,397	123	49,555,520	-	49,555,520
AMVGS2	88,552	2,134,510	2,794,712	14	2,794,726	-	2,794,726
AMVI2	1,269,675	24,379,895	29,888,143	71	29,888,214	-	29,888,214
AMVNW2	1,399,753	42,086,756	43,742,281	2	43,742,283	-	43,742,283
PIHYB1	429,276	3,762,809	3,992,267	-	3,992,267	550	3,991,717
BRVHYI	2,728,694	19,558,363	20,628,923	79,530	20,708,453	-	20,708,453
MLVGA2	571,651	9,524,397	11,095,747	-	11,095,747	8	11,095,739
MLVLC2	32,124	855,439	962,121	3	962,124	-	962,124
DCAP	523,845	20,291,344	24,715,017	-	24,715,017	517	24,714,500
DSC	26,112	1,144,986	1,296,743	8	1,296,751	-	1,296,751
DSIF	12,618,817	648,701,186	811,011,355	30,947	811,042,302	-	811,042,302
DSRG	331,538	11,515,025	15,661,843	23,674	15,685,517	-	15,685,517
DVMCS	137,701	2,402,525	2,744,384	19	2,744,403	-	2,744,403
DVSCS	7,771,915	128,878,680	148,132,708	303	148,133,011	-	148,133,011
CVSPIP	4,270	602,248	708,692	8	708,700	-	708,700
SASP5I	1,585,010	72,412,973	87,825,405	176	87,825,581	-	87,825,581
DAVVL	513,689	4,037,914	4,710,526	5	4,710,531	-	4,710,531
DWVEMS	232,205	5,248,144	6,805,929	19	6,805,948	-	6,805,948
DWVSVS	530,813	16,788,728	18,037,034	75	18,037,109	-	18,037,109
DFVGMI	13,429	171,453	194,583	-	194,583	5	194,578
DFVIPS	669,614	7,005,209	7,573,333	7	7,573,340	-	7,573,340
DFVIS	1,861	19,647	24,589	-	24,589	2	24,587
DFVIV	4,170	45,345	49,127	2	49,129	-	49,129
DFVULV	407,445	10,457,455	10,805,442	-	10,805,442	12,870	10,792,572
DFVUTV	121,314	2,163,749	2,233,385	20	2,233,405	-	2,233,405
DSGIBA	7,865	181,311	197,175	6	197,181	-	197,181
SVSLVB	1,975	22,429	25,619	1	25,620	-	25,620
SVSSVB	9,786	119,776	117,334	-	117,334	4	117,330
ETVFR	2,809,293	25,608,370	25,367,916	15	25,367,931	-	25,367,931
FQB	1,898,525	21,144,354	22,440,564	13	22,440,577	-	22,440,577
FVU2	68,559	727,847	760,316	-	760,316	2	760,314
FVUS2	167,826	1,869,523	1,872,937	-	1,872,937	10	1,872,927
FCS	833,051	29,401,140	39,894,791	371,177	40,265,968	-	40,265,968
FEIS	2,580,033	55,695,070	61,249,981	5,651	61,255,632	-	61,255,632
FEMS	967,167	10,958,096	14,285,053	33	14,285,086	-	14,285,086
FF05S	114,436	1,429,159	1,568,918	12	1,568,930	-	1,568,930

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
FF10S	244,587	3,201,701	3,487,815	17	3,487,832	-	3,487,832
FF15S	583,539	7,312,170	8,216,230	16	8,216,246	-	8,216,246
FF20S	2,032,610	27,379,881	30,428,179	322	30,428,501	-	30,428,501
FF25S	2,102,216	30,725,567	35,296,210	63	35,296,273	-	35,296,273
FF30S	3,045,947	44,068,054	51,141,446	61	51,141,507	-	51,141,507
FF35S	251,383	5,801,094	6,855,222	17	6,855,239	-	6,855,239
FF40S	978,967	21,053,873	25,365,031	34	25,365,065	-	25,365,065
FF45S	29,394	640,091	765,133	-	765,133	1	765,132
FF50S	94,903	1,899,677	2,219,781	16	2,219,797	-	2,219,797
FF55S	1,690	21,120	21,400	-	21,400	7	21,393
FF60S	27,277	312,550	345,059	4	345,063	-	345,063
FFINS	151,814	1,819,986	1,932,598	-	1,932,598	2	1,932,596
FGOS	8,762	317,506	677,947	451,269	1,129,216	-	1,129,216
FGS	1,604,466	112,578,121	164,329,400	317,318	164,646,718	-	164,646,718
FHIS	2,043,993	10,759,361	10,751,404	12	10,751,416	-	10,751,416
FIGBS	12,612,838	162,481,991	175,570,710	309	175,571,019	-	175,571,019
FIP	3,687	1,178,751	1,369,982	-	1,369,982	10	1,369,972
FMCS	937,818	30,319,025	35,899,676	165	35,899,841	-	35,899,841
FMMP	7,431,848	7,431,848	7,431,848	-	7,431,848	3	7,431,845
FNRS2	295,934	4,882,603	3,068,840	-	3,068,840	1	3,068,839
FOS	765,297	15,684,453	20,203,839	175	20,204,014	-	20,204,014
FRESS	202,151	3,561,536	3,507,320	8	3,507,328	-	3,507,328
FVMIS	15,326	171,545	215,643	-	215,643	1	215,642
FVSS	235,653	2,945,620	3,183,671	183	3,183,854	-	3,183,854
FTVDM2	311,759	2,818,393	3,628,875	11	3,628,886	-	3,628,886
FTVFA2	110,431	684,482	599,639	-	599,639	1	599,638
FTVGB1	948,605	15,331,818	13,745,291	6	13,745,297	-	13,745,297
FTVGI2	396,359	6,373,749	5,477,679	12	5,477,691	-	5,477,691
FTVIS2	353,215	5,279,968	5,312,346	7	5,312,353	-	5,312,353
FTVMD2	38,817	578,937	656,403	-	656,403	5	656,398
FTVRDI	616,532	16,287,059	18,600,777	-	18,600,777	-	18,600,777
FTVSV2	578,045	7,848,705	8,381,647	15	8,381,662	-	8,381,662
FTVSVI	640,130	10,482,424	9,729,972	36	9,730,008	-	9,730,008
TIF	56,717	768,732	769,643	1	769,644	-	769,644
TIF2	864,691	11,562,425	11,483,092	13	11,483,105	-	11,483,105
GVCSE	114,960	1,289,347	1,553,106	-	1,553,106	664	1,552,442
GVGMNS	1,813	20,895	22,824	-	22,824	-	22,824
GVGOPS	92,732	1,106,234	1,223,141	6	1,223,147	-	1,223,147
GVMCE	572,284	8,353,129	9,860,454	-	9,860,454	145	9,860,309
GVMSAS	1,049	9,291	9,915	2	9,917	-	9,917
RVARS	24,272	595,231	621,611	6	621,617	-	621,617
ACEG	32,049	2,351,787	2,855,593	-	2,855,593	4	2,855,589
ACGI	305,475	5,719,423	5,718,488	20	5,718,508	-	5,718,508
AVBVI	2	11	12	-	12	12	-
AVHY1	225,755	1,098,633	1,187,471	10	1,187,481	-	1,187,481
AVIE	862,559	32,222,872	36,676,027	76	36,676,103	-	36,676,103
AVMCCI	24,638	273,129	260,418	18	260,436	-	260,436
AVSCE	6,985	123,271	144,024	-	144,024	4	144,020
IVBRA1	161,334	1,701,537	1,690,775	-	1,690,775	7	1,690,768
OVAG	449,758	32,152,504	48,092,617	946,686	49,039,303	-	49,039,303
OVGI	1,348,891	36,878,877	40,345,334	-	40,345,334	24	40,345,310

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
OVGR	183,593	10,179,382	12,913,964	60,361	12,974,325	-	12,974,325
OVGS	1,857,421	74,938,394	96,808,758	1,347	96,810,105	-	96,810,105
OVIG	7,645,403	17,783,783	22,248,123	40	22,248,163	-	22,248,163
OVSB	3,862,508	19,830,355	18,694,538	-	18,694,538	4	18,694,534
OVSC	291,176	6,673,230	7,984,040	167	7,984,207	-	7,984,207
WRASP	668,759	5,862,865	6,983,454	5	6,983,459	-	6,983,459
WRGP	383,122	4,101,339	4,866,421	21	4,866,442	-	4,866,442
WRHIP	4,281,438	14,150,530	14,536,338	23	14,536,361	-	14,536,361
WRMCG	360,749	4,589,009	6,307,328	-	6,307,328	13	6,307,315
WRRESP	833,400	5,773,946	5,811,131	-	5,811,131	7	5,811,124
WRSTP	270,558	8,073,859	9,705,493	12	9,705,505	-	9,705,505
JPMMV1	4,162,739	42,473,121	45,332,231	109	45,332,340	-	45,332,340
JPSCE1	22,032	386,136	531,196	-	531,196	1	531,195
JABS	947,116	35,377,287	43,662,045	48	43,662,093	-	43,662,093
JACAS	1,245,869	45,296,592	65,981,244	146	65,981,390	-	65,981,390
JAEI	26,343	2,029,633	2,481,770	10	2,481,780	-	2,481,780
JAFBS	528,527	7,051,760	7,388,806	1	7,388,807	-	7,388,807
JAGTS	2,147,285	29,274,909	44,019,343	271	44,019,614	-	44,019,614
JAIGS	652,475	20,151,740	23,867,541	-	23,867,541	83	23,867,458
JAMGS	479,879	33,520,010	41,970,238	61	41,970,299	-	41,970,299
JAMVS	54,100	850,260	834,218	10	834,228	-	834,228
LZREMS	609,686	11,655,686	12,882,671	33	12,882,704	-	12,882,704
SBVSG	767,711	21,507,349	28,098,230	81	28,098,311	-	28,098,311
BNCAI	85,503	4,657,177	6,747,543	-	6,747,543	42	6,747,501
LOVBD	339,968	4,060,662	4,246,200	11	4,246,211	-	4,246,211
LOVMCV	45	909	1,076	-	1,076	15	1,061
LOVSDC	1,687,980	24,221,719	24,171,878	32	24,171,910	-	24,171,910
LOVTRC	2,147,038	36,193,691	37,251,112	43	37,251,155	-	37,251,155
MNVFRS	5,040	43,906	44,445	-	44,445	2	44,443
MMCGSC	127,666	1,248,548	1,471,984	-	1,471,984	6	1,471,978
MNDIC	88,643	1,844,278	2,389,805	15	2,389,820	-	2,389,820
MNDSC	149,368	2,812,668	3,526,584	16	3,526,600	-	3,526,600
MV2IGI	191,745	3,705,325	4,805,130	4	4,805,134	-	4,805,134
MV2RIS	2,096,576	37,227,007	37,528,717	-	37,528,717	-	37,528,717
MV3MVI	1,725	14,584	14,816	7	14,823	-	14,823
MV3MVS	161,078	1,263,630	1,369,167	7	1,369,174	-	1,369,174
MVBRES	30,675	1,518,262	1,738,655	9	1,738,664	-	1,738,664
MVFIC	525,733	9,950,440	10,724,958	22	10,724,980	-	10,724,980
MVFSC	4,862,634	91,517,289	97,058,170	209	97,058,379	-	97,058,379
MVIGIC	18,825	254,978	302,889	-	302,889	5	302,884
MVIVSC	3,225,973	82,719,067	111,199,295	147	111,199,442	-	111,199,442
MVRBSS	256,949	3,464,624	3,561,313	12	3,561,325	-	3,561,325
MSEM	1,017,792	7,652,448	7,877,711	-	7,877,711	-	7,877,711
MSVEG	159,960	7,134,967	11,233,987	42	11,234,029	-	11,234,029
MSVFI	223,240	2,477,900	2,616,375	58	2,616,433	-	2,616,433
MSVMG	163,118	3,032,657	4,810,342	-	4,810,342	36	4,810,306
MSVRE	304,239	5,855,810	5,211,606	-	5,211,606	38	5,211,568
VKVGR2	535,016	4,650,913	4,579,733	12	4,579,745	-	4,579,745
DTRTFB	14,689	149,084	149,531	4	149,535	-	149,535
EIF	757,799	12,566,879	14,693,720	310	14,694,030	-	14,694,030
GBF	10,268,681	109,999,252	115,933,403	189	115,933,592	-	115,933,592

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GEM	975,767	12,176,993	14,597,477	777	14,598,254	-	14,598,254
GIG	1,433,393	15,411,606	16,641,694	257	16,641,951	-	16,641,951
GVAAA2	468,625	11,657,299	12,507,606	15	12,507,621	-	12,507,621
GVABD2	158,060	1,891,605	1,996,297	6	1,996,303	-	1,996,303
GVAGG2	274,366	8,359,716	11,043,251	-	11,043,251	16	11,043,235
GVAGI2	87,854	4,700,734	4,957,611	-	4,957,611	12	4,957,599
GVAGR2	160,901	13,796,497	19,440,109	97	19,440,206	-	19,440,206
GVDMA	8,881,069	112,169,774	116,786,060	8,161	116,794,221	-	116,794,221
GVDMC	2,066,394	21,890,887	23,246,931	138	23,247,069	-	23,247,069
GVEX1	486,679	9,077,286	10,882,154	-	10,882,154	12	10,882,142
GVIDA	3,461,220	43,679,837	45,168,919	1,815	45,170,734	-	45,170,734
GVIDC	1,592,466	15,877,267	16,784,591	19	16,784,610	-	16,784,610
GVIDM	6,775,341	81,734,958	81,778,365	168	81,778,533	-	81,778,533
GVIX2	378,370	3,514,673	3,935,048	-	3,935,048	4	3,935,044
HIBF	3,368,382	22,056,945	22,062,904	1,273	22,064,177	-	22,064,177
IDPG	1,274	14,314	15,304	4	15,308	-	15,308
IDPGI	738	8,036	8,448	1	8,449	-	8,449
MCIF	5,391,976	119,460,847	123,638,003	235	123,638,238	-	123,638,238
MSBF	1,148,274	10,422,714	10,564,117	3	10,564,120	-	10,564,120
NCPG	8,195	85,089	92,769	7	92,776	-	92,776
NCPGI	1,743	18,631	19,226	1	19,227	-	19,227
NJMMA2	5,500	53,437	54,997	3	55,000	-	55,000
NJMMAY	77,426	749,582	780,458	1	780,459	-	780,459
NVAMV1	2,380,571	37,383,437	35,589,537	2,611	35,592,148	-	35,592,148
NVAMVX	1,362,770	17,535,255	20,332,526	13	20,332,539	-	20,332,539
NVBX	34,134,391	361,688,608	381,622,489	236	381,622,725	-	381,622,725
NVCBD1	325,298	3,612,773	3,724,659	9	3,724,668	-	3,724,668
NVCCA1	421,647	4,155,422	4,477,896	-	4,477,896	14	4,477,882
NVCCN1	394,495	4,015,187	4,303,936	9	4,303,945	-	4,303,945
NVCMA1	812,295	7,803,765	7,741,169	-	7,741,169	4	7,741,165
NVCMC1	259,739	2,676,355	2,877,907	-	2,877,907	1	2,877,906
NVCMD1	784,809	8,522,432	8,530,872	19	8,530,891	-	8,530,891
NVCRA1	303,981	2,882,665	3,304,274	11	3,304,285	-	3,304,285
NVCRB1	570,507	5,906,974	6,423,913	3	6,423,916	-	6,423,916
NVDBL2	133,189	2,049,886	2,157,669	-	2,157,669	3	2,157,666
NVDCA2	43,806	768,610	802,525	5	802,530	-	802,530
NVDCAP	8,768	147,968	159,920	-	159,920	3	159,917
NVFIII	22,229	249,711	251,183	4	251,187	-	251,187
NVGEII	2,796	33,151	37,769	2	37,771	-	37,771
NVIDMP	87,888	1,013,916	1,056,413	1	1,056,414	-	1,056,414
NVIE6	18,353	163,695	211,064	3	211,067	-	211,067
NVIX	2,974,057	28,026,160	30,959,933	46	30,959,979	-	30,959,979
NVLCP1	186,039	2,131,525	2,277,113	-	2,277,113	6	2,277,107
NVMIG1	1,859,038	20,428,678	22,475,766	4	22,475,770	-	22,475,770
NVMIVX	469,336	4,287,590	5,050,058	3	5,050,061	-	5,050,061
NVMLG1	1,973,415	20,157,586	17,642,328	44	17,642,372	-	17,642,372
NVMMG1	4,921,823	52,522,191	68,167,252	25	68,167,277	-	68,167,277
NVMMV1	1,035,147	7,333,888	8,001,688	17	8,001,705	-	8,001,705
NVMMV2	1,569,727	15,329,143	12,228,176	-	12,228,176	4	12,228,172
NVNMO1	1,573,715	15,789,250	19,262,267	-	19,262,267	8	19,262,259
NVNSR1	12,719	167,828	179,089	-	179,089	4	179,085

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVOLG1	11,002,726	194,759,320	207,291,356	-	207,291,356	7	207,291,349
NVRE1	4,106,522	27,202,153	29,813,349	12	29,813,361	-	29,813,361
NVSIX2	170,792	1,644,635	1,557,621	3	1,557,624	-	1,557,624
NVSTB1	3,075,505	32,274,348	32,108,273	55	32,108,328	-	32,108,328
NVSTB2	311,609	3,213,368	3,237,617	1	3,237,618	-	3,237,618
NVTIV3	77,822	883,169	837,359	5	837,364	-	837,364
SAM	38,662,778	38,662,778	38,662,778	-	38,662,778	167,712	38,495,066
SAM5	225,618,984	225,618,984	225,618,984	177	225,619,161	-	225,619,161
SCF	2,466,813	47,344,436	49,311,584	2,516	49,314,100	-	49,314,100
SCGF	1,743,089	29,314,299	34,251,696	89	34,251,785	-	34,251,785
SCVF	4,318,557	44,929,827	37,873,743	78	37,873,821	-	37,873,821
TRF	2,039,134	37,439,303	47,980,813	28,044	48,008,857	-	48,008,857
AMCG	46,809	1,392,661	1,863,010	2,359	1,865,369	-	1,865,369
AMMCGS	30,768	809,211	1,109,485	5	1,109,490	-	1,109,490
AMRI	1,865	26,752	28,713	3	28,716	-	28,716
AMSRS	86,654	2,161,760	2,659,400	525	2,659,925	-	2,659,925
AMTB	266,497	2,812,021	2,846,191	-	2,846,191	4	2,846,187
NOTB3	4,137	48,120	49,019	-	49,019	6	49,013
NOTG3	4,271	47,462	50,017	-	50,017	6	50,011
NOTMG3	12,097	140,247	147,709	1	147,710	-	147,710
PMVAAA	469,241	4,665,425	5,194,494	11	5,194,505	-	5,194,505
PMVFBA	154,195	1,527,111	1,623,673	39	1,623,712	-	1,623,712
PMVFHA	33,540	378,407	376,990	4	376,994	-	376,994
PMVGBA	51,139	566,997	623,383	5	623,388	-	623,388
PMVHYA	108,491	818,777	869,012	70	869,082	-	869,082
PMVLDA	3,966,493	40,587,391	41,172,199	610	41,172,809	-	41,172,809
PMVLGA	1,260,948	18,097,925	18,624,199	571	18,624,770	-	18,624,770
PMVRRA	3,745,120	47,627,703	52,132,065	2,871	52,134,936	-	52,134,936
PMVRSA	24,834	163,071	150,243	-	150,243	1	150,242
PMVTRA	7,007,025	77,228,213	81,211,417	2,817	81,214,234	-	81,214,234
PVEIB	66,600	1,586,597	1,698,976	6	1,698,982	-	1,698,982
PVGOB	248,177	3,138,373	3,610,974	-	3,610,974	-	3,610,974
PVTIGB	73,116	1,031,107	1,204,950	-	1,204,950	7	1,204,943
PVTSCB	104,010	795,533	1,041,136	5	1,041,141	-	1,041,141
ROCMC	213,037	1,959,958	2,537,274	-	2,537,274	26	2,537,248
TRBCGP	2,560,739	96,738,212	129,855,076	201	129,855,277	-	129,855,277
TREI2	771,086	19,531,145	20,125,337	63	20,125,400	-	20,125,400
TRHS2	278,133	12,717,492	16,120,568	5	16,120,573	-	16,120,573
TRLT1	2,599,403	12,887,051	12,997,016	-	12,997,016	400	12,996,616
TRMCG2	1,145,944	31,068,249	36,246,217	122	36,246,339	-	36,246,339
TRNAG1	1,944,838	62,957,819	77,132,287	105	77,132,392	-	77,132,392
TRPSB1	406,067	8,455,425	9,307,066	2	9,307,068	-	9,307,068
VWEM	682,864	9,230,152	11,533,567	411	11,533,978	-	11,533,978
VWHA	724,734	12,264,465	16,292,021	73	16,292,094	-	16,292,094
VVB	539,997	12,190,142	13,867,118	44	13,867,162	-	13,867,162
VVCG	427,412	14,166,314	19,323,298	41	19,323,339	-	19,323,339
VVEI	7,192	141,755	165,920	1	165,921	-	165,921
VVEIX	1,943	78,998	104,433	-	104,433	4	104,429
VVHGB	4,824,089	57,765,009	61,796,576	69	61,796,645	-	61,796,645
VVI	418,912	11,189,567	18,251,982	37	18,252,019	-	18,252,019
VVMCI	1,129,392	23,522,278	29,104,443	76	29,104,519	-	29,104,519

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
VVREI	238,127	2,895,294	2,959,921	7	2,959,928	-	2,959,928
VVSCG	348,399	7,402,261	8,532,301	15	8,532,316	-	8,532,316
VVSTC	2,157	23,217	23,990	1	23,991	-	23,991
VVTISI	867,508	16,420,822	19,935,330	47	19,935,377	-	19,935,377
VRVDRI	145,390	2,182,577	2,573,408	16	2,573,424	-	2,573,424
SVDF	669,258	20,710,302	32,612,929	18	32,612,947	-	32,612,947
SVOF	285,165	7,348,446	8,449,446	198	8,449,644	-	8,449,644
WFVSCG	688,096	7,199,222	10,128,774	-	10,128,774	17	10,128,757

Total (unaudited)			$6,233,810,008	$2,372,868	$6,236,182,876	$183,403	$6,235,999,473

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVDAA	ALVGIA	ALVIVA	ALVIVB	ALVSVA	ACVCA	ACVI
Reinvested dividends	$76,744,716	378	382,072	64,829	283	128,061	-	10,478
Mortality and expense risk charges (note 3)	(6,593,375)	-	(41,113)	(2,917)	-	(7,526)	(1,582)	(2,287)

Net investment income (loss)	70,151,341	378	340,959	61,912	283	120,535	(1,582)	8,191

Realized gain (loss) on investments	60,011,207	790	(2,578,599)	(89,796)	(1,482)	(564,331)	77,352	(26,376)
Change in unrealized gain (loss) on investments	434,974,239	-	1,024,105	163,706	(1,038)	417,255	133,874	392,493

Net gain (loss) on investments	494,985,446	790	(1,554,494)	73,910	(2,520)	(147,076)	211,226	366,117

Reinvested capital gains	233,748,104	-	1,297,893	-	-	586,193	80,548	31,603

Net increase (decrease) in contract owners’ equity resulting from operations	$798,884,891	1,168	84,358	135,822	(2,237)	559,652	290,192	405,911

Investment Activity:	ACVIG	ACVIP1	ACVIP2	ACVMV1	ACVV	AMVAA2	AMVBD2	AMVGB2
Reinvested dividends	$380,240	415,866	102,686	166,106	304,493	206,526	1,240,196	29,244
Mortality and expense risk charges (note 3)	(5,117)	(50,891)	-	(5,723)	(21,316)	(21,007)	(61,454)	(775)

Net investment income (loss)	375,123	364,975	102,686	160,383	283,177	185,519	1,178,742	28,469

Realized gain (loss) on investments	1,035,003	432,059	35,286	(866,012)	(689,206)	(109,896)	194,143	13,003
Change in unrealized gain (loss) on investments	(635,925)	1,568,930	564,246	665,420	(365,047)	1,175,357	3,675,400	117,668

Net gain (loss) on investments	399,078	2,000,989	599,532	(200,592)	(1,054,253)	1,065,461	3,869,543	130,671

Reinvested capital gains	1,057,848	-	-	-	375,258	56,537	573,430	4,294

Net increase (decrease) in contract owners’ equity resulting from operations	$1,832,049	2,365,964	702,218	(40,209)	(395,818)	1,307,517	5,621,715	163,434

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMVGI2	AMVGR2	AMVGS2	AMVI2	AMVNW2	PIHYB1	BRVHYI	MLVGA2
Reinvested dividends	$10,305	121,616	4,308	167,691	3,216	183,420	972,657	113,283
Mortality and expense risk charges (note 3)	1,381	(79,007)	(5,216)	(42,992)	(7,683)	(5,209)	(31,153)	(2,638)

Net investment income (loss)	11,686	42,609	(908)	124,699	(4,467)	178,211	941,504	110,645

Realized gain (loss) on investments	(5,116)	1,914,347	115,145	(674,497)	(680)	(91,784)	(255,147)	43,866
Change in unrealized gain (loss) on investments	127,045	14,448,815	334,781	4,472,413	1,355,758	148,241	490,603	1,176,416

Net gain (loss) on investments	121,929	16,363,162	449,926	3,797,916	1,355,078	56,457	235,456	1,220,282

Reinvested capital gains	2,516	901,275	160,861	-	47,453	-	-	521,339

Net increase (decrease) in contract owners’ equity resulting from operations	$136,131	17,307,046	609,879	3,922,615	1,398,064	234,668	1,176,960	1,852,266

Investment Activity:	MLVLC2	DCAP	DSC	DSIF	DSRG	DVMCS	DVSCS	CVSPIP
Reinvested dividends	$7,919	169,969	6,362	10,836,797	145,787	23,879	1,013,917	10,176
Mortality and expense risk charges (note 3)	(2,012)	(4,172)	-	(891,948)	(493)	(5,541)	(162,392)	(2,026)

Net investment income (loss)	5,907	165,797	6,362	9,944,849	145,294	18,338	851,525	8,150

Realized gain (loss) on investments	(217,305)	(579,817)	(177,483)	32,544,740	408,326	(285,379)	(7,053,976)	(98,464)
Change in unrealized gain (loss) on investments	214,297	3,534,230	364,623	29,486,305	2,367,096	430,357	12,290,864	29,013

Net gain (loss) on investments	(3,008)	2,954,413	187,140	62,031,045	2,775,422	144,978	5,236,888	(69,451)

Reinvested capital gains	76,680	1,763,790	-	44,623,318	158,207	-	5,773,387	20,046

Net increase (decrease) in contract owners’ equity resulting from operations	$79,579	4,884,000	193,502	116,599,212	3,078,923	163,316	11,861,800	(41,255)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SASP5I	DAVVL	DWVEMS	DWVSVS	DFVGMI	DFVIPS	DFVIS	DFVIV
Reinvested dividends	$893,376	29,833	26,755	156,254	2,138	81,289	449	1,059
Mortality and expense risk charges (note 3)	(135,744)	(5,860)	(11,107)	(27,891)	-	(11,310)	31	42

Net investment income (loss)	757,632	23,973	15,648	128,363	2,138	69,979	480	1,101

Realized gain (loss) on investments	1,516,802	(533,946)	267,880	(2,834,446)	1,264	40,183	22	(274)
Change in unrealized gain (loss) on investments	15,412,432	854,213	996,980	1,531,979	14,023	504,822	4,942	3,782

Net gain (loss) on investments	16,929,234	320,267	1,264,860	(1,302,467)	15,287	545,005	4,964	3,508

Reinvested capital gains	141,940	119,331	100,391	890,893	2,312	42,904	396	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,828,806	463,571	1,380,899	(283,211)	19,737	657,888	5,840	4,609

Investment Activity:	DFVULV	DFVUTV	DSGIBA	SVSLVB	SVSSVB	ETVFR	FQB	FVU2
Reinvested dividends	$210,836	33,962	5,234	564	1,838	814,794	613,791	19,224
Mortality and expense risk charges (note 3)	(19,487)	(3,815)	-	(57)	(206)	(55,932)	(15,508)	-

Net investment income (loss)	191,349	30,147	5,234	507	1,632	758,862	598,283	19,224

Realized gain (loss) on investments	(106,646)	(191,206)	(4,730)	(5,508)	(43,749)	(469,544)	(9,694)	(1,854)
Change in unrealized gain (loss) on investments	(278,586)	199,650	10,485	116	16,633	57,428	1,030,542	(16,510)

Net gain (loss) on investments	(385,232)	8,444	5,755	(5,392)	(27,116)	(412,116)	1,020,848	(18,364)

Reinvested capital gains	-	-	3,855	1,447	13,527	-	65,741	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(193,883)	38,591	14,844	(3,438)	(11,957)	346,746	1,684,872	860

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FVUS2	FCS	FEIS	FEMS	FF05S	FF10S	FF15S	FF20S
Reinvested dividends	$2,598	49,456	940,638	87,404	17,954	38,768	95,040	332,432
Mortality and expense risk charges (note 3)	(1,026)	(64,571)	(17,740)	(18,797)	(2,716)	(681)	(10,964)	(37,948)

Net investment income (loss)	1,572	(15,115)	922,898	68,607	15,238	38,087	84,076	294,484

Realized gain (loss) on investments	9,010	981,287	(345,869)	346,349	12,402	72,518	65,688	350,487
Change in unrealized gain (loss) on investments	3,207	8,554,248	507,176	2,058,637	75,818	113,641	626,599	1,721,073

Net gain (loss) on investments	12,217	9,535,535	161,307	2,404,986	88,220	186,159	692,287	2,071,560

Reinvested capital gains	-	169,281	2,489,437	1,082,815	35,955	98,524	372,566	1,730,222

Net increase (decrease) in contract owners’ equity resulting from operations	$13,789	9,689,701	3,573,642	3,556,408	139,413	322,770	1,148,929	4,096,266

Investment Activity:	FF25S	FF30S	FF35S	FF40S	FF45S	FF50S	FF55S	FF60S
Reinvested dividends	$363,104	516,185	60,356	193,945	6,051	15,409	151	2,530
Mortality and expense risk charges (note 3)	(59,330)	(61,457)	(10,633)	(41,602)	(1,258)	(2,790)	(35)	(157)

Net investment income (loss)	303,774	454,728	49,723	152,343	4,793	12,619	116	2,373

Realized gain (loss) on investments	444,288	831,911	141,187	294,826	30,850	2,281	(2,091)	2,265
Change in unrealized gain (loss) on investments	2,533,478	4,107,391	795,258	2,525,972	109,951	247,829	236	32,465

Net gain (loss) on investments	2,977,766	4,939,302	936,445	2,820,798	140,801	250,110	(1,855)	34,730

Reinvested capital gains	1,383,590	1,950,826	176,285	1,012,443	18,143	45,076	533	9,147

Net increase (decrease) in contract owners’ equity resulting from operations	$4,665,130	7,344,856	1,162,453	3,985,584	163,737	307,805	(1,206)	46,250

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FFINS	FGOS	FGS	FHIS	FIGBS	FIP	FMCS	FMMP
Reinvested dividends	$21,339	34	77,581	530,618	3,587,975	287,180	170,217	35,215
Mortality and expense risk charges (note 3)	(3,441)	(616)	(81,123)	(11,035)	(250,535)	(27,490)	(18,116)	(23,464)

Net investment income (loss)	17,898	(582)	(3,542)	519,583	3,337,440	259,690	152,101	11,751

Realized gain (loss) on investments	(8,985)	6,689	7,277,485	(264,399)	2,337,162	15,108,637	(193,552)	-
Change in unrealized gain (loss) on investments	75,010	240,048	30,242,235	3,530	8,410,670	(18,751,795)	5,343,594	-

Net gain (loss) on investments	66,025	246,737	37,519,720	(260,869)	10,747,832	(3,643,158)	5,150,042	-

Reinvested capital gains	34,328	28,229	12,088,285	-	59,752	259,387	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$118,251	274,384	49,604,463	258,714	14,145,024	(3,124,081)	5,302,143	11,751

Investment Activity:	FNRS2	FOS	FRESS	FVMIS	FVSS	FTVDM2	FTVFA2	FTVGB1
Reinvested dividends	$76,876	60,442	66,496	2,499	32,750	124,155	7,914	1,366,382
Mortality and expense risk charges (note 3)	-	(2,155)	(4,201)	214	(44)	-	-	(30,007)

Net investment income (loss)	76,876	58,287	62,295	2,713	32,706	124,155	7,914	1,336,375

Realized gain (loss) on investments	(496,184)	135,592	(78,060)	(1)	(323,121)	162,658	(17,692)	(1,379,400)
Change in unrealized gain (loss) on investments	(1,095,934)	2,317,521	(233,020)	44,098	317,535	121,880	(69,108)	(899,632)

Net gain (loss) on investments	(1,592,118)	2,453,113	(311,080)	44,097	(5,586)	284,538	(86,800)	(2,279,032)

Reinvested capital gains	-	79,531	119,793	-	165,021	77,916	141,008	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,515,242)	2,590,931	(128,992)	46,810	192,141	486,609	62,122	(942,657)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVGI2	FTVIS2	FTVMD2	FTVRDI	FTVSV2	FTVSVI	TIF	TIF2
Reinvested dividends	$484,516	316,702	16,745	246,171	115,267	140,876	24,902	355,407
Mortality and expense risk charges (note 3)	(158)	-	(1,412)	-	(14,740)	-	-	(14,310)

Net investment income (loss)	484,358	316,702	15,333	246,171	100,527	140,876	24,902	341,097

Realized gain (loss) on investments	(182,901)	(177,223)	(207,050)	274,039	(1,804,901)	(836,155)	(16,247)	(647,531)
Change in unrealized gain (loss) on investments	(616,521)	(190,344)	90,071	1,241,688	1,413,787	642,288	(22,720)	(232,670)

Net gain (loss) on investments	(799,422)	(367,567)	(116,979)	1,515,727	(391,114)	(193,867)	(38,967)	(880,201)

Reinvested capital gains	-	4,486	13,412	850,640	490,263	504,812	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(315,064)	(46,379)	(88,234)	2,612,538	199,676	451,821	(14,065)	(539,104)

Investment Activity:	GVCSE	GVGMNS	GVGOPS	GVMCE	GVMSAS	RVARS	ACEG	ACGI
Reinvested dividends	$2,953	62	-	53,281	181	7,983	1,246	115,013
Mortality and expense risk charges (note 3)	(1,845)	-	(1,721)	(19,645)	-	-	-	(8,316)

Net investment income (loss)	1,108	62	(1,721)	33,636	181	7,983	1,246	106,697

Realized gain (loss) on investments	(196,813)	(2,649)	31,050	(784,027)	4	3,731	61,355	(1,054,983)
Change in unrealized gain (loss) on investments	322,325	2,337	114,335	1,117,680	657	21,699	429,376	790,117

Net gain (loss) on investments	125,512	(312)	145,385	333,653	661	25,430	490,731	(264,866)

Reinvested capital gains	18,361	319	199,586	135,336	-	-	130,022	84,671

Net increase (decrease) in contract owners’ equity resulting from operations	$144,981	69	343,250	502,625	842	33,413	621,999	(73,498)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AVBVI	AVHY1	AVIE	AVMCCI	AVSCE	IVBRA1	OVAG	OVGI
Reinvested dividends	$-	50,662	748,155	1,630	405	126,650	13,219	546,178
Mortality and expense risk charges (note 3)	-	(2,305)	(64,479)	(123)	(295)	-	(11,718)	(16,653)

Net investment income (loss)	-	48,357	683,676	1,507	110	126,650	1,501	529,525

Realized gain (loss) on investments	(9,533)	(127,404)	658,721	(32,002)	(8,195)	(29,384)	2,151,785	1,597,793
Change in unrealized gain (loss) on investments	9,192	80,945	2,167,850	5,048	23,025	(22,542)	9,332,399	(774,760)

Net gain (loss) on investments	(341)	(46,459)	2,826,571	(26,954)	14,830	(51,926)	11,484,184	823,033

Reinvested capital gains	-	-	720,790	46,133	10,083	81,646	2,755,710	3,596,896

Net increase (decrease) in contract owners’ equity resulting from operations	$(341)	1,898	4,231,037	20,686	25,023	156,370	14,241,395	4,949,454

Investment Activity:	OVGR	OVGS	OVIG	OVSB	OVSC	WRASP	WRGP	WRHIP
Reinvested dividends	$-	566,473	174,147	1,036,707	39,511	127,786	-	1,101,975
Mortality and expense risk charges (note 3)	(23,238)	(89,544)	(32,376)	-	(917)	(1,146)	(4,221)	(29,212)

Net investment income (loss)	(23,238)	476,929	141,771	1,036,707	38,594	126,640	(4,221)	1,072,763

Realized gain (loss) on investments	75,997	520,792	480,580	(415,329)	(364,633)	(20,200)	(120,343)	(894,847)
Change in unrealized gain (loss) on investments	1,633,738	16,967,868	3,412,401	(58,199)	1,537,233	598,047	752,340	458,761

Net gain (loss) on investments	1,709,735	17,488,660	3,892,981	(473,528)	1,172,600	577,847	631,997	(436,086)

Reinvested capital gains	1,560,764	2,951,486	257,213	-	89,495	106,027	522,207	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,247,261	20,917,075	4,291,965	563,179	1,300,689	810,514	1,149,983	636,677

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRMCG	WRRESP	WRSTP	JPMMV1	JPSCE1	JABS	JACAS	JAEI
Reinvested dividends	$-	93,906	-	589,470	5,055	587,049	91,566	1,608
Mortality and expense risk charges (note 3)	(7,834)	(6,989)	(4,963)	(76,992)	(649)	(58,054)	(20,462)	-

Net investment income (loss)	(7,834)	86,917	(4,963)	512,478	4,406	528,995	71,104	1,608

Realized gain (loss) on investments	439,073	3,910	998,269	(1,609,807)	(160,993)	1,880,396	2,178,918	25,202
Change in unrealized gain (loss) on investments	1,231,811	(689,289)	880,377	13,931	172,989	2,046,614	12,512,978	182,969

Net gain (loss) on investments	1,670,884	(685,379)	1,878,646	(1,595,876)	11,996	3,927,010	14,691,896	208,171

Reinvested capital gains	336,771	429,752	1,025,078	2,459,433	33,288	576,692	4,197,214	159,852

Net increase (decrease) in contract owners’ equity resulting from operations	$1,999,821	(168,710)	2,898,761	1,376,035	49,690	5,032,697	18,960,214	369,631

Investment Activity:	JAFBS	JAGTS	JAIGS	JAMGS	JAMVS	LZREMS	SBVSG	BNCAI
Reinvested dividends	$166,815	1,031	241,549	-	7,991	281,724	-	-
Mortality and expense risk charges (note 3)	(9,329)	(12,758)	(9,028)	(56,957)	(1,536)	(19,484)	(37,157)	(10,940)

Net investment income (loss)	157,486	(11,727)	232,521	(56,957)	6,455	262,240	(37,157)	(10,940)

Realized gain (loss) on investments	329,283	4,155,349	(509,310)	1,380,127	(12,115)	(1,518,101)	(105,684)	846,888
Change in unrealized gain (loss) on investments	151,405	7,227,338	3,470,078	4,241,519	(28,446)	880,413	6,697,997	675,201

Net gain (loss) on investments	480,688	11,382,687	2,960,768	5,621,646	(40,561)	(637,688)	6,592,313	1,522,089

Reinvested capital gains	-	2,993,656	-	2,645,470	15,152	-	1,864,361	113,979

Net increase (decrease) in contract owners’ equity resulting from operations	$638,174	14,364,616	3,193,289	8,210,159	(18,954)	(375,448)	8,419,517	1,625,128

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LOVBD	LOVMCV	LOVSDC	LOVTRC	MNVFRS	MMCGSC	MNDIC	MNDSC
Reinvested dividends	$153,748	11	650,115	850,548	160	-	-	-
Mortality and expense risk charges (note 3)	(7,570)	(1)	(41,271)	(67,708)	(11)	(716)	-	(284)

Net investment income (loss)	146,178	10	608,844	782,840	149	(716)	-	(284)

Realized gain (loss) on investments	72,232	(2,320)	(205,731)	279,420	-	44,318	(9,082)	3,569
Change in unrealized gain (loss) on investments	54,045	711	227,598	546,300	539	219,819	557,401	702,736

Net gain (loss) on investments	126,277	(1,609)	21,867	825,720	539	264,137	548,319	706,305

Reinvested capital gains	-	-	-	676,850	-	96,190	155,504	168,125

Net increase (decrease) in contract owners’ equity resulting from operations	$272,455	(1,599)	630,711	2,285,410	688	359,611	703,823	874,146

Investment Activity:	MV2IGI	MV2RIS	MV3MVI	MV3MVS	MVBRES	MVFIC	MVFSC	MVIGIC
Reinvested dividends	$19,362	30,494	8	3,976	18,977	160,875	1,082,434	3,494
Mortality and expense risk charges (note 3)	-	(16,126)	-	(592)	(3,544)	-	(166,796)	-

Net investment income (loss)	19,362	14,368	8	3,384	15,433	160,875	915,638	3,494

Realized gain (loss) on investments	180,219	734,708	-	(1,015)	(96,639)	14,479	(347,986)	(1,187)
Change in unrealized gain (loss) on investments	245,786	(994,515)	232	104,969	167,050	(317,781)	(151,513)	43,913

Net gain (loss) on investments	426,005	(259,807)	232	103,954	70,411	(303,302)	(499,499)	42,726

Reinvested capital gains	410,118	58,183	27	16,423	70,927	450,878	3,637,672	3,178

Net increase (decrease) in contract owners’ equity resulting from operations	$855,485	(187,256)	267	123,761	156,771	308,451	4,053,811	49,398

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MVIVSC	MVRBSS	MSEM	MSVEG	MSVFI	MSVMG	MSVRE	VKVGR2
Reinvested dividends	$763,205	51,149	341,023	-	69,103	-	146,854	213,004
Mortality and expense risk charges (note 3)	(197,874)	(3,272)	(8,100)	(9,921)	-	(6,449)	(9,723)	(9,625)

Net investment income (loss)	565,331	47,877	332,923	(9,921)	69,103	(6,449)	137,131	203,379

Realized gain (loss) on investments	4,350,810	30,519	(195,195)	756,195	45,782	752,176	(1,116,019)	(914,985)
Change in unrealized gain (loss) on investments	11,773,879	89,031	209,085	3,839,911	39,231	1,838,774	(983,750)	(165,459)

Net gain (loss) on investments	16,124,689	119,550	13,890	4,596,106	85,013	2,590,950	(2,099,769)	(1,080,444)

Reinvested capital gains	1,996,613	-	-	719,874	25,261	377,455	145,795	100,464

Net increase (decrease) in contract owners’ equity resulting from operations	$18,686,633	167,427	346,813	5,306,059	179,377	2,961,956	(1,816,843)	(776,601)

Investment Activity:	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$3,386	231,548	2,407,149	237,577	179,395	207,398	44,175	62,698
Mortality and expense risk charges (note 3)	-	(2,465)	(135,743)	(5,916)	(10,436)	-	-	-

Net investment income (loss)	3,386	229,083	2,271,406	231,661	168,959	207,398	44,175	62,698

Realized gain (loss) on investments	622	772,428	1,469,123	511,734	58,499	254,258	31,152	89,082
Change in unrealized gain (loss) on investments	1,309	(1,020,478)	3,305,635	501,294	619,621	(24,811)	70,222	1,836,516

Net gain (loss) on investments	1,931	(248,050)	4,774,758	1,013,028	678,120	229,447	101,374	1,925,598

Reinvested capital gains	-	566,861	-	-	-	1,072,347	1,426	639,200

Net increase (decrease) in contract owners’ equity resulting from operations	$5,317	547,894	7,046,164	1,244,689	847,079	1,509,192	146,975	2,627,496

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM
Reinvested dividends	$72,723	101,246	228,785	30,323	182,448	88,482	15,771	102,072
Mortality and expense risk charges (note 3)	-	-	(59,585)	(15,367)	-	(40,524)	(15,961)	(38,639)

Net investment income (loss)	72,723	101,246	169,200	14,956	182,448	47,958	(190)	63,433

Realized gain (loss) on investments	21,649	468,715	1,736,323	(659,610)	290,572	(435,580)	(34,273)	621,021
Change in unrealized gain (loss) on investments	32,158	4,534,648	4,229,027	2,140,077	998,877	2,754,168	911,200	2,809,058

Net gain (loss) on investments	53,807	5,003,363	5,965,350	1,480,467	1,289,449	2,318,588	876,927	3,430,079

Reinvested capital gains	449,012	1,325,855	6,512,852	644,105	170,222	2,607,851	150,171	4,213,803

Net increase (decrease) in contract owners’ equity resulting from operations	$575,542	6,430,464	12,647,402	2,139,528	1,642,119	4,974,397	1,026,908	7,707,315

Investment Activity:	GVIX2	HIBF	IDPG	IDPGI	MCIF	MSBF	NCPG	NCPGI
Reinvested dividends	$80,346	1,123,967	18	10	1,232,476	341,652	1,268	116
Mortality and expense risk charges (note 3)	-	(25,790)	-	-	(143,516)	(3,582)	-	-

Net investment income (loss)	80,346	1,098,177	18	10	1,088,960	338,070	1,268	116

Realized gain (loss) on investments	(24,353)	(101,296)	(135)	(1)	(4,765,478)	(151,837)	(266)	19
Change in unrealized gain (loss) on investments	203,770	34,387	563	301	12,688,213	127,054	7,982	485

Net gain (loss) on investments	179,417	(66,909)	428	300	7,922,735	(24,783)	7,716	504

Reinvested capital gains	105,317	-	265	90	5,249,551	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$365,080	1,031,268	711	400	14,261,246	313,287	8,984	620

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NJMMA2	NJMMAY	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1
Reinvested dividends	$86	-	552,932	238,640	8,231,084	95,414	38,203	8,713
Mortality and expense risk charges (note 3)	(48)	1,033	-	(2,995)	(420,593)	-	(75)	(1,536)

Net investment income (loss)	38	1,033	552,932	235,645	7,810,491	95,414	38,128	7,177

Realized gain (loss) on investments	76	41	(256,804)	16,917	829,654	9,198	(160,564)	(40,914)
Change in unrealized gain (loss) on investments	1,559	30,876	(1,296,221)	2,797,271	16,185,049	95,469	526,025	287,329

Net gain (loss) on investments	1,635	30,917	(1,553,025)	2,814,188	17,014,703	104,667	365,461	246,415

Reinvested capital gains	-	2,530	907,118	-	-	8,043	149,476	8,508

Net increase (decrease) in contract owners’ equity resulting from operations	$1,673	34,480	(92,975)	3,049,833	24,825,194	208,124	553,065	262,100

Investment Activity:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2	NVDCAP
Reinvested dividends	$76,637	11,923	64,457	32,239	36,891	2,410	1,419	-
Mortality and expense risk charges (note 3)	(503)	(317)	(3,045)	(320)	(1,160)	-	-	-

Net investment income (loss)	76,134	11,606	61,412	31,919	35,731	2,410	1,419	-

Realized gain (loss) on investments	(179,273)	(52,199)	(129,886)	(65,901)	(301,539)	1,124	(6,971)	12
Change in unrealized gain (loss) on investments	820,087	253,462	694,991	462,745	725,606	122,028	45,461	11,951

Net gain (loss) on investments	640,814	201,263	565,105	396,844	424,067	123,152	38,490	11,963

Reinvested capital gains	151,940	15,036	216,212	-	75,031	53,162	45,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	$868,888	227,905	842,729	428,763	534,829	178,724	85,882	11,963

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVFIII	NVGEII	NVIDMP	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX
Reinvested dividends	$2,877	441	-	1,774	651,768	62,926	170,143	-
Mortality and expense risk charges (note 3)	-	-	-	-	(44,973)	-	-	-

Net investment income (loss)	2,877	441	-	1,774	606,795	62,926	170,143	-

Realized gain (loss) on investments	4,314	1,078	-	1,022	(1,320,444)	16,930	(78,775)	9,767
Change in unrealized gain (loss) on investments	2,537	3,797	42,497	11,845	2,352,195	100,316	2,182,052	762,468

Net gain (loss) on investments	6,851	4,875	42,497	12,867	1,031,751	117,246	2,103,277	772,235

Reinvested capital gains	445	1	-	-	713,044	-	5,313,125	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,173	5,317	42,497	14,641	2,351,590	180,172	7,586,545	772,235

Investment Activity:	NVMLG1	NVMMG1	NVMMV1	NVMMV2	NVNMO1	NVNSR1	NVOLG1	NVRE1
Reinvested dividends	$-	-	155,664	224,835	72,582	1,273	2,490,774	444,280
Mortality and expense risk charges (note 3)	(4,505)	(4,601)	(6,031)	-	-	-	(2,732)	(13,209)

Net investment income (loss)	(4,505)	(4,601)	149,633	224,835	72,582	1,273	2,488,042	431,071

Realized gain (loss) on investments	(792,024)	(246,078)	(2,411,497)	(860,941)	284,603	(7,090)	1,829,411	(1,135,355)
Change in unrealized gain (loss) on investments	(2,510,313)	18,764,097	2,243,367	388,016	458,792	9,121	9,974,154	(1,240,836)

Net gain (loss) on investments	(3,302,337)	18,518,019	(168,130)	(472,925)	743,395	2,031	11,803,565	(2,376,191)

Reinvested capital gains	7,477,665	6,719,538	-	-	1,425,087	11,260	18,809,132	138,145

Net increase (decrease) in contract owners’ equity resulting from operations	$4,170,823	25,232,956	(18,497)	(248,090)	2,241,064	14,564	33,100,739	(1,806,975)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVSIX2	NVSTB1	NVSTB2	NVTIV3	SAM	SAM5	SCF	SCGF
Reinvested dividends	$11,158	3,553,378	52,051	12,733	102,880	621,549	7,974	-
Mortality and expense risk charges (note 3)	(9)	(155,933)	-	-	(64)	(445,455)	(28,135)	(18,326)

Net investment income (loss)	11,149	3,397,445	52,051	12,733	102,816	176,094	(20,161)	(18,326)

Realized gain (loss) on investments	(64,530)	947,566	4,759	(47,967)	-	-	(3,247,065)	(42,131)
Change in unrealized gain (loss) on investments	264,489	6,065	29,152	62,618	-	-	10,469,700	6,829,915

Net gain (loss) on investments	199,959	953,631	33,911	14,651	-	-	7,222,635	6,787,784

Reinvested capital gains	55,242	-	-	-	-	-	1,683,638	3,545,415

Net increase (decrease) in contract owners’ equity resulting from operations	$266,350	4,351,076	85,962	27,384	102,816	176,094	8,886,112	10,314,873

Investment Activity:	SCVF	TRF	AMCG	AMMCGS	AMRI	AMSRS	AMTB	NOTB3
Reinvested dividends	$23,835	507,781	-	-	306	13,908	64,937	993
Mortality and expense risk charges (note 3)	(10,583)	(3,722)	(3,856)	-	(26)	(273)	-	-

Net investment income (loss)	13,252	504,059	(3,856)	-	280	13,635	64,937	993

Realized gain (loss) on investments	(5,615,653)	13,092,184	120,627	127,234	(2,439)	236,305	(9,346)	(211)
Change in unrealized gain (loss) on investments	7,369,812	(11,660,660)	276,758	177,084	124	(53,172)	33,192	1,181

Net gain (loss) on investments	1,754,159	1,431,524	397,385	304,318	(2,315)	183,133	23,846	970

Reinvested capital gains	159,995	3,261,012	70,902	53,499	-	95,535	-	639

Net increase (decrease) in contract owners’ equity resulting from operations	$1,927,406	5,196,595	464,431	357,817	(2,035)	292,303	88,783	2,602

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVFHA	PMVGBA	PMVHYA	PMVLDA
Reinvested dividends	$921	1,228	639,336	74,540	22,774	13,963	35,887	468,689
Mortality and expense risk charges (note 3)	-	-	(19,544)	(1,762)	(901)	(1,352)	(1,693)	(71,309)

Net investment income (loss)	921	1,228	619,792	72,778	21,873	12,611	34,194	397,380

Realized gain (loss) on investments	54	78	(829,352)	(84,463)	3,815	5,547	(20,205)	145,589
Change in unrealized gain (loss) on investments	1,561	3,978	66,099	107,363	(14,315)	48,155	36,887	548,008

Net gain (loss) on investments	1,615	4,056	(763,253)	22,900	(10,500)	53,702	16,682	693,597

Reinvested capital gains	-	486	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,536	5,770	(143,461)	95,678	11,373	66,313	50,876	1,090,977

Investment Activity:	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVEIB	PVGOB	PVTIGB	PVTSCB
Reinvested dividends	$205,777	692,419	8,391	1,660,908	24,979	1,004	17,113	9,084
Mortality and expense risk charges (note 3)	(5,199)	(90,350)	-	(116,191)	-	-	-	(1,922)

Net investment income (loss)	200,578	602,069	8,391	1,544,717	24,979	1,004	17,113	7,162

Realized gain (loss) on investments	535,797	1,378,126	(3,579)	1,222,867	6,513	550,068	(4,775)	(139,701)
Change in unrealized gain (loss) on investments	(319,224)	3,327,696	(3,152)	2,578,141	(1,792)	237,299	102,716	255,228

Net gain (loss) on investments	216,573	4,705,822	(6,731)	3,801,008	4,721	787,367	97,941	115,527

Reinvested capital gains	67,562	-	-	885,171	100,574	141,971	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$484,713	5,307,891	1,660	6,230,896	130,274	930,342	115,054	122,689

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ROCMC	TRBCGP	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1
Reinvested dividends	$-	-	399,320	-	526,730	-	-	117,143
Mortality and expense risk charges (note 3)	(3,901)	(182,261)	(37,377)	-	(60,691)	(68,133)	(102,729)	(12,514)

Net investment income (loss)	(3,901)	(182,261)	361,943	-	466,039	(68,133)	(102,729)	104,629

Realized gain (loss) on investments	(898,414)	9,456,157	(2,501,150)	933,933	993,787	402,860	6,907,981	(236,974)
Change in unrealized gain (loss) on investments	828,780	19,266,798	1,306,053	1,684,031	(175,716)	3,852,026	6,126,639	685,674

Net gain (loss) on investments	(69,634)	28,722,955	(1,195,097)	2,617,964	818,071	4,254,886	13,034,620	448,700

Reinvested capital gains	33,085	4,013,456	433,446	896,572	-	2,341,247	11,578,313	293,281

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,450)	32,554,150	(399,708)	3,514,536	1,284,110	6,528,000	24,510,204	846,610

Investment Activity:	VWEM	VWHA	VVB	VVCG	VVEI	VVEIX	VVHGB	VVI
Reinvested dividends	$202,786	125,309	325,929	247,929	1,021	-	1,070,468	162,324
Mortality and expense risk charges (note 3)	(7,911)	(18,711)	(24,939)	(35,645)	193	151	(111,284)	(27,723)

Net investment income (loss)	194,875	106,598	300,990	212,284	1,214	151	959,184	134,601

Realized gain (loss) on investments	197,551	(2,355,464)	68,906	1,129,408	(4,656)	850	1,011,956	969,250
Change in unrealized gain (loss) on investments	823,117	5,181,247	659,327	615,843	24,165	25,435	1,434,608	5,338,619

Net gain (loss) on investments	1,020,668	2,825,783	728,233	1,745,251	19,509	26,285	2,446,564	6,307,869

Reinvested capital gains	304,582	-	397,482	527,865	1,275	-	-	296,680

Net increase (decrease) in contract owners’ equity resulting from operations	$1,520,125	2,932,381	1,426,705	2,485,400	21,998	26,436	3,405,748	6,739,150

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VVMCI	VVREI	VVSCG	VVSTC	VVTISI	VRVDRI	SVDF	SVOF
Reinvested dividends	$421,728	72,106	46,220	-	369,969	30,409	-	31,689
Mortality and expense risk charges (note 3)	(53,742)	(5,183)	(14,241)	32	(35,614)	(3,388)	(17,603)	(16,386)

Net investment income (loss)	367,986	66,923	31,979	32	334,355	27,021	(17,603)	15,303

Realized gain (loss) on investments	448,773	129,969	(129,989)	46	424,655	(444,256)	825,915	(219,322)
Change in unrealized gain (loss) on investments	2,612,180	(177,173)	1,136,011	773	1,678,705	500,156	9,575,170	1,072,764

Net gain (loss) on investments	3,060,953	(47,204)	1,006,022	819	2,103,360	55,900	10,401,085	853,442

Reinvested capital gains	1,579,028	45,343	667,934	-	104,533	47,824	1,952,725	547,845

Net increase (decrease) in contract owners’ equity resulting from operations	$5,007,967	65,062	1,705,935	851	2,542,248	130,745	12,336,207	1,416,590

Investment Activity:	WFVSCG	DVIV	IVKMG1	GVDIVI	NVMLV1	NVLCA2	NVLCAP	NVLMP
Reinvested dividends	$-	121,436	-	426,607	223,630	-	522	574
Mortality and expense risk charges (note 3)	(10,783)	(1,525)	(225)	-	(7,043)	-	-	-

Net investment income (loss)	(10,783)	119,911	(225)	426,607	216,587	-	522	574

Realized gain (loss) on investments	93,231	(494,384)	(1,120,793)	(2,576,823)	(12,569,993)	506	(130)	(4,807)
Change in unrealized gain (loss) on investments	3,295,113	(395,652)	(57,507)	1,416,446	4,246,355	-	(6,762)	(2,132)

Net gain (loss) on investments	3,388,344	(890,036)	(1,178,300)	(1,160,377)	(8,323,638)	506	(6,892)	(6,939)

Reinvested capital gains	440,668	-	985,439	-	5,966,559	-	1,856	6,127

Net increase (decrease) in contract owners’ equity resulting from operations	$3,818,229	(770,125)	(193,086)	(733,770)	(2,140,492)	506	(4,514)	(238)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVDAA		ALVGIA		ALVIVA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$70,151,341	92,524,801	378	555	340,959	268,393	61,912	27,934
Realized gain (loss) on investments	60,011,207	158,442,154	790	382	(2,578,599)	2,507	(89,796)	(156,208)
Change in unrealized gain (loss) on investments	434,974,239	466,668,363	-	2,657	1,024,105	2,382,004	163,706	841,047
Reinvested capital gains	233,748,104	309,168,057	-	31	1,297,893	2,677,061	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	798,884,891	1,026,803,375	1,168	3,625	84,358	5,329,965	135,822	712,773

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	194,912,481	248,864,982	325	6,464	1,119,299	999,863	35,997	58,500
Transfers between funds	(1)	-	-	(3,411)	(2,812,639)	4,394,147	108,629	(1,253,877)
Surrenders (notes 2, 3, 4, 5 and 6)	(379,042,006)	(486,067,219)	(5,277)	(1,651)	(1,742,971)	(3,087,401)	(92,174)	(721,276)
Adjustments to maintain reserves	1,192,510	252,204	(11)	6	128	(39)	24	(11)

Net equity transactions	(182,937,016)	(236,950,033)	(4,963)	1,408	(3,436,183)	2,306,570	52,476	(1,916,664)

Net change in contract owners’ equity	615,947,875	789,853,342	(3,795)	5,033	(3,351,825)	7,636,535	188,298	(1,203,891)
Contract owners’ equity at beginning of period	5,620,051,598	4,830,198,256	26,914	21,881	29,343,082	21,706,547	3,705,958	4,909,849

Contract owners’ equity at end of period	$6,235,999,473	5,620,051,598	23,119	26,914	25,991,257	29,343,082	3,894,256	3,705,958

CHANGE IN UNITS:
Beginning units	240,534,324	242,066,823	1,774	1,666	670,740	613,461	383,564	598,205
Units purchased	59,840,090	60,925,938	95	395	109,716	167,821	52,726	16,528
Units surrendered	(56,225,954)	(62,458,437)	(417)	(287)	(203,229)	(110,542)	(42,728)	(231,169)

Ending units	244,148,460	240,534,324	1,452	1,774	577,227	670,740	393,562	383,564

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVIVB		ALVSVA		ACVCA		ACVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$283	248	120,535	71,358	(1,582)	(1,922)	8,191	16,038
Realized gain (loss) on investments	(1,482)	(472)	(564,331)	(515,265)	77,352	(19,173)	(26,376)	52,682
Change in unrealized gain (loss) on investments	(1,038)	3,491	417,255	1,896,312	133,874	120,062	392,493	331,605
Reinvested capital gains	-	-	586,193	1,499,919	80,548	131,409	31,603	118,217

Net increase (decrease) in contract owners’ equity resulting from operations	(2,237)	3,267	559,652	2,952,324	290,192	230,376	405,911	518,542

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,449	-	66,065	638,276	(5,128)	1,059	(18,691)	41,441
Transfers between funds	41,046	(1,436)	382,990	(4,436,416)	(138,077)	15,555	(187,731)	(61,519)
Surrenders (notes 2, 3, 4, 5 and 6)	(73,021)	14,005	(403,926)	(2,545,346)	(139,620)	(9,157)	(184,062)	(71,440)
Adjustments to maintain reserves	(3)	8	5,235	(5,176)	19	(7)	3,812	3,236

Net equity transactions	(26,529)	12,577	50,364	(6,348,662)	(282,806)	7,450	(386,672)	(88,282)

Net change in contract owners’ equity	(28,766)	15,844	610,016	(3,396,338)	7,386	237,826	19,239	430,260
Contract owners’ equity at beginning of period	28,766	12,922	13,645,470	17,041,808	871,142	633,316	2,270,641	1,840,381

Contract owners’ equity at end of period	$-	28,766	14,255,486	13,645,470	878,528	871,142	2,289,880	2,270,641

CHANGE IN UNITS:
Beginning units	2,377	1,247	256,880	386,451	48,363	47,564	97,122	123,291
Units purchased	2,948	1,472	27,210	19,162	4,850	5,515	14,344	91,386
Units surrendered	(5,325)	(342)	(23,945)	(148,733)	(18,935)	(4,716)	(33,895)	(117,555)

Ending units	-	2,377	260,145	256,880	34,278	48,363	77,571	97,122

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIG		ACVIP1		ACVIP2		ACVMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$375,123	428,918	364,975	534,026	102,686	175,160	160,383	220,037
Realized gain (loss) on investments	1,035,003	795,635	432,059	(72,679)	35,286	(105,746)	(866,012)	(282,613)
Change in unrealized gain (loss) on investments	(635,925)	1,437,281	1,568,930	1,406,176	564,246	573,090	665,420	1,805,807
Reinvested capital gains	1,057,848	1,771,122	-	-	-	-	-	1,189,553

Net increase (decrease) in contract owners’ equity resulting from operations	1,832,049	4,432,956	2,365,964	1,867,523	702,218	642,504	(40,209)	2,932,784

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	274,694	517,214	813,056	918,655	173,034	198,904	1,255,586	1,338,556
Transfers between funds	(1,367,905)	468,520	1,024,857	1,719,912	(519,248)	(83,186)	(1,342,300)	(762,232)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,465,867)	(1,887,939)	(1,414,657)	(536,515)	(470,555)	(521,777)	(2,049,532)	(2,400,070)
Adjustments to maintain reserves	10	(103)	19	12	(42)	(12)	3	11

Net equity transactions	(2,559,068)	(902,308)	423,275	2,102,064	(816,811)	(406,071)	(2,136,243)	(1,823,735)

Net change in contract owners’ equity	(727,019)	3,530,648	2,789,239	3,969,587	(114,593)	236,433	(2,176,452)	1,109,049
Contract owners’ equity at beginning of period	22,293,548	18,762,900	24,880,391	20,910,804	7,690,717	7,454,284	12,371,588	11,262,539

Contract owners’ equity at end of period	$21,566,529	22,293,548	27,669,630	24,880,391	7,576,124	7,690,717	10,195,136	12,371,588

CHANGE IN UNITS:
Beginning units	571,931	596,221	2,341,496	2,146,672	431,303	455,259	301,093	353,741
Units purchased	38,680	132,177	530,178	345,627	17,209	16,632	37,196	36,191
Units surrendered	(128,164)	(156,467)	(496,585)	(150,803)	(60,689)	(40,588)	(93,930)	(88,839)

Ending units	482,447	571,931	2,375,089	2,341,496	387,823	431,303	244,359	301,093

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV		AMVAA2		AMVBD2		AMVGB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$283,177	475,819	185,519	222,601	1,178,742	1,722,067	28,469	-
Realized gain (loss) on investments	(689,206)	943,164	(109,896)	152,435	194,143	(446,095)	13,003	-
Change in unrealized gain (loss) on investments	(365,047)	2,868,612	1,175,357	1,322,899	3,675,400	4,829,260	117,668	-
Reinvested capital gains	375,258	1,486,154	56,537	602,875	573,430	-	4,294	-

Net increase (decrease) in contract owners’ equity resulting from operations	(395,818)	5,773,749	1,307,517	2,300,810	5,621,715	6,105,232	163,434	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	212,654	354,563	1,716,236	1,815,679	773	17	934,389	-
Transfers between funds	(8,185,957)	(1,102,151)	(1,655,768)	986,383	(14,378,239)	(7,450,289)	1,876,911	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,234,718)	(3,467,590)	(1,703,903)	(1,512,273)	(855,558)	(651,614)	(22,830)	-
Adjustments to maintain reserves	(539)	1,941	(21)	43	1	6	3	-

Net equity transactions	(10,208,560)	(4,213,237)	(1,643,456)	1,289,832	(15,233,023)	(8,101,880)	2,788,473	-

Net change in contract owners’ equity	(10,604,378)	1,560,512	(335,939)	3,590,642	(9,611,308)	(1,996,648)	2,951,907	-
Contract owners’ equity at beginning of period	24,525,906	22,965,394	14,089,699	10,499,057	70,574,452	72,571,100	-	-

Contract owners’ equity at end of period	$13,921,528	24,525,906	13,753,760	14,089,699	60,963,144	70,574,452	2,951,907	-

CHANGE IN UNITS:
Beginning units	522,839	656,692	662,559	597,801	4,889,291	5,492,418	-	-
Units purchased	36,649	187,956	178,271	259,203	4,371	3,736	262,259	-
Units surrendered	(261,875)	(321,809)	(267,400)	(194,445)	(1,040,779)	(606,863)	(6,411)	-

Ending units	297,613	522,839	573,430	662,559	3,852,883	4,889,291	255,848	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVGI2		AMVGR2		AMVGS2		AMVI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,686	56	42,609	154,896	(908)	(1,062)	124,699	329,319
Realized gain (loss) on investments	(5,116)	119	1,914,347	717,323	115,145	9,913	(674,497)	388,089
Change in unrealized gain (loss) on investments	127,045	255	14,448,815	3,705,482	334,781	425,340	4,472,413	3,703,458
Reinvested capital gains	2,516	-	901,275	3,080,841	160,861	139,166	-	630,511

Net increase (decrease) in contract owners’ equity resulting from operations	136,131	430	17,307,046	7,658,542	609,879	573,357	3,922,615	5,051,377

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	943,690	3,866	2,173,771	1,865,439	232,694	184,089	1,987,333	1,290,323
Transfers between funds	90,414	2,639	(1,561,048)	(1,080,725)	(35,913)	313,664	(2,491,677)	677,167
Surrenders (notes 2, 3, 4, 5 and 6)	(7,108)	(248)	(1,407,744)	(732,731)	(678,601)	(38,939)	(1,204,532)	(1,638,250)
Adjustments to maintain reserves	(2)	(4)	131	6	13	(1)	70	11

Net equity transactions	1,026,994	6,253	(794,890)	51,989	(481,807)	458,813	(1,708,806)	329,251

Net change in contract owners’ equity	1,163,125	6,683	16,512,156	7,710,531	128,072	1,032,170	2,213,809	5,380,628
Contract owners’ equity at beginning of period	6,683	-	33,043,364	25,332,833	2,666,654	1,634,484	27,674,405	22,293,777

Contract owners’ equity at end of period	$1,169,808	6,683	49,555,520	33,043,364	2,794,726	2,666,654	29,888,214	27,674,405

CHANGE IN UNITS:
Beginning units	609	-	1,167,629	1,167,950	144,805	116,395	1,839,312	1,818,914
Units purchased	93,910	633	169,703	123,124	40,126	32,868	235,539	397,594
Units surrendered	(794)	(24)	(185,830)	(123,445)	(67,899)	(4,458)	(330,273)	(377,196)

Ending units	93,725	609	1,151,502	1,167,629	117,032	144,805	1,744,578	1,839,312

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW2		PIHYB1		BRVHYI		MLVGA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,467)	27,638	178,211	165,616	941,504	818,680	110,645	105,725
Realized gain (loss) on investments	(680)	(66,368)	(91,784)	36,717	(255,147)	(85,481)	43,866	(143,614)
Change in unrealized gain (loss) on investments	1,355,758	567,377	148,241	270,452	490,603	1,347,758	1,176,416	1,255,436
Reinvested capital gains	47,453	104,595	-	-	-	-	521,339	319,328

Net increase (decrease) in contract owners’ equity resulting from operations	1,398,064	633,242	234,668	472,785	1,176,960	2,080,957	1,852,266	1,536,875

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,257,274	142,015	11,804	63,554	758,946	718,103	319,103	316,985
Transfers between funds	37,433,128	1,859,200	504,747	(804,700)	10,148	6,853,433	185,077	(411,866)
Surrenders (notes 2, 3, 4, 5 and 6)	(327,686)	(192,472)	(147,560)	(216,381)	(910,307)	(1,058,089)	(1,032,212)	(762,149)
Adjustments to maintain reserves	24	(29)	(362)	(189)	31	(54)	(2)	(2)

Net equity transactions	38,362,740	1,808,714	368,629	(957,716)	(141,182)	6,513,393	(528,034)	(857,032)

Net change in contract owners’ equity	39,760,804	2,441,956	603,297	(484,931)	1,035,778	8,594,350	1,324,232	679,843
Contract owners’ equity at beginning of period	3,981,479	1,539,523	3,388,420	3,873,351	19,672,675	11,078,325	9,771,507	9,091,664

Contract owners’ equity at end of period	$43,742,283	3,981,479	3,991,717	3,388,420	20,708,453	19,672,675	11,095,739	9,771,507

CHANGE IN UNITS:
Beginning units	268,304	133,700	98,275	129,139	1,556,089	1,008,812	509,702	548,347
Units purchased	2,159,972	157,752	58,814	52,642	238,983	766,093	61,808	37,784
Units surrendered	(48,391)	(23,148)	(44,670)	(83,506)	(265,843)	(218,816)	(91,352)	(76,429)

Ending units	2,379,885	268,304	112,419	98,275	1,529,229	1,556,089	480,158	509,702

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MLVLC2		DCAP		DSC		DSIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,907	16,866	165,797	232,524	6,362	-	9,944,849	9,734,326
Realized gain (loss) on investments	(217,305)	(24,977)	(579,817)	(316,446)	(177,483)	(108,065)	32,544,740	56,214,224
Change in unrealized gain (loss) on investments	214,297	298,846	3,534,230	3,999,840	364,623	116,796	29,486,305	70,854,341
Reinvested capital gains	76,680	90,074	1,763,790	2,249,210	-	221,820	44,623,318	32,402,967

Net increase (decrease) in contract owners’ equity resulting from operations	79,579	380,809	4,884,000	6,165,128	193,502	230,551	116,599,212	169,205,858

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	61,566	106,140	482,830	518,863	65,925	28,911	14,397,148	23,528,760
Transfers between funds	(720,618)	(35,591)	(1,164,657)	(450,284)	8,030	23,251	49,231,001	(82,443,561)
Surrenders (notes 2, 3, 4, 5 and 6)	(214,891)	(32,811)	(1,726,316)	(1,812,833)	(157,061)	(139,455)	(38,738,908)	(42,598,551)
Adjustments to maintain reserves	13	2,302	(88)	(129)	20	(9)	5,197	2,371

Net equity transactions	(873,930)	40,040	(2,408,231)	(1,744,383)	(83,086)	(87,302)	24,894,438	(101,510,981)

Net change in contract owners’ equity	(794,351)	420,849	2,475,769	4,420,745	110,416	143,249	141,493,650	67,694,877
Contract owners’ equity at beginning of period	1,756,475	1,335,626	22,238,731	17,817,986	1,186,335	1,043,086	669,548,652	601,853,775

Contract owners’ equity at end of period	$962,124	1,756,475	24,714,500	22,238,731	1,296,751	1,186,335	811,042,302	669,548,652

CHANGE IN UNITS:
Beginning units	54,258	53,409	482,959	527,909	37,209	39,841	18,394,093	21,793,980
Units purchased	5,482	29,566	31,233	29,193	2,748	2,446	3,097,633	2,618,901
Units surrendered	(34,828)	(28,717)	(77,736)	(74,143)	(6,034)	(5,078)	(2,595,941)	(6,018,788)

Ending units	24,912	54,258	436,456	482,959	33,923	37,209	18,895,785	18,394,093

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSRG		DVMCS		DVSCS		CVSPIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$145,294	177,229	18,338	13,147	851,525	740,137	8,150	25,836
Realized gain (loss) on investments	408,326	128,077	(285,379)	(61,478)	(7,053,976)	536,420	(98,464)	13,947
Change in unrealized gain (loss) on investments	2,367,096	2,840,579	430,357	356,155	12,290,864	11,089,550	29,013	257,720
Reinvested capital gains	158,207	393,424	-	218,650	5,773,387	8,924,513	20,046	106,948

Net increase (decrease) in contract owners’ equity resulting from operations	3,078,923	3,539,309	163,316	526,474	11,861,800	21,290,620	(41,255)	404,451

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	554,531	524,498	203,746	171,664	2,402,041	3,313,651	43	6,449
Transfers between funds	28,135	(101,908)	(653,769)	(19,044)	28,339,874	1,480,880	(689,720)	150,211
Surrenders (notes 2, 3, 4, 5 and 6)	(1,352,468)	(1,065,886)	(183,770)	(130,874)	(6,120,848)	(12,405,621)	(330,986)	(33,708)
Adjustments to maintain reserves	4,636	5,129	58	(21)	(1)	(82)	(26)	36

Net equity transactions	(765,166)	(638,167)	(633,735)	21,725	24,621,066	(7,611,172)	(1,020,689)	122,988

Net change in contract owners’ equity	2,313,757	2,901,142	(470,419)	548,199	36,482,866	13,679,448	(1,061,944)	527,439
Contract owners’ equity at beginning of period	13,371,760	10,470,618	3,214,822	2,666,623	111,650,145	97,970,697	1,770,644	1,243,205

Contract owners’ equity at end of period	$15,685,517	13,371,760	2,744,403	3,214,822	148,133,011	111,650,145	708,700	1,770,644

CHANGE IN UNITS:
Beginning units	366,776	386,790	75,349	74,955	2,550,810	2,735,357	94,734	87,276
Units purchased	25,574	30,489	25,375	10,618	920,370	377,676	2,622	35,039
Units surrendered	(45,827)	(50,503)	(41,238)	(10,224)	(418,810)	(562,223)	(65,100)	(27,581)

Ending units	346,523	366,776	59,486	75,349	3,052,370	2,550,810	32,256	94,734

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SASP5I		DAVVL		DWVEMS		DWVSVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$757,632	-	23,973	64,622	15,648	8,364	128,363	97,160
Realized gain (loss) on investments	1,516,802	-	(533,946)	(88,705)	267,880	116,320	(2,834,446)	(433,865)
Change in unrealized gain (loss) on investments	15,412,432	-	854,213	900,966	996,980	764,318	1,531,979	3,010,562
Reinvested capital gains	141,940	-	119,331	221,944	100,391	99,385	890,893	1,333,184

Net increase (decrease) in contract owners’ equity resulting from operations	17,828,806	-	463,571	1,098,827	1,380,899	988,387	(283,211)	4,007,041

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	185,190	-	150,564	92,051	295,200	799,690	706,348	1,948,076
Transfers between funds	73,263,236	-	(449,604)	694,448	(372,524)	(95,725)	(900,003)	(1,004,180)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,454,829)	-	(174,073)	(601,234)	(271,254)	(144,220)	(701,232)	(445,005)
Adjustments to maintain reserves	3,178	-	21	(16)	12	13	199	(104)

Net equity transactions	69,996,775	-	(473,092)	185,249	(348,566)	559,758	(894,688)	498,787

Net change in contract owners’ equity	87,825,581	-	(9,521)	1,284,076	1,032,333	1,548,145	(1,177,899)	4,505,828
Contract owners’ equity at beginning of period	-	-	4,720,052	3,435,976	5,773,615	4,225,470	19,215,008	14,709,180

Contract owners’ equity at end of period	$87,825,581	-	4,710,531	4,720,052	6,805,948	5,773,615	18,037,109	19,215,008

CHANGE IN UNITS:
Beginning units	-	-	229,390	218,345	401,894	358,976	933,346	911,599
Units purchased	7,805,810	-	34,107	50,802	86,811	112,367	115,986	214,313
Units surrendered	(319,333)	-	(58,692)	(39,757)	(108,183)	(69,449)	(152,580)	(192,566)

Ending units	7,486,477	-	204,805	229,390	380,522	401,894	896,752	933,346

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVGMI		DFVIPS		DFVIS		DFVIV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,138	2,628	69,979	57,260	480	-	1,101	-
Realized gain (loss) on investments	1,264	3,991	40,183	(27,238)	22	-	(274)	-
Change in unrealized gain (loss) on investments	14,023	23,606	504,822	270,033	4,942	-	3,782	-
Reinvested capital gains	2,312	864	42,904	-	396	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,737	31,089	657,888	300,055	5,840	-	4,609	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,100	3,836	14,082	2,171	348	-	20,700	-
Transfers between funds	54,224	(68,935)	3,140,938	(308,236)	18,596	-	24,565	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,723)	(6,276)	(313,073)	(265,369)	(195)	-	(747)	-
Adjustments to maintain reserves	(8)	-	8	(7)	(2)	-	2	-

Net equity transactions	55,593	(71,375)	2,841,955	(571,441)	18,747	-	44,520	-

Net change in contract owners’ equity	75,330	(40,286)	3,499,843	(271,386)	24,587	-	49,129	-
Contract owners’ equity at beginning of period	119,248	159,534	4,073,497	4,344,883	-	-	-	-

Contract owners’ equity at end of period	$194,578	119,248	7,573,340	4,073,497	24,587	-	49,129	-

CHANGE IN UNITS:
Beginning units	9,936	15,702	376,703	434,932	-	-	-	-
Units purchased	4,959	344	276,990	608	1,712	-	4,854	-
Units surrendered	(327)	(6,110)	(26,741)	(58,837)	(16)	-	(88)	-

Ending units	14,568	9,936	626,952	376,703	1,696	-	4,766	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVULV		DFVUTV		DSGIBA		SVSLVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$191,349	231,979	30,147	31,488	5,234	5,509	507	355
Realized gain (loss) on investments	(106,646)	5,170	(191,206)	(21,811)	(4,730)	(572)	(5,508)	631
Change in unrealized gain (loss) on investments	(278,586)	626,573	199,650	384,075	10,485	20,817	116	4,762
Reinvested capital gains	-	123,449	-	64,346	3,855	165	1,447	2,119

Net increase (decrease) in contract owners’ equity resulting from operations	(193,883)	987,171	38,591	458,098	14,844	25,919	(3,438)	7,867

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	187,986	-	20,859	667	8,162	8,393	-	50
Transfers between funds	(586,770)	11,461,129	(289,337)	228,152	28,079	7,464	(264)	(2,436)
Surrenders (notes 2, 3, 4, 5 and 6)	(423,396)	(626,795)	(118,081)	(158,694)	(12,672)	(7,210)	(1,249)	(950)
Adjustments to maintain reserves	(17,516)	4,646	30	(2)	10	(7)	(14)	12

Net equity transactions	(839,696)	10,838,980	(386,529)	70,123	23,579	8,640	(1,527)	(3,324)

Net change in contract owners’ equity	(1,033,579)	11,826,151	(347,938)	528,221	38,423	34,559	(4,965)	4,543
Contract owners’ equity at beginning of period	11,826,151	-	2,581,343	2,053,122	158,758	124,199	30,585	26,042

Contract owners’ equity at end of period	$10,792,572	11,826,151	2,233,405	2,581,343	197,181	158,758	25,620	30,585

CHANGE IN UNITS:
Beginning units	1,081,191	-	197,182	191,812	11,797	11,090	1,665	1,875
Units purchased	17,739	1,140,456	3,894	17,906	3,026	1,529	586	30
Units surrendered	(96,408)	(59,265)	(36,714)	(12,536)	(1,292)	(822)	(659)	(240)

Ending units	1,002,522	1,081,191	164,362	197,182	13,531	11,797	1,592	1,665

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVSSVB		ETVFR		FQB		FVU2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,632	279	758,862	1,059,487	598,283	621,234	19,224	12,045
Realized gain (loss) on investments	(43,749)	(4,108)	(469,544)	199,476	(9,694)	(42,809)	(1,854)	(346)
Change in unrealized gain (loss) on investments	16,633	26,973	57,428	1,426,199	1,030,542	1,360,919	(16,510)	100,137
Reinvested capital gains	13,527	13,650	-	-	65,741	834	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,957)	36,794	346,746	2,685,162	1,684,872	1,940,178	860	111,836

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	154	399,445	765,607	509,564	524,029	20,861	14,761
Transfers between funds	(59,579)	(10,133)	679,869	(42,132,311)	(833,625)	193,778	49,180	85,610
Surrenders (notes 2, 3, 4, 5 and 6)	(9,627)	(12,926)	(1,487,780)	(1,095,164)	(1,043,915)	(1,719,095)	(29,334)	(21,399)
Adjustments to maintain reserves	(9)	(2)	519	8,353	(6)	26	(1)	(5)

Net equity transactions	(69,215)	(22,907)	(407,947)	(42,453,515)	(1,367,982)	(1,001,262)	40,706	78,967

Net change in contract owners’ equity	(81,172)	13,887	(61,201)	(39,768,353)	316,890	938,916	41,566	190,803
Contract owners’ equity at beginning of period	198,502	184,615	25,429,132	65,197,485	22,123,687	21,184,771	718,748	527,945

Contract owners’ equity at end of period	$117,330	198,502	25,367,931	25,429,132	22,440,577	22,123,687	760,314	718,748

CHANGE IN UNITS:
Beginning units	10,664	11,981	1,943,147	5,289,996	870,739	911,169	65,636	57,964
Units purchased	6,557	236	258,932	261,899	186,658	47,162	8,188	10,224
Units surrendered	(10,921)	(1,553)	(298,092)	(3,608,748)	(245,067)	(87,592)	(5,033)	(2,552)

Ending units	6,300	10,664	1,903,987	1,943,147	812,330	870,739	68,791	65,636

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVUS2		FCS		FEIS		FEMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,572	425	(15,115)	42,531	922,898	1,079,877	68,607	112,062
Realized gain (loss) on investments	9,010	575	981,287	728,272	(345,869)	630,680	346,349	107,807
Change in unrealized gain (loss) on investments	3,207	207	8,554,248	4,072,037	507,176	8,488,676	2,058,637	1,340,171
Reinvested capital gains	-	-	169,281	3,911,420	2,489,437	3,828,453	1,082,815	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,789	1,207	9,689,701	8,754,260	3,573,642	14,027,686	3,556,408	1,560,040

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	493	19	(155,116)	52,975	1,540,289	1,973,321	274,841	199,288
Transfers between funds	2,280,419	60,871	1,195,572	(4,212,060)	105,821	(3,319,721)	1,819,260	3,964,275
Surrenders (notes 2, 3, 4, 5 and 6)	(480,570)	(3,290)	(2,805,096)	(3,531,556)	(4,806,999)	(5,918,821)	(395,058)	(314,743)
Adjustments to maintain reserves	(3)	(8)	86,649	67,932	187	1,338	38	7

Net equity transactions	1,800,339	57,592	(1,677,991)	(7,622,709)	(3,160,702)	(7,263,883)	1,699,081	3,848,827

Net change in contract owners’ equity	1,814,128	58,799	8,011,710	1,131,551	412,940	6,763,803	5,255,489	5,408,867
Contract owners’ equity at beginning of period	58,799	-	32,254,258	31,122,707	60,842,692	54,078,889	9,029,597	3,620,730

Contract owners’ equity at end of period	$1,872,927	58,799	40,265,968	32,254,258	61,255,632	60,842,692	14,285,086	9,029,597

CHANGE IN UNITS:
Beginning units	5,444	-	713,280	911,259	1,602,889	1,839,288	841,122	435,283
Units purchased	201,223	5,757	123,805	272,124	98,560	218,808	238,705	492,377
Units surrendered	(42,396)	(313)	(163,317)	(470,103)	(184,654)	(455,207)	(63,786)	(86,538)

Ending units	164,271	5,444	673,768	713,280	1,516,795	1,602,889	1,016,041	841,122

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF05S		FF10S		FF15S		FF20S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,238	22,457	38,087	41,388	84,076	132,429	294,484	524,242
Realized gain (loss) on investments	12,402	12,495	72,518	18,665	65,688	(158,834)	350,487	385,207
Change in unrealized gain (loss) on investments	75,818	97,417	113,641	158,721	626,599	663,316	1,721,073	2,492,992
Reinvested capital gains	35,955	21,180	98,524	87,090	372,566	446,040	1,730,222	1,391,095

Net increase (decrease) in contract owners’ equity resulting from operations	139,413	153,549	322,770	305,864	1,148,929	1,082,951	4,096,266	4,793,536

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	166	95	42,336	37,736	998,533	407,013	1,071,168	1,577,707
Transfers between funds	223,367	89,204	1,320,690	(16,831)	(977,125)	395,774	(2,943,563)	1,275,249
Surrenders (notes 2, 3, 4, 5 and 6)	(103,070)	(77,691)	(357,438)	(143,068)	(483,906)	(432,607)	(2,345,058)	(1,442,882)
Adjustments to maintain reserves	(2)	18	24	(22)	14	(21)	70	(94)

Net equity transactions	120,461	11,626	1,005,612	(122,185)	(462,484)	370,159	(4,217,383)	1,409,980

Net change in contract owners’ equity	259,874	165,175	1,328,382	183,679	686,445	1,453,110	(121,117)	6,203,516
Contract owners’ equity at beginning of period	1,309,056	1,143,881	2,159,450	1,975,771	7,529,801	6,076,691	30,549,618	24,346,102

Contract owners’ equity at end of period	$1,568,930	1,309,056	3,487,832	2,159,450	8,216,246	7,529,801	30,428,501	30,549,618

CHANGE IN UNITS:
Beginning units	81,637	80,945	92,267	97,923	402,085	384,349	1,214,585	1,161,074
Units purchased	12,581	5,638	55,009	2,148	111,457	107,396	179,076	188,284
Units surrendered	(5,946)	(4,946)	(14,734)	(7,804)	(126,907)	(89,660)	(339,706)	(134,773)

Ending units	88,272	81,637	132,542	92,267	386,635	402,085	1,053,955	1,214,585

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF25S		FF30S		FF35S		FF40S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$303,774	504,440	454,728	637,648	49,723	53,673	152,343	275,203
Realized gain (loss) on investments	444,288	1,662,022	831,911	751,730	141,187	9,073	294,826	609,322
Change in unrealized gain (loss) on investments	2,533,478	2,783,730	4,107,391	4,505,876	795,258	368,294	2,525,972	2,722,229
Reinvested capital gains	1,383,590	810,175	1,950,826	1,063,213	176,285	46,457	1,012,443	568,750

Net increase (decrease) in contract owners’ equity resulting from operations	4,665,130	5,760,367	7,344,856	6,958,467	1,162,453	477,497	3,985,584	4,175,504

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,057,302	1,010,737	2,576,736	4,161,456	1,103,967	765,815	751,747	1,018,406
Transfers between funds	519,416	(207,585)	3,976,199	2,690,473	1,621,484	1,499,237	1,497,212	397,769
Surrenders (notes 2, 3, 4, 5 and 6)	(2,528,568)	(1,204,762)	(2,591,267)	(1,124,782)	(756,753)	(84,590)	(955,658)	(656,248)
Adjustments to maintain reserves	27	(9)	42	982	8	8	44	410

Net equity transactions	(951,823)	(401,619)	3,961,710	5,728,129	1,968,706	2,180,470	1,293,345	760,337

Net change in contract owners’ equity	3,713,307	5,358,748	11,306,566	12,686,596	3,131,159	2,657,967	5,278,929	4,935,841
Contract owners’ equity at beginning of period	31,582,966	26,224,218	39,834,941	27,148,345	3,724,080	1,066,113	20,086,136	15,150,295

Contract owners’ equity at end of period	$35,296,273	31,582,966	51,141,507	39,834,941	6,855,239	3,724,080	25,365,065	20,086,136

CHANGE IN UNITS:
Beginning units	1,583,389	1,597,869	1,438,640	1,217,467	320,893	116,705	849,519	820,514
Units purchased	173,040	245,212	343,590	502,756	242,151	227,471	178,584	152,414
Units surrendered	(227,121)	(259,692)	(199,835)	(281,583)	(62,265)	(23,283)	(126,817)	(123,409)

Ending units	1,529,308	1,583,389	1,582,395	1,438,640	500,779	320,893	901,286	849,519

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF45S		FF50S		FF55S		FF60S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,793	4,506	12,619	13,919	116	14	2,373	14
Realized gain (loss) on investments	30,850	8,360	2,281	19,182	(2,091)	3	2,265	3
Change in unrealized gain (loss) on investments	109,951	15,091	247,829	189,007	236	44	32,465	44
Reinvested capital gains	18,143	1,114	45,076	27,949	533	6	9,147	5

Net increase (decrease) in contract owners’ equity resulting from operations	163,737	29,071	307,805	250,057	(1,206)	67	46,250	66

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	211,715	176,703	381,279	34,947	2,811	732	2,422	732
Transfers between funds	166,687	130,629	523,366	57,941	20,458	469	296,297	469
Surrenders (notes 2, 3, 4, 5 and 6)	(106,631)	(6,778)	(48,950)	(96,632)	(1,889)	(40)	(1,136)	(40)
Adjustments to maintain reserves	(4)	3	11	3	(4)	(5)	7	(4)

Net equity transactions	271,767	300,557	855,706	(3,741)	21,376	1,156	297,590	1,157

Net change in contract owners’ equity	435,504	329,628	1,163,511	246,316	20,170	1,223	343,840	1,223
Contract owners’ equity at beginning of period	329,628	-	1,056,286	809,970	1,223	-	1,223	-

Contract owners’ equity at end of period	$765,132	329,628	2,219,797	1,056,286	21,393	1,223	345,063	1,223

CHANGE IN UNITS:
Beginning units	27,896	-	81,668	80,264	111	-	111	-
Units purchased	38,012	29,064	66,327	18,672	1,675	115	26,303	115
Units surrendered	(10,536)	(1,168)	(3,670)	(17,268)	(152)	(4)	(98)	(4)

Ending units	55,372	27,896	144,325	81,668	1,634	111	26,316	111

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FFINS		FGOS		FGS		FHIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$17,898	30,778	(582)	(626)	(3,542)	97,286	519,583	611,828
Realized gain (loss) on investments	(8,985)	5,836	6,689	10,679	7,277,485	10,634,264	(264,399)	(171,632)
Change in unrealized gain (loss) on investments	75,010	77,137	240,048	83,436	30,242,235	14,632,990	3,530	1,149,129
Reinvested capital gains	34,328	24,168	28,229	31,211	12,088,285	7,302,649	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	118,251	137,919	274,384	124,700	49,604,463	32,667,189	258,714	1,589,325

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	126	111	-	24	2,273,870	4,590,431	194,050	235,022
Transfers between funds	154,660	622,383	4,771	(23,655)	5,128,520	(9,420,267)	(1,719,692)	913,921
Surrenders (notes 2, 3, 4, 5 and 6)	(86,159)	(99,918)	(10,504)	(9,469)	(9,784,637)	(14,864,556)	(650,860)	(802,565)
Adjustments to maintain reserves	(2)	(4)	183,414	77,499	95,410	48,541	(1)	(68)

Net equity transactions	68,625	522,572	177,681	44,399	(2,286,837)	(19,645,851)	(2,176,503)	346,310

Net change in contract owners’ equity	186,876	660,491	452,065	169,099	47,317,626	13,021,338	(1,917,789)	1,935,635
Contract owners’ equity at beginning of period	1,745,720	1,085,229	677,151	508,052	117,329,092	104,307,754	12,669,205	10,733,570

Contract owners’ equity at end of period	$1,932,596	1,745,720	1,129,216	677,151	164,646,718	117,329,092	10,751,416	12,669,205

CHANGE IN UNITS:
Beginning units	120,811	83,843	15,533	15,899	2,682,726	3,346,655	480,498	467,620
Units purchased	6,181	43,997	6,270	4,475	388,596	373,563	27,968	67,417
Units surrendered	(5,576)	(7,029)	(5,762)	(4,841)	(445,679)	(1,037,492)	(106,461)	(54,539)

Ending units	121,416	120,811	16,041	15,533	2,625,643	2,682,726	402,005	480,498

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBS		FIP		FMCS		FMMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,337,440	4,293,587	259,690	1,363,605	152,101	255,906	11,751	133,521
Realized gain (loss) on investments	2,337,162	(208,071)	15,108,637	4,974,238	(193,552)	(1,554,050)	-	-
Change in unrealized gain (loss) on investments	8,410,670	11,616,076	(18,751,795)	13,451,543	5,343,594	4,824,010	-	-
Reinvested capital gains	59,752	-	259,387	1,171,212	-	3,984,389	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,145,024	15,701,592	(3,124,081)	20,960,598	5,302,143	7,510,255	11,751	133,521

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,484,327	1,910,576	765,913	20,545	667,152	957,850	1,039	117
Transfers between funds	(4,500,972)	(8,072,530)	(76,409,083)	(2,987,680)	(4,412,218)	(1,069,662)	(5,222,495)	5,086,122
Surrenders (notes 2, 3, 4, 5 and 6)	(6,057,898)	(10,389,505)	(291,030)	(5,054,450)	(2,491,557)	(4,955,310)	(525,130)	(646,881)
Adjustments to maintain reserves	(10)	383	(46)	83	54	350	(832)	833

Net equity transactions	(8,074,553)	(16,551,076)	(75,934,246)	(8,021,502)	(6,236,569)	(5,066,772)	(5,747,418)	4,440,191

Net change in contract owners’ equity	6,070,471	(849,484)	(79,058,327)	12,939,096	(934,426)	2,443,483	(5,735,667)	4,573,712
Contract owners’ equity at beginning of period	169,500,548	170,350,032	80,428,299	67,489,203	36,834,267	34,390,784	13,167,512	8,593,800

Contract owners’ equity at end of period	$175,571,019	169,500,548	1,369,972	80,428,299	35,899,841	36,834,267	7,431,845	13,167,512

CHANGE IN UNITS:
Beginning units	8,807,134	9,699,249	2,881,385	3,169,190	609,632	702,092	1,268,832	843,109
Units purchased	1,031,905	772,334	41,154	-	36,202	43,847	-	488,246
Units surrendered	(1,479,065)	(1,664,449)	(2,882,048)	(287,805)	(144,150)	(136,307)	(553,522)	(62,523)

Ending units	8,359,974	8,807,134	40,491	2,881,385	501,684	609,632	715,310	1,268,832

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FNRS2		FOS		FRESS		FVMIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$76,876	87,186	58,287	279,696	62,295	43,306	2,713	-
Realized gain (loss) on investments	(496,184)	(277,953)	135,592	51,986	(78,060)	49,639	(1)	-
Change in unrealized gain (loss) on investments	(1,095,934)	646,531	2,317,521	3,244,486	(233,020)	332,014	44,098	-
Reinvested capital gains	-	3,249	79,531	637,720	119,793	46,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,515,242)	459,013	2,590,931	4,213,888	(128,992)	471,292	46,810	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	241,957	345,780	483,903	510,114	378,105	46,957	170,596	-
Transfers between funds	(71,044)	(178,232)	85,448	(555,267)	304,041	631,363	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(322,589)	(598,016)	(1,441,788)	(1,700,954)	(90,210)	(31,020)	(1,764)	-
Adjustments to maintain reserves	(6)	(430)	32	(154)	16	(14)	-	-

Net equity transactions	(151,682)	(430,898)	(872,405)	(1,746,261)	591,952	647,286	168,832	-

Net change in contract owners’ equity	(1,666,924)	28,115	1,718,526	2,467,627	462,960	1,118,578	215,642	-
Contract owners’ equity at beginning of period	4,735,763	4,707,648	18,485,488	16,017,861	3,044,368	1,925,790	-	-

Contract owners’ equity at end of period	$3,068,839	4,735,763	20,204,014	18,485,488	3,507,328	3,044,368	215,642	-

CHANGE IN UNITS:
Beginning units	281,564	307,387	654,246	740,247	252,550	196,032	-	-
Units purchased	37,097	27,681	42,242	52,663	87,682	99,666	16,547	-
Units surrendered	(46,824)	(53,504)	(81,812)	(138,664)	(27,792)	(43,148)	(164)	-

Ending units	271,837	281,564	614,676	654,246	312,440	252,550	16,383	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS		FTVDM2		FTVFA2		FTVGB1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32,706	59,440	124,155	30,248	7,914	20,934	1,336,375	1,159,834
Realized gain (loss) on investments	(323,121)	(29,346)	162,658	55,655	(17,692)	(9,920)	(1,379,400)	293,409
Change in unrealized gain (loss) on investments	317,535	627,618	121,880	652,038	(69,108)	56,088	(899,632)	(1,122,660)
Reinvested capital gains	165,021	305,955	77,916	-	141,008	38,593	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	192,141	963,667	486,609	737,941	62,122	105,695	(942,657)	330,583

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	110,192	147,385	159,043	148,239	26,575	29,543	536,784	694,301
Transfers between funds	(1,027,817)	547,751	(39,597)	52,139	180	11,081	(3,342,046)	1,546,808
Surrenders (notes 2, 3, 4, 5 and 6)	(355,881)	(214,695)	(439,244)	(339,136)	(105,514)	(67,000)	(879,374)	(1,054,761)
Adjustments to maintain reserves	(1)	33	4	4	(9)	13	1	15

Net equity transactions	(1,273,507)	480,474	(319,794)	(138,754)	(78,768)	(26,363)	(3,684,635)	1,186,363

Net change in contract owners’ equity	(1,081,366)	1,444,141	166,815	599,187	(16,646)	79,332	(4,627,292)	1,516,946
Contract owners’ equity at beginning of period	4,265,220	2,821,079	3,462,071	2,862,884	616,284	536,952	18,372,589	16,855,643

Contract owners’ equity at end of period	$3,183,854	4,265,220	3,628,886	3,462,071	599,638	616,284	13,745,297	18,372,589

CHANGE IN UNITS:
Beginning units	114,054	101,371	259,597	271,977	34,651	36,186	1,733,956	1,622,403
Units purchased	4,666	22,868	23,243	21,640	1,897	2,844	128,646	364,108
Units surrendered	(40,044)	(10,185)	(50,639)	(34,020)	(6,376)	(4,379)	(495,717)	(252,555)

Ending units	78,676	114,054	232,201	259,597	30,172	34,651	1,366,885	1,733,956

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVGI2		FTVIS2		FTVMD2		FTVRDI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$484,358	436,880	316,702	323,687	15,333	15,766	246,171	253,035
Realized gain (loss) on investments	(182,901)	(155,912)	(177,223)	(46,090)	(207,050)	(45,039)	274,039	92,994
Change in unrealized gain (loss) on investments	(616,521)	(142,210)	(190,344)	508,732	90,071	156,955	1,241,688	1,446,258
Reinvested capital gains	-	-	4,486	97,830	13,412	113,228	850,640	2,563,862

Net increase (decrease) in contract owners’ equity resulting from operations	(315,064)	138,758	(46,379)	884,159	(88,234)	240,910	2,612,538	4,356,149

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	177,592	208,410	170,319	200,123	1,449	821	1,148,884	1,678,565
Transfers between funds	2,927	(644,044)	(141,503)	189,449	(327,093)	(20,129)	(731,921)	(1,225,505)
Surrenders (notes 2, 3, 4, 5 and 6)	(347,798)	(562,951)	(1,036,008)	(474,982)	(56,286)	(255,920)	(2,257,087)	(2,908,167)
Adjustments to maintain reserves	(7)	14	17	(18)	(11)	16	(2,989)	(2)

Net equity transactions	(167,286)	(998,571)	(1,007,175)	(85,428)	(381,941)	(275,212)	(1,843,113)	(2,455,109)

Net change in contract owners’ equity	(482,350)	(859,813)	(1,053,554)	798,731	(470,175)	(34,302)	769,425	1,901,040
Contract owners’ equity at beginning of period	5,960,041	6,819,854	6,365,907	5,567,176	1,126,573	1,160,875	17,831,352	15,930,312

Contract owners’ equity at end of period	$5,477,691	5,960,041	5,312,353	6,365,907	656,398	1,126,573	18,600,777	17,831,352

CHANGE IN UNITS:
Beginning units	329,117	384,666	286,791	291,083	60,561	77,118	372,542	431,290
Units purchased	20,560	13,793	8,055	25,852	1,569	4,195	9,926	10,700
Units surrendered	(30,390)	(69,342)	(57,169)	(30,144)	(25,202)	(20,752)	(48,111)	(69,448)

Ending units	319,287	329,117	237,677	286,791	36,928	60,561	334,357	372,542

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSV2		FTVSVI		TIF		TIF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$100,527	85,407	140,876	115,111	24,902	16,333	341,097	230,489
Realized gain (loss) on investments	(1,804,901)	(661,645)	(836,155)	(37,198)	(16,247)	(44,686)	(647,531)	(235,723)
Change in unrealized gain (loss) on investments	1,413,787	981,673	642,288	622,420	(22,720)	115,870	(232,670)	1,441,737
Reinvested capital gains	490,263	1,674,774	504,812	1,445,334	-	8,335	-	150,757

Net increase (decrease) in contract owners’ equity resulting from operations	199,676	2,080,209	451,821	2,145,667	(14,065)	95,852	(539,104)	1,587,260

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	237,886	350,857	218,612	228,095	-	-	86,231	202,098
Transfers between funds	(549,165)	(1,323,723)	(248,766)	113,398	(17,835)	(6,447)	(763,281)	(1,933,692)
Surrenders (notes 2, 3, 4, 5 and 6)	(897,869)	(529,006)	(740,798)	(812,303)	(20,410)	(90,687)	(1,023,268)	(564,110)
Adjustments to maintain reserves	1	30	2	(24)	(10)	15	5	(422)

Net equity transactions	(1,209,147)	(1,501,842)	(770,950)	(470,834)	(38,255)	(97,119)	(1,700,313)	(2,296,126)

Net change in contract owners’ equity	(1,009,471)	578,367	(319,129)	1,674,833	(52,320)	(1,267)	(2,239,417)	(708,866)
Contract owners’ equity at beginning of period	9,391,133	8,812,766	10,049,137	8,374,304	821,964	823,231	13,722,522	14,431,388

Contract owners’ equity at end of period	$8,381,662	9,391,133	9,730,008	10,049,137	769,644	821,964	11,483,105	13,722,522

CHANGE IN UNITS:
Beginning units	293,223	347,426	184,863	195,223	28,545	32,259	538,139	638,100
Units purchased	32,900	42,614	10,415	10,395	-	-	44,829	107,244
Units surrendered	(77,461)	(96,817)	(25,468)	(20,755)	(1,570)	(3,714)	(128,063)	(207,205)

Ending units	248,662	293,223	169,810	184,863	26,975	28,545	454,905	538,139

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVCSE		GVGMNS		GVGOPS		GVMCE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,108	4,608	62	780	(1,721)	(1,476)	33,636	55,437
Realized gain (loss) on investments	(196,813)	(163,277)	(2,649)	(2,403)	31,050	(273,400)	(784,027)	120,423
Change in unrealized gain (loss) on investments	322,325	413,114	2,337	7,414	114,335	325,389	1,117,680	2,382,736
Reinvested capital gains	18,361	28,042	319	2,281	199,586	149,022	135,336	382,100

Net increase (decrease) in contract owners’ equity resulting from operations	144,981	282,487	69	8,072	343,250	199,535	502,625	2,940,696

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	84,447	64,410	1,729	(333)	17,447	110,006	(4,606)	38,856
Transfers between funds	26,695	(176,036)	24,911	(79,486)	119,284	(116,077)	(806,704)	(1,767,376)
Surrenders (notes 2, 3, 4, 5 and 6)	(72,638)	(38,028)	(58,602)	(270)	(40,022)	(10,441)	(799,657)	(476,925)
Adjustments to maintain reserves	(649)	(25)	4	(9)	13	(5)	(147)	144

Net equity transactions	37,855	(149,679)	(31,958)	(80,098)	96,722	(16,517)	(1,611,114)	(2,205,301)

Net change in contract owners’ equity	182,836	132,808	(31,889)	(72,026)	439,972	183,018	(1,108,489)	735,395
Contract owners’ equity at beginning of period	1,369,606	1,236,798	54,713	126,739	783,175	600,157	10,968,798	10,233,403

Contract owners’ equity at end of period	$1,552,442	1,369,606	22,824	54,713	1,223,147	783,175	9,860,309	10,968,798

CHANGE IN UNITS:
Beginning units	67,651	75,898	3,776	9,791	32,955	33,790	223,376	274,092
Units purchased	22,418	16,835	1,981	156	11,173	6,088	27,764	34,929
Units surrendered	(19,518)	(25,082)	(4,245)	(6,171)	(8,417)	(6,923)	(65,805)	(85,645)

Ending units	70,551	67,651	1,512	3,776	35,711	32,955	185,335	223,376

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVMSAS		RVARS		ACEG		ACGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$181	114	7,983	8,868	1,246	-	106,697	127,511
Realized gain (loss) on investments	4	83	3,731	511	61,355	57,078	(1,054,983)	(112,316)
Change in unrealized gain (loss) on investments	657	(32)	21,699	8,496	429,376	162,658	790,117	831,683
Reinvested capital gains	-	-	-	-	130,022	188,905	84,671	863,602

Net increase (decrease) in contract owners’ equity resulting from operations	842	165	33,413	17,875	621,999	408,641	(73,498)	1,710,480

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	474	19,716	2,473	2,030	175,531	54,562	75,276	45,366
Transfers between funds	4,910	1,947	222,200	45,170	718,236	(40,580)	(2,394,113)	(432,576)
Surrenders (notes 2, 3, 4, 5 and 6)	(499)	(17,639)	(49,406)	(50,695)	(128,798)	(163,758)	(149,716)	(162,261)
Adjustments to maintain reserves	(2)	3	4	-	(18)	7	34	169

Net equity transactions	4,883	4,027	175,271	(3,495)	764,951	(149,769)	(2,468,519)	(549,302)

Net change in contract owners’ equity	5,725	4,192	208,684	14,380	1,386,950	258,872	(2,542,017)	1,161,178
Contract owners’ equity at beginning of period	4,192	-	412,933	398,553	1,468,639	1,209,767	8,260,525	7,099,347

Contract owners’ equity at end of period	$9,917	4,192	621,617	412,933	2,855,589	1,468,639	5,718,508	8,260,525

CHANGE IN UNITS:
Beginning units	406	-	37,683	38,194	54,996	61,953	222,627	367,294
Units purchased	637	2,219	20,016	4,823	24,611	2,928	129,772	11,597
Units surrendered	(143)	(1,813)	(4,875)	(5,334)	(4,488)	(9,885)	(121,734)	(156,264)

Ending units	900	406	52,824	37,683	75,119	54,996	230,665	222,627

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVBVI		AVHY1		AVIE		AVMCCI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	20	48,357	80,652	683,676	423,307	1,507	1,143
Realized gain (loss) on investments	(9,533)	(1,802)	(127,404)	(58,997)	658,721	1,255,639	(32,002)	(2,459)
Change in unrealized gain (loss) on investments	9,192	4,571	80,945	473,356	2,167,850	4,392,625	5,048	29,756
Reinvested capital gains	-	7,531	-	-	720,790	1,985,608	46,133	29,605

Net increase (decrease) in contract owners’ equity resulting from operations	(341)	10,320	1,898	495,011	4,231,037	8,057,179	20,686	58,045

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	10,674	46,808	286,470	371,264	97,104	36,971
Transfers between funds	(37,944)	(7,963)	(163,487)	(4,763,899)	155,420	751,916	(58,581)	3,161
Surrenders (notes 2, 3, 4, 5 and 6)	(33)	(512)	(213,672)	(136,055)	(1,315,653)	(4,658,947)	(88,949)	(34,789)
Adjustments to maintain reserves	8	(22)	(5)	(41)	34	9	13	7

Net equity transactions	(37,969)	(8,497)	(366,490)	(4,853,187)	(873,729)	(3,535,758)	(50,413)	5,350

Net change in contract owners’ equity	(38,310)	1,823	(364,592)	(4,358,176)	3,357,308	4,521,421	(29,727)	63,395
Contract owners’ equity at beginning of period	38,310	36,487	1,552,073	5,910,249	33,318,795	28,797,374	290,163	226,768

Contract owners’ equity at end of period	$-	38,310	1,187,481	1,552,073	36,676,103	33,318,795	260,436	290,163

CHANGE IN UNITS:
Beginning units	1,339	1,704	91,988	397,389	1,085,856	1,205,012	10,468	10,244
Units purchased	(1)	1,465	13,276	8,051	132,612	114,815	1,982	1,671
Units surrendered	(1,338)	(1,830)	(36,991)	(313,452)	(168,265)	(233,971)	(3,904)	(1,447)

Ending units	-	1,339	68,273	91,988	1,050,203	1,085,856	8,546	10,468

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVSCE		IVBRA1		OVAG		OVGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$110	(473)	126,650	-	1,501	(10,445)	529,525	357,499
Realized gain (loss) on investments	(8,195)	(16,777)	(29,384)	(14,408)	2,151,785	1,705,185	1,597,793	1,373,847
Change in unrealized gain (loss) on investments	23,025	49,770	(22,542)	237,190	9,332,399	4,051,276	(774,760)	2,207,291
Reinvested capital gains	10,083	17,830	81,646	-	2,755,710	3,883,315	3,596,896	5,624,209

Net increase (decrease) in contract owners’ equity resulting from operations	25,023	50,350	156,370	222,782	14,241,395	9,629,331	4,949,454	9,562,846

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	17	41,953	381,961	596,013	873,067	826,513	875,107
Transfers between funds	(6,627)	(113,287)	(194,815)	(4,823)	3,747,668	(562,811)	(1,051,357)	(168,009)
Surrenders (notes 2, 3, 4, 5 and 6)	(33,582)	(1,642)	(108,124)	(56,838)	(2,945,136)	(2,709,256)	(2,417,527)	(2,957,203)
Adjustments to maintain reserves	-	40	(2)	-	804,657	40,142	31	(3,841)

Net equity transactions	(40,209)	(114,872)	(260,988)	320,300	2,203,202	(2,358,858)	(2,642,340)	(2,253,946)

Net change in contract owners’ equity	(15,186)	(64,522)	(104,618)	543,082	16,444,597	7,270,473	2,307,114	7,308,900
Contract owners’ equity at beginning of period	159,206	223,728	1,795,386	1,252,304	32,594,706	25,324,233	38,038,196	30,729,296

Contract owners’ equity at end of period	$144,020	159,206	1,690,768	1,795,386	49,039,303	32,594,706	40,345,310	38,038,196

CHANGE IN UNITS:
Beginning units	11,678	20,724	136,958	110,056	807,590	890,299	1,029,257	1,096,146
Units purchased	-	3	3,949	31,715	128,953	63,951	47,991	36,448
Units surrendered	(3,355)	(9,049)	(23,894)	(4,813)	(76,326)	(146,660)	(117,379)	(103,337)

Ending units	8,323	11,678	117,013	136,958	860,217	807,590	959,869	1,029,257

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGR		OVGS		OVIG		OVSB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(23,238)	(17,609)	476,929	611,411	141,771	129,091	1,036,707	720,503
Realized gain (loss) on investments	75,997	(168,710)	520,792	(44,819)	480,580	283,331	(415,329)	(77,976)
Change in unrealized gain (loss) on investments	1,633,738	2,287,240	16,967,868	9,611,117	3,412,401	2,875,308	(58,199)	1,309,460
Reinvested capital gains	1,560,764	960,672	2,951,486	11,180,425	257,213	776,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,247,261	3,061,593	20,917,075	21,358,134	4,291,965	4,063,805	563,179	1,951,987

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,759	12,114	2,388,947	3,475,123	1,652,425	1,396,839	122,788	306,719
Transfers between funds	364,060	(2,545,754)	(6,161,353)	(1,570,713)	(27,396)	(1,330,228)	(274,359)	(210,615)
Surrenders (notes 2, 3, 4, 5 and 6)	(231,888)	(631,665)	(6,781,874)	(8,639,886)	(1,226,771)	(2,145,968)	(1,445,135)	(596,058)
Adjustments to maintain reserves	16,186	12,689	68	814	32	19	(2)	-

Net equity transactions	155,117	(3,152,616)	(10,554,212)	(6,734,662)	398,290	(2,079,338)	(1,596,708)	(499,954)

Net change in contract owners’ equity	3,402,378	(91,023)	10,362,863	14,623,472	4,690,255	1,984,467	(1,033,529)	1,452,033
Contract owners’ equity at beginning of period	9,571,947	9,662,970	86,447,242	71,823,770	17,557,908	15,573,441	19,728,063	18,276,030

Contract owners’ equity at end of period	$12,974,325	9,571,947	96,810,105	86,447,242	22,248,163	17,557,908	18,694,534	19,728,063

CHANGE IN UNITS:
Beginning units	340,202	477,720	2,419,546	2,649,183	1,248,270	1,421,451	1,229,876	1,262,443
Units purchased	23,985	27,932	313,790	190,974	262,715	314,925	32,856	39,883
Units surrendered	(31,528)	(165,450)	(615,520)	(420,611)	(207,466)	(488,106)	(135,620)	(72,450)

Ending units	332,659	340,202	2,117,816	2,419,546	1,303,519	1,248,270	1,127,112	1,229,876

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSC		WRASP		WRGP		WRHIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$38,594	11,830	126,640	131,404	(4,221)	(3,500)	1,072,763	893,041
Realized gain (loss) on investments	(364,633)	(120,174)	(20,200)	(15,925)	(120,343)	(113,348)	(894,847)	(242,731)
Change in unrealized gain (loss) on investments	1,537,233	1,085,709	598,047	874,739	752,340	220,118	458,761	851,083
Reinvested capital gains	89,495	553,160	106,027	253,639	522,207	948,465	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,300,689	1,530,525	810,514	1,243,857	1,149,983	1,051,735	636,677	1,501,393

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,014,488	1,487,789	302,293	320,970	219,620	239,892	216,657	326,992
Transfers between funds	(48,124)	73,569	(55,673)	(391,867)	(545,336)	521,976	(2,713,698)	1,971,902
Surrenders (notes 2, 3, 4, 5 and 6)	(1,439,054)	(2,267,689)	(602,758)	(495,965)	(138,658)	(197,215)	(459,790)	(500,098)
Adjustments to maintain reserves	25	39	(3)	6	(6)	19	16	6

Net equity transactions	(472,665)	(706,292)	(356,141)	(566,856)	(464,380)	564,672	(2,956,815)	1,798,802

Net change in contract owners’ equity	828,024	824,233	454,373	677,001	685,603	1,616,407	(2,320,138)	3,300,195
Contract owners’ equity at beginning of period	7,156,183	6,331,950	6,529,086	5,852,085	4,180,839	2,564,432	16,856,499	13,556,304

Contract owners’ equity at end of period	$7,984,207	7,156,183	6,983,459	6,529,086	4,866,442	4,180,839	14,536,361	16,856,499

CHANGE IN UNITS:
Beginning units	125,648	140,428	359,396	392,480	87,159	73,043	1,104,637	985,689
Units purchased	10,892	8,434	30,468	23,324	6,405	24,439	78,698	207,812
Units surrendered	(19,419)	(23,214)	(52,381)	(56,408)	(15,742)	(10,323)	(283,114)	(88,864)

Ending units	117,121	125,648	337,483	359,396	77,822	87,159	900,221	1,104,637

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRMCG		WRRESP		WRSTP		JPMMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(7,834)	(8,026)	86,917	106,635	(4,963)	(5,731)	512,478	576,417
Realized gain (loss) on investments	439,073	273,116	3,910	(24,774)	998,269	(237,353)	(1,609,807)	704,396
Change in unrealized gain (loss) on investments	1,231,811	372,223	(689,289)	1,420,969	880,377	2,205,172	13,931	5,637,760
Reinvested capital gains	336,771	789,864	429,752	32,748	1,025,078	747,332	2,459,433	2,740,619

Net increase (decrease) in contract owners’ equity resulting from operations	1,999,821	1,427,177	(168,710)	1,535,578	2,898,761	2,709,420	1,376,035	9,659,192

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	232,836	93,990	414,756	754,292	1,360,464	1,165,802	587,098	831,397
Transfers between funds	(538,977)	57,263	(1,075,449)	(615,029)	(2,482,556)	971,264	80,551	(1,661,866)
Surrenders (notes 2, 3, 4, 5 and 6)	(547,335)	(250,211)	(487,065)	(844,638)	(962,836)	(1,662,727)	(1,327,273)	(1,873,626)
Adjustments to maintain reserves	(8)	(4)	17	(26)	71	(46)	138	36

Net equity transactions	(853,484)	(98,962)	(1,147,741)	(705,401)	(2,084,857)	474,293	(659,486)	(2,704,059)

Net change in contract owners’ equity	1,146,337	1,328,215	(1,316,451)	830,177	813,904	3,183,713	716,549	6,955,133
Contract owners’ equity at beginning of period	5,160,978	3,832,763	7,127,575	6,297,398	8,891,601	5,707,888	44,615,791	37,660,658

Contract owners’ equity at end of period	$6,307,315	5,160,978	5,811,124	7,127,575	9,705,505	8,891,601	45,332,340	44,615,791

CHANGE IN UNITS:
Beginning units	209,954	214,776	258,676	284,575	229,430	220,024	1,104,013	1,180,431
Units purchased	33,804	30,974	28,060	57,157	43,417	83,126	160,838	139,265
Units surrendered	(71,611)	(35,796)	(69,294)	(83,056)	(88,425)	(73,720)	(146,806)	(215,683)

Ending units	172,147	209,954	217,442	258,676	184,422	229,430	1,118,045	1,104,013

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPSCE1		JABS		JACAS		JAEI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,406	1,206	528,995	526,171	71,104	(18,496)	1,608	4,165
Realized gain (loss) on investments	(160,993)	6,183	1,880,396	694,319	2,178,918	298,454	25,202	43,446
Change in unrealized gain (loss) on investments	172,989	44,182	2,046,614	4,718,833	12,512,978	11,058,797	182,969	389,978
Reinvested capital gains	33,288	55,942	576,692	902,222	4,197,214	4,393,377	159,852	114,719

Net increase (decrease) in contract owners’ equity resulting from operations	49,690	107,513	5,032,697	6,841,545	18,960,214	15,732,132	369,631	552,308

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	284,642	47,716	3,411,480	1,420,534	1,840,092	1,860,070	59,897	50,953
Transfers between funds	(339,354)	21,187	(324,183)	2,150,319	(2,110,233)	(1,384,329)	(300,230)	580,260
Surrenders (notes 2, 3, 4, 5 and 6)	(56,778)	(8,509)	(2,891,038)	(2,102,920)	(5,697,033)	(8,402,402)	(71,910)	(125,080)
Adjustments to maintain reserves	9	(9)	91	(9)	6	65	15	(10)

Net equity transactions	(111,481)	60,385	196,350	1,467,924	(5,967,168)	(7,926,596)	(312,228)	506,123

Net change in contract owners’ equity	(61,791)	167,898	5,229,047	8,309,469	12,993,046	7,805,536	57,403	1,058,431
Contract owners’ equity at beginning of period	592,986	425,088	38,433,046	30,123,577	52,988,344	45,182,808	2,424,377	1,365,946

Contract owners’ equity at end of period	$531,195	592,986	43,662,093	38,433,046	65,981,390	52,988,344	2,481,780	2,424,377

CHANGE IN UNITS:
Beginning units	42,359	37,754	943,328	903,670	1,418,018	1,660,305	154,605	118,018
Units purchased	25,332	8,658	147,403	195,198	75,116	131,029	4,540	45,129
Units surrendered	(34,156)	(4,053)	(150,057)	(155,540)	(224,692)	(373,316)	(26,676)	(8,542)

Ending units	33,535	42,359	940,674	943,328	1,268,442	1,418,018	132,469	154,605

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAFBS		JAGTS		JAIGS		JAMGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$157,486	181,860	(11,727)	108,583	232,521	365,001	(56,957)	(29,222)
Realized gain (loss) on investments	329,283	16,397	4,155,349	3,670,592	(509,310)	(220,252)	1,380,127	840,597
Change in unrealized gain (loss) on investments	151,405	367,849	7,227,338	4,459,902	3,470,078	4,669,338	4,241,519	5,176,150
Reinvested capital gains	-	-	2,993,656	2,036,413	-	-	2,645,470	1,757,806

Net increase (decrease) in contract owners’ equity resulting from operations	638,174	566,106	14,364,616	10,275,490	3,193,289	4,814,087	8,210,159	7,745,331

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	352,487	559,288	1,065,054	493,495	523,468	665,522	1,104,804	2,580,459
Transfers between funds	(224,610)	(751,672)	3,122,536	(1,353,081)	(129,508)	(754,612)	647,580	1,392,757
Surrenders (notes 2, 3, 4, 5 and 6)	(555,528)	(80,596)	(3,409,242)	(3,952,332)	(1,501,264)	(1,506,128)	(1,007,731)	(604,205)
Adjustments to maintain reserves	(4)	3	123	18	(36)	(2,402)	(58)	131

Net equity transactions	(427,655)	(272,977)	778,471	(4,811,900)	(1,107,340)	(1,597,620)	744,595	3,369,142

Net change in contract owners’ equity	210,519	293,129	15,143,087	5,463,590	2,085,949	3,216,467	8,954,754	11,114,473
Contract owners’ equity at beginning of period	7,178,288	6,885,159	28,876,527	23,412,937	21,781,509	18,565,042	33,015,545	21,901,072

Contract owners’ equity at end of period	$7,388,807	7,178,288	44,019,614	28,876,527	23,867,458	21,781,509	41,970,299	33,015,545

CHANGE IN UNITS:
Beginning units	628,541	658,022	1,245,624	1,466,235	1,200,849	1,298,483	1,803,875	1,614,203
Units purchased	68,935	109,700	184,635	79,668	107,439	132,849	443,767	426,673
Units surrendered	(109,853)	(139,181)	(168,176)	(300,279)	(174,498)	(230,483)	(319,503)	(237,001)

Ending units	587,623	628,541	1,262,083	1,245,624	1,133,790	1,200,849	1,928,139	1,803,875

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAMVS		LZREMS		SBVSG		BNCAI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,455	12,122	262,240	105,689	(37,157)	(34,744)	(10,940)	(13,447)
Realized gain (loss) on investments	(12,115)	(9,532)	(1,518,101)	528,113	(105,684)	1,845,162	846,888	443,716
Change in unrealized gain (loss) on investments	(28,446)	170,005	880,413	2,411,242	6,697,997	783,554	675,201	1,376,306
Reinvested capital gains	15,152	77,364	-	-	1,864,361	1,812,424	113,979	170,064

Net increase (decrease) in contract owners’ equity resulting from operations	(18,954)	249,959	(375,448)	3,045,044	8,419,517	4,406,396	1,625,128	1,976,639

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,960	2,344	711,623	733,167	1,035,434	1,536,993	(97,591)	2,417
Transfers between funds	(33,570)	(187,750)	(2,081,608)	(7,978,674)	(701,168)	(1,884,210)	(736,634)	(562,149)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,856)	(75,624)	(651,155)	(2,027,403)	(1,126,270)	(1,347,465)	(367,220)	(1,265,955)
Adjustments to maintain reserves	10	4	17	17	(17)	94	(63)	20

Net equity transactions	(41,456)	(261,026)	(2,021,123)	(9,272,893)	(792,021)	(1,694,588)	(1,201,508)	(1,825,667)

Net change in contract owners’ equity	(60,410)	(11,067)	(2,396,571)	(6,227,849)	7,627,496	2,711,808	423,620	150,972
Contract owners’ equity at beginning of period	894,638	905,705	15,279,275	21,507,124	20,470,815	17,759,007	6,323,881	6,172,909

Contract owners’ equity at end of period	$834,228	894,638	12,882,704	15,279,275	28,098,311	20,470,815	6,747,501	6,323,881

CHANGE IN UNITS:
Beginning units	40,695	53,472	1,217,379	2,023,340	652,734	717,325	103,709	138,622
Units purchased	125	1,943	153,760	166,152	110,593	140,600	5,309	34,891
Units surrendered	(2,330)	(14,720)	(330,341)	(972,113)	(137,614)	(205,191)	(26,334)	(69,804)

Ending units	38,490	40,695	1,040,798	1,217,379	625,713	652,734	82,684	103,709

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LOVBD		LOVMCV		LOVSDC		LOVTRC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$146,178	146,876	10	98	608,844	667,631	782,840	737,704
Realized gain (loss) on investments	72,232	41,185	(2,320)	(43)	(205,731)	(195,814)	279,420	(45,527)
Change in unrealized gain (loss) on investments	54,045	213,120	711	1,873	227,598	448,622	546,300	1,275,233
Reinvested capital gains	-	-	-	197	-	-	676,850	-

Net increase (decrease) in contract owners’ equity resulting from operations	272,455	401,181	(1,599)	2,125	630,711	920,439	2,285,410	1,967,410

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	402,920	81,906	-	212	(397,107)	2,083,389	2,050,379	2,336,901
Transfers between funds	(489,083)	750,067	(3,606)	294	2,510,908	1,418,353	3,229,237	5,868,052
Surrenders (notes 2, 3, 4, 5 and 6)	(46,535)	(140,198)	(5,639)	66	16,676	(1,884,023)	(1,454,824)	(1,655,769)
Adjustments to maintain reserves	18	(15)	(14)	(9)	(6,922)	6,961	26	36

Net equity transactions	(132,680)	691,760	(9,259)	563	2,123,555	1,624,680	3,824,818	6,549,220

Net change in contract owners’ equity	139,775	1,092,941	(10,858)	2,688	2,754,266	2,545,119	6,110,228	8,516,630
Contract owners’ equity at beginning of period	4,106,436	3,013,495	11,919	9,231	21,417,644	18,872,525	31,140,927	22,624,297

Contract owners’ equity at end of period	$4,246,211	4,106,436	1,061	11,919	24,171,910	21,417,644	37,251,155	31,140,927

CHANGE IN UNITS:
Beginning units	313,730	260,383	491	467	1,956,169	1,808,605	2,753,771	2,164,849
Units purchased	101,835	86,640	61	215	474,179	1,216,000	530,619	982,718
Units surrendered	(113,404)	(33,293)	(508)	(191)	(287,003)	(1,068,436)	(211,243)	(393,796)

Ending units	302,161	313,730	44	491	2,143,345	1,956,169	3,073,147	2,753,771

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MNVFRS		MMCGSC		MNDIC		MNDSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$149	-	(716)	(297)	-	-	(284)	(286)
Realized gain (loss) on investments	-	-	44,318	29,967	(9,082)	(91,007)	3,569	1,994
Change in unrealized gain (loss) on investments	539	-	219,819	5,820	557,401	218,796	702,736	75,600
Reinvested capital gains	-	-	96,190	22,790	155,504	243,374	168,125	143,954

Net increase (decrease) in contract owners’ equity resulting from operations	688	-	359,611	58,280	703,823	371,163	874,146	221,262

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	429,313	27,048	83,978	55,561	707,111	17,838
Transfers between funds	43,823	-	490,401	129,441	308,819	272,315	1,151,093	52,689
Surrenders (notes 2, 3, 4, 5 and 6)	(67)	-	(56,575)	(128,964)	(150,581)	(137,329)	(22,161)	(5,361)
Adjustments to maintain reserves	(1)	-	(8)	(6)	12	7	29	(332)

Net equity transactions	43,755	-	863,131	27,519	242,228	190,554	1,836,072	64,834

Net change in contract owners’ equity	44,443	-	1,222,742	85,799	946,051	561,717	2,710,218	286,096
Contract owners’ equity at beginning of period	-	-	249,236	163,437	1,443,769	882,052	816,382	530,286

Contract owners’ equity at end of period	$44,443	-	1,471,978	249,236	2,389,820	1,443,769	3,526,600	816,382

CHANGE IN UNITS:
Beginning units	-	-	18,803	17,017	56,254	48,699	32,582	29,829
Units purchased	3,992	-	95,358	12,936	13,156	18,446	65,331	3,001
Units surrendered	(6)	-	(32,536)	(11,150)	(5,583)	(10,891)	(803)	(248)

Ending units	3,986	-	81,625	18,803	63,827	56,254	97,110	32,582

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MV2IGI		MV2RIS		MV3MVI		MV3MVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,362	22,899	14,368	6,003	8	-	3,384	(5)
Realized gain (loss) on investments	180,219	100,311	734,708	4,963	-	-	(1,015)	-
Change in unrealized gain (loss) on investments	245,786	812,800	(994,515)	1,359,931	232	-	104,969	568
Reinvested capital gains	410,118	305,917	58,183	41,256	27	-	16,423	-

Net increase (decrease) in contract owners’ equity resulting from operations	855,485	1,241,927	(187,256)	1,412,153	267	-	123,761	563

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	92,499	137,451	35,178	50,760	-	-	5,283	202
Transfers between funds	(149,117)	233,226	10,291,564	25,321,888	14,585	-	1,233,077	9,171
Surrenders (notes 2, 3, 4, 5 and 6)	(370,016)	(344,350)	(212,653)	(47,925)	(36)	-	(2,863)	(26)
Adjustments to maintain reserves	(5)	10	8	(5)	7	-	4	2

Net equity transactions	(426,639)	26,337	10,114,097	25,324,718	14,556	-	1,235,501	9,349

Net change in contract owners’ equity	428,846	1,268,264	9,926,841	26,736,871	14,823	-	1,359,262	9,912
Contract owners’ equity at beginning of period	4,376,288	3,108,024	27,601,876	865,005	-	-	9,912	-

Contract owners’ equity at end of period	$4,805,134	4,376,288	37,528,717	27,601,876	14,823	-	1,369,174	9,912

CHANGE IN UNITS:
Beginning units	230,941	229,541	2,182,472	87,513	-	-	902	-
Units purchased	11,448	24,215	477,814	2,107,770	1,079	-	119,892	904
Units surrendered	(35,435)	(22,815)	(24,795)	(12,811)	(3)	-	(380)	(2)

Ending units	206,954	230,941	2,635,491	2,182,472	1,076	-	120,414	902

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVBRES		MVFIC		MVFSC		MVIGIC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,433	26,544	160,875	225,308	915,638	1,310,828	3,494	211
Realized gain (loss) on investments	(96,639)	(109,165)	14,479	67,665	(347,986)	1,596,478	(1,187)	(247)
Change in unrealized gain (loss) on investments	167,050	460,259	(317,781)	2,003,125	(151,513)	13,706,576	43,913	3,998
Reinvested capital gains	70,927	195,288	450,878	474,197	3,637,672	3,549,727	3,178	1,888

Net increase (decrease) in contract owners’ equity resulting from operations	156,771	572,926	308,451	2,770,295	4,053,811	20,163,609	49,398	5,850

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	132,489	128,676	259,645	279,947	2,365,146	3,373,497	4,199	126
Transfers between funds	(866,372)	(402,431)	(525,872)	(506,635)	7,685,400	(6,166,426)	147,410	117,485
Surrenders (notes 2, 3, 4, 5 and 6)	(138,911)	(136,242)	(726,919)	(1,137,118)	(2,594,249)	(4,668,041)	(18,962)	(2,615)
Adjustments to maintain reserves	15	(7)	6	36	185	(747)	(4)	(3)

Net equity transactions	(872,779)	(410,004)	(993,140)	(1,363,770)	7,456,482	(7,461,717)	132,643	114,993

Net change in contract owners’ equity	(716,008)	162,922	(684,689)	1,406,525	11,510,293	12,701,892	182,041	120,843
Contract owners’ equity at beginning of period	2,454,672	2,291,750	11,409,669	10,003,144	85,548,086	72,846,194	120,843	-

Contract owners’ equity at end of period	$1,738,664	2,454,672	10,724,980	11,409,669	97,058,379	85,548,086	302,884	120,843

CHANGE IN UNITS:
Beginning units	144,468	173,610	230,589	262,410	3,683,177	4,057,097	11,023	-
Units purchased	20,062	52,830	9,695	7,476	830,715	550,741	14,724	11,271
Units surrendered	(75,610)	(81,972)	(30,812)	(39,297)	(463,126)	(924,661)	(1,895)	(248)

Ending units	88,920	144,468	209,472	230,589	4,050,766	3,683,177	23,852	11,023

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVIVSC		MVRBSS		MSEM		MSVEG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$565,331	1,185,166	47,877	4,709	332,923	407,200	(9,921)	(5,021)
Realized gain (loss) on investments	4,350,810	2,638,689	30,519	11,892	(195,195)	(40,681)	756,195	73,589
Change in unrealized gain (loss) on investments	11,773,879	13,803,302	89,031	8,184	209,085	665,212	3,839,911	511,246
Reinvested capital gains	1,996,613	2,894,693	-	-	-	-	719,874	143,467

Net increase (decrease) in contract owners’ equity resulting from operations	18,686,633	20,521,850	167,427	24,785	346,813	1,031,731	5,306,059	723,281

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,814,032	2,563,614	200,237	2,072	184,237	308,099	682,921	218,780
Transfers between funds	(3,801,379)	(1,635,185)	2,015,271	956,564	(385,980)	(189,981)	1,509,020	1,418,514
Surrenders (notes 2, 3, 4, 5 and 6)	(4,237,506)	(4,850,903)	(31,983)	(5,904)	(421,702)	(566,483)	(477,186)	(289,730)
Adjustments to maintain reserves	(126)	301	10	3	22	(66)	238	(179)

Net equity transactions	(6,224,979)	(3,922,173)	2,183,535	952,735	(623,423)	(448,431)	1,714,993	1,347,385

Net change in contract owners’ equity	12,461,654	16,599,677	2,350,962	977,520	(276,610)	583,300	7,021,052	2,070,666
Contract owners’ equity at beginning of period	98,737,788	82,138,111	1,210,363	232,843	8,154,321	7,571,021	4,212,977	2,142,311

Contract owners’ equity at end of period	$111,199,442	98,737,788	3,561,325	1,210,363	7,877,711	8,154,321	11,234,029	4,212,977

CHANGE IN UNITS:
Beginning units	3,016,906	3,148,318	109,591	23,116	192,075	207,015	105,709	70,519
Units purchased	375,596	279,492	243,940	87,031	19,059	23,905	39,953	46,684
Units surrendered	(564,353)	(410,904)	(55,385)	(556)	(36,580)	(38,845)	(16,064)	(11,494)

Ending units	2,828,149	3,016,906	298,146	109,591	174,554	192,075	129,598	105,709

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVFI		MSVMG		MSVRE		VKVGR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$69,103	86,624	(6,449)	(11,073)	137,131	170,115	203,379	117,194
Realized gain (loss) on investments	45,782	15,012	752,176	471,679	(1,116,019)	148,698	(914,985)	101,072
Change in unrealized gain (loss) on investments	39,231	117,876	1,838,774	247,010	(983,750)	988,416	(165,459)	467,731
Reinvested capital gains	25,261	-	377,455	713,714	145,795	372,290	100,464	240,835

Net increase (decrease) in contract owners’ equity resulting from operations	179,377	219,512	2,961,956	1,421,330	(1,816,843)	1,679,519	(776,601)	926,832

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	152,256	107,139	1,825	11,560	89,104	113,627	256,589	370,332
Transfers between funds	419,659	170,108	(331,964)	(86,137)	(3,391,169)	(162,179)	(433,163)	(72,918)
Surrenders (notes 2, 3, 4, 5 and 6)	(406,501)	(317,424)	(177,228)	(2,838,171)	(262,874)	(238,199)	(214,486)	(670,279)
Adjustments to maintain reserves	1	19	(18)	(13)	9	(299)	12	15

Net equity transactions	165,415	(40,158)	(507,385)	(2,912,761)	(3,564,930)	(287,050)	(391,048)	(372,850)

Net change in contract owners’ equity	344,792	179,354	2,454,571	(1,491,431)	(5,381,773)	1,392,469	(1,167,649)	553,982
Contract owners’ equity at beginning of period	2,271,641	2,092,287	2,355,735	3,847,166	10,593,341	9,200,872	5,747,394	5,193,412

Contract owners’ equity at end of period	$2,616,433	2,271,641	4,810,306	2,355,735	5,211,568	10,593,341	4,579,745	5,747,394

CHANGE IN UNITS:
Beginning units	115,319	117,770	73,374	168,880	160,729	174,180	421,903	449,700
Units purchased	30,388	14,618	19,514	29,591	4,004	39,065	72,021	75,476
Units surrendered	(22,494)	(17,069)	(33,322)	(125,097)	(69,393)	(52,516)	(98,985)	(103,273)

Ending units	123,213	115,319	59,566	73,374	95,340	160,729	394,939	421,903

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DTRTFB		EIF		GBF		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,386	3,850	229,083	245,303	2,271,406	3,007,433	231,661	340,536
Realized gain (loss) on investments	622	(7)	772,428	763,669	1,469,123	(358,108)	511,734	251,700
Change in unrealized gain (loss) on investments	1,309	(807)	(1,020,478)	1,677,908	3,305,635	5,204,066	501,294	2,461,993
Reinvested capital gains	-	-	566,861	528,380	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,317	3,036	547,894	3,215,260	7,046,164	7,853,391	1,244,689	3,054,229

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,807	14,937	312,727	327,138	2,595,622	3,644,874	441,749	396,109
Transfers between funds	26,594	124,722	1,595	112,005	(24,878,891)	61,333,474	(1,337,255)	(975,491)
Surrenders (notes 2, 3, 4, 5 and 6)	(14,950)	(14,499)	(766,949)	(931,290)	(6,371,267)	(5,613,973)	(888,361)	(1,566,802)
Adjustments to maintain reserves	9	(4)	(26)	101	73	23	88	123

Net equity transactions	13,460	125,156	(452,653)	(492,046)	(28,654,463)	59,364,398	(1,783,779)	(2,146,061)

Net change in contract owners’ equity	18,777	128,192	95,241	2,723,214	(21,608,299)	67,217,789	(539,090)	908,168
Contract owners’ equity at beginning of period	130,758	2,566	14,598,789	11,875,575	137,541,891	70,324,102	15,137,344	14,229,176

Contract owners’ equity at end of period	$149,535	130,758	14,694,030	14,598,789	115,933,592	137,541,891	14,598,254	15,137,344

CHANGE IN UNITS:
Beginning units	12,047	252	419,411	432,609	6,370,399	3,491,610	459,444	532,915
Units purchased	2,607	13,208	20,284	23,768	1,127,189	3,429,201	31,158	52,554
Units surrendered	(1,375)	(1,413)	(32,202)	(36,966)	(2,429,625)	(550,412)	(100,167)	(126,025)

Ending units	13,279	12,047	407,493	419,411	5,067,963	6,370,399	390,435	459,444

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GIG		GVAAA2		GVABD2		GVAGG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$168,959	435,710	207,398	208,863	44,175	31,693	62,698	56,766
Realized gain (loss) on investments	58,499	(105,460)	254,258	198,730	31,152	2,577	89,082	146,658
Change in unrealized gain (loss) on investments	619,621	1,958,692	(24,811)	1,064,228	70,222	97,576	1,836,516	1,644,577
Reinvested capital gains	-	755,603	1,072,347	870,629	1,426	5,617	639,200	743,103

Net increase (decrease) in contract owners’ equity resulting from operations	847,079	3,044,545	1,509,192	2,342,450	146,975	137,463	2,627,496	2,591,104

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	516,246	732,516	783,580	587,391	81,779	70,781	267,469	402,749
Transfers between funds	(851,977)	(793,156)	(1,316,883)	191,147	170,171	216,290	(263,256)	(584,168)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,172,996)	(1,350,880)	(1,992,384)	(859,811)	(171,988)	(160,701)	(952,365)	(989,839)
Adjustments to maintain reserves	244	30	26	(6)	7	(8)	(8)	(8)

Net equity transactions	(2,508,483)	(1,411,490)	(2,525,661)	(81,279)	79,969	126,362	(948,160)	(1,171,266)

Net change in contract owners’ equity	(1,661,404)	1,633,055	(1,016,469)	2,261,171	226,944	263,825	1,679,336	1,419,838
Contract owners’ equity at beginning of period	18,303,355	16,670,300	13,524,090	11,262,919	1,769,359	1,505,534	9,363,899	7,944,061

Contract owners’ equity at end of period	$16,641,951	18,303,355	12,507,621	13,524,090	1,996,303	1,769,359	11,043,235	9,363,899

CHANGE IN UNITS:
Beginning units	882,785	959,672	562,207	565,512	117,649	109,099	315,449	360,690
Units purchased	55,162	151,597	28,415	36,722	34,555	21,237	12,359	15,147
Units surrendered	(195,397)	(228,484)	(126,369)	(40,027)	(30,654)	(12,687)	(41,482)	(60,388)

Ending units	742,550	882,785	464,253	562,207	121,550	117,649	286,326	315,449

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,723	58,224	101,246	40,991	169,200	2,027,259	14,956	450,731
Realized gain (loss) on investments	21,649	94,363	468,715	734,550	1,736,323	2,306,585	(659,610)	(244,197)
Change in unrealized gain (loss) on investments	32,158	424,698	4,534,648	685,459	4,229,027	5,331,921	2,140,077	1,137,216
Reinvested capital gains	449,012	401,546	1,325,855	1,677,469	6,512,852	9,476,552	644,105	931,860

Net increase (decrease) in contract owners’ equity resulting from operations	575,542	978,831	6,430,464	3,138,469	12,647,402	19,142,317	2,139,528	2,275,610

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	188,609	254,688	272,663	329,971	4,358,395	5,810,693	980,609	724,061
Transfers between funds	(126,901)	105,952	1,307,709	(940,602)	1,121,062	(157,445)	255,138	3,863,901
Surrenders (notes 2, 3, 4, 5 and 6)	(516,603)	(339,489)	(1,353,211)	(939,248)	(7,514,657)	(8,321,622)	(1,919,773)	(1,381,584)
Adjustments to maintain reserves	(21)	14	15	9	945	3,811	5	33

Net equity transactions	(454,916)	21,165	227,176	(1,549,870)	(2,034,255)	(2,664,563)	(684,021)	3,206,411

Net change in contract owners’ equity	120,626	999,996	6,657,640	1,588,599	10,613,147	16,477,754	1,455,507	5,482,021
Contract owners’ equity at beginning of period	4,836,973	3,836,977	12,782,566	11,193,967	106,181,074	89,703,320	21,791,562	16,309,541

Contract owners’ equity at end of period	$4,957,599	4,836,973	19,440,206	12,782,566	116,794,221	106,181,074	23,247,069	21,791,562

CHANGE IN UNITS:
Beginning units	192,818	192,213	400,269	456,682	3,434,675	3,530,534	920,683	780,720
Units purchased	6,994	14,549	43,327	15,528	313,680	268,953	207,517	235,922
Units surrendered	(25,042)	(13,944)	(41,769)	(71,941)	(380,653)	(364,812)	(219,372)	(95,959)

Ending units	174,770	192,818	401,827	400,269	3,367,702	3,434,675	908,828	920,683

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEX1		GVIDA		GVIDC		GVIDM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$182,448	152,201	47,958	760,902	(190)	291,481	63,433	1,541,768
Realized gain (loss) on investments	290,572	274,825	(435,580)	1,090,778	(34,273)	(78,366)	621,021	1,611,150
Change in unrealized gain (loss) on investments	998,877	1,129,344	2,754,168	2,630,658	911,200	728,466	2,809,058	1,928,033
Reinvested capital gains	170,222	299,451	2,607,851	3,536,047	150,171	296,034	4,213,803	6,716,237

Net increase (decrease) in contract owners’ equity resulting from operations	1,642,119	1,855,821	4,974,397	8,018,385	1,026,908	1,237,615	7,707,315	11,797,188

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	544,137	134,118	1,483,360	1,231,381	654,008	545,661	2,276,424	2,446,358
Transfers between funds	1,847,619	16,196	(197,252)	1,972,648	2,142,717	1,756,434	2,221,853	1,135,929
Surrenders (notes 2, 3, 4, 5 and 6)	(630,477)	(613,530)	(3,513,497)	(2,819,339)	(1,316,537)	(2,058,389)	(5,147,796)	(8,052,418)
Adjustments to maintain reserves	(2)	1	261	327	38	(17)	25	(8,789)

Net equity transactions	1,761,277	(463,215)	(2,227,128)	385,017	1,480,226	243,689	(649,494)	(4,478,920)

Net change in contract owners’ equity	3,403,396	1,392,606	2,747,269	8,403,402	2,507,134	1,481,304	7,057,821	7,318,268
Contract owners’ equity at beginning of period	7,478,746	6,086,140	42,423,465	34,020,063	14,277,476	12,796,172	74,720,712	67,402,444

Contract owners’ equity at end of period	$10,882,142	7,478,746	45,170,734	42,423,465	16,784,610	14,277,476	81,778,533	74,720,712

CHANGE IN UNITS:
Beginning units	324,557	346,411	1,302,019	1,291,051	728,384	714,180	2,741,076	2,908,368
Units purchased	101,759	11,608	106,707	134,658	182,046	185,632	274,960	229,400
Units surrendered	(26,753)	(33,462)	(179,388)	(123,690)	(106,392)	(171,428)	(292,984)	(396,692)

Ending units	399,563	324,557	1,229,338	1,302,019	804,038	728,384	2,723,052	2,741,076

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIX2		HIBF		IDPG		IDPGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$80,346	92,038	1,098,177	1,320,836	18	560	10	181
Realized gain (loss) on investments	(24,353)	(686)	(101,296)	(309,631)	(135)	(1,484)	(1)	1
Change in unrealized gain (loss) on investments	203,770	420,746	34,387	2,366,426	563	4,492	301	111
Reinvested capital gains	105,317	5,587	-	-	265	689	90	157

Net increase (decrease) in contract owners’ equity resulting from operations	365,080	517,685	1,031,268	3,377,631	711	4,257	400	450

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	133,018	88,913	261,729	299,411	576	20,878	202	-
Transfers between funds	513,131	181,383	(1,817,747)	(249,548)	-	-	535	7,327
Surrenders (notes 2, 3, 4, 5 and 6)	(100,761)	(67,140)	(1,051,336)	(3,671,559)	(5,535)	(32,949)	(375)	(91)
Adjustments to maintain reserves	(6)	(3)	22	254	(3)	11	(1)	2

Net equity transactions	545,382	203,153	(2,607,332)	(3,621,442)	(4,962)	(12,060)	361	7,238

Net change in contract owners’ equity	910,462	720,838	(1,576,064)	(243,811)	(4,251)	(7,803)	761	7,688
Contract owners’ equity at beginning of period	3,024,582	2,303,744	23,640,241	23,884,052	19,559	27,362	7,688	-

Contract owners’ equity at end of period	$3,935,044	3,024,582	22,064,177	23,640,241	15,308	19,559	8,449	7,688

CHANGE IN UNITS:
Beginning units	249,031	230,301	689,566	798,649	1,464	2,366	599	-
Units purchased	74,251	27,047	36,822	27,615	128	1,735	59	606
Units surrendered	(21,434)	(8,317)	(117,688)	(136,698)	(517)	(2,637)	(30)	(7)

Ending units	301,848	249,031	608,700	689,566	1,075	1,464	628	599

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MCIF		MSBF		NCPG		NCPGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,088,960	1,355,833	338,070	583,907	1,268	2,921	116	77
Realized gain (loss) on investments	(4,765,478)	(2,696,479)	(151,837)	(107,573)	(266)	1,376	19	14
Change in unrealized gain (loss) on investments	12,688,213	8,676,399	127,054	548,179	7,982	7,052	485	109
Reinvested capital gains	5,249,551	17,485,729	-	-	-	3,541	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,261,246	24,821,482	313,287	1,024,513	8,984	14,890	620	200

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,242,262	5,017,684	267,217	235,056	58,058	56,786	488	-
Transfers between funds	(5,197,849)	1,969,702	(355,601)	2,206,351	(881)	(2,868)	18,423	4,670
Surrenders (notes 2, 3, 4, 5 and 6)	(5,670,127)	(13,776,024)	(811,208)	(3,397,867)	(92,695)	(38,439)	(5,158)	(18)
Adjustments to maintain reserves	(622)	950	(18)	24	5	7	4	(2)

Net equity transactions	(7,626,336)	(6,787,688)	(899,610)	(956,436)	(35,513)	15,486	13,757	4,650

Net change in contract owners’ equity	6,634,910	18,033,794	(586,323)	68,077	(26,529)	30,376	14,377	4,850
Contract owners’ equity at beginning of period	117,003,328	98,969,534	11,150,443	11,082,366	119,305	88,929	4,850	-

Contract owners’ equity at end of period	$123,638,238	117,003,328	10,564,120	11,150,443	92,776	119,305	19,227	4,850

CHANGE IN UNITS:
Beginning units	2,062,940	2,209,081	416,531	456,560	9,171	7,902	385	-
Units purchased	179,394	372,548	20,999	187,933	5,809	4,735	1,479	387
Units surrendered	(328,483)	(518,689)	(58,418)	(227,962)	(8,349)	(3,466)	(416)	(2)

Ending units	1,913,851	2,062,940	379,112	416,531	6,631	9,171	1,448	385

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NJMMA2		NJMMAY		NVAMV1		NVAMVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$38	-	1,033	-	552,932	1,023,797	235,645	-
Realized gain (loss) on investments	76	-	41	-	(256,804)	326,053	16,917	-
Change in unrealized gain (loss) on investments	1,559	-	30,876	-	(1,296,221)	3,514,514	2,797,271	-
Reinvested capital gains	-	-	2,530	-	907,118	4,232,718	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,673	-	34,480	-	(92,975)	9,097,082	3,049,833	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	725,220	1,095,416	376,175	-
Transfers between funds	53,840	-	749,579	-	(3,526,019)	(688,578)	16,970,200	-
Surrenders (notes 2, 3, 4, 5 and 6)	(517)	-	(3,600)	-	(2,681,363)	(3,684,708)	(63,693)	-
Adjustments to maintain reserves	4	-	-	-	283	13	24	-

Net equity transactions	53,327	-	745,979	-	(5,481,879)	(3,277,857)	17,282,706	-

Net change in contract owners’ equity	55,000	-	780,459	-	(5,574,854)	5,819,225	20,332,539	-
Contract owners’ equity at beginning of period	-	-	-	-	41,167,002	35,347,777	-	-

Contract owners’ equity at end of period	$55,000	-	780,459	-	35,592,148	41,167,002	20,332,539	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	1,163,109	1,267,871	-	-
Units purchased	-	-	76,448	-	31,701	48,869	1,765,470	-
Units surrendered	-	-	(360)	-	(204,008)	(153,631)	(50,117)	-

Ending units	-	-	76,088	-	990,802	1,163,109	1,715,353	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,810,491	7,295,959	95,414	76,063	38,128	117,807	7,177	73,638
Realized gain (loss) on investments	829,654	(263,881)	9,198	6,618	(160,564)	(115,888)	(40,914)	(16,278)
Change in unrealized gain (loss) on investments	16,185,049	12,414,319	95,469	113,002	526,025	344,434	287,329	127,600
Reinvested capital gains	-	-	8,043	-	149,476	379,416	8,508	48,737

Net increase (decrease) in contract owners’ equity resulting from operations	24,825,194	19,446,397	208,124	195,683	553,065	725,769	262,100	233,697

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	695,854	532,763	95,631	82,897	541,289	779,460	495,423	554,093
Transfers between funds	63,671,822	107,579,725	1,054,776	513,259	(758,610)	(364,016)	970,204	367,841
Surrenders (notes 2, 3, 4, 5 and 6)	(10,478,321)	(5,089,706)	(245,092)	(218,626)	85,238	(1,334,219)	(421,698)	(535,568)
Adjustments to maintain reserves	114	81	6	4	(1)	(11)	19	(9)

Net equity transactions	53,889,469	103,022,863	905,321	377,534	(132,084)	(918,786)	1,043,948	386,357

Net change in contract owners’ equity	78,714,663	122,469,260	1,113,445	573,217	420,981	(193,017)	1,306,048	620,054
Contract owners’ equity at beginning of period	302,908,062	180,438,802	2,611,223	2,038,006	4,056,901	4,249,918	2,997,897	2,377,843

Contract owners’ equity at end of period	$381,622,725	302,908,062	3,724,668	2,611,223	4,477,882	4,056,901	4,303,945	2,997,897

CHANGE IN UNITS:
Beginning units	22,483,412	16,799,978	160,810	136,733	209,609	264,163	189,973	167,055
Units purchased	9,883,886	9,665,071	69,889	38,658	66,753	52,379	111,989	76,376
Units surrendered	(1,764,022)	(3,981,637)	(16,348)	(14,581)	(68,571)	(106,933)	(50,135)	(53,458)

Ending units	30,603,276	22,483,412	214,351	160,810	207,791	209,609	251,827	189,973

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$76,134	199,411	11,606	58,992	61,412	201,025	31,919	84,014
Realized gain (loss) on investments	(179,273)	(191,717)	(52,199)	(84,112)	(129,886)	(64,935)	(65,901)	(9,724)
Change in unrealized gain (loss) on investments	820,087	661,196	253,462	190,852	694,991	458,821	462,745	349,875
Reinvested capital gains	151,940	671,295	15,036	103,030	216,212	533,686	-	223,448

Net increase (decrease) in contract owners’ equity resulting from operations	868,888	1,340,185	227,905	268,762	842,729	1,128,597	428,763	647,613

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	246,557	189,897	353,100	412,591	960,761	997,137	581,475	588,949
Transfers between funds	(321,719)	(199,279)	331,933	113,157	(258,313)	(246,316)	(161,018)	(568,532)
Surrenders (notes 2, 3, 4, 5 and 6)	(219,871)	(418,556)	(360,055)	(802,398)	(473,462)	(444,119)	(590,289)	(730,893)
Adjustments to maintain reserves	(8)	-	(4)	8	36	(8)	23	(26)

Net equity transactions	(295,041)	(427,938)	324,974	(276,642)	229,022	306,694	(169,809)	(710,502)

Net change in contract owners’ equity	573,847	912,247	552,879	(7,880)	1,071,751	1,435,291	258,954	(62,889)
Contract owners’ equity at beginning of period	7,167,318	6,255,071	2,325,027	2,332,907	7,459,140	6,023,849	3,045,331	3,108,220

Contract owners’ equity at end of period	$7,741,165	7,167,318	2,877,906	2,325,027	8,530,891	7,459,140	3,304,285	3,045,331

CHANGE IN UNITS:
Beginning units	360,913	383,832	133,143	152,838	388,182	375,704	149,689	190,615
Units purchased	17,750	14,366	45,662	33,629	51,398	51,008	35,013	35,603
Units surrendered	(31,616)	(37,285)	(26,989)	(53,324)	(42,705)	(38,530)	(41,134)	(76,529)

Ending units	347,047	360,913	151,816	133,143	396,875	388,182	143,568	149,689

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRB1		NVDBL2		NVDCA2		NVDCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$35,731	165,295	2,410	40,672	1,419	16,159	-	-
Realized gain (loss) on investments	(301,539)	(210,805)	1,124	3,886	(6,971)	(5,984)	12	-
Change in unrealized gain (loss) on investments	725,606	555,209	122,028	97,298	45,461	69,291	11,951	-
Reinvested capital gains	75,031	368,679	53,162	105,637	45,973	56,683	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	534,829	878,378	178,724	247,493	85,882	136,149	11,963	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,072,608	1,503,561	65,185	70,317	21,495	96,022	4,892	-
Transfers between funds	(1,057,179)	(44,204)	87,045	77,936	(62,432)	(35,769)	142,696	-
Surrenders (notes 2, 3, 4, 5 and 6)	(725,745)	(1,821,110)	(83,487)	(93,595)	(44,718)	(100,835)	368	-
Adjustments to maintain reserves	(10)	3	(6)	2	21	(21)	(2)	-

Net equity transactions	(710,326)	(361,750)	68,737	54,660	(85,634)	(40,603)	147,954	-

Net change in contract owners’ equity	(175,497)	516,628	247,461	302,153	248	95,546	159,917	-
Contract owners’ equity at beginning of period	6,599,413	6,082,785	1,910,205	1,608,052	802,282	706,736	-	-

Contract owners’ equity at end of period	$6,423,916	6,599,413	2,157,666	1,910,205	802,530	802,282	159,917	-

CHANGE IN UNITS:
Beginning units	362,954	391,200	88,203	85,642	30,410	32,130	-	-
Units purchased	78,980	133,462	7,384	7,315	1,176	3,598	14,844	-
Units surrendered	(122,680)	(161,708)	(4,522)	(4,754)	(4,333)	(5,318)	(69)	-

Ending units	319,254	362,954	91,065	88,203	27,253	30,410	14,775	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIII		NVGEII		NVIDMP		NVIE6
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,877	1,164	441	101	-	-	1,774	4,546
Realized gain (loss) on investments	4,314	127	1,078	216	-	-	1,022	7,644
Change in unrealized gain (loss) on investments	2,537	(1,065)	3,797	821	42,497	-	11,845	13,268
Reinvested capital gains	445	631	1	113	-	-	-	8,568

Net increase (decrease) in contract owners’ equity resulting from operations	10,173	857	5,317	1,251	42,497	-	14,641	34,026

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,070	1,068	586	222	241,878	-	-	-
Transfers between funds	162,423	120,812	29,821	17,187	739,913	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(46,531)	(1,689)	(16,464)	(151)	32,123	-	(4,166)	(25,836)
Adjustments to maintain reserves	2	2	1	1	3	-	2	1

Net equity transactions	119,964	120,193	13,944	17,259	1,013,917	-	(4,164)	(25,835)

Net change in contract owners’ equity	130,137	121,050	19,261	18,510	1,056,414	-	10,477	8,191
Contract owners’ equity at beginning of period	121,050	-	18,510	-	-	-	200,590	192,399

Contract owners’ equity at end of period	$251,187	121,050	37,771	18,510	1,056,414	-	211,067	200,590

CHANGE IN UNITS:
Beginning units	11,457	-	1,703	-	-	-	16,404	18,710
Units purchased	15,124	11,717	2,785	1,718	101,291	-	-	-
Units surrendered	(4,388)	(260)	(1,486)	(15)	(2,787)	-	(375)	(2,306)

Ending units	22,193	11,457	3,002	1,703	98,504	-	16,029	16,404

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIX		NVLCP1		NVMIG1		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$606,795	831,791	62,926	63,179	170,143	182,361	-	-
Realized gain (loss) on investments	(1,320,444)	365,972	16,930	(3,932)	(78,775)	(240,676)	9,767	-
Change in unrealized gain (loss) on investments	2,352,195	3,673,691	100,316	124,132	2,182,052	3,313,655	762,468	-
Reinvested capital gains	713,044	51,078	-	-	5,313,125	946,674	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,351,590	4,922,532	180,172	183,379	7,586,545	4,202,014	772,235	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,099,380	1,006,889	79,324	61,529	560,692	476,600	31,381	-
Transfers between funds	1,233,268	761,795	63,078	(81,741)	(267,728)	(557,942)	4,450,741	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,039,561)	(1,773,754)	(76,236)	(137,362)	(1,429,738)	(1,312,571)	(204,300)	-
Adjustments to maintain reserves	(21)	84	(12)	(4)	(200)	202	4	-

Net equity transactions	293,066	(4,986)	66,154	(157,578)	(1,136,974)	(1,393,711)	4,277,826	-

Net change in contract owners’ equity	2,644,656	4,917,546	246,326	25,801	6,449,571	2,808,303	5,050,061	-
Contract owners’ equity at beginning of period	28,315,323	23,397,777	2,030,781	2,004,980	16,026,199	13,217,896	-	-

Contract owners’ equity at end of period	$30,959,979	28,315,323	2,277,107	2,030,781	22,475,770	16,026,199	5,050,061	-

CHANGE IN UNITS:
Beginning units	2,374,544	2,384,652	117,469	127,441	1,200,666	1,318,529	-	-
Units purchased	689,438	323,187	19,404	6,695	48,444	59,740	436,313	-
Units surrendered	(649,014)	(333,295)	(16,370)	(16,667)	(134,283)	(177,603)	(7,682)	-

Ending units	2,414,968	2,374,544	120,503	117,469	1,114,827	1,200,666	428,631	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMLG1		NVMMG1		NVMMV1		NVMMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,505)	585,585	(4,601)	(4,826)	149,633	188,957	224,835	286,069
Realized gain (loss) on investments	(792,024)	26,584	(246,078)	(640,415)	(2,411,497)	(902,544)	(860,941)	(335,752)
Change in unrealized gain (loss) on investments	(2,510,313)	1,275,530	18,764,097	2,730,446	2,243,367	903,976	388,016	458,961
Reinvested capital gains	7,477,665	1,905,114	6,719,538	10,495,120	-	1,475,143	-	2,263,981

Net increase (decrease) in contract owners’ equity resulting from operations	4,170,823	3,792,813	25,232,956	12,580,325	(18,497)	1,665,532	(248,090)	2,673,259

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	457,992	2,116,296	1,187,727	1,123,496	1,288,891	1,509,664	291,640	334,288
Transfers between funds	(997,888)	(786,452)	2,151,786	(1,941,483)	(1,333,082)	(679,263)	(242,215)	(392,820)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,075,419)	(2,946,632)	(3,485,271)	(3,505,287)	(681,068)	(1,079,487)	(887,763)	(881,847)
Adjustments to maintain reserves	70	(17,069)	23	(4,125)	(7)	19	(7)	(6)

Net equity transactions	(1,615,245)	(1,633,857)	(145,735)	(4,327,399)	(725,266)	(249,067)	(838,345)	(940,385)

Net change in contract owners’ equity	2,555,578	2,158,956	25,087,221	8,252,926	(743,763)	1,416,465	(1,086,435)	1,732,874
Contract owners’ equity at beginning of period	15,086,794	12,927,838	43,080,056	34,827,130	8,745,468	7,329,003	13,314,607	11,581,733

Contract owners’ equity at end of period	$17,642,372	15,086,794	68,167,277	43,080,056	8,001,705	8,745,468	12,228,172	13,314,607

CHANGE IN UNITS:
Beginning units	542,567	606,571	1,543,482	1,712,714	326,265	338,667	500,340	539,003
Units purchased	52,530	30,291	116,002	74,334	75,064	94,605	18,902	18,987
Units surrendered	(107,957)	(94,295)	(141,226)	(243,566)	(99,220)	(107,007)	(54,410)	(57,650)

Ending units	487,140	542,567	1,518,258	1,543,482	302,109	326,265	464,832	500,340

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNMO1		NVNSR1		NVOLG1		NVRE1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,582	112,065	1,273	1,741	2,488,042	2,923,871	431,071	531,750
Realized gain (loss) on investments	284,603	224,348	(7,090)	(3,923)	1,829,411	3,092,963	(1,135,355)	(499,794)
Change in unrealized gain (loss) on investments	458,792	2,404,941	9,121	31,257	9,974,154	2,957,530	(1,240,836)	8,139,301
Reinvested capital gains	1,425,087	1,392,831	11,260	21,377	18,809,132	44,233,441	138,145	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,241,064	4,134,185	14,564	50,452	33,100,739	53,207,805	(1,806,975)	8,171,257

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	377,099	517,369	10,703	10,926	4,559,948	4,399,348	836,049	903,033
Transfers between funds	(402,375)	45,140	(33,526)	(14,410)	(2,421,795)	(2,118,699)	690,183	1,939,566
Surrenders (notes 2, 3, 4, 5 and 6)	(1,458,213)	(1,271,338)	(27,945)	(38,472)	(14,479,175)	(15,822,073)	(2,457,049)	(5,602,055)
Adjustments to maintain reserves	(24)	21	(12)	8	(538)	(14,180)	10	32

Net equity transactions	(1,483,513)	(708,808)	(50,780)	(41,948)	(12,341,560)	(13,555,604)	(930,807)	(2,759,424)

Net change in contract owners’ equity	757,551	3,425,377	(36,216)	8,504	20,759,179	39,652,201	(2,737,782)	5,411,833
Contract owners’ equity at beginning of period	18,504,708	15,079,331	215,301	206,797	186,532,170	146,879,969	32,551,143	27,139,310

Contract owners’ equity at end of period	$19,262,259	18,504,708	179,085	215,301	207,291,349	186,532,170	29,813,361	32,551,143

CHANGE IN UNITS:
Beginning units	744,674	777,174	8,372	10,147	4,099,182	4,451,457	1,372,936	1,473,675
Units purchased	21,704	33,494	822	730	185,573	146,400	99,027	136,705
Units surrendered	(83,717)	(65,994)	(3,050)	(2,505)	(419,062)	(498,675)	(153,976)	(237,444)

Ending units	682,661	744,674	6,144	8,372	3,865,693	4,099,182	1,317,987	1,372,936

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB1		NVSTB2		NVTIV3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,149	10,028	3,397,445	2,404,965	52,051	63,644	12,733	26,029
Realized gain (loss) on investments	(64,530)	(31,402)	947,566	(64,843)	4,759	(6,713)	(47,967)	(8,355)
Change in unrealized gain (loss) on investments	264,489	(122,145)	6,065	1,637,427	29,152	49,635	62,618	12,923
Reinvested capital gains	55,242	390,059	-	-	-	-	-	93,961

Net increase (decrease) in contract owners’ equity resulting from operations	266,350	246,540	4,351,076	3,977,549	85,962	106,566	27,384	124,558

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	77,702	29,097	216,687	1,588,282	294,529	114,364	14,555	24,541
Transfers between funds	131,439	(28,356)	(70,529,302)	19,556,208	468,450	316,469	(223,804)	(26,110)
Surrenders (notes 2, 3, 4, 5 and 6)	(31,050)	(149,068)	(4,758,602)	(2,985,687)	(552,485)	(280,643)	(75,766)	(40,740)
Adjustments to maintain reserves	11	(8)	(6,762)	6,814	4	1	5	(8)

Net equity transactions	178,102	(148,335)	(75,077,979)	18,165,617	210,498	150,191	(285,010)	(42,317)

Net change in contract owners’ equity	444,452	98,205	(70,726,903)	22,143,166	296,460	256,757	(257,626)	82,241
Contract owners’ equity at beginning of period	1,113,172	1,014,967	102,835,231	80,692,065	2,941,158	2,684,401	1,094,990	1,012,749

Contract owners’ equity at end of period	$1,557,624	1,113,172	32,108,328	102,835,231	3,237,618	2,941,158	837,364	1,094,990

CHANGE IN UNITS:
Beginning units	57,737	65,783	8,069,491	6,606,604	234,739	223,003	60,476	62,918
Units purchased	12,779	2,080	132,014	2,734,573	60,617	36,763	1,176	1,854
Units surrendered	(2,613)	(10,126)	(5,747,968)	(1,271,686)	(44,072)	(25,027)	(17,683)	(4,296)

Ending units	67,903	57,737	2,453,537	8,069,491	251,284	234,739	43,969	60,476

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SAM		SAM5		SCF		SCGF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$102,816	732,482	176,094	3,893,762	(20,161)	(5,569)	(18,326)	(16,752)
Realized gain (loss) on investments	-	-	-	-	(3,247,065)	(617,034)	(42,131)	(499,473)
Change in unrealized gain (loss) on investments	-	-	-	-	10,469,700	5,413,096	6,829,915	1,283,550
Reinvested capital gains	-	-	-	-	1,683,638	4,894,419	3,545,415	6,434,502

Net increase (decrease) in contract owners’ equity resulting from operations	102,816	732,482	176,094	3,893,762	8,886,112	9,684,912	10,314,873	7,201,827

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,479,403	3,357,170	45,559,035	72,150,874	761,450	814,315	935,675	585,717
Transfers between funds	5,211,486	14,614,367	(11,776,647)	36,397,565	(2,167,601)	(2,327,358)	(2,043,890)	(836,374)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,919,451)	(19,997,044)	(32,005,043)	(71,765,534)	(2,298,749)	(3,482,511)	(1,480,174)	(1,468,784)
Adjustments to maintain reserves	(410)	(2,183)	453	(700)	544	635	68	6

Net equity transactions	(5,228,972)	(2,027,690)	1,777,798	36,782,205	(3,704,356)	(4,994,919)	(2,588,321)	(1,719,435)

Net change in contract owners’ equity	(5,126,156)	(1,295,208)	1,953,892	40,675,967	5,181,756	4,689,993	7,726,552	5,482,392
Contract owners’ equity at beginning of period	43,621,222	44,916,430	223,665,269	182,989,302	44,132,344	39,442,351	26,525,233	21,042,841

Contract owners’ equity at end of period	$38,495,066	43,621,222	225,619,161	223,665,269	49,314,100	44,132,344	34,251,785	26,525,233

CHANGE IN UNITS:
Beginning units	2,945,259	3,087,242	18,952,580	15,777,823	795,273	916,577	578,711	622,751
Units purchased	691,318	1,304,225	8,469,222	12,042,651	36,527	45,940	44,396	36,601
Units surrendered	(1,044,031)	(1,446,208)	(8,298,959)	(8,867,894)	(119,338)	(167,244)	(92,350)	(80,641)

Ending units	2,592,546	2,945,259	19,122,843	18,952,580	712,462	795,273	530,757	578,711

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		TRF		AMCG		AMMCGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,252	370,599	504,059	798,502	(3,856)	(4,532)	-	-
Realized gain (loss) on investments	(5,615,653)	147,610	13,092,184	52,878,470	120,627	147,516	127,234	37,390
Change in unrealized gain (loss) on investments	7,369,812	(5,595,636)	(11,660,660)	(26,741,554)	276,758	274,327	177,084	153,508
Reinvested capital gains	159,995	11,356,217	3,261,012	4,143,699	70,902	126,303	53,499	82,329

Net increase (decrease) in contract owners’ equity resulting from operations	1,927,406	6,278,790	5,196,595	31,079,117	464,431	543,614	357,817	273,227

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	971,429	1,145,175	1,805,718	1,907,070	23,593	5,463	19,583	19,048
Transfers between funds	(339,380)	(841,567)	(32,634,083)	(86,530,285)	(466,407)	92,872	(233,440)	171,769
Surrenders (notes 2, 3, 4, 5 and 6)	(2,059,820)	(3,310,081)	(4,250,105)	(5,016,658)	(175,498)	(461,801)	(202,288)	(72,038)
Adjustments to maintain reserves	(169)	239	2,652	1,835	(8,719)	9,705	(78)	82

Net equity transactions	(1,427,940)	(3,006,234)	(35,075,818)	(89,638,038)	(627,031)	(353,761)	(416,223)	118,861

Net change in contract owners’ equity	499,466	3,272,556	(29,879,223)	(58,558,921)	(162,600)	189,853	(58,406)	392,088
Contract owners’ equity at beginning of period	37,374,355	34,101,799	77,888,080	136,447,001	2,027,969	1,838,116	1,167,896	775,808

Contract owners’ equity at end of period	$37,873,821	37,374,355	48,008,857	77,888,080	1,865,369	2,027,969	1,109,490	1,167,896

CHANGE IN UNITS:
Beginning units	605,244	666,577	2,069,600	4,994,776	58,523	73,877	75,744	66,658
Units purchased	53,903	63,222	56,589	78,711	3,244	11,653	2,082	21,234
Units surrendered	(77,508)	(124,555)	(1,067,790)	(3,003,887)	(21,420)	(27,007)	(26,322)	(12,148)

Ending units	581,639	605,244	1,058,399	2,069,600	40,347	58,523	51,504	75,744

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMRI		AMSRS		AMTB		NOTB3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$280	3,423	13,635	11,749	64,937	57,801	993	953
Realized gain (loss) on investments	(2,439)	(5,770)	236,305	165,041	(9,346)	(4,689)	(211)	(147)
Change in unrealized gain (loss) on investments	124	183,057	(53,172)	232,093	33,192	50,371	1,181	3,762
Reinvested capital gains	-	106,189	95,535	167,389	-	-	639	1,276

Net increase (decrease) in contract owners’ equity resulting from operations	(2,035)	286,899	292,303	576,272	88,783	103,483	2,602	5,844

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,497	3,229	46,254	74,952	73,641	86,393	3,526	3,526
Transfers between funds	(12,518)	(1,619,938)	(737,598)	863,824	88,198	185,787	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(452)	(876,018)	(236,414)	(244,427)	(297,916)	(258,784)	(3,383)	(3,186)
Adjustments to maintain reserves	(2)	13	147	(88)	(79)	73	(4)	5

Net equity transactions	(7,475)	(2,492,714)	(927,611)	694,261	(136,156)	13,469	139	345

Net change in contract owners’ equity	(9,510)	(2,205,815)	(635,308)	1,270,533	(47,373)	116,952	2,741	6,189
Contract owners’ equity at beginning of period	38,226	2,244,041	3,295,233	2,024,700	2,893,560	2,776,608	46,272	40,083

Contract owners’ equity at end of period	$28,716	38,226	2,659,925	3,295,233	2,846,187	2,893,560	49,013	46,272

CHANGE IN UNITS:
Beginning units	1,756	122,620	73,644	56,641	218,350	217,249	3,618	3,588
Units purchased	318	1,185	2,183	45,894	14,892	23,274	280	293
Units surrendered	(724)	(122,049)	(26,366)	(28,891)	(25,645)	(22,173)	(271)	(263)

Ending units	1,350	1,756	49,461	73,644	207,597	218,350	3,627	3,618

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTG3		NOTMG3		PMVAAA		PMVFBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$921	803	1,228	1,131	619,792	407,587	72,778	33,236
Realized gain (loss) on investments	54	394	78	318	(829,352)	496,814	(84,463)	(23,309)
Change in unrealized gain (loss) on investments	1,561	2,583	3,978	4,380	66,099	1,037,494	107,363	102,413
Reinvested capital gains	-	2,869	486	2,310	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,536	6,649	5,770	8,139	(143,461)	1,941,895	95,678	112,340

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,456	2,549	3,561	3,408	265,467	333,645	65,093	37,850
Transfers between funds	-	(13)	84,110	(3,000)	(9,143,002)	(8,412,533)	194,779	(68,695)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,225)	(1,583)	(2,946)	(2,393)	(784,315)	(809,890)	(324,917)	(67,809)
Adjustments to maintain reserves	(7)	2	5	(5)	13	(43)	131	2

Net equity transactions	1,224	955	84,730	(1,990)	(9,661,837)	(8,888,821)	(64,914)	(98,652)

Net change in contract owners’ equity	3,760	7,604	90,500	6,149	(9,805,298)	(6,946,926)	30,764	13,688
Contract owners’ equity at beginning of period	46,251	38,647	57,210	51,061	14,999,803	21,946,729	1,592,948	1,579,260

Contract owners’ equity at end of period	$50,011	46,251	147,710	57,210	5,194,505	14,999,803	1,623,712	1,592,948

CHANGE IN UNITS:
Beginning units	3,493	3,413	4,296	4,454	675,872	1,106,937	114,171	121,129
Units purchased	275	208	6,447	311	33,935	49,071	34,034	45,207
Units surrendered	(176)	(128)	(269)	(469)	(495,427)	(480,136)	(43,391)	(52,165)

Ending units	3,592	3,493	10,474	4,296	214,380	675,872	104,814	114,171

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFHA		PMVGBA		PMVHYA		PMVLDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$21,873	5,632	12,611	9,597	34,194	13,589	397,380	894,694
Realized gain (loss) on investments	3,815	2,412	5,547	(28,462)	(20,205)	5,263	145,589	(67,765)
Change in unrealized gain (loss) on investments	(14,315)	13,654	48,155	42,164	36,887	16,753	548,008	468,050
Reinvested capital gains	-	2,432	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,373	24,130	66,313	23,299	50,876	35,605	1,090,977	1,294,979

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	16,882	10,143	72,227	80,690	1,992	24,000	514,430	435,473
Transfers between funds	(45,065)	(8,472)	10,790	96,767	224,491	372,821	7,528,821	2,280,211
Surrenders (notes 2, 3, 4, 5 and 6)	(8,928)	(12,018)	(12,581)	(8,464)	(10,184)	(5,617)	(2,718,914)	(4,014,775)
Adjustments to maintain reserves	17	3	40	(23)	152	(49)	3,101	454

Net equity transactions	(37,094)	(10,344)	70,476	168,970	216,451	391,155	5,327,438	(1,298,637)

Net change in contract owners’ equity	(25,721)	13,786	136,789	192,269	267,327	426,760	6,418,415	(3,658)
Contract owners’ equity at beginning of period	402,715	388,929	486,599	294,330	601,755	174,995	34,754,394	34,758,052

Contract owners’ equity at end of period	$376,994	402,715	623,388	486,599	869,082	601,755	41,172,809	34,754,394

CHANGE IN UNITS:
Beginning units	36,396	37,522	45,894	29,386	53,595	17,836	2,169,008	2,259,303
Units purchased	15,054	5,751	11,795	17,325	37,268	37,658	732,619	387,849
Units surrendered	(19,127)	(6,877)	(4,173)	(817)	(17,513)	(1,899)	(402,892)	(478,144)

Ending units	32,323	36,396	53,516	45,894	73,350	53,595	2,498,735	2,169,008

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVLGA		PMVRRA		PMVRSA		PMVTRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$200,578	205,492	602,069	715,973	8,391	6,014	1,544,717	1,975,602
Realized gain (loss) on investments	535,797	30,868	1,378,126	151,486	(3,579)	(441)	1,222,867	(42,414)
Change in unrealized gain (loss) on investments	(319,224)	723,789	3,327,696	2,990,607	(3,152)	8,403	2,578,141	3,434,899
Reinvested capital gains	67,562	-	-	-	-	-	885,171	-

Net increase (decrease) in contract owners’ equity resulting from operations	484,713	960,149	5,307,891	3,858,066	1,660	13,976	6,230,896	5,368,087

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	58,718	92,152	485,293	1,016,915	3,029	3,474	2,291,343	3,078,248
Transfers between funds	9,578,736	(11,739,107)	2,549,998	(2,182,828)	11,044	5,787	5,580,392	3,002,205
Surrenders (notes 2, 3, 4, 5 and 6)	(136,340)	(352,187)	(3,407,226)	(4,439,628)	(6,390)	(2,644)	(4,720,303)	(6,503,234)
Adjustments to maintain reserves	1,050	1,047	6,218	(936)	(1)	-	8,680	(1,028)

Net equity transactions	9,502,164	(11,998,095)	(365,717)	(5,606,477)	7,682	6,617	3,160,112	(423,809)

Net change in contract owners’ equity	9,986,877	(11,037,946)	4,942,174	(1,748,411)	9,342	20,593	9,391,008	4,944,278
Contract owners’ equity at beginning of period	8,637,893	19,675,839	47,192,762	48,941,173	140,900	120,307	71,823,226	66,878,948

Contract owners’ equity at end of period	$18,624,770	8,637,893	52,134,936	47,192,762	150,242	140,900	81,214,234	71,823,226

CHANGE IN UNITS:
Beginning units	474,406	1,221,413	2,292,172	2,580,241	22,676	21,575	3,204,002	3,238,199
Units purchased	409,896	12,279	293,085	337,722	2,560	2,250	746,962	1,001,581
Units surrendered	(13,749)	(759,286)	(316,337)	(625,791)	(1,379)	(1,149)	(619,169)	(1,035,778)

Ending units	870,553	474,406	2,268,920	2,292,172	23,857	22,676	3,331,795	3,204,002

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVTIGB		PVTSCB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$24,979	29,266	1,004	2,859	17,113	15,273	7,162	3,032
Realized gain (loss) on investments	6,513	17,288	550,068	189,209	(4,775)	(2,973)	(139,701)	(181,314)
Change in unrealized gain (loss) on investments	(1,792)	205,157	237,299	121,290	102,716	233,874	255,228	253,594
Reinvested capital gains	100,574	125,070	141,971	289,533	-	1,960	-	74,856

Net increase (decrease) in contract owners’ equity resulting from operations	130,274	376,781	930,342	602,891	115,054	248,134	122,689	150,168

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	38,056	26,892	187,484	55,298	20,963	22,832	143,254	123,897
Transfers between funds	121,964	(88,574)	865,962	(420,135)	(44,273)	15,721	25,630	(19,336)
Surrenders (notes 2, 3, 4, 5 and 6)	(92,486)	(104,379)	(268,191)	(212,413)	(109,588)	(53,665)	(26,484)	(86,407)
Adjustments to maintain reserves	10	(1)	(11)	5	5	(1)	7	19

Net equity transactions	67,544	(166,062)	785,244	(577,245)	(132,893)	(15,113)	142,407	18,173

Net change in contract owners’ equity	197,818	210,719	1,715,586	25,646	(17,839)	233,021	265,096	168,341
Contract owners’ equity at beginning of period	1,501,164	1,290,445	1,895,388	1,869,742	1,222,782	989,761	776,045	607,704

Contract owners’ equity at end of period	$1,698,982	1,501,164	3,610,974	1,895,388	1,204,943	1,222,782	1,041,141	776,045

CHANGE IN UNITS:
Beginning units	110,712	124,107	101,955	137,529	45,519	46,112	42,112	40,721
Units purchased	16,956	13,705	52,942	17,533	1,263	1,992	16,503	14,306
Units surrendered	(9,239)	(27,100)	(14,862)	(53,107)	(6,767)	(2,585)	(4,147)	(12,915)

Ending units	118,429	110,712	140,035	101,955	40,015	45,519	54,468	42,112

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROCMC		TRBCGP		TREI2		TRHS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,901)	(8,782)	(182,261)	(158,548)	361,943	424,641	-	-
Realized gain (loss) on investments	(898,414)	69,906	9,456,157	8,461,368	(2,501,150)	(270,704)	933,933	638,021
Change in unrealized gain (loss) on investments	828,780	292,113	19,266,798	13,306,821	1,306,053	3,568,959	1,684,031	1,814,004
Reinvested capital gains	33,085	370,585	4,013,456	2,405,450	433,446	1,428,838	896,572	555,914

Net increase (decrease) in contract owners’ equity resulting from operations	(40,450)	723,822	32,554,150	24,015,091	(399,708)	5,151,734	3,514,536	3,007,939

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(25,582)	77,589	5,072,803	6,685,907	147,801	348,780	607,526	468,882
Transfers between funds	(1,386,885)	(711,414)	(1,815,347)	(7,434,461)	(1,853,820)	(903,024)	1,383,035	(1,479,454)
Surrenders (notes 2, 3, 4, 5 and 6)	(173,358)	(253,172)	(7,071,485)	(7,475,658)	(1,808,300)	(1,194,701)	(1,610,535)	(1,046,388)
Adjustments to maintain reserves	(10)	(63)	(523)	130	84	862	3	(1)

Net equity transactions	(1,585,835)	(887,060)	(3,814,552)	(8,224,082)	(3,514,235)	(1,748,083)	380,029	(2,056,961)

Net change in contract owners’ equity	(1,626,285)	(163,238)	28,739,598	15,791,009	(3,913,943)	3,403,651	3,894,565	950,978
Contract owners’ equity at beginning of period	4,163,533	4,326,771	101,115,679	85,324,670	24,039,343	20,635,692	12,226,008	11,275,030

Contract owners’ equity at end of period	$2,537,248	4,163,533	129,855,277	101,115,679	20,125,400	24,039,343	16,120,573	12,226,008

CHANGE IN UNITS:
Beginning units	114,963	144,169	3,244,814	3,549,101	632,019	683,732	239,216	283,769
Units purchased	16,084	62,613	149,347	729,588	81,863	78,314	31,284	12,748
Units surrendered	(74,480)	(91,819)	(286,620)	(1,033,875)	(189,887)	(130,027)	(26,497)	(57,301)

Ending units	56,567	114,963	3,107,541	3,244,814	523,995	632,019	244,003	239,216

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRLT1		TRMCG2		TRNAG1		TRPSB1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$466,039	519,778	(68,133)	(67,935)	(102,729)	117,015	104,629	161,251
Realized gain (loss) on investments	993,787	(19,603)	402,860	(104,377)	6,907,981	1,345,658	(236,974)	(209,197)
Change in unrealized gain (loss) on investments	(175,716)	444,239	3,852,026	5,367,195	6,126,639	9,659,062	685,674	1,474,788
Reinvested capital gains	-	-	2,341,247	2,263,095	11,578,313	3,641,720	293,281	229,757

Net increase (decrease) in contract owners’ equity resulting from operations	1,284,110	944,414	6,528,000	7,457,978	24,510,204	14,763,455	846,610	1,656,599

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,221,229	3,032,331	(54,795)	448	1,800,997	2,083,483	589,534	347,158
Transfers between funds	(9,400,206)	1,909,756	(1,581,588)	786,727	(1,618,506)	(138,170)	(588,048)	(601,112)
Surrenders (notes 2, 3, 4, 5 and 6)	(8,693,832)	(912,051)	(879,554)	(307,506)	(5,025,328)	(3,222,534)	(601,914)	(1,383,644)
Adjustments to maintain reserves	3,170	(217)	151	(126)	97	189	5	(8)

Net equity transactions	(15,869,639)	4,029,819	(2,515,786)	479,543	(4,842,740)	(1,277,032)	(600,423)	(1,637,606)

Net change in contract owners’ equity	(14,585,529)	4,974,233	4,012,214	7,937,521	19,667,464	13,486,423	246,187	18,993
Contract owners’ equity at beginning of period	27,582,145	22,607,912	32,234,125	24,296,604	57,464,928	43,978,505	9,060,881	9,041,888

Contract owners’ equity at end of period	$12,996,616	27,582,145	36,246,339	32,234,125	77,132,392	57,464,928	9,307,068	9,060,881

CHANGE IN UNITS:
Beginning units	2,482,744	2,121,125	407,648	402,726	1,133,445	1,173,553	398,214	480,068
Units purchased	757,102	842,321	10,006	73,244	119,332	283,777	69,975	230,400
Units surrendered	(2,122,415)	(480,702)	(45,708)	(68,322)	(199,216)	(323,885)	(110,929)	(312,254)

Ending units	1,117,431	2,482,744	371,946	407,648	1,053,561	1,133,445	357,260	398,214

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWEM		VWHA		VVB		VVCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$194,875	42,204	106,598	(22,478)	300,990	257,955	212,284	164,231
Realized gain (loss) on investments	197,551	77,634	(2,355,464)	(1,635,307)	68,906	26,078	1,129,408	841,928
Change in unrealized gain (loss) on investments	823,117	2,436,270	5,181,247	3,930,325	659,327	1,300,668	615,843	2,683,593
Reinvested capital gains	304,582	256,173	-	-	397,482	563,628	527,865	493,983

Net increase (decrease) in contract owners’ equity resulting from operations	1,520,125	2,812,281	2,932,381	2,272,540	1,426,705	2,148,329	2,485,400	4,183,735

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	189,364	244,145	713,449	1,107,324	72,037	1,773	2,935	4,728
Transfers between funds	(717,846)	(291,925)	(1,257,952)	(6,968,303)	1,299,731	632,717	(1,916,187)	687,344
Surrenders (notes 2, 3, 4, 5 and 6)	(727,829)	(1,225,685)	(1,346,773)	(1,237,698)	(852,586)	(716,609)	(1,012,250)	(1,185,470)
Adjustments to maintain reserves	94	39	62	7	47	19	30	17

Net equity transactions	(1,256,217)	(1,273,426)	(1,891,214)	(7,098,670)	519,229	(82,100)	(2,925,472)	(493,381)

Net change in contract owners’ equity	263,908	1,538,855	1,041,167	(4,826,130)	1,945,934	2,066,229	(440,072)	3,690,354
Contract owners’ equity at beginning of period	11,270,070	9,731,215	15,250,927	20,077,057	11,921,228	9,854,999	19,763,411	16,073,057

Contract owners’ equity at end of period	$11,533,978	11,270,070	16,292,094	15,250,927	13,867,162	11,921,228	19,323,339	19,763,411

CHANGE IN UNITS:
Beginning units	217,323	244,574	539,484	785,577	496,895	502,080	1,124,585	1,154,543
Units purchased	10,764	17,764	102,309	84,038	59,638	25,915	-	41,390
Units surrendered	(37,378)	(45,015)	(162,632)	(330,131)	(33,562)	(31,100)	(186,649)	(71,348)

Ending units	190,709	217,323	479,161	539,484	522,971	496,895	937,936	1,124,585

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVDV		VVEI		VVEIX		VVHGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	333,571	1,214	-	151	-	959,184	1,166,455
Realized gain (loss) on investments	-	(555,923)	(4,656)	-	850	-	1,011,956	94,132
Change in unrealized gain (loss) on investments	-	1,216,271	24,165	-	25,435	-	1,434,608	2,726,320
Reinvested capital gains	-	687,054	1,275	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,680,973	21,998	-	26,436	-	3,405,748	3,986,907

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	883	2,080	41,746	-	1,544	-	8,796	2,959
Transfers between funds	13,531	(12,546,166)	105,192	-	77,408	-	11,972,112	14,663,063
Surrenders (notes 2, 3, 4, 5 and 6)	(14,415)	(106,463)	(3,015)	-	(954)	-	(2,889,465)	(3,142,129)
Adjustments to maintain reserves	1	18	-	-	(5)	-	45	23

Net equity transactions	-	(12,650,531)	143,923	-	77,993	-	9,091,488	11,523,916

Net change in contract owners’ equity	-	(10,969,558)	165,921	-	104,429	-	12,497,236	15,510,823
Contract owners’ equity at beginning of period	-	10,969,558	-	-	-	-	49,299,409	33,788,586

Contract owners’ equity at end of period	$-	-	165,921	-	104,429	-	61,796,645	49,299,409

CHANGE IN UNITS:
Beginning units	-	639,958	-	-	-	-	3,770,243	2,802,309
Units purchased	696	143	15,148	-	8,113	-	838,620	1,210,810
Units surrendered	(696)	(640,101)	(308)	-	(82)	-	(206,986)	(242,876)

Ending units	-	-	14,840	-	8,031	-	4,401,877	3,770,243

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVI		VVMCI		VVREI		VVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$134,601	133,345	367,986	349,967	66,923	64,736	31,979	25,092
Realized gain (loss) on investments	969,250	463,167	448,773	460,427	129,969	91,849	(129,989)	107,287
Change in unrealized gain (loss) on investments	5,338,619	2,091,066	2,612,180	4,245,351	(177,173)	348,672	1,136,011	779,682
Reinvested capital gains	296,680	341,596	1,579,028	2,098,579	45,343	126,595	667,934	902,252

Net increase (decrease) in contract owners’ equity resulting from operations	6,739,150	3,029,174	5,007,967	7,154,324	65,062	631,852	1,705,935	1,814,313

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	142,605	3,344	327,585	9,960	3,468	1,460	34,936	3,749
Transfers between funds	(1,561)	(875,637)	(2,373,515)	(1,804,959)	679,819	(327,401)	(541,385)	11,696
Surrenders (notes 2, 3, 4, 5 and 6)	(788,271)	(731,743)	(1,604,263)	(1,751,573)	(245,980)	(165,467)	(442,863)	(477,443)
Adjustments to maintain reserves	21	11	85	1	(2)	12	40	(13)

Net equity transactions	(647,206)	(1,604,025)	(3,650,108)	(3,546,571)	437,305	(491,396)	(949,272)	(462,011)

Net change in contract owners’ equity	6,091,944	1,425,149	1,357,859	3,607,753	502,367	140,456	756,663	1,352,302
Contract owners’ equity at beginning of period	12,160,075	10,734,926	27,746,660	24,138,907	2,457,561	2,317,105	7,775,653	6,423,351

Contract owners’ equity at end of period	$18,252,019	12,160,075	29,104,519	27,746,660	2,959,928	2,457,561	8,532,316	7,775,653

CHANGE IN UNITS:
Beginning units	684,174	790,875	1,017,241	1,155,762	100,637	121,963	278,570	294,192
Units purchased	9,067	-	11,220	-	37,730	-	2,434	2,236
Units surrendered	(40,452)	(106,701)	(123,166)	(138,521)	(10,833)	(21,326)	(32,385)	(17,858)

Ending units	652,789	684,174	905,295	1,017,241	127,534	100,637	248,619	278,570

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVSTC		VVTISI		VRVDRI		SVDF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32	-	334,355	280,868	27,021	15,140	(17,603)	(17,118)
Realized gain (loss) on investments	46	-	424,655	347,170	(444,256)	1,726	825,915	56,459
Change in unrealized gain (loss) on investments	773	-	1,678,705	2,228,861	500,156	(109,325)	9,575,170	3,793,985
Reinvested capital gains	-	-	104,533	1,805	47,824	88,834	1,952,725	1,967,143

Net increase (decrease) in contract owners’ equity resulting from operations	851	-	2,542,248	2,858,704	130,745	(3,625)	12,336,207	5,800,469

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,358	-	518	526	89,600	4,454	913,405	415,579
Transfers between funds	22,234	-	2,325,323	3,612,204	1,422,903	989,075	74,618	52,963
Surrenders (notes 2, 3, 4, 5 and 6)	(453)	-	(816,464)	(1,000,018)	(40,827)	(18,915)	(836,920)	(1,428,893)
Adjustments to maintain reserves	1	-	48	-	11	3	54	(27)

Net equity transactions	23,140	-	1,509,425	2,612,712	1,471,687	974,617	151,157	(960,378)

Net change in contract owners’ equity	23,991	-	4,051,673	5,471,416	1,602,432	970,992	12,487,364	4,840,091
Contract owners’ equity at beginning of period	-	-	15,883,704	10,412,288	970,992	-	20,125,583	15,285,492

Contract owners’ equity at end of period	$23,991	-	19,935,377	15,883,704	2,573,424	970,992	32,612,947	20,125,583

CHANGE IN UNITS:
Beginning units	-	-	1,386,663	1,102,651	89,155	-	647,369	683,178
Units purchased	1,622	-	252,930	375,011	192,550	90,933	63,214	64,007
Units surrendered	(30)	-	(70,979)	(90,999)	(41,940)	(1,778)	(65,849)	(99,816)

Ending units	1,592	-	1,568,614	1,386,663	239,765	89,155	644,734	647,369

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVOF		WFVSCG		DVIV		IVKMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,303	3,766	(10,783)	(10,339)	119,911	68,364	(225)	(747)
Realized gain (loss) on investments	(219,322)	(40,498)	93,231	387,561	(494,384)	(29,920)	(1,120,793)	(58,385)
Change in unrealized gain (loss) on investments	1,072,764	1,091,017	3,295,113	28,801	(395,652)	666,554	(57,507)	532,629
Reinvested capital gains	547,845	800,351	440,668	1,197,062	-	-	985,439	511,498

Net increase (decrease) in contract owners’ equity resulting from operations	1,416,590	1,854,636	3,818,229	1,603,085	(770,125)	704,998	(193,086)	984,995

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(150,424)	27,118	338,815	80,920	10,278	8,442	37,330	77,728
Transfers between funds	(439,911)	251,855	(426,535)	(1,072,119)	(2,911,111)	(271,126)	(3,254,376)	(2,554)
Surrenders (notes 2, 3, 4, 5 and 6)	(121,444)	(164,272)	(400,884)	(602,096)	(32,712)	(114,187)	(155,761)	(556,829)
Adjustments to maintain reserves	22	38	(29)	9	(17)	20	(7)	4

Net equity transactions	(711,757)	114,739	(488,633)	(1,593,286)	(2,933,562)	(376,851)	(3,372,814)	(481,651)

Net change in contract owners’ equity	704,833	1,969,375	3,329,596	9,799	(3,703,687)	328,147	(3,565,900)	503,344
Contract owners’ equity at beginning of period	7,744,811	5,775,436	6,799,161	6,789,362	3,703,687	3,375,540	3,565,900	3,062,556

Contract owners’ equity at end of period	$8,449,644	7,744,811	10,128,757	6,799,161	-	3,703,687	-	3,565,900

CHANGE IN UNITS:
Beginning units	201,520	197,765	251,278	312,243	156,626	176,384	154,966	178,780
Units purchased	15,606	40,101	29,311	12,685	23,509	70,091	2,215	8,911
Units surrendered	(34,944)	(36,346)	(43,498)	(73,650)	(180,135)	(89,849)	(157,181)	(32,725)

Ending units	182,182	201,520	237,091	251,278	-	156,626	-	154,966

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIVI		NVMLV1		NVLCA2		NVLCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$426,607	1,182,190	216,587	3,964,604	-	-	522	2,384
Realized gain (loss) on investments	(2,576,823)	(70,699)	(12,569,993)	(335,076)	506	-	(130)	5,966
Change in unrealized gain (loss) on investments	1,416,446	(548,006)	4,246,355	(840,318)	-	-	(6,762)	16,393
Reinvested capital gains	-	210,168	5,966,559	1,359,362	-	-	1,856	2,794

Net increase (decrease) in contract owners’ equity resulting from operations	(733,770)	773,653	(2,140,492)	4,148,572	506	-	(4,514)	27,537

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	122,538	152,931	263,670	336,203	-	-	3,485	820
Transfers between funds	(4,385,718)	119,101	(17,160,840)	(1,736,895)	(500)	-	(142,855)	4,766
Surrenders (notes 2, 3, 4, 5 and 6)	(322,007)	(435,073)	(352,503)	(821,201)	(5)	-	(4,489)	(25,361)
Adjustments to maintain reserves	(3)	11	94	(103)	(1)	-	(1)	2

Net equity transactions	(4,585,190)	(163,030)	(17,249,579)	(2,221,996)	(506)	-	(143,860)	(19,773)

Net change in contract owners’ equity	(5,318,960)	610,623	(19,390,071)	1,926,576	-	-	(148,374)	7,764
Contract owners’ equity at beginning of period	5,318,960	4,708,337	19,390,071	17,463,495	-	-	148,374	140,610

Contract owners’ equity at end of period	$-	5,318,960	-	19,390,071	-	-	-	148,374

CHANGE IN UNITS:
Beginning units	236,586	244,083	821,925	926,784	-	-	9,118	10,360
Units purchased	13,547	17,114	16,007	43,025	-	-	229	766
Units surrendered	(250,133)	(24,611)	(837,932)	(147,884)	-	-	(9,347)	(2,008)

Ending units	-	236,586	-	821,925	-	-	-	9,118

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLMP		AMGP		AMTP
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$574	1,488	-	1,529	-	9,093
Realized gain (loss) on investments	(4,807)	329	-	(166,593)	-	(91,191)
Change in unrealized gain (loss) on investments	(2,132)	5,770	-	69,203	-	24,509
Reinvested capital gains	6,127	1,636	-	184,669	-	100,671

Net increase (decrease) in contract owners’ equity resulting from operations	(238)	9,223	-	88,808	-	43,082

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,664	30,250	-	39	-	2,151
Transfers between funds	(89,205)	37,527	-	(534,269)	-	(365,894)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,450)	(25,874)	-	(2,484)	-	(2,701)
Adjustments to maintain reserves	-	(5)	-	(166)	-	597

Net equity transactions	(86,991)	41,898	-	(536,880)	-	(365,847)

Net change in contract owners’ equity	(87,229)	51,121	-	(448,072)	-	(322,765)
Contract owners’ equity at beginning of period	87,229	36,108	-	448,072	-	322,765

Contract owners’ equity at end of period	$-	87,229	-	-	-	-

CHANGE IN UNITS:
Beginning units	5,726	2,790	-	16,218	-	11,004
Units purchased	556	4,818	-	1,255	-	3,750
Units surrendered	(6,282)	(1,882)	-	(17,473)	-	(14,754)

Ending units	-	5,726	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life, Corporate, and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Bond Fund: Class 2 (AMVBD2)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)*

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)*

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)*

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A (BISCI)*

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)*

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)*

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)*

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)*

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)*

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)*

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)*

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)*

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)*

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)*

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)*

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)*

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)*

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)*

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)*

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)	11/16/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	9/4/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	8/26/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)	6/29/2020
Vanguard VIF Equity Index (VVEIX)	5/15/2020
NVIT DFA Capital Appreciation II (NVLCA2)	5/11/2020
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)	5/1/2020
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)	3/2/2020
Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)	2/11/2020
DFA VA International Value (DFVIV)	1/16/2020
Vanguard VIF Equity Income (VVEI)	1/16/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	9/18/2019
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)	9/13/2019
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)	9/13/2019
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)	9/13/2019
DFA VA U.S. Large Value (DFVULV)	7/10/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	7/8/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	7/8/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	7/5/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	7/5/2019
Goldman Sachs VIT Multi-Strat Alts Svc (GVMSAS)	4/1/2019
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)	1/17/2019
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)	1/7/2019
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		8/6/2020
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLCAP	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	NVDCAP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P	10/23/2020
NVLMP	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	NVIDMP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
AMVGB2	American Funds Insurance Series(R) - Capital World Bond Fund: Class 2	American Funds Insurance Series(R) - Global Bond Fund: Class 2	5/1/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FVU2	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	5/1/2020
FVUS2	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	Federated Insurance Series - Federated Fund for U.S. Government Securities II	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAEI	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	Janus Henderson VIT Enterprise Portfolio: Institutional Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
JAMVS	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares	Janus Henderson VIT Mid Cap Value Portfolio: Service Shares	5/1/2020
NCPG	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I	5/1/2020
NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I	5/1/2020
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I	5/1/2020
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	5/1/2020
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I	5/1/2020
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I	5/1/2020
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I	5/1/2020
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Policy Charges
Mortality and Expense Risk Charge/Variable Account Asset Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% - 1.25% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.0% - 12% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	3.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.01 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$5 - $10 per policy, per month
Administrative/Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Tax Expense Charge	$0.42 per $1,000 of cash value
Administrative Expense Charge	$0.25 per $1,000 of cash value
Surrender Charge - assessed through a surrender of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount; for single premium policies 0.00% - 10.00% of premium
Policy Loan Interest Charge - assessed through a surrender of units	2% - 6% of an outstanding policy loan
Partial Surrender Fees - assessed through a surrender of units	$0.00 - $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk; or $1.946 per $1,000 of the rider’s specified amount
Estate Protection Rider Charge	$0.01 - $83.33 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Policy Guard/Overloan Lapse Protection Rider Charge	$1.50 - $157.00 per $1,000 of the policy’s cash value at the time the rider is invoked
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Additional Protection Rider Charge/Supplemental Insurance Rider Charge	$0.01 - $125.00 per $1,000 of the rider’s death benefit
Cost of Insurance Charge	$0.01-$125.00
Variable Account Asset Charge	0.16% - 1.25%
Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $12.02 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Waiver of Monthly Deductions Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were $8,308,916 and $10,845,193, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(a) Modified Single Premium Policies (MSP)

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the subaccounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the subaccounts as reimbursement for taxes imposed by federal, state and local governments. These charges are assessed monthly against each policy by liquidating units.

(b) Flexible Premium and Variable Executive Life Policies (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units. For Choice Life ProtectionSM policies and Best of America® ProtectionSM policies, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Survivorship Life Policies (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship policies, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(d) Corporate Policies (LSFP)

For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Separate Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policies by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policy by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Separate Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each policy by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $48,732,969 and $50,620,793, respectively, and total transfers from the Separate Account to the fixed account were $59,260,515 and $79,042,106, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$6,233,810,008	$-	$-	$6,233,810,008

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$1,950	$6,522
ALVGIA	9,139,598	10,937,058
ALVIVA	483,287	368,924
ALVIVB	47,860	74,103
ALVSVA	3,486,177	2,734,319
ACVCA	913,500	1,117,359
ACVI	658,604	1,009,295
ACVIG	2,579,708	3,705,816
ACVIP1	14,503,897	13,715,666
ACVIP2	829,472	1,543,606
ACVMV1	2,767,733	4,743,597
ACVV	5,989,886	15,539,473
AMVAA2	4,302,776	5,704,156
AMVBD2	2,598,533	16,079,385
AMVGB2	3,236,865	415,633
AMVGI2	1,120,620	79,422
AMVGR2	10,218,695	10,069,832
AMVGS2	1,187,352	1,509,220
AMVI2	7,266,010	8,850,187
AMVNW2	40,177,163	1,771,460
PIHYB1	2,429,677	1,882,476
BRVHYI	8,670,819	7,869,151
MLVGA2	1,765,359	1,661,407
MLVLC2	164,576	955,932
DCAP	4,036,057	4,514,614
DSC	165,965	242,710
DSIF	240,246,520	160,789,111
DSRG	527,157	993,458
DVMCS	1,031,144	1,646,598
DVSCS	80,098,773	48,852,793
CVSPIP	801,238	1,793,704
SASP5I	84,813,373	13,917,202
DAVVL	1,627,028	1,956,837
DWVEMS	1,267,316	1,499,855
DWVSVS	6,584,526	6,460,156
DFVGMI	74,155	14,105
DFVIPS	3,504,812	549,982
DFVIS	19,752	127
DFVIV	46,608	989
DFVULV	1,554,174	2,185,004
DFVUTV	323,921	680,333
DSGIBA	65,285	32,628
SVSLVB	167,305	166,864
SVSSVB	29,845	83,891
ETVFR	5,808,738	5,458,341
FQB	1,139,050	1,843,001
FVU2	164,146	104,216
FVUS2	3,103,935	1,302,022
FCS	11,051,979	12,662,452
FEIS	6,528,756	6,277,310
FEMS	6,502,813	3,652,347
FF05S	420,254	248,597
FF10S	1,647,215	505,017
FF15S	5,787,334	5,793,190
FF20S	8,942,803	11,135,550

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FF25S	9,500,114	8,764,601
FF30S	13,578,080	7,210,859
FF35S	4,219,219	2,024,512
FF40S	7,863,019	5,404,932
FF45S	1,131,559	836,853
FF50S	2,069,884	1,156,493
FF55S	112,423	90,395
FF60S	330,644	21,541
FFINS	947,947	827,096
FGOS	43,032	21,117
FGS	35,633,276	25,930,782
FHIS	1,368,579	3,025,498
FIGBS	44,409,986	49,087,337
FIP	2,463,298	77,878,420
FMCS	2,993,075	9,077,597
FMMP	10,974,093	16,708,927
FNRS2	669,366	744,165
FOS	1,283,243	2,017,862
FRESS	1,697,419	923,394
FVMIS	172,976	1,430
FVSS	503,058	1,578,837
FTVDM2	534,559	652,288
FTVFA2	169,030	98,866
FTVGB1	7,536,083	9,884,345
FTVGI2	1,020,888	703,810
FTVIS2	447,236	1,133,240
FTVMD2	564,043	917,228
FTVRDI	2,254,731	3,001,044
FTVSV2	2,392,683	3,011,041
FTVSVI	1,155,373	1,280,637
TIF	24,902	38,245
TIF2	3,153,637	4,512,858
GVCSE	474,016	416,044
GVGMNS	26,407	57,989
GVGOPS	808,970	514,397
GVMCE	4,119,348	5,561,343
GVMSAS	5,834	767
RVARS	271,530	88,279
ACEG	1,193,578	297,341
ACGI	1,386,909	3,664,094
AVBVI	-	37,977
AVHY1	1,314,318	1,632,448
AVIE	8,573,509	8,042,805
AVMCCI	171,666	174,453
AVSCE	205,445	235,460
IVBRA1	268,738	321,429
OVAG	8,165,545	4,009,789
OVGI	5,275,313	3,791,262
OVGR	3,596,610	1,920,153
OVGS	11,328,197	18,454,062
OVIG	5,466,896	4,669,654
OVSB	2,151,112	2,711,111
OVSC	1,481,763	1,826,364
WRASP	822,074	945,546
WRGP	1,812,172	1,758,559
WRHIP	5,659,847	7,543,915
WRMCG	2,573,418	3,097,956
WRRESP	3,131,057	3,762,144
WRSTP	6,176,221	7,241,035
JPMMV1	15,231,145	12,918,858

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

JPSCE1	369,659	443,455
JABS	9,422,602	8,120,656
JACAS	9,461,993	11,160,850
JAEI	384,392	535,175
JAFBS	4,198,862	4,469,027
JAGTS	12,113,066	8,352,792
JAIGS	1,329,498	2,204,281
JAMGS	13,831,839	10,498,673
JAMVS	37,517	57,376
LZREMS	4,999,888	6,758,788
SBVSG	9,809,734	8,774,534
BNCAI	1,917,451	3,015,858
LOVBD	1,003,537	990,056
LOVMCV	1,018	10,254
LOVSDC	10,654,150	7,914,827
LOVTRC	13,656,196	8,371,714
MNVFRS	43,983	77
MMCGSC	1,470,803	512,190
MNDIC	828,047	430,326
MNDSC	2,036,984	33,101
MV2IGI	963,036	960,192
MV2RIS	35,904,616	25,717,976
MV3MVI	14,620	36
MV3MVS	1,268,249	12,945
MVBRES	856,374	1,642,807
MVFIC	1,221,780	1,603,173
MVFSC	32,782,883	20,773,276
MVIGIC	155,972	16,653
MVIVSC	15,209,263	18,872,172
MVRBSS	3,112,882	881,480
MSEM	1,722,872	2,013,394
MSVEG	4,706,498	2,281,789
MSVFI	906,487	646,708
MSVMG	3,048,663	3,185,025
MSVRE	1,729,538	5,011,552
VKVGR2	2,770,240	2,857,455
DTRTFB	32,689	15,853
EIF	2,118,527	1,775,211
GBF	21,252,157	47,635,288
GEM	1,697,305	3,249,510
GIG	2,156,977	4,496,741
GVAAA2	2,715,968	3,961,910
GVABD2	804,887	679,324
GVAGG2	1,284,282	1,530,538
GVAGI2	824,377	757,537
GVAGR2	3,462,369	1,808,108
GVDMA	14,311,351	9,664,501
GVDMC	12,170,620	12,195,585
GVEX1	3,711,738	1,597,788
GVIDA	7,056,964	6,628,543
GVIDC	9,779,372	8,149,202
GVIDM	12,808,304	9,180,585
GVIX2	1,228,236	497,185
HIBF	3,236,960	4,746,135
IDPG	951	5,629
IDPGI	837	375
MCIF	21,528,513	22,815,716
MSBF	1,730,832	2,292,354
NCPG	73,998	108,248
NCPGI	18,989	5,121

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NJMMA2	75,204	21,843
NJMMAY	752,109	2,568
NVAMV1	1,775,246	5,799,681
NVAMVX	17,747,226	228,888
NVBX	93,528,094	31,828,247
NVCBD1	1,668,251	659,477
NVCCA1	1,550,176	1,494,655
NVCCN1	3,114,508	2,054,894
NVCMA1	431,937	498,896
NVCMC1	1,375,052	1,023,431
NVCMD1	1,089,188	582,577
NVCRA1	1,054,676	1,192,588
NVCRB1	2,063,319	2,662,873
NVDBL2	249,408	125,093
NVDCA2	56,403	94,664
NVDCAP	148,211	255
NVFIII	196,779	73,494
NVGEII	34,225	19,840
NVIDMP	1,013,916	-
NVIE6	1,774	4,166
NVIX	14,033,509	12,420,583
NVLCP1	585,923	456,832
NVMIG1	6,074,469	1,727,976
NVMIVX	4,609,504	331,681
NVMLG1	9,278,848	3,421,003
NVMMG1	11,315,966	4,746,788
NVMMV1	3,706,808	4,282,433
NVMMV2	421,760	1,035,263
NVNMO1	1,588,074	1,573,894
NVNSR1	22,959	61,194
NVOLG1	23,300,488	14,344,847
NVRE1	4,094,838	4,456,439
NVSIX2	337,414	92,931
NVSTB1	94,693,722	166,367,495
NVSTB2	996,849	734,303
NVTIV3	38,911	311,194
SAM	18,607,649	23,733,397
SAM5	197,597,979	195,644,540
SCF	3,285,056	5,326,478
SCGF	6,529,941	5,591,243
SCVF	3,729,809	4,984,333
TRF	3,943,185	35,256,585
AMCG	503,366	1,054,722
AMMCGS	96,555	459,201
AMRI	9,353	16,546
AMSRS	125,110	943,697
AMTB	411,009	482,149
NOTB3	5,158	3,383
NOTG3	4,319	2,167
NOTMG3	88,881	2,442
PMVAAA	4,086,568	13,128,626
PMVFBA	899,017	891,284
PMVFHA	254,181	269,420
PMVGBA	441,135	358,087
PMVHYA	690,108	439,616
PMVLDA	24,409,820	18,688,101
PMVLGA	13,071,714	3,302,460
PMVRRA	26,468,429	26,238,294
PMVRSA	24,666	8,592
PMVTRA	31,732,356	26,151,036

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

PVEIB	384,906	191,819
PVGOB	2,970,924	2,042,695
PVTIGB	108,083	223,868
PVTSCB	540,069	390,507
ROCMC	826,208	2,382,848
TRBCGP	36,047,029	36,029,863
TREI2	6,331,048	9,049,978
TRHS2	5,038,080	3,761,481
TRLT1	22,023,329	37,428,254
TRMCG2	8,733,044	8,975,869
TRNAG1	29,562,238	22,929,491
TRPSB1	5,044,808	5,247,325
VWEM	859,531	1,616,385
VWHA	4,827,265	6,611,944
VVB	2,487,537	1,269,882
VVCG	1,864,966	4,050,319
VVEI	164,517	18,106
VVEIX	85,359	7,211
VVHGB	23,713,767	13,663,142
VVI	2,600,351	2,816,297
VVMCI	3,937,921	5,641,100
VVREI	1,121,370	571,797
VVSCG	1,873,235	2,122,634
VVSTC	24,704	1,533
VVTISI	5,827,228	3,878,963
VRVDRI	3,292,295	1,745,776
SVDF	6,355,642	4,269,416
SVOF	981,268	1,129,898
WFVSCG	2,627,236	2,685,956

	$2,003,778,648	$1,863,359,859

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020	0.00%			1,451	$15.93			$23,119	1.74%	5.02%
2019	0.00%			1,774	15.17			26,914	2.15%	15.51%
2018	0.00%			1,666	13.13			21,881	1.80%	-7.07%
2017	0.00%			1,959	14.13			27,685	1.97%	14.67%
2016	0.00%			2,379	12.32			29,320	0.53%	3.59%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2020	0.00%	to	0.25%	577,227	46.41	to	44.34	25,991,257	1.57%	2.72%	to	2.46%
2019	0.00%	to	0.25%	670,740	45.18	to	43.27	29,343,082	1.24%	23.91%	to	23.60%
2018	0.00%	to	0.25%	613,461	36.46	to	35.01	21,706,547	1.01%	-5.61%	to	-5.84%
2017	0.00%	to	0.25%	618,577	38.63	to	37.18	23,253,399	1.31%	18.92%	to	18.63%
2016	0.00%	to	0.25%	781,559	32.48	to	31.34	24,692,434	1.00%	11.30%	to	11.02%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
2020	0.00%	to	0.25%	393,562	10.02	to	9.66	3,894,256	1.98%	2.47%	to	2.21%
2019	0.00%	to	0.25%	383,564	9.78	to	9.45	3,705,958	0.76%	17.14%	to	16.84%
2018	0.00%	to	0.25%	598,205	8.35	to	8.09	4,909,849	1.41%	-22.79%	to	-22.98%
2017	0.00%	to	0.25%	761,593	10.81	to	10.50	8,084,125	2.20%	25.42%	to	25.11%
2016	0.00%	to	0.25%	1,068,396	8.62	to	8.39	9,032,273	1.39%	-0.50%	to	-0.75%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	0.00%			2,377	12.10			28,766	1.17%	16.79%
2018	0.00%			1,247	10.36			12,922	1.48%	-22.98%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.00%	to	0.25%	260,144	55.35	to	52.96	14,255,486	1.06%	3.37%	to	3.11%
2019	0.00%	to	0.25%	256,880	53.55	to	51.36	13,645,470	0.52%	20.10%	to	19.80%
2018	0.00%	to	0.25%	386,451	44.59	to	42.87	17,041,808	0.48%	-15.03%	to	-15.24%
2017	0.00%	to	0.25%	410,273	52.47	to	50.58	21,278,969	0.45%	13.15%	to	12.87%
2016	0.00%	to	0.25%	460,947	46.38	to	44.82	21,145,299	0.59%	25.09%	to	24.78%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2020	0.00%	to	0.25%	34,278	26.01	to	25.58	878,528	0.00%	42.46%	to	42.10%
2019	0.00%	to	0.25%	48,363	18.26	to	18.00	871,142	0.00%	35.56%	to	35.23%
2018	0.00%	to	0.25%	47,564	13.47	to	13.31	633,316	0.00%	-5.20%	to	-5.43%
2017	0.00%	to	0.25%	50,552	14.21	to	14.08	711,879	0.00%	21.79%	to	21.49%
2016	0.00%	to	0.25%	55,448	11.67	to	11.59	642,966	0.00%	3.23%	to	2.97%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020	0.00%	to	0.20%	77,571	38.58	to	24.05	2,289,880	0.54%	25.88%	to	25.63%
2019	0.00%	to	0.25%	97,122	30.65	to	18.96	2,270,641	0.90%	28.42%	to	28.10%
2018	0.00%	to	0.25%	123,291	23.86	to	14.80	1,840,381	1.16%	-15.22%	to	-15.43%
2017	0.00%	to	0.25%	72,406	28.15	to	17.50	1,277,260	0.86%	31.21%	to	30.88%
2016	0.00%	to	0.25%	267,024	21.45	to	13.37	3,579,842	0.99%	-5.50%	to	-5.73%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.00%	to	0.25%	482,447	46.99	to	33.82	21,566,529	1.93%	11.81%	to	11.53%
2019	0.00%	to	0.25%	571,931	42.02	to	30.32	22,293,548	2.09%	23.95%	to	23.64%
2018	0.00%	to	0.25%	596,221	33.90	to	24.52	18,762,900	1.93%	-6.87%	to	-7.10%
2017	0.00%	to	0.25%	607,215	36.40	to	26.40	20,764,699	2.36%	20.49%	to	20.19%
2016	0.00%	to	0.25%	671,446	30.21	to	21.97	19,116,463	2.36%	13.48%	to	13.20%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.00%	to	0.25%	2,375,089	12.34	to	11.59	27,669,630	1.63%	9.81%	to	9.53%
2019	0.00%	to	0.25%	2,341,496	11.23	to	10.58	24,880,391	2.56%	9.16%	to	8.88%
2018	0.00%	to	0.25%	2,146,672	10.29	to	9.72	20,910,804	3.06%	-2.57%	to	-2.82%
2017	0.00%	to	0.25%	2,131,092	10.56	to	10.00	21,353,805	2.85%	3.92%	to	3.67%
2016	0.00%	to	0.25%	1,956,661	10.16	to	9.65	18,906,113	2.18%	4.71%	to	4.44%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.00%			387,824	19.53			7,576,124	1.32%	9.55%
2019	0.00%			431,303	17.83			7,690,717	2.31%	8.90%
2018	0.00%			455,259	16.37			7,454,284	2.80%	-2.82%
2017	0.00%			540,339	16.85			9,103,962	2.60%	3.67%
2016	0.00%			573,519	16.25			9,320,785	1.82%	4.39%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.00%	to	0.25%	244,358	42.07	to	40.45	10,195,136	1.80%	1.21%	to	0.96%
2019	0.00%	to	0.25%	301,093	41.57	to	40.07	12,371,588	2.04%	29.15%	to	28.83%
2018	0.00%	to	0.25%	353,741	32.18	to	31.10	11,262,539	1.40%	-12.84%	to	-13.05%
2017	0.00%	to	0.25%	403,277	36.92	to	35.77	14,745,572	1.49%	11.69%	to	11.42%
2016	0.00%	to	0.25%	573,834	33.06	to	32.11	18,828,526	1.70%	22.85%	to	22.55%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2017	0.25%			10,496	29.74			312,162	0.29%	31.90%
2016	0.25%			25,536	22.55			575,807	0.36%	4.19%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2020	0.00%	to	0.25%	297,613	53.14	to	43.51	13,921,528	2.21%	0.98%	to	0.73%
2019	0.00%	to	0.25%	522,839	52.62	to	43.20	24,525,906	2.13%	27.03%	to	26.72%
2018	0.00%	to	0.25%	656,692	41.42	to	34.09	22,965,394	1.69%	-9.15%	to	-9.38%
2017	0.00%	to	0.25%	668,081	45.60	to	37.62	25,745,004	1.66%	8.75%	to	8.48%
2016	0.00%	to	0.25%	721,213	41.93	to	34.68	25,652,949	1.81%	20.48%	to	20.18%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)
2020	0.00%	to	0.25%	573,430	24.48	to	23.69	13,753,760	1.63%	12.46%	to	12.18%
2019	0.00%	to	0.25%	662,559	21.77	to	21.12	14,089,699	2.03%	21.23%	to	20.93%
2018	0.00%	to	0.25%	597,801	17.96	to	17.46	10,499,057	1.61%	-4.60%	to	-4.84%
2017	0.00%	to	0.25%	657,734	18.83	to	18.35	12,132,971	1.71%	16.23%	to	15.94%
2016	0.00%	to	0.25%	511,756	16.20	to	15.83	8,143,235	1.78%	9.41%	to	9.14%
American Funds Insurance Series(R) - Bond Fund: Class 2 (AMVBD2)
2020	0.10%	to	0.25%	3,852,883	15.83	to	15.51	60,963,144	2.05%	9.62%	to	9.46%
2019	0.00%	to	0.25%	4,889,291	14.61	to	14.17	70,574,452	2.57%	9.36%	to	9.08%
2018	0.00%	to	0.25%	5,492,418	13.36	to	12.99	72,571,100	2.45%	-0.71%	to	-0.96%
2017	0.00%	to	0.20%	5,515,445	13.46	to	13.19	73,478,481	1.93%	3.66%	to	3.46%
2016	0.00%	to	0.20%	5,580,079	12.98	to	12.75	71,783,173	1.68%	2.94%	to	2.74%
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)
2020	0.00%	to	0.25%	255,848	11.57	to	11.52	2,951,907	2.41%	9.90%	to	9.62%	****
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)
2020	0.00%	to	0.25%	93,725	12.48	to	12.43	1,169,808	2.16%	13.55%	to	13.26%
2019	0.25%			609	10.97			6,683	1.01%	9.75%			****
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2020	0.00%	to	0.25%	1,151,502	44.22	to	42.81	49,555,520	0.32%	52.08%	to	51.70%
2019	0.00%	to	0.25%	1,167,629	29.08	to	28.22	33,043,364	0.76%	30.77%	to	30.45%
2018	0.00%	to	0.25%	1,167,950	22.24	to	21.63	25,332,833	0.45%	-0.25%	to	-0.50%
2017	0.00%	to	0.25%	1,212,032	22.29	to	21.74	26,407,760	0.54%	28.29%	to	27.97%
2016	0.00%	to	0.25%	1,038,111	17.38	to	16.99	17,654,348	0.78%	9.49%	to	9.21%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)
2020	0.00%	to	0.25%	117,032	24.54	to	23.76	2,794,726	0.18%	29.72%	to	29.40%
2019	0.00%	to	0.25%	144,805	18.92	to	18.36	2,666,654	0.17%	31.52%	to	31.19%
2018	0.00%	to	0.25%	116,395	14.39	to	14.00	1,634,484	0.09%	-10.55%	to	-10.77%
2017	0.00%	to	0.25%	93,070	16.08	to	15.69	1,465,090	0.41%	25.89%	to	25.58%
2016	0.00%	to	0.25%	103,367	12.77	to	12.49	1,294,587	0.25%	2.10%	to	1.84%
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2020	0.00%	to	0.25%	1,744,578	17.42	to	17.01	29,888,214	0.67%	13.97%	to	13.69%
2019	0.00%	to	0.25%	1,839,312	15.29	to	14.96	27,674,405	1.51%	22.88%	to	22.58%
2018	0.00%	to	0.25%	1,818,914	12.44	to	12.20	22,293,777	2.55%	-13.13%	to	-13.35%
2017	0.00%	to	0.25%	834,512	14.32	to	14.08	11,778,016	1.41%	32.14%	to	31.82%
2016	0.00%	to	0.25%	574,103	10.84	to	10.68	6,141,890	1.46%	3.53%	to	3.27%
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2020	0.00%	to	0.25%	2,379,885	18.48	to	18.26	43,742,283	0.06%	23.58%	to	23.27%
2019	0.00%	to	0.25%	268,304	14.95	to	14.81	3,981,479	1.22%	29.14%	to	28.82%
2018	0.00%	to	0.25%	133,700	11.58	to	11.50	1,539,523	1.01%	-14.04%	to	-14.25%
2017	0.00%	to	0.25%	69,651	13.47	to	13.41	934,502	0.93%	29.44%	to	29.12%
2016	0.00%	to	0.25%	36,783	10.40	to	10.39	382,165	1.16%	4.03%	to	3.86%	****
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2020	0.00%	to	0.25%	112,418	36.43	to	34.80	3,991,717	5.39%	2.48%	to	2.23%
2019	0.00%	to	0.25%	98,275	35.55	to	34.04	3,388,420	4.91%	14.45%	to	14.16%
2018	0.00%	to	0.25%	129,139	31.06	to	29.82	3,873,351	4.71%	-3.33%	to	-3.57%
2017	0.00%	to	0.25%	123,896	32.13	to	30.92	3,868,606	4.49%	7.26%	to	6.99%
2016	0.00%	to	0.25%	162,466	29.96	to	28.90	4,732,309	4.91%	14.25%	to	13.96%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2020	0.00%	to	0.25%	1,529,228	13.68	to	13.47	20,708,453	5.28%	7.27%	to	7.00%
2019	0.00%	to	0.25%	1,556,089	12.76	to	12.59	19,672,675	5.46%	15.29%	to	15.00%
2018	0.00%	to	0.25%	1,008,812	11.07	to	10.95	11,078,325	5.52%	-2.66%	to	-2.90%
2017	0.00%	to	0.25%	674,468	11.37	to	11.27	7,624,278	5.15%	7.34%	to	7.07%
2016	0.00%	to	0.25%	468,168	10.59	to	10.53	4,940,997	5.47%	12.92%	to	12.64%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2020	0.00%	to	0.25%	480,157	25.61	to	14.02	11,095,739	1.17%	20.80%	to	20.50%
2019	0.00%	to	0.25%	509,702	21.20	to	11.64	9,771,507	1.16%	17.83%	to	17.54%
2018	0.00%	to	0.25%	548,347	17.99	to	9.90	9,091,664	0.77%	-7.52%	to	-7.75%
2017	0.00%	to	0.25%	553,607	19.45	to	10.73	10,403,504	1.21%	13.74%	to	7.31%	****
2016	0.00%			530,848	17.10			9,079,551	1.09%	3.96%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
2020	0.00%	to	0.20%	24,912	39.75	to	38.53	962,124	0.80%	19.66%	to	19.42%
2019	0.00%	to	0.25%	54,258	33.22	to	32.03	1,756,475	1.29%	28.67%	to	28.34%
2018	0.00%	to	0.25%	53,409	25.82	to	24.95	1,335,626	1.39%	-5.37%	to	-5.60%
2017	0.00%	to	0.25%	50,795	27.28	to	26.43	1,344,649	1.11%	22.08%	to	21.77%
2016	0.00%	to	0.25%	76,545	22.35	to	21.71	1,663,555	0.99%	10.41%	to	10.13%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	to	0.25%	436,455	59.52	to	39.26	24,714,500	0.78%	23.69%	to	23.38%
2019	0.00%	to	0.25%	482,959	48.12	to	31.82	22,238,731	1.17%	36.10%	to	35.76%
2018	0.00%	to	0.25%	527,909	35.36	to	23.44	17,817,986	1.26%	-6.85%	to	-7.09%
2017	0.00%	to	0.25%	624,328	37.96	to	25.23	22,335,911	1.34%	27.33%	to	27.01%
2016	0.00%	to	0.25%	680,407	29.81	to	19.86	18,964,648	1.63%	7.90%	to	7.63%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2020	0.00%			33,924	38.23			1,296,751	0.62%	19.89%
2019	0.00%			37,209	31.88			1,186,335	0.00%	21.78%
2018	0.00%			39,841	26.18			1,043,086	0.00%	-19.08%
2017	0.00%			44,940	32.35			1,453,941	0.00%	24.68%
2016	0.00%			40,468	25.95			1,050,101	0.00%	17.07%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.00%	to	0.25%	18,895,784	56.41	to	38.43	811,042,302	1.60%	18.01%	to	17.71%
2019	0.00%	to	0.25%	18,394,093	47.80	to	32.65	669,548,652	1.70%	31.18%	to	30.86%
2018	0.00%	to	0.25%	21,793,980	36.44	to	24.95	601,853,775	1.67%	-4.63%	to	-4.87%
2017	0.00%	to	0.25%	21,680,304	38.21	to	26.23	633,309,526	1.75%	21.54%	to	21.24%
2016	0.00%	to	0.25%	19,688,978	31.44	to	21.64	478,455,050	2.03%	11.71%	to	11.43%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.00%	to	0.10%	346,524	45.81	to	32.68	15,685,517	1.08%	24.14%	to	24.02%
2019	0.00%	to	0.25%	366,776	36.90	to	23.53	13,371,760	1.46%	34.36%	to	34.02%
2018	0.00%	to	0.25%	386,790	27.47	to	17.56	10,470,618	1.76%	-4.40%	to	-4.64%
2017	0.00%	to	0.25%	411,484	28.73	to	18.41	11,685,824	1.15%	15.33%	to	15.05%
2016	0.00%	to	0.25%	461,676	24.91	to	16.00	11,294,775	1.28%	10.37%	to	10.10%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)
2020	0.00%	to	0.25%	59,486	47.91	to	45.76	2,744,403	0.89%	8.11%	to	7.84%
2019	0.00%	to	0.25%	75,349	44.32	to	42.44	3,214,822	0.66%	20.18%	to	19.88%
2018	0.00%	to	0.25%	74,955	36.87	to	35.40	2,666,623	0.57%	-15.49%	to	-15.70%
2017	0.00%	to	0.25%	79,253	43.63	to	41.99	3,337,867	1.05%	15.38%	to	15.09%
2016	0.00%	to	0.25%	70,707	37.82	to	36.49	2,583,205	1.08%	15.47%	to	15.18%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.00%	to	0.25%	3,052,369	49.94	to	47.66	148,133,011	1.06%	10.64%	to	10.36%
2019	0.00%	to	0.25%	2,550,810	45.14	to	43.19	111,650,145	0.87%	22.21%	to	21.91%
2018	0.00%	to	0.25%	2,735,357	36.93	to	35.43	97,970,697	0.80%	-8.97%	to	-9.20%
2017	0.00%	to	0.25%	2,723,622	40.57	to	39.02	107,428,413	0.67%	12.40%	to	12.12%
2016	0.00%	to	0.25%	3,029,148	36.10	to	34.80	106,432,931	0.90%	25.73%	to	25.41%
Calvert VP S&P 500 Index Portfolio (CVSPIP)
2020	0.10%	to	0.25%	32,256	22.17	to	21.95	708,700	1.07%	17.98%	to	17.81%
2019	0.10%	to	0.25%	94,734	18.79	to	18.64	1,770,644	1.88%	31.02%	to	30.82%
2018	0.25%			87,276	14.24			1,243,205	2.20%	-4.97%
2017	0.25%			60,975	14.99			914,006	1.50%	21.16%
2016	0.25%			57,324	12.37			709,205	1.43%	11.30%
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
2020	0.00%	to	0.25%	7,486,477	13.02	to	11.72	87,825,581	1.14%	18.28%	to	17.22%	****
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)
2020	0.00%	to	0.25%	204,804	23.42	to	22.65	4,710,531	0.72%	11.72%	to	11.44%
2019	0.00%	to	0.25%	229,390	20.96	to	20.33	4,720,052	1.71%	31.17%	to	30.84%
2018	0.00%	to	0.25%	218,345	15.98	to	15.54	3,435,976	0.87%	-13.60%	to	-13.82%
2017	0.00%	to	0.25%	214,201	18.50	to	18.03	3,912,966	0.72%	22.63%	to	22.32%
2016	0.00%	to	0.25%	243,210	15.08	to	14.74	3,623,452	1.51%	11.88%	to	11.60%
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)
2020	0.00%	to	0.25%	380,523	18.20	to	17.81	6,805,948	0.48%	24.69%	to	24.38%
2019	0.00%	to	0.25%	401,894	14.59	to	14.32	5,773,615	0.39%	22.25%	to	21.95%
2018	0.00%	to	0.25%	358,976	11.94	to	11.74	4,225,470	3.05%	-16.03%	to	-16.24%
2017	0.00%	to	0.25%	337,421	14.22	to	14.02	4,744,381	0.36%	40.23%	to	39.88%
2016	0.00%	to	0.25%	308,163	10.14	to	10.02	3,089,001	0.73%	13.68%	to	13.40%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.00%	to	0.25%	896,753	20.48	to	19.99	18,037,109	1.06%	-2.18%	to	-2.42%
2019	0.00%	to	0.25%	933,346	20.93	to	20.48	19,215,008	0.78%	27.72%	to	27.40%
2018	0.00%	to	0.25%	911,599	16.39	to	16.08	14,709,180	0.60%	-16.94%	to	-17.15%
2017	0.00%	to	0.25%	1,154,411	19.73	to	19.41	22,460,622	0.65%	11.76%	to	11.48%
2016	0.00%	to	0.25%	1,068,310	17.66	to	17.41	18,632,616	0.71%	31.08%	to	30.76%
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2020	0.00%			14,568	13.36			194,578	1.52%	11.29%
2019	0.00%			9,936	12.00			119,248	1.28%	18.12%
2018	0.00%			15,702	10.16			159,534	2.20%	-6.90%
2017	0.00%			14,405	10.91			157,198	2.07%	9.13%			****
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2020	0.00%	to	0.25%	626,952	12.32	to	12.02	7,573,340	1.31%	11.72%	to	11.44%
2019	0.00%	to	0.25%	376,703	11.03	to	10.79	4,073,497	1.60%	8.46%	to	8.19%
2018	0.00%	to	0.25%	434,932	10.17	to	9.97	4,344,883	2.14%	-1.33%	to	-1.58%
2017	0.00%	to	0.25%	397,385	10.31	to	10.13	4,031,136	2.32%	3.27%	to	3.01%
2016	0.00%	to	0.25%	520,430	9.98	to	9.84	5,121,644	2.57%	-0.19%	to	-1.63%	****
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2020	0.00%			1,696	14.50			24,587	3.61%	9.41%
2017	0.20%	to	0.25%	101,477	13.26	to	13.24	1,345,228	2.68%	29.69%	to	29.62%
2016	0.20%	to	0.25%	85,815	10.22			877,242	2.28%	6.02%	to	5.97%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2020	0.00%			4,766	10.31			49,129	4.53%	-1.76%			****
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2020	0.00%	to	0.25%	1,002,523	10.77	to	10.76	10,792,572	2.20%	-1.37%	to	-1.62%
2019	0.20%	to	0.25%	1,081,191	10.94			11,826,151	2.13%	9.38%	to	9.36%	****
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2020	0.00%	to	0.25%	164,361	13.74	to	13.55	2,233,405	1.82%	3.98%	to	3.72%
2019	0.20%	to	0.25%	197,182	13.10	to	13.06	2,581,343	1.48%	22.31%	to	22.25%
2018	0.20%	to	0.25%	191,812	10.71	to	10.69	2,053,122	0.92%	-16.04%	to	-16.08%
2017	0.20%	to	0.25%	196,060	12.75	to	12.73	2,499,660	0.92%	9.55%	to	9.49%
2016	0.20%	to	0.25%	239,703	11.64	to	11.63	2,789,935	1.09%	27.24%	to	27.17%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2020	0.00%			13,532	14.57			197,181	3.12%	8.28%
2019	0.00%			11,797	13.46			158,758	3.80%	20.16%
2018	0.00%			11,090	11.20			124,199	3.31%	-7.66%
2017	0.00%			6,616	12.13			80,243	2.16%	16.54%
2016	0.00%			2,350	10.41			24,457	0.00%	4.07%			****
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)
2020	0.10%	to	0.25%	1,592	16.22	to	15.99	25,620	1.74%	-12.50%	to	-12.63%
2019	0.20%	to	0.25%	1,665	18.38	to	18.30	30,585	1.51%	32.22%	to	32.15%
2018	0.20%	to	0.25%	1,875	13.90	to	13.85	26,042	2.04%	-10.89%	to	-10.93%
2017	0.20%	to	0.25%	1,517	15.60	to	15.55	23,643	0.85%	22.21%	to	22.15%
2016	0.20%	to	0.25%	6,208	12.77	to	12.73	79,090	0.72%	-4.81%	to	-4.86%
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)
2020	0.00%	to	0.20%	6,299	18.89	to	18.39	117,330	1.22%	-1.11%	to	-1.30%
2019	0.00%	to	0.25%	10,664	19.10	to	18.52	198,502	0.35%	20.99%	to	20.69%
2018	0.00%	to	0.25%	11,981	15.79	to	15.35	184,615	0.97%	-16.32%	to	-16.54%
2017	0.00%	to	0.25%	11,693	18.87	to	18.39	215,626	0.36%	10.13%	to	9.86%
2016	0.00%	to	0.25%	13,045	17.13	to	16.74	219,472	0.22%	16.47%	to	16.18%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.00%	to	0.25%	1,903,987	13.61	to	13.29	25,367,931	3.30%	2.00%	to	1.74%
2019	0.00%	to	0.25%	1,943,147	13.35	to	13.06	25,429,132	3.95%	7.08%	to	6.81%
2018	0.00%	to	0.25%	5,289,996	12.46	to	12.23	65,197,485	3.77%	-0.09%	to	-0.34%
2017	0.00%	to	0.25%	5,871,380	12.47	to	12.27	72,550,538	3.26%	3.44%	to	3.18%
2016	0.00%	to	0.25%	5,996,803	12.06	to	11.89	71,736,301	3.48%	8.95%	to	8.67%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.00%	to	0.25%	812,330	28.04	to	26.56	22,440,577	2.78%	8.12%	to	7.85%
2019	0.00%	to	0.25%	870,739	25.93	to	24.63	22,123,687	2.94%	9.44%	to	9.17%
2018	0.00%	to	0.25%	911,169	23.69	to	22.56	21,184,771	3.12%	-0.59%	to	-0.84%
2017	0.00%	to	0.25%	1,006,559	23.84	to	22.75	23,572,442	3.30%	4.04%	to	3.78%
2016	0.00%	to	0.25%	1,087,537	22.91	to	21.92	24,488,403	3.57%	3.82%	to	3.57%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2020	0.00%			68,791	11.05			760,314	2.64%	0.93%
2019	0.00%			65,636	10.95			718,748	1.97%	20.23%
2018	0.00%			57,964	9.11			527,945	0.00%	-8.92%			****
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2020	0.00%	to	0.25%	164,271	11.41	to	11.34	1,872,927	0.34%	5.21%	to	4.95%
2019	0.20%	to	0.25%	5,444	10.81	to	10.80	58,799	2.02%	5.69%	to	5.63%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2020	0.00%	to	0.25%	673,767	86.90	to	56.77	40,265,968	0.14%	30.43%	to	30.10%
2019	0.00%	to	0.25%	713,280	66.62	to	43.63	32,254,258	0.34%	31.45%	to	31.12%
2018	0.00%	to	0.25%	911,259	50.68	to	33.28	31,122,707	0.61%	-6.49%	to	-6.72%
2017	0.00%	to	0.25%	945,591	54.20	to	35.67	34,366,401	0.86%	21.76%	to	21.46%
2016	0.00%	to	0.25%	1,007,437	44.51	to	29.37	30,100,223	0.69%	7.91%	to	7.64%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.00%	to	0.25%	1,516,795	42.20	to	32.60	61,255,632	1.74%	6.55%	to	6.28%
2019	0.00%	to	0.25%	1,602,889	39.61	to	30.68	60,842,692	1.89%	27.32%	to	27.01%
2018	0.00%	to	0.25%	1,839,288	31.11	to	24.15	54,078,889	2.12%	-8.40%	to	-8.63%
2017	0.00%	to	0.25%	2,048,261	33.96	to	26.43	65,333,485	1.63%	12.80%	to	12.52%
2016	0.00%	to	0.25%	2,126,322	30.11	to	23.49	60,289,878	2.21%	17.90%	to	17.61%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2020	0.00%	to	0.25%	1,016,041	14.13	to	14.03	14,285,086	0.87%	31.17%	to	30.85%
2019	0.00%	to	0.25%	841,122	10.77	to	10.73	9,029,597	1.94%	29.30%	to	28.98%
2018	0.00%	to	0.25%	435,283	8.33	to	8.32	3,620,730	1.85%	-16.70%	to	-16.84%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)
2020	0.20%	to	0.25%	88,272	17.79	to	17.70	1,568,930	1.37%	10.85%	to	10.80%
2019	0.20%	to	0.25%	81,637	16.05	to	15.97	1,309,056	2.03%	13.48%	to	13.42%
2018	0.20%	to	0.25%	80,945	14.14	to	14.08	1,143,881	1.82%	-3.21%	to	-3.26%
2017	0.20%	to	0.25%	39,100	14.61	to	14.56	570,897	1.55%	10.68%	to	10.62%
2016	0.20%	to	0.25%	25,154	13.20	to	13.16	331,860	1.68%	4.68%	to	4.63%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.00%	to	0.25%	132,543	26.41	to	25.39	3,487,832	1.58%	12.39%	to	12.11%
2019	0.00%	to	0.25%	92,267	23.49	to	22.65	2,159,450	2.02%	16.00%	to	15.71%
2018	0.00%	to	0.25%	97,923	20.25	to	19.57	1,975,771	1.48%	-4.10%	to	-4.34%
2017	0.00%	to	0.25%	112,612	21.12	to	20.46	2,371,326	1.46%	12.99%	to	12.71%
2016	0.00%	to	0.25%	123,827	18.69	to	18.16	2,307,272	1.47%	5.28%	to	5.02%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)
2020	0.00%	to	0.25%	386,635	21.65	to	20.97	8,216,246	1.19%	13.62%	to	13.33%
2019	0.00%	to	0.25%	402,085	19.05	to	18.51	7,529,801	2.19%	18.21%	to	17.92%
2018	0.00%	to	0.25%	384,349	16.12	to	15.69	6,076,691	1.18%	-5.11%	to	-5.35%
2017	0.00%	to	0.25%	620,101	16.99	to	16.58	10,323,285	1.45%	14.93%	to	14.65%
2016	0.00%	to	0.25%	559,667	14.78	to	14.46	8,116,942	1.35%	5.81%	to	5.55%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.00%	to	0.25%	1,053,955	29.45	to	28.32	30,428,501	1.12%	14.92%	to	14.63%
2019	0.00%	to	0.25%	1,214,585	25.63	to	24.71	30,549,618	2.07%	20.01%	to	19.71%
2018	0.00%	to	0.25%	1,161,074	21.36	to	20.64	24,346,102	1.24%	-5.98%	to	-6.21%
2017	0.00%	to	0.25%	1,599,123	22.72	to	22.01	35,613,470	1.51%	16.47%	to	16.18%
2016	0.00%	to	0.25%	1,731,090	19.50	to	18.94	33,032,291	1.57%	6.04%	to	5.78%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)
2020	0.00%	to	0.25%	1,529,307	23.63	to	22.90	35,296,273	1.16%	15.83%	to	15.54%
2019	0.00%	to	0.25%	1,583,389	20.40	to	19.82	31,582,966	1.84%	21.70%	to	21.39%
2018	0.00%	to	0.25%	1,597,869	16.77	to	16.32	26,224,218	1.45%	-6.61%	to	-6.85%
2017	0.00%	to	0.25%	1,324,262	17.95	to	17.52	23,303,561	1.49%	17.84%	to	17.54%
2016	0.00%	to	0.25%	1,193,459	15.24	to	14.91	17,836,355	1.59%	6.11%	to	5.85%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.00%	to	0.25%	1,582,394	33.05	to	31.78	51,141,507	1.22%	16.76%	to	16.47%
2019	0.00%	to	0.25%	1,438,640	28.31	to	27.29	39,834,941	2.03%	24.37%	to	24.06%
2018	0.00%	to	0.25%	1,217,467	22.76	to	22.00	27,148,345	1.36%	-7.88%	to	-8.12%
2017	0.00%	to	0.25%	1,041,787	24.71	to	23.94	25,261,893	1.58%	20.82%	to	20.52%
2016	0.00%	to	0.25%	788,851	20.45	to	19.86	15,880,362	1.52%	6.52%	to	6.25%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)
2020	0.00%	to	0.25%	500,779	13.77	to	13.67	6,855,239	1.22%	18.15%	to	17.85%
2019	0.00%	to	0.25%	320,893	11.65	to	11.60	3,724,080	2.87%	27.33%	to	27.01%
2018	0.20%	to	0.25%	116,705	9.14			1,066,113	1.64%	-8.62%	to	-8.65%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)
2020	0.00%	to	0.25%	901,286	28.75	to	28.00	25,365,065	0.96%	19.16%	to	18.86%
2019	0.00%	to	0.25%	849,519	24.13	to	23.55	20,086,136	1.81%	28.39%	to	28.07%
2018	0.00%	to	0.25%	820,514	18.79	to	18.39	15,150,295	1.14%	-9.94%	to	-10.17%
2017	0.00%	to	0.25%	694,673	20.87	to	20.47	14,265,216	1.36%	23.42%	to	23.11%
2016	0.00%	to	0.25%	507,853	16.91	to	16.63	8,463,559	1.31%	6.75%	to	6.48%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)
2020	0.00%	to	0.25%	55,372	13.90	to	13.81	765,132	1.12%	19.18%	to	18.88%
2019	0.00%	to	0.25%	27,896	11.67	to	11.62	329,628	2.87%	28.40%	to	28.08%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)
2020	0.00%	to	0.25%	144,326	15.50	to	15.36	2,219,797	1.21%	19.17%	to	18.88%
2019	0.00%	to	0.25%	81,668	13.01	to	12.92	1,056,286	1.72%	28.39%	to	28.07%
2018	0.00%	to	0.25%	80,264	10.13	to	10.09	809,970	1.27%	-10.03%	to	-10.26%
2017	0.25%			1,422	11.24			15,987	0.00%	12.42%			****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)
2020	0.00%	to	0.25%	1,635	13.14	to	13.09	21,393	1.02%	19.11%	to	18.81%
2019	0.25%			111	11.02			1,223	1.70%	10.16%			****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)
2020	0.00%	to	0.25%	26,316	13.16	to	13.10	345,063	2.95%	19.22%	to	18.92%
2019	0.25%			111	11.02			1,223	1.72%	10.18%			****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)
2020	0.20%	to	0.25%	121,417	15.93	to	15.85	1,932,596	1.29%	10.16%	to	10.11%
2019	0.20%	to	0.25%	120,811	14.46	to	14.39	1,745,720	2.49%	11.65%	to	11.59%
2018	0.20%	to	0.25%	83,843	12.95	to	12.90	1,085,229	1.63%	-2.31%	to	-2.36%
2017	0.20%	to	0.25%	96,302	13.26	to	13.21	1,276,144	1.91%	8.28%	to	8.22%
2016	0.20%	to	0.25%	78,879	12.24	to	12.21	965,432	1.37%	4.11%	to	4.06%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2020	0.00%	to	0.10%	16,041	81.21	to	64.67	1,129,216	0.01%	68.49%	to	68.33%
2019	0.00%	to	0.25%	15,533	48.20	to	43.11	677,151	0.05%	40.70%	to	40.35%
2018	0.00%	to	0.25%	15,899	34.26	to	30.72	508,052	0.10%	12.35%	to	12.06%
2017	0.00%	to	0.25%	15,375	30.49	to	27.41	438,543	0.19%	34.40%	to	34.06%
2016	0.00%	to	0.25%	16,574	22.69	to	20.45	351,314	0.21%	0.25%	to	0.00%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.00%	to	0.25%	2,625,642	78.23	to	43.82	164,646,718	0.06%	43.75%	to	43.39%
2019	0.00%	to	0.25%	2,682,726	54.42	to	30.56	117,329,092	0.16%	34.18%	to	33.85%
2018	0.00%	to	0.25%	3,346,655	40.56	to	22.83	104,307,754	0.15%	-0.27%	to	-0.53%
2017	0.00%	to	0.25%	3,385,354	40.67	to	22.95	107,147,743	0.12%	35.00%	to	34.67%
2016	0.00%	to	0.25%	3,646,974	30.12	to	17.04	86,005,841	0.00%	0.71%	to	0.46%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2020	0.00%	to	0.25%	402,005	24.77	to	30.09	10,751,416	4.82%	2.65%	to	2.39%
2019	0.00%	to	0.25%	480,498	24.13	to	29.39	12,669,205	5.21%	14.92%	to	14.63%
2018	0.00%	to	0.25%	467,620	20.99	to	25.64	10,733,570	5.51%	-3.60%	to	-3.84%
2017	0.00%	to	0.25%	518,507	21.78	to	26.66	12,325,334	5.01%	7.07%	to	6.80%
2016	0.00%	to	0.25%	607,022	20.34	to	24.96	13,483,822	5.26%	14.37%	to	14.09%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.00%	to	0.25%	8,359,975	21.56	to	20.63	175,571,019	2.15%	9.25%	to	8.98%
2019	0.00%	to	0.25%	8,807,134	19.74	to	18.93	169,500,548	2.61%	9.58%	to	9.31%
2018	0.00%	to	0.25%	9,699,249	18.01	to	17.32	170,350,032	2.39%	-0.63%	to	-0.88%
2017	0.00%	to	0.25%	10,397,837	18.13	to	17.47	183,915,056	2.30%	4.16%	to	3.90%
2016	0.00%	to	0.25%	10,948,211	17.40	to	16.82	186,155,320	2.38%	4.63%	to	4.37%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2020	0.00%			40,491	33.83			1,369,972	2.05%	18.24%
2019	0.20%	to	0.25%	2,881,385	27.94	to	27.77	80,428,299	1.95%	31.09%	to	31.02%
2018	0.20%	to	0.25%	3,169,190	21.31	to	21.19	67,489,203	1.89%	-4.68%	to	-4.73%
2017	0.20%	to	0.25%	2,545,030	22.36	to	22.25	56,866,293	1.76%	21.47%	to	21.41%
2016	0.20%	to	0.25%	2,755,616	18.41	to	18.32	50,693,063	1.45%	11.64%	to	11.58%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.00%	to	0.25%	501,684	72.21	to	69.09	35,899,841	0.56%	18.04%	to	17.74%
2019	0.00%	to	0.25%	609,632	61.18	to	58.68	36,834,267	0.77%	23.35%	to	23.04%
2018	0.00%	to	0.25%	702,092	49.60	to	47.69	34,390,784	0.55%	-14.64%	to	-14.85%
2017	0.00%	to	0.25%	765,171	58.10	to	56.01	43,909,359	0.62%	20.70%	to	20.40%
2016	0.00%	to	0.25%	843,557	48.14	to	46.52	40,121,821	0.40%	12.11%	to	11.83%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2020	0.20%	to	0.25%	715,310	10.39	to	10.37	7,431,845	0.31%	0.12%	to	0.07%
2019	0.20%	to	0.25%	1,268,832	10.38	to	10.36	13,167,512	1.89%	1.82%	to	1.77%
2018	0.20%	to	0.25%	843,109	10.19	to	10.18	8,593,800	1.61%	1.44%	to	1.39%
2017	0.20%	to	0.25%	564,836	10.05	to	10.04	5,675,977	0.61%	0.48%	to	0.43%
2016	0.20%	to	0.25%	935,135	10.00			9,352,900	0.06%	0.02%	to	0.00%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.00%			271,837	11.29			3,068,839	2.53%	-32.88%
2019	0.00%			281,564	16.82			4,735,763	1.79%	9.82%
2018	0.00%			307,387	15.32			4,707,648	0.68%	-24.77%
2017	0.00%			322,002	20.36			6,554,925	1.34%	-2.78%
2016	0.00%			389,722	20.94			8,159,951	0.51%	33.51%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.00%	to	0.25%	614,677	33.41	to	24.55	20,204,014	0.35%	15.49%	to	15.21%
2019	0.00%	to	0.25%	654,246	28.93	to	21.31	18,485,488	1.63%	27.67%	to	27.35%
2018	0.00%	to	0.25%	740,247	22.66	to	16.73	16,017,861	1.51%	-14.88%	to	-15.10%
2017	0.00%	to	0.25%	730,959	26.62	to	19.71	18,847,240	1.34%	30.10%	to	29.78%
2016	0.00%	to	0.25%	778,504	20.46	to	15.19	15,330,538	1.31%	-5.12%	to	-5.36%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2020	0.00%	to	0.25%	312,440	11.09	to	11.25	3,507,328	2.29%	-6.61%	to	-6.84%
2019	0.00%	to	0.25%	252,550	11.88	to	12.08	3,044,368	1.84%	23.09%	to	22.78%
2018	0.00%	to	0.25%	196,032	9.65	to	9.84	1,925,790	8.21%	-6.31%	to	-1.63%
2017	0.00%			1,061	10.30			10,926	1.93%	2.98%			****
Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)
2020	0.00%			16,383	13.16			215,642	1.48%	20.20%			****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.00%			78,676	40.47			3,183,854	1.13%	8.18%
2019	0.00%	to	0.10%	114,054	37.41	to	36.75	4,265,220	1.74%	34.29%	to	34.16%
2018	0.00%	to	0.25%	101,371	27.86	to	26.72	2,821,079	0.86%	-17.33%	to	-17.54%
2017	0.00%	to	0.25%	110,394	33.70	to	32.40	3,716,625	1.39%	19.21%	to	18.91%
2016	0.00%	to	0.25%	121,726	28.27	to	27.25	3,438,169	1.04%	9.48%	to	9.21%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.00%			232,202	15.63			3,628,886	4.04%	17.18%
2019	0.00%			259,597	13.34			3,462,071	0.98%	26.70%
2018	0.00%			271,977	10.53			2,862,884	0.84%	-15.79%
2017	0.00%			315,423	12.50			3,942,967	0.98%	40.41%
2016	0.00%			271,041	8.90			2,413,106	0.80%	17.44%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.00%			30,172	19.87			599,638	1.46%	11.74%
2019	0.00%			34,651	17.79			616,284	3.51%	19.86%
2018	0.00%			36,186	14.84			536,952	2.82%	-9.65%
2017	0.00%			44,376	16.42			728,797	2.69%	11.98%
2016	0.00%			44,251	14.67			649,006	3.82%	13.18%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2020	0.00%	to	0.25%	1,366,885	11.27	to	9.97	13,745,297	8.75%	-5.07%	to	-5.31%
2019	0.00%	to	0.25%	1,733,956	11.88	to	10.52	18,372,589	6.96%	2.26%	to	2.00%
2018	0.00%	to	0.25%	1,622,403	11.61	to	10.32	16,855,643	0.00%	2.21%	to	1.96%
2017	0.00%	to	0.25%	1,575,152	11.36	to	10.12	16,147,835	0.00%	2.15%	to	1.90%
2016	0.00%	to	0.25%	1,451,430	11.12	to	9.93	14,597,838	0.00%	3.21%	to	2.95%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.00%	to	0.20%	319,287	17.16	to	16.71	5,477,691	8.61%	-5.28%	to	-5.47%
2019	0.00%	to	0.25%	329,117	18.12	to	17.57	5,960,041	6.93%	2.01%	to	1.76%
2018	0.00%	to	0.25%	384,666	17.76	to	17.27	6,819,854	0.00%	1.94%	to	1.68%
2017	0.00%	to	0.25%	391,878	17.42	to	16.98	6,816,520	0.00%	1.93%	to	1.67%
2016	0.00%	to	0.25%	457,762	17.09	to	16.70	7,800,411	0.00%	2.94%	to	2.68%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.00%			237,678	22.35			5,312,353	5.95%	0.69%
2019	0.00%			286,791	22.20			6,365,907	5.32%	16.06%
2018	0.00%			291,083	19.13			5,567,176	4.84%	-4.30%
2017	0.00%			312,146	19.99			6,238,515	4.00%	9.67%
2016	0.00%			369,466	18.22			6,732,869	5.10%	14.02%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.00%	to	0.25%	36,927	18.21	to	17.63	656,398	2.33%	-4.46%	to	-4.70%
2019	0.00%	to	0.25%	60,561	19.06	to	18.50	1,126,573	1.58%	24.37%	to	24.06%
2018	0.00%	to	0.25%	77,118	15.33	to	14.91	1,160,875	2.26%	-11.22%	to	-11.44%
2017	0.00%	to	0.25%	117,265	17.26	to	16.84	2,001,639	1.52%	8.60%	to	8.33%
2016	0.00%	to	0.25%	136,852	15.90	to	15.54	2,163,040	1.69%	12.18%	to	11.90%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%			334,358	55.63			18,600,777	1.49%	16.23%
2019	0.00%			372,542	47.86			17,831,352	1.48%	29.58%
2018	0.00%			431,290	36.94			15,930,312	1.51%	-4.84%
2017	0.00%			468,247	38.82			18,175,344	1.73%	20.85%
2016	0.00%			517,880	32.12			16,634,002	1.58%	16.33%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.00%	to	0.25%	248,661	34.74	to	33.40	8,381,662	1.55%	5.19%	to	4.93%
2019	0.00%	to	0.25%	293,223	33.02	to	31.84	9,391,133	1.15%	26.35%	to	26.03%
2018	0.00%	to	0.25%	347,426	26.14	to	25.26	8,812,766	0.88%	-12.88%	to	-13.09%
2017	0.00%	to	0.25%	376,155	30.00	to	29.07	10,963,630	0.52%	10.65%	to	10.38%
2016	0.00%	to	0.25%	416,003	27.11	to	26.33	10,975,714	0.81%	30.19%	to	29.86%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2020	0.00%			169,810	57.30			9,730,008	1.72%	5.41%
2019	0.00%			184,863	54.36			10,049,137	1.27%	26.72%
2018	0.00%			195,223	42.90			8,374,304	1.12%	-12.69%
2017	0.00%			219,865	49.13			10,801,676	0.73%	10.92%
2016	0.00%			245,509	44.29			10,874,493	1.03%	30.54%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2020	0.00%			26,975	28.53			769,644	3.60%	-0.92%
2019	0.00%			28,545	28.80			821,964	2.00%	12.84%
2018	0.00%			32,259	25.52			823,231	2.91%	-15.27%
2017	0.00%			36,093	30.12			1,087,047	2.78%	17.02%
2016	0.00%			38,500	25.74			990,896	2.16%	7.49%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.00%	to	0.25%	454,905	25.83	to	24.68	11,483,105	3.33%	-1.16%	to	-1.40%
2019	0.00%	to	0.25%	538,139	26.14	to	25.03	13,722,522	1.76%	12.53%	to	12.25%
2018	0.00%	to	0.25%	638,100	23.23	to	22.30	14,431,388	2.90%	-15.44%	to	-15.65%
2017	0.00%	to	0.25%	909,729	27.47	to	26.44	24,380,084	2.61%	16.69%	to	16.40%
2016	0.00%	to	0.25%	1,063,433	23.54	to	22.71	24,424,763	1.95%	7.18%	to	6.91%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)
2020	0.00%	to	0.25%	70,551	22.24	to	21.82	1,552,442	0.24%	8.58%	to	8.31%
2019	0.00%	to	0.25%	67,651	20.48	to	20.14	1,369,606	0.46%	24.84%	to	24.53%
2018	0.00%	to	0.25%	75,898	16.41	to	16.18	1,236,798	0.65%	-8.62%	to	-8.85%
2017	0.00%	to	0.25%	32,500	17.95	to	17.75	581,670	0.47%	11.57%	to	11.29%
2016	0.00%	to	0.25%	35,339	16.09	to	15.95	567,983	0.78%	23.20%	to	22.89%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.00%			1,513	15.09			22,824	0.16%	4.11%
2019	0.00%			3,776	14.49			54,713	1.15%	11.94%
2018	0.00%			9,791	12.94			126,739	1.63%	-4.34%
2017	0.00%			2,321	13.53			31,406	0.37%	13.11%
2016	0.00%			1,580	11.96			18,901	0.21%	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)
2020	0.20%			35,712	34.25			1,223,147	0.00%	44.02%
2019	0.20%	to	0.25%	32,955	23.78	to	23.68	783,175	0.00%	33.80%	to	33.73%
2018	0.20%	to	0.25%	33,790	17.77	to	17.71	600,157	0.00%	-4.53%	to	-4.58%
2017	0.00%	to	0.25%	102,495	18.87	to	18.56	1,906,588	0.00%	26.92%	to	26.60%
2016	0.00%	to	0.25%	85,501	14.87	to	14.66	1,254,544	0.00%	1.42%	to	1.17%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2020	0.10%	to	0.25%	185,335	54.40	to	52.92	9,860,309	0.61%	8.29%	to	8.13%
2019	0.10%	to	0.25%	223,376	50.23	to	48.94	10,968,798	0.75%	31.40%	to	31.20%
2018	0.20%	to	0.25%	274,092	37.61	to	37.30	10,233,403	1.20%	-10.64%	to	-10.68%
2017	0.20%	to	0.25%	332,513	42.09	to	41.77	13,897,514	0.56%	10.85%	to	10.79%
2016	0.20%	to	0.25%	646,194	37.97	to	37.70	24,384,347	0.95%	13.30%	to	13.25%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	0.00%			900	11.02			9,917	2.37%	6.72%
2019	0.00%			406	10.33			4,192	3.36%	8.82%			****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.00%			52,824	11.77			621,617	1.42%	7.39%
2019	0.00%			37,683	10.96			412,933	2.25%	5.01%
2018	0.00%			38,194	10.43			398,553	0.00%	-5.07%
2017	0.00%			20,603	10.99			226,485	0.00%	3.67%
2016	0.00%			50,046	10.60			530,647	0.11%	-0.48%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.00%			75,118	38.01			2,855,589	0.07%	42.35%
2019	0.00%			54,996	26.70			1,468,639	0.00%	36.76%
2018	0.00%			61,953	19.53			1,209,767	0.00%	-3.62%
2017	0.00%			65,426	20.26			1,325,620	0.08%	27.34%
2016	0.00%			69,572	15.91			1,106,971	0.00%	2.27%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2020	0.00%	to	0.25%	230,665	25.20	to	24.54	5,718,508	2.20%	2.09%	to	1.84%
2019	0.10%	to	0.25%	222,627	24.44	to	24.09	8,260,525	1.86%	25.07%	to	24.88%
2018	0.20%	to	0.25%	367,294	19.38	to	19.29	7,099,347	1.88%	-13.56%	to	-13.60%
2017	0.20%	to	0.25%	318,551	22.42	to	22.33	7,122,459	1.56%	14.09%	to	14.03%
2016	0.00%	to	0.25%	298,376	19.91	to	19.58	5,846,925	1.13%	19.69%	to	19.40%
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2020	0.10%			-	30.16			-	0.01%	5.35%
2019	0.10%			1,339	28.63			38,310	0.22%	30.48%
2018	0.25%			1,704	21.41			36,487	0.31%	-19.38%
2017	0.25%			1,935	26.56			51,393	0.01%	17.14%
2016	0.25%			21	22.67			476	0.09%	18.04%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2020	0.00%	to	0.25%	68,273	17.75	to	17.29	1,187,481	4.28%	3.32%	to	3.06%
2019	0.00%	to	0.25%	91,988	17.18	to	16.77	1,552,073	2.47%	13.51%	to	13.22%
2018	0.00%	to	0.25%	397,389	15.14	to	14.81	5,910,249	3.25%	-3.35%	to	-3.59%
2017	0.00%	to	0.25%	960,467	15.66	to	15.37	14,806,926	3.97%	6.30%	to	6.03%
2016	0.00%	to	0.25%	985,388	14.73	to	14.49	14,318,218	4.22%	11.21%	to	10.94%
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
2020	0.00%	to	0.25%	1,050,203	36.14	to	34.66	36,676,103	2.39%	14.00%	to	13.71%
2019	0.00%	to	0.25%	1,085,856	31.70	to	30.48	33,318,795	1.52%	28.57%	to	28.25%
2018	0.00%	to	0.25%	1,205,012	24.65	to	23.77	28,797,374	1.93%	-14.98%	to	-15.19%
2017	0.00%	to	0.25%	1,799,609	29.00	to	28.02	50,704,064	1.47%	23.00%	to	22.70%
2016	0.00%	to	0.25%	1,875,898	23.57	to	22.84	43,042,681	1.41%	-0.45%	to	-0.70%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2020	0.00%	to	0.20%	8,546	30.63	to	29.69	260,436	0.65%	9.25%	to	9.03%
2019	0.00%	to	0.20%	10,468	28.03	to	27.23	290,163	0.51%	25.28%	to	25.03%
2018	0.00%	to	0.20%	10,244	22.38	to	21.78	226,768	0.50%	-11.35%	to	-11.53%
2017	0.00%	to	0.25%	14,053	25.24	to	24.51	349,319	0.54%	14.92%	to	14.63%
2016	0.00%	to	0.25%	15,984	21.97	to	21.38	345,514	0.09%	13.43%	to	13.15%
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
2020	0.25%			8,323	17.30			144,020	0.35%	26.93%
2019	0.25%			11,678	13.63			159,206	0.00%	26.28%
2018	0.25%			20,724	10.80			223,728	0.00%	-15.29%
2017	0.25%			23,971	12.74			305,502	0.00%	13.77%
2016	0.20%	to	0.25%	23,157	11.22	to	11.20	259,411	0.00%	11.84%	to	11.79%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.00%			117,013	14.45			1,690,768	7.96%	10.22%
2019	0.00%			136,958	13.11			1,795,386	0.00%	15.21%
2018	0.00%			110,056	11.38			1,252,304	1.50%	-6.46%
2017	0.00%			122,601	12.16			1,491,397	3.90%	10.16%
2016	0.00%			134,610	11.04			1,486,483	0.47%	11.64%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.00%	to	0.25%	860,217	63.41	to	33.81	49,039,303	0.04%	48.27%	to	40.34%
2019	0.00%	to	0.25%	807,590	45.07	to	24.09	32,594,706	0.00%	39.36%	to	39.01%
2018	0.00%	to	0.25%	890,299	32.34	to	17.33	25,324,233	0.00%	-6.08%	to	-6.32%
2017	0.00%	to	0.25%	969,936	34.44	to	18.50	29,027,594	0.03%	28.79%	to	28.47%
2016	0.00%	to	0.25%	1,041,368	26.74	to	14.40	24,141,291	0.00%	2.33%	to	2.08%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	to	0.25%	959,868	43.72	to	36.54	40,345,310	1.51%	13.94%	to	13.66%
2019	0.00%	to	0.25%	1,029,257	38.37	to	32.15	38,038,196	1.06%	32.08%	to	31.75%
2018	0.00%	to	0.25%	1,096,146	29.05	to	24.40	30,729,296	1.15%	-7.89%	to	-8.12%
2017	0.00%	to	0.25%	1,214,032	31.54	to	26.56	37,021,362	1.26%	16.91%	to	16.62%
2016	0.00%	to	0.25%	1,255,013	26.98	to	22.78	32,835,661	1.10%	11.62%	to	11.34%
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
2020	0.00%	to	0.25%	332,659	66.60	to	37.32	12,974,325	0.00%	36.59%	to	36.25%
2019	0.00%	to	0.25%	340,202	48.76	to	27.39	9,571,947	0.06%	36.20%	to	35.86%
2018	0.00%	to	0.25%	477,720	35.80	to	20.16	9,662,970	0.32%	-5.73%	to	-5.97%
2017	0.00%	to	0.25%	512,531	37.98	to	21.44	11,032,892	0.23%	26.83%	to	26.52%
2016	0.00%	to	0.25%	604,021	29.94	to	16.95	10,273,193	0.42%	-2.20%	to	-2.45%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.00%	to	0.25%	2,117,816	46.72	to	44.36	96,810,105	0.70%	27.64%	to	27.32%
2019	0.00%	to	0.25%	2,419,546	36.60	to	34.84	86,447,242	0.89%	31.79%	to	31.46%
2018	0.00%	to	0.25%	2,649,183	27.77	to	26.51	71,823,770	0.99%	-13.18%	to	-13.40%
2017	0.00%	to	0.25%	2,846,007	31.99	to	30.61	88,981,251	0.94%	36.66%	to	36.32%
2016	0.00%	to	0.25%	3,013,243	23.41	to	22.45	69,044,951	1.05%	0.08%	to	-0.17%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.00%	to	0.25%	1,303,519	17.30	to	16.97	22,248,163	0.96%	21.50%	to	21.20%
2019	0.00%	to	0.25%	1,248,270	14.24	to	14.00	17,557,908	0.99%	28.60%	to	28.28%
2018	0.00%	to	0.25%	1,421,451	11.07	to	10.91	15,573,441	0.89%	-19.42%	to	-19.62%
2017	0.00%	to	0.25%	1,611,171	13.74	to	13.58	21,945,501	1.45%	26.29%	to	25.98%
2016	0.00%	to	0.25%	1,248,548	10.88	to	10.78	13,484,747	1.14%	-2.12%	to	-2.36%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.00%			1,127,112	16.59			18,694,534	5.68%	3.40%
2019	0.00%			1,229,876	16.04			19,728,063	3.76%	10.80%
2018	0.00%			1,262,443	14.48			18,276,030	4.98%	-4.40%
2017	0.00%			1,257,556	15.14			19,042,650	2.28%	6.27%
2016	0.00%			1,230,121	14.25			17,527,847	4.88%	6.53%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.00%	to	0.25%	117,121	68.39	to	65.44	7,984,207	0.64%	19.93%	to	19.63%
2019	0.00%	to	0.25%	125,648	57.03	to	54.70	7,156,183	0.19%	26.47%	to	26.15%
2018	0.00%	to	0.25%	140,428	45.09	to	43.36	6,331,950	0.33%	-10.32%	to	-10.55%
2017	0.00%	to	0.25%	148,226	50.28	to	48.47	7,452,901	0.86%	14.16%	to	13.87%
2016	0.00%			160,970	44.05			7,090,228	0.52%	18.05%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.00%	to	0.25%	337,483	20.74	to	20.06	6,983,459	2.05%	13.88%	to	13.59%
2019	0.00%	to	0.25%	359,396	18.21	to	17.66	6,529,086	2.08%	21.78%	to	21.47%
2018	0.00%	to	0.25%	392,480	14.95	to	14.54	5,852,085	1.77%	-5.44%	to	-5.68%
2017	0.00%	to	0.25%	476,572	15.81	to	15.41	7,507,042	1.53%	18.27%	to	17.98%
2016	0.00%	to	0.25%	572,683	13.37	to	13.07	7,622,325	0.56%	-2.57%	to	-2.81%
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2020	0.00%	to	0.25%	77,822	63.55	to	61.11	4,866,442	0.00%	30.55%	to	30.22%
2019	0.00%	to	0.25%	87,159	48.68	to	46.93	4,180,839	0.00%	36.59%	to	36.24%
2018	0.00%	to	0.25%	73,043	35.64	to	34.44	2,564,432	0.05%	2.28%	to	2.03%
2017	0.00%	to	0.25%	465,216	34.85	to	33.76	15,991,759	0.24%	29.34%	to	29.02%
2016	0.00%	to	0.25%	615,761	26.94	to	26.17	16,376,320	0.03%	1.22%	to	0.97%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.00%	to	0.25%	900,221	16.43	to	16.08	14,536,361	7.41%	6.03%	to	5.76%
2019	0.00%	to	0.25%	1,104,637	15.49	to	15.20	16,856,499	6.24%	11.19%	to	10.91%
2018	0.00%	to	0.25%	985,689	13.94	to	13.70	13,556,304	9.55%	-2.11%	to	-2.36%
2017	0.00%	to	0.25%	2,901,171	14.24	to	14.04	40,979,338	5.48%	6.68%	to	6.41%
2016	0.00%	to	0.25%	2,885,082	13.34	to	13.19	38,252,688	7.49%	16.19%	to	15.90%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.00%	to	0.25%	172,147	37.10	to	36.30	6,307,315	0.00%	49.00%	to	48.63%
2019	0.00%	to	0.25%	209,954	24.90	to	24.43	5,160,978	0.00%	37.94%	to	37.60%
2018	0.00%	to	0.25%	214,776	18.05	to	17.75	3,832,763	0.00%	-0.06%	to	-0.31%
2017	0.00%	to	0.25%	237,680	18.06	to	17.81	4,246,448	0.00%	26.89%	to	26.58%
2016	0.00%	to	0.25%	297,974	14.23	to	14.07	4,199,956	0.00%	6.12%	to	5.85%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2020	0.00%	to	0.25%	217,442	27.23	to	26.18	5,811,124	1.68%	-3.13%	to	-3.37%
2019	0.00%	to	0.25%	258,676	28.10	to	27.09	7,127,575	1.59%	24.43%	to	24.12%
2018	0.00%	to	0.25%	284,575	22.59	to	21.83	6,297,398	1.69%	-5.57%	to	-5.81%
2017	0.00%	to	0.25%	315,454	23.92	to	23.17	7,430,087	1.29%	5.39%	to	5.12%
2016	0.00%	to	0.25%	390,460	22.70	to	22.04	8,724,567	1.05%	4.26%	to	4.01%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2020	0.00%	to	0.25%	184,422	52.94	to	51.22	9,705,505	0.00%	35.36%	to	35.02%
2019	0.00%	to	0.25%	229,430	39.11	to	37.93	8,891,601	0.00%	49.48%	to	49.11%
2018	0.00%	to	0.25%	220,024	26.16	to	25.44	5,707,888	0.00%	-5.23%	to	-5.47%
2017	0.00%	to	0.25%	581,218	27.61	to	26.91	15,816,783	0.00%	32.12%	to	31.79%
2016	0.00%	to	0.25%	651,961	20.90	to	20.42	13,447,888	0.00%	1.54%	to	1.29%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.00%	to	0.25%	1,118,044	41.85	to	40.15	45,332,340	1.50%	0.37%	to	0.12%
2019	0.00%	to	0.25%	1,104,013	41.70	to	40.10	44,615,791	1.58%	26.76%	to	26.44%
2018	0.00%	to	0.25%	1,180,431	32.90	to	31.71	37,660,658	0.98%	-11.84%	to	-12.06%
2017	0.00%	to	0.25%	1,224,199	37.31	to	36.06	44,377,807	0.81%	13.76%	to	13.48%
2016	0.00%	to	0.25%	1,056,953	32.80	to	31.78	33,768,491	0.66%	14.69%	to	14.41%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
2020	0.00%	to	0.25%	33,534	16.03	to	15.80	531,195	1.01%	13.69%	to	13.40%
2019	0.00%	to	0.25%	42,359	14.10	to	13.93	592,986	0.38%	24.58%	to	24.27%
2018	0.00%	to	0.25%	37,754	11.32	to	11.21	425,088	0.39%	-11.93%	to	-12.15%
2017	0.00%	to	0.25%	20,047	12.85	to	12.76	255,955	0.30%	15.23%	to	14.94%
2016	0.25%			9,466	11.10			105,109	0.47%	19.91%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.00%	to	0.25%	940,674	47.74	to	45.60	43,662,093	1.53%	14.03%	to	13.74%
2019	0.00%	to	0.25%	943,328	41.86	to	40.09	38,433,046	1.67%	22.27%	to	21.97%
2018	0.00%	to	0.25%	903,670	34.24	to	32.87	30,123,577	1.77%	0.43%	to	0.18%
2017	0.00%	to	0.25%	983,001	34.09	to	32.81	32,650,861	1.40%	18.13%	to	17.84%
2016	0.00%	to	0.25%	1,000,252	28.86	to	27.84	28,132,139	1.98%	4.32%	to	4.06%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.00%	to	0.25%	1,268,443	52.41	to	49.73	65,981,390	0.16%	39.03%	to	38.69%
2019	0.00%	to	0.25%	1,418,018	37.69	to	35.86	52,988,344	0.02%	36.85%	to	36.51%
2018	0.00%	to	0.25%	1,660,305	27.54	to	26.27	45,182,808	1.23%	1.72%	to	1.46%
2017	0.00%	to	0.25%	1,807,599	27.08	to	25.89	48,354,785	0.00%	29.99%	to	29.67%
2016	0.00%	to	0.25%	1,996,099	20.83	to	19.97	41,096,683	0.88%	1.94%	to	1.69%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2020	0.00%			132,469	18.73			2,481,780	0.07%	19.47%
2019	0.00%			154,605	15.68			2,424,377	0.21%	35.49%
2018	0.00%			118,018	11.57			1,365,946	0.28%	-0.41%
2017	0.00%			59,840	11.62			695,474	0.03%	16.22%			****
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.00%	to	0.25%	587,623	12.68	to	12.48	7,388,807	2.44%	10.25%	to	9.98%
2019	0.00%	to	0.25%	628,541	11.50	to	11.35	7,178,288	2.94%	9.28%	to	9.00%
2018	0.00%	to	0.25%	658,022	10.53	to	10.41	6,885,159	2.84%	-1.29%	to	-1.53%
2017	0.00%	to	0.25%	590,048	10.66	to	10.58	6,253,498	2.47%	3.35%	to	3.10%
2016	0.00%	to	0.25%	1,347,630	10.32	to	10.26	13,834,191	2.43%	2.22%	to	1.97%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.00%	to	0.25%	1,262,083	35.21	to	33.42	44,019,614	0.00%	50.73%	to	50.35%
2019	0.00%	to	0.25%	1,245,624	23.36	to	22.23	28,876,527	0.43%	44.82%	to	44.46%
2018	0.00%	to	0.25%	1,466,235	16.13	to	15.39	23,412,937	1.05%	0.91%	to	0.66%
2017	0.00%	to	0.25%	1,474,567	15.99	to	15.29	23,375,459	0.44%	44.91%	to	44.55%
2016	0.00%	to	0.25%	1,367,724	11.03	to	10.57	14,991,999	0.09%	13.85%	to	13.57%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.00%	to	0.25%	1,133,790	21.25	to	20.16	23,867,458	1.22%	16.02%	to	15.73%
2019	0.00%	to	0.25%	1,200,849	18.31	to	17.42	21,781,509	1.84%	26.71%	to	26.39%
2018	0.00%	to	0.25%	1,298,483	14.45	to	13.78	18,565,042	1.66%	-15.14%	to	-15.35%
2017	0.00%	to	0.25%	1,399,934	17.03	to	16.28	23,603,457	1.58%	30.80%	to	30.48%
2016	0.00%	to	0.25%	1,506,768	13.02	to	12.48	19,431,410	5.11%	-6.71%	to	-6.94%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.00%	to	0.25%	1,928,138	21.94	to	21.69	41,970,299	0.00%	19.18%	to	18.89%
2019	0.00%	to	0.25%	1,803,875	18.41	to	18.24	33,015,545	0.05%	35.16%	to	34.82%
2018	0.00%	to	0.25%	1,614,203	13.62	to	13.53	21,901,072	0.13%	-0.66%	to	-0.91%
2017	0.00%	to	0.25%	1,484,183	13.71	to	13.66	20,303,080	0.74%	27.09%	to	26.77%
2016	0.00%	to	0.25%	457,212	10.79	to	10.77	4,926,666	0.40%	7.90%	to	7.72%	****
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)
2020	0.20%	to	0.25%	38,491	21.68	to	21.56	834,228	1.06%	-1.41%	to	-1.46%
2019	0.20%	to	0.25%	40,695	21.99	to	21.88	894,638	1.46%	29.79%	to	29.72%
2018	0.20%	to	0.25%	53,472	16.94	to	16.87	905,705	0.83%	-13.99%	to	-14.04%
2017	0.20%	to	0.25%	80,340	19.70	to	19.62	1,582,383	0.65%	13.40%	to	13.35%
2016	0.00%	to	0.25%	82,367	17.60	to	17.31	1,432,096	0.82%	18.76%	to	18.47%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.00%	to	0.25%	1,040,798	12.60	to	12.27	12,882,704	2.51%	-1.27%	to	-1.52%
2019	0.00%	to	0.25%	1,217,379	12.76	to	12.46	15,279,275	0.79%	18.14%	to	17.85%
2018	0.00%	to	0.25%	2,023,340	10.80	to	10.57	21,507,124	1.42%	-18.56%	to	-18.76%
2017	0.00%	to	0.25%	3,009,423	13.27	to	13.01	39,329,049	1.77%	27.82%	to	27.51%
2016	0.00%	to	0.25%	3,028,245	10.38	to	10.21	31,006,169	1.04%	20.78%	to	20.48%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2020	0.00%	to	0.25%	625,712	45.95	to	44.45	28,098,311	0.00%	43.26%	to	42.90%
2019	0.00%	to	0.25%	652,734	32.07	to	31.10	20,470,815	0.00%	26.87%	to	26.56%
2018	0.00%	to	0.25%	717,325	25.28	to	24.58	17,759,007	0.00%	3.44%	to	3.18%
2017	0.00%	to	0.25%	602,145	24.44	to	23.82	14,408,860	0.00%	24.26%	to	23.96%
2016	0.00%	to	0.25%	634,718	19.67	to	19.22	12,235,290	0.00%	5.80%	to	5.54%
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2020	0.10%	to	0.25%	82,684	83.04	to	80.79	6,747,501	0.00%	33.95%	to	33.75%
2019	0.10%	to	0.25%	103,709	61.99	to	60.40	6,323,881	0.00%	36.25%	to	36.04%
2018	0.20%	to	0.25%	138,622	44.76	to	44.40	6,172,909	0.00%	-4.13%	to	-4.17%
2017	0.00%	to	0.25%	148,839	48.14	to	46.33	6,920,191	0.00%	27.24%	to	26.92%
2016	0.00%	to	0.25%	151,250	37.84	to	36.51	5,538,114	0.42%	5.57%	to	5.31%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2020	0.00%	to	0.25%	302,161	14.24	to	14.00	4,246,211	3.85%	7.30%	to	7.04%
2019	0.00%	to	0.25%	313,730	13.27	to	13.08	4,106,436	4.58%	13.35%	to	13.07%
2018	0.00%	to	0.25%	260,383	11.71	to	11.57	3,013,495	4.66%	-4.02%	to	-4.26%
2017	0.00%	to	0.25%	248,802	12.20	to	12.09	3,007,551	4.42%	9.21%	to	8.94%
2016	0.20%	to	0.25%	226,991	11.11	to	11.09	2,518,441	5.09%	11.91%	to	11.85%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2020	0.10%			43	24.67			1,061	0.17%	2.39%
2019	0.00%	to	0.25%	491	24.45	to	23.57	11,919	0.97%	22.64%	to	22.34%
2018	0.00%	to	0.25%	467	19.94	to	19.27	9,231	0.67%	-15.04%	to	-15.25%
2017	0.00%	to	0.25%	497	23.46	to	22.73	11,571	0.25%	6.83%	to	6.56%
2016	0.00%	to	0.25%	5,533	21.96	to	21.33	118,289	0.51%	16.39%	to	16.10%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.00%	to	0.25%	2,143,345	11.37	to	11.24	24,171,910	2.93%	3.13%	to	2.87%
2019	0.00%	to	0.25%	1,956,169	11.03	to	10.93	21,417,644	3.53%	5.06%	to	4.79%
2018	0.00%	to	0.25%	1,808,605	10.50	to	10.43	18,872,525	3.81%	1.15%	to	0.90%
2017	0.20%	to	0.25%	1,393,388	10.35	to	10.34	14,405,924	3.55%	1.99%	to	1.93%
2016	0.20%	to	0.25%	1,181,419	10.14			11,980,773	4.09%	1.44%	to	1.40%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.00%	to	0.25%	3,073,147	12.26	to	12.09	37,251,155	2.53%	7.43%	to	7.16%
2019	0.00%	to	0.25%	2,753,771	11.41	to	11.28	31,140,927	2.97%	8.41%	to	8.14%
2018	0.00%	to	0.25%	2,164,849	10.53	to	10.43	22,624,297	3.23%	-1.03%	to	-1.27%
2017	0.00%	to	0.25%	1,886,225	10.64	to	10.57	19,954,760	3.01%	3.86%	to	3.61%
2016	0.00%	to	0.25%	1,122,526	10.24	to	10.20	11,458,058	3.23%	4.26%	to	4.00%
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)
2020	0.20%			3,986	11.15			44,443	0.38%	11.50%			****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2020	0.00%	to	0.25%	81,625	18.10	to	17.98	1,471,978	0.00%	36.12%	to	35.78%
2019	0.00%	to	0.25%	18,803	13.29	to	13.24	249,236	0.00%	38.28%	to	37.93%
2018	0.00%	to	0.25%	17,017	9.61	to	9.60	163,437	0.00%	-3.86%	to	-4.02%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2020	0.00%			63,827	37.44			2,389,820	0.00%	45.89%
2019	0.00%			56,254	25.67			1,443,769	0.00%	41.70%
2018	0.00%			48,699	18.11			882,052	0.00%	-1.48%
2017	0.00%			28,555	18.38			524,942	0.00%	26.65%
2016	0.00%			23,315	14.51			338,410	0.00%	9.05%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.00%	to	0.25%	97,110	36.64	to	35.86	3,526,600	0.00%	45.58%	to	45.22%
2019	0.00%	to	0.25%	32,582	25.17	to	24.69	816,382	0.00%	41.27%	to	40.92%
2018	0.00%	to	0.25%	29,829	17.82	to	17.52	530,286	0.00%	-1.72%	to	-1.96%
2017	0.00%	to	0.25%	32,546	18.13	to	17.87	588,335	0.00%	26.33%	to	26.02%
2016	0.20%	to	0.25%	5,578	14.22	to	14.18	79,121	0.00%	8.58%	to	8.53%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2020	0.00%			206,954	23.22			4,805,134	0.46%	22.53%
2019	0.00%			230,941	18.95			4,376,288	0.60%	39.95%
2018	0.00%			229,541	13.54			3,108,024	0.58%	0.81%
2017	0.00%			251,410	13.43			3,376,803	0.65%	28.42%
2016	0.00%			271,340	10.46			2,837,846	0.60%	6.08%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	0.00%	to	0.25%	2,635,490	14.33	to	14.12	37,528,717	0.21%	12.71%	to	12.43%
2019	0.00%	to	0.25%	2,182,472	12.71	to	12.56	27,601,876	0.24%	27.67%	to	27.35%
2018	0.00%	to	0.25%	87,513	9.96	to	9.86	865,005	1.28%	-14.32%	to	-14.53%
2017	0.00%	to	0.25%	140,953	11.62	to	11.54	1,628,346	1.07%	27.90%	to	27.58%
2016	0.20%	to	0.25%	287,386	9.05			2,599,441	1.34%	-1.11%	to	-1.16%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2020	0.00%			1,076	13.78			14,823	0.41%	37.76%			****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	0.00%	to	0.25%	120,414	11.41	to	11.36	1,369,174	1.33%	3.67%	to	3.41%
2019	0.20%	to	0.25%	902	10.99			9,912	0.00%	9.90%	to	9.86%	****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2020	0.00%	to	0.25%	88,920	19.79	to	19.46	1,738,664	1.11%	15.06%	to	14.77%
2019	0.00%	to	0.25%	144,468	17.20	to	16.96	2,454,672	1.32%	28.87%	to	28.55%
2018	0.20%	to	0.25%	173,610	13.22	to	13.19	2,291,750	1.32%	-8.17%	to	-8.22%
2017	0.20%	to	0.25%	69,728	14.40	to	14.37	1,002,295	1.31%	20.23%	to	20.17%
2016	0.20%	to	0.25%	56,347	11.98	to	11.96	673,978	1.20%	7.96%	to	7.91%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.00%			209,472	51.20			10,724,980	1.59%	3.48%
2019	0.00%			230,589	49.48			11,409,669	2.10%	29.80%
2018	0.00%			262,410	38.12			10,003,144	1.49%	-10.09%
2017	0.00%			318,782	42.40			13,515,237	1.92%	17.65%
2016	0.00%			332,771	36.04			11,991,713	2.16%	14.09%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.00%	to	0.25%	4,050,767	24.60	to	23.80	97,058,379	1.31%	3.22%	to	2.96%
2019	0.00%	to	0.25%	3,683,177	23.83	to	23.11	85,548,086	1.87%	29.51%	to	29.18%
2018	0.00%	to	0.25%	4,057,097	18.40	to	17.89	72,846,194	1.32%	-10.36%	to	-10.58%
2017	0.00%	to	0.25%	4,097,326	20.53	to	20.01	82,242,780	1.81%	17.35%	to	17.06%
2016	0.00%	to	0.25%	3,786,227	17.49	to	17.09	64,920,421	2.00%	13.78%	to	13.49%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2020	0.00%			23,851	12.70			302,884	1.73%	15.84%
2019	0.00%			11,023	10.96			120,843	0.40%	9.63%			****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.00%	to	0.25%	2,828,148	40.23	to	39.08	111,199,442	0.78%	20.21%	to	19.91%
2019	0.00%	to	0.25%	3,016,906	33.47	to	32.59	98,737,788	1.50%	25.65%	to	25.34%
2018	0.00%	to	0.25%	3,148,318	26.64	to	26.00	82,138,111	0.86%	-9.72%	to	-9.95%
2017	0.00%	to	0.25%	3,580,987	29.51	to	28.87	103,804,494	1.35%	26.82%	to	26.50%
2016	0.00%	to	0.25%	3,598,366	23.27	to	22.83	82,415,948	1.15%	3.84%	to	3.58%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2020	0.00%	to	0.25%	298,146	12.03	to	11.92	3,561,325	2.76%	8.17%	to	7.90%
2019	0.25%			109,591	11.04			1,210,363	1.84%	9.65%
2018	0.25%			23,116	10.07			232,843	2.90%	-1.58%
2017	0.25%			9,484	10.23			97,060	0.00%	2.34%			****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.00%	to	0.25%	174,553	44.88	to	42.72	7,877,711	4.42%	5.55%	to	5.28%
2019	0.00%	to	0.25%	192,075	42.52	to	40.58	8,154,321	5.29%	14.25%	to	13.97%
2018	0.00%	to	0.25%	207,015	37.22	to	35.61	7,571,021	7.47%	-6.94%	to	-7.18%
2017	0.00%	to	0.25%	524,587	39.99	to	38.36	24,398,279	5.49%	9.71%	to	9.44%
2016	0.00%	to	0.25%	507,033	36.45	to	35.05	21,693,860	6.88%	10.55%	to	10.28%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)
2020	0.00%	to	0.25%	129,598	88.53	to	85.65	11,234,029	0.00%	117.31%	to	116.77%
2019	0.00%	to	0.25%	105,709	40.74	to	39.51	4,212,977	0.00%	31.81%	to	31.48%
2018	0.00%	to	0.25%	70,519	30.91	to	30.05	2,142,311	0.00%	7.54%	to	7.27%
2017	0.00%	to	0.25%	91,342	28.74	to	28.02	2,577,089	0.00%	43.15%	to	42.79%
2016	0.00%	to	0.25%	81,298	20.08	to	19.62	1,601,538	0.00%	-1.64%	to	-1.88%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.00%			123,213	21.24			2,616,433	2.90%	7.80%
2019	0.00%			115,319	19.70			2,271,641	4.03%	10.88%
2018	0.00%			117,770	17.77			2,092,287	2.53%	-0.65%
2017	0.00%			133,523	17.88			2,387,701	3.17%	6.24%
2016	0.00%			118,983	16.83			2,002,670	2.08%	6.11%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2020	0.00%	to	0.25%	59,566	84.11	to	79.87	4,810,306	0.00%	152.30%	to	151.67%
2019	0.00%	to	0.25%	73,374	33.34	to	31.74	2,355,735	0.00%	40.11%	to	39.76%
2018	0.00%	to	0.25%	168,880	23.79	to	22.71	3,847,166	0.00%	10.65%	to	10.37%
2017	0.00%	to	0.25%	229,681	21.50	to	20.58	4,737,853	0.00%	38.76%	to	38.42%
2016	0.00%	to	0.25%	372,666	15.50	to	14.86	5,557,051	0.00%	-8.78%	to	-9.01%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	0.00%	to	0.25%	95,339	51.76	to	47.71	5,211,568	2.41%	-16.85%	to	-17.06%
2019	0.00%	to	0.25%	160,729	62.25	to	57.53	10,593,341	1.85%	18.94%	to	18.64%
2018	0.10%	to	0.25%	174,180	52.34	to	48.49	9,200,872	2.83%	-7.71%	to	-7.95%
2017	0.10%	to	0.25%	288,035	66.09	to	52.67	16,012,798	1.53%	3.01%	to	2.85%
2016	0.10%	to	0.25%	338,494	64.16	to	51.21	18,264,129	1.38%	6.71%	to	6.55%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.00%	to	0.25%	394,939	11.90	to	11.52	4,579,745	4.58%	-14.85%	to	-15.06%
2019	0.00%	to	0.25%	421,903	13.98	to	13.56	5,747,394	2.42%	18.06%	to	17.76%
2018	0.00%	to	0.25%	449,700	11.84	to	11.51	5,193,412	3.12%	-8.20%	to	-8.43%
2017	0.00%	to	0.25%	395,703	12.90	to	12.57	4,985,540	2.33%	9.71%	to	9.43%
2016	0.00%	to	0.25%	422,599	11.76	to	11.49	4,870,267	1.40%	3.12%	to	2.86%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.00%			13,280	11.26			149,535	2.25%	3.74%
2019	0.00%			12,047	10.85			130,758	5.61%	6.59%
2018	0.00%			252	10.18			2,566	2.69%	1.83%			****
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.00%	to	0.10%	407,494	37.49	to	30.98	14,694,030	1.79%	3.63%	to	3.53%
2019	0.00%	to	0.10%	419,411	36.18	to	29.93	14,598,789	1.84%	27.31%	to	27.18%
2018	0.00%	to	0.25%	432,609	28.41	to	22.80	11,875,575	1.82%	-7.26%	to	-7.49%
2017	0.00%	to	0.25%	422,158	30.64	to	24.65	12,592,208	3.11%	18.00%	to	17.70%
2016	0.00%	to	0.25%	449,740	25.97	to	20.94	11,423,040	2.70%	17.89%	to	17.59%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.00%	to	0.25%	5,067,964	25.53	to	20.67	115,933,592	2.07%	6.08%	to	5.82%
2019	0.00%	to	0.25%	6,370,399	24.07	to	19.53	137,541,891	2.47%	6.27%	to	6.00%
2018	0.00%	to	0.25%	3,491,610	22.65	to	18.43	70,324,102	2.63%	-0.05%	to	-0.30%
2017	0.00%	to	0.25%	2,620,662	22.66	to	18.48	52,579,295	2.14%	2.08%	to	1.83%
2016	0.00%	to	0.25%	2,681,148	22.20	to	18.15	53,132,962	1.93%	0.74%	to	0.49%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.00%	to	0.25%	390,436	37.72	to	35.86	14,598,254	1.91%	13.30%	to	13.02%
2019	0.00%	to	0.25%	459,444	33.29	to	31.73	15,137,344	2.40%	22.95%	to	22.64%
2018	0.00%	to	0.25%	532,915	27.08	to	25.87	14,229,176	0.68%	-17.42%	to	-17.62%
2017	0.00%	to	0.25%	564,747	32.79	to	31.40	18,301,969	1.42%	41.50%	to	41.15%
2016	0.00%	to	0.25%	533,999	23.17	to	22.25	12,233,957	0.82%	7.72%	to	7.45%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.00%	to	0.25%	742,550	22.69	to	21.57	16,641,951	1.15%	7.95%	to	7.68%
2019	0.00%	to	0.25%	882,785	21.02	to	20.03	18,303,355	2.57%	19.12%	to	18.82%
2018	0.00%	to	0.25%	959,672	17.65	to	16.86	16,670,300	2.05%	-14.53%	to	-14.75%
2017	0.00%	to	0.25%	945,696	20.65	to	19.78	19,235,070	1.80%	27.45%	to	27.13%
2016	0.00%	to	0.25%	1,036,347	16.20	to	15.55	16,611,416	2.14%	0.87%	to	0.62%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.00%			464,253	26.94			12,507,621	1.56%	12.00%
2019	0.00%			562,207	24.06			13,524,090	1.66%	20.78%
2018	0.00%			565,512	19.92			11,262,919	1.19%	-4.98%
2017	0.00%			597,989	20.96			12,533,765	1.14%	15.79%
2016	0.00%			511,729	18.10			9,262,950	1.92%	9.00%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.00%			121,550	16.42			1,996,303	2.44%	9.21%
2019	0.00%			117,649	15.04			1,769,359	1.93%	8.98%
2018	0.00%			109,099	13.80			1,505,534	2.41%	-1.07%
2017	0.00%			93,773	13.95			1,308,080	1.22%	3.21%
2016	0.00%			101,604	13.52			1,373,217	2.37%	2.65%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.00%			286,326	38.57			11,043,235	0.65%	29.93%
2019	0.00%			315,449	29.68			9,363,899	0.65%	34.78%
2018	0.00%			360,690	22.02			7,944,061	0.23%	-9.42%
2017	0.00%			374,171	24.32			9,098,183	0.70%	30.97%
2016	0.00%			393,395	18.57			7,303,931	1.45%	0.19%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.00%			174,770	28.37			4,957,599	1.61%	13.08%
2019	0.00%			192,818	25.09			4,836,973	1.34%	25.67%
2018	0.00%			192,213	19.96			3,836,977	1.02%	-2.18%
2017	0.00%			187,941	20.41			3,835,490	1.40%	21.93%
2016	0.00%			195,828	16.74			3,277,768	1.12%	11.09%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.00%			401,826	48.38			19,440,206	0.69%	51.49%
2019	0.00%			400,269	31.93			12,782,566	0.34%	30.29%
2018	0.00%			456,682	24.51			11,193,967	0.31%	-0.66%
2017	0.00%			481,969	24.67			11,891,807	0.31%	27.80%
2016	0.00%			505,916	19.31			9,767,654	0.22%	9.06%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.00%	to	0.25%	3,367,702	35.08	to	33.46	116,794,221	0.22%	12.33%	to	12.05%
2019	0.00%	to	0.25%	3,434,675	31.23	to	29.86	106,181,074	2.12%	21.83%	to	21.52%
2018	0.00%	to	0.25%	3,530,534	25.64	to	24.57	89,703,320	1.62%	-7.73%	to	-7.96%
2017	0.00%	to	0.25%	3,649,477	27.78	to	26.70	100,601,959	1.65%	16.68%	to	16.39%
2016	0.00%	to	0.25%	3,657,818	23.81	to	22.94	86,550,055	1.78%	8.48%	to	8.21%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.00%	to	0.25%	908,828	25.99	to	24.79	23,247,069	0.14%	8.55%	to	8.28%
2019	0.00%	to	0.25%	920,683	23.94	to	22.89	21,791,562	2.50%	13.48%	to	13.20%
2018	0.00%	to	0.25%	780,720	21.10	to	20.22	16,309,541	1.94%	-3.73%	to	-3.97%
2017	0.00%	to	0.25%	807,105	21.91	to	21.06	17,560,149	1.86%	9.21%	to	8.94%
2016	0.00%	to	0.25%	847,141	20.07	to	19.33	16,894,695	2.02%	5.70%	to	5.44%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	0.00%			399,563	27.24			10,882,142	2.17%	34.11%
2019	0.00%			324,557	23.04			7,478,746	2.18%	31.16%
2018	0.00%			346,411	17.57			6,086,140	1.78%	-4.62%
2017	0.00%			349,606	18.42			6,439,645	1.82%	21.53%
2016	0.00%			333,583	15.16			5,056,016	2.31%	11.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.00%	to	0.25%	1,229,338	37.45	to	35.72	45,170,734	0.22%	12.82%	to	12.53%
2019	0.00%	to	0.25%	1,302,019	33.20	to	31.74	42,423,465	2.07%	23.73%	to	23.42%
2018	0.00%	to	0.25%	1,291,051	26.83	to	25.72	34,020,063	1.51%	-8.85%	to	-9.08%
2017	0.00%	to	0.25%	1,324,607	29.44	to	28.29	38,390,868	1.77%	18.43%	to	18.13%
2016	0.00%	to	0.25%	940,743	24.86	to	23.95	23,255,440	1.68%	9.47%	to	9.19%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.00%	to	0.25%	804,039	21.29	to	20.31	16,784,610	0.10%	6.71%	to	6.45%
2019	0.00%	to	0.25%	728,384	19.95	to	19.08	14,277,476	2.19%	9.53%	to	9.26%
2018	0.00%	to	0.25%	714,180	18.21	to	17.46	12,796,172	1.98%	-1.80%	to	-2.05%
2017	0.00%	to	0.25%	734,293	18.55	to	17.82	13,438,074	2.07%	5.68%	to	5.42%
2016	0.00%	to	0.25%	799,851	17.55	to	16.91	13,812,389	2.24%	4.26%	to	4.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.00%	to	0.25%	2,723,052	30.36	to	28.95	81,778,533	0.14%	10.34%	to	10.07%
2019	0.00%	to	0.25%	2,741,076	27.51	to	26.30	74,720,712	2.15%	17.74%	to	17.45%
2018	0.00%	to	0.25%	2,908,368	23.36	to	22.40	67,402,444	1.92%	-5.68%	to	-5.92%
2017	0.00%	to	0.25%	2,859,045	24.77	to	23.80	70,381,426	1.81%	12.93%	to	12.65%
2016	0.00%	to	0.25%	2,881,380	21.94	to	21.13	62,909,448	1.83%	7.14%	to	6.88%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.00%			301,847	13.04			3,935,044	2.48%	7.34%
2019	0.00%			249,031	12.15			3,024,582	3.42%	21.42%
2018	0.00%			230,301	10.00			2,303,744	2.48%	-13.90%
2017	0.00%			232,560	11.62			2,701,863	2.67%	24.56%
2016	0.00%	to	0.25%	247,534	9.33	to	9.10	2,308,841	2.46%	0.75%	to	0.50%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.00%	to	0.25%	608,701	36.85	to	36.05	22,064,177	5.31%	6.02%	to	5.75%
2019	0.00%	to	0.25%	689,566	34.76	to	34.09	23,640,241	5.42%	14.74%	to	14.45%
2018	0.00%	to	0.25%	798,649	30.29	to	29.78	23,884,052	6.16%	-3.00%	to	-3.24%
2017	0.00%	to	0.25%	760,714	31.23	to	30.78	23,508,545	5.56%	6.76%	to	6.49%
2016	0.00%	to	0.25%	764,369	29.25	to	28.90	22,163,019	5.76%	14.16%	to	13.87%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2020	0.00%			1,075	14.24			15,308	0.11%	6.59%
2019	0.00%			1,464	13.36			19,559	1.95%	15.52%
2018	0.00%			2,366	11.56			27,362	1.96%	-5.82%
2017	0.00%			3,468	12.28			42,586	3.31%	17.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2020	0.00%			628	13.45			8,449	0.13%	4.83%
2019	0.00%			599	12.83			7,688	2.77%	13.37%
2017	0.00%			7	11.96			84	1.18%	14.30%
2016	0.00%			77	10.47			806	12.37%	5.94%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.00%	to	0.25%	1,913,851	83.25	to	55.06	123,638,238	1.19%	13.11%	to	12.83%
2019	0.00%	to	0.25%	2,062,940	73.60	to	48.80	117,003,328	1.37%	25.65%	to	25.34%
2018	0.00%	to	0.25%	2,209,081	58.57	to	38.94	98,969,534	1.32%	-11.38%	to	-11.61%
2017	0.00%	to	0.25%	2,365,493	66.10	to	44.05	120,817,110	1.08%	15.78%	to	15.49%
2016	0.00%	to	0.25%	2,420,022	57.09	to	38.14	107,613,758	1.29%	20.29%	to	19.99%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.00%	to	0.25%	379,111	28.36	to	25.34	10,564,120	3.47%	4.06%	to	3.80%
2019	0.00%	to	0.25%	416,531	27.26	to	24.41	11,150,443	4.93%	9.17%	to	8.90%
2018	0.00%	to	0.25%	456,560	24.97	to	22.42	11,082,366	2.78%	-2.34%	to	-2.59%
2017	0.00%	to	0.25%	481,385	25.57	to	23.01	12,023,718	4.65%	6.33%	to	6.07%
2016	0.00%	to	0.25%	505,737	24.04	to	21.70	11,910,627	3.30%	8.65%	to	8.38%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2020	0.00%			6,632	13.99			92,776	0.94%	7.53%
2019	0.00%			9,171	13.01			119,305	2.87%	15.59%
2018	0.00%			7,902	11.25			88,929	2.72%	-6.79%
2017	0.00%			4,793	12.07			57,867	1.81%	17.98%
2016	0.00%			4,715	10.23			48,251	3.18%	6.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2020	0.00%			1,449	13.27			19,227	0.62%	5.32%
2019	0.00%			385	12.60			4,850	1.59%	14.05%
2017	0.00%			8	11.85			95	1.12%	14.96%
2016	0.00%			78	10.31			804	0.88%	5.74%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.25%			5,403	10.18			55,000	0.45%	1.26%			****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2020	0.00%			76,088	10.26			780,459	0.00%	7.42%			****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.00%			990,802	35.92			35,592,148	1.63%	1.49%
2019	0.00%			1,163,109	35.39			41,167,002	2.68%	26.95%
2018	0.00%			1,267,871	27.88			35,347,777	1.42%	-9.35%
2017	0.00%			1,357,653	30.75			41,754,065	1.69%	8.67%
2016	0.00%			1,455,365	28.30			41,186,313	2.38%	20.44%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.00%	to	0.25%	1,715,353	11.86	to	11.85	20,332,539	1.38%	18.55%	to	18.46%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.00%	to	0.25%	30,603,276	12.57	to	12.36	381,622,725	2.21%	7.20%	to	6.93%
2019	0.00%	to	0.25%	22,483,412	11.72	to	11.56	302,908,062	3.06%	8.40%	to	8.13%
2018	0.00%	to	0.25%	16,799,978	10.81	to	10.69	180,438,802	2.58%	-0.36%	to	-0.61%
2017	0.00%	to	0.25%	16,764,981	10.85	to	10.75	181,026,501	3.00%	3.12%	to	2.86%
2016	0.00%	to	0.25%	9,423,378	10.53	to	10.46	98,726,317	2.31%	2.26%	to	2.01%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.00%			214,351	17.38			3,724,668	3.03%	7.01%
2019	0.00%			160,810	16.24			2,611,223	3.18%	8.94%
2018	0.00%			136,733	14.91			2,038,006	3.51%	-0.42%
2017	0.00%			126,280	14.97			1,890,127	3.21%	4.40%
2016	0.00%			115,114	14.34			1,650,436	3.79%	5.35%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2020	0.00%	to	0.25%	207,791	21.55	to	28.56	4,477,882	0.97%	11.67%	to	11.39%
2019	0.00%	to	0.25%	209,609	19.30	to	25.64	4,056,901	2.90%	20.22%	to	19.92%
2018	0.00%	to	0.25%	264,163	16.05	to	21.38	4,249,918	2.03%	-8.04%	to	-8.27%
2017	0.00%	to	0.25%	352,112	17.46	to	23.31	6,176,724	1.63%	16.01%	to	15.72%
2016	0.00%	to	0.25%	414,927	15.05	to	20.14	6,261,130	2.87%	7.32%	to	7.05%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2020	0.00%	to	0.25%	251,827	16.90	to	17.52	4,303,945	0.26%	7.69%	to	7.42%
2019	0.00%	to	0.25%	189,973	15.69	to	16.31	2,997,897	3.06%	10.77%	to	10.50%
2018	0.00%	to	0.25%	167,055	14.17	to	14.76	2,377,843	2.02%	-2.51%	to	-2.75%
2017	0.00%	to	0.25%	259,595	14.53	to	15.17	3,788,844	2.12%	6.35%	to	6.09%
2016	0.00%	to	0.25%	290,101	13.66	to	14.30	3,980,590	2.61%	4.81%	to	4.55%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2020	0.00%	to	0.25%	347,046	22.06	to	30.87	7,741,165	1.11%	12.36%	to	12.08%
2019	0.00%	to	0.25%	360,913	19.63	to	27.54	7,167,318	2.97%	22.32%	to	22.02%
2018	0.00%	to	0.25%	383,832	16.05	to	22.57	6,255,071	2.04%	-9.39%	to	-9.62%
2017	0.00%	to	0.25%	445,041	17.71	to	24.97	8,032,341	1.63%	18.16%	to	17.86%
2016	0.00%	to	0.25%	448,324	14.99	to	21.19	6,816,853	2.72%	7.69%	to	7.42%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2020	0.00%	to	0.25%	151,817	18.86	to	21.46	2,877,906	0.55%	9.15%	to	8.88%
2019	0.00%	to	0.25%	133,143	17.28	to	19.71	2,325,027	2.90%	14.28%	to	13.99%
2018	0.00%	to	0.25%	152,838	15.12	to	17.29	2,332,907	1.78%	-4.68%	to	-4.92%
2017	0.00%	to	0.25%	266,273	15.87	to	18.19	4,259,683	1.89%	10.08%	to	9.80%
2016	0.00%	to	0.25%	300,175	14.41	to	16.56	4,358,449	2.66%	5.99%	to	5.73%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2020	0.00%	to	0.25%	396,875	20.68	to	26.00	8,530,891	0.86%	10.77%	to	10.49%
2019	0.00%	to	0.25%	388,182	18.67	to	23.53	7,459,140	2.94%	18.32%	to	18.03%
2018	0.00%	to	0.25%	375,704	15.78	to	19.94	6,023,849	2.20%	-7.07%	to	-7.30%
2017	0.00%	to	0.25%	380,324	16.98	to	21.51	6,483,856	1.79%	14.05%	to	13.77%
2016	0.00%	to	0.25%	463,170	14.89	to	18.91	6,922,714	2.75%	6.82%	to	6.55%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2020	0.00%	to	0.25%	143,568	22.52	to	34.14	3,304,285	1.16%	12.74%	to	12.46%
2019	0.00%	to	0.25%	149,689	19.98	to	30.36	3,045,331	2.84%	24.15%	to	23.84%
2018	0.00%	to	0.25%	190,615	16.09	to	24.51	3,108,220	1.88%	-10.72%	to	-10.95%
2017	0.00%	to	0.25%	256,531	18.03	to	27.53	4,685,958	1.35%	19.99%	to	19.69%
2016	0.00%	to	0.25%	257,360	15.02	to	23.00	3,902,437	2.47%	8.33%	to	8.06%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2020	0.00%	to	0.25%	319,255	19.69	to	23.52	6,423,916	0.66%	9.71%	to	9.44%
2019	0.00%	to	0.25%	362,954	17.95	to	21.50	6,599,413	2.84%	16.29%	to	16.00%
2018	0.00%	to	0.25%	391,200	15.44	to	18.53	6,082,785	1.65%	-6.04%	to	-6.28%
2017	0.00%	to	0.25%	1,908,299	16.43	to	19.77	36,270,215	0.60%	12.01%	to	11.73%
2016	0.00%	to	0.25%	10,166,375	14.67	to	17.70	179,948,748	2.76%	6.28%	to	6.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.00%			91,064	23.69			2,157,666	0.13%	9.41%
2019	0.00%			88,203	21.66			1,910,205	2.32%	15.34%
2018	0.00%			85,642	18.78			1,608,052	1.94%	-4.85%
2017	0.00%			88,042	19.73			1,737,360	1.86%	11.13%
2016	0.00%			89,591	17.76			1,590,862	1.94%	6.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.00%			27,253	29.45			802,530	0.18%	11.62%
2019	0.00%			30,410	26.38			802,282	2.09%	19.94%
2018	0.00%			32,130	22.00			706,736	1.74%	-6.47%
2017	0.00%			34,138	23.52			802,848	1.66%	14.81%
2016	0.00%			37,033	20.48			758,600	1.87%	7.74%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2020	0.00%			14,775	10.82			159,917	0.00%	8.24%			****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.00%			22,193	11.32			251,187	1.49%	7.12%
2019	0.00%			11,457	10.57			121,050	1.08%	5.66%			****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.00%			3,002	12.58			37,771	1.68%	15.76%
2019	0.00%			1,703	10.87			18,510	0.58%	8.69%			****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2020	0.00%			98,504	10.72			1,056,414	0.00%	7.25%			****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.00%			16,029	13.17			211,067	0.98%	7.69%
2019	0.00%			16,404	12.23			200,590	2.30%	18.91%
2018	0.00%			18,710	10.28			192,399	1.82%	-14.80%
2017	0.00%			19,184	12.07			231,546	1.53%	27.07%
2016	0.00%			19,769	9.50			187,771	1.93%	0.63%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	0.00%	to	0.25%	2,414,969	12.96	to	12.75	30,959,979	2.52%	7.53%	to	7.27%
2019	0.00%	to	0.25%	2,374,544	12.05	to	11.88	28,315,323	3.43%	21.77%	to	21.46%
2018	0.00%	to	0.25%	2,384,652	9.90	to	9.78	23,397,777	2.12%	-13.81%	to	-14.03%
2017	0.00%	to	0.25%	3,314,850	11.48	to	11.38	37,811,091	3.00%	24.88%	to	24.57%
2016	0.00%	to	0.25%	2,805,657	9.19	to	9.13	25,664,925	3.07%	0.92%	to	0.67%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2020	0.00%			120,503	18.90			2,277,107	3.04%	9.31%
2019	0.00%			117,469	17.29			2,030,781	3.22%	9.89%
2018	0.00%			127,441	15.73			2,004,980	2.77%	-1.20%
2017	0.00%			122,014	15.92			1,942,992	2.32%	3.94%
2016	0.00%			145,090	15.32			2,222,841	2.98%	3.70%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.00%			1,114,827	20.16			22,475,770	0.98%	51.04%
2019	0.00%			1,200,666	13.35			16,026,199	1.23%	33.15%
2018	0.00%			1,318,529	10.02			13,217,896	1.09%	-16.46%
2017	0.00%			1,364,483	12.00			16,373,011	1.23%	25.77%
2016	0.00%			1,476,548	9.54			14,087,207	1.44%	-2.12%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.00%			428,631	11.78			5,050,061	0.00%	17.82%			****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.00%	to	0.25%	487,140	36.33	to	35.20	17,642,372	0.00%	30.09%	to	29.77%
2019	0.00%	to	0.25%	542,567	27.93	to	27.12	15,086,794	4.06%	30.53%	to	30.20%
2018	0.00%	to	0.25%	606,571	21.39	to	20.83	12,927,838	0.31%	-3.08%	to	-3.32%
2017	0.00%	to	0.25%	624,433	22.07	to	21.55	13,741,353	0.35%	30.20%	to	29.88%
2016	0.00%	to	0.25%	702,223	16.95	to	16.59	11,876,806	0.89%	2.19%	to	1.94%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.00%	to	0.25%	1,518,258	44.97	to	43.57	68,167,277	0.00%	60.90%	to	60.50%
2019	0.00%	to	0.25%	1,543,482	27.95	to	27.14	43,080,056	0.00%	37.25%	to	36.91%
2018	0.00%	to	0.25%	1,712,714	20.36	to	19.83	34,827,130	0.00%	-6.85%	to	-7.08%
2017	0.00%	to	0.25%	1,786,642	21.86	to	21.34	39,018,652	0.00%	27.74%	to	27.42%
2016	0.00%	to	0.25%	2,572,757	17.11	to	16.75	43,899,908	0.00%	6.47%	to	6.20%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.00%	to	0.25%	302,109	26.78	to	25.94	8,001,705	2.18%	-1.07%	to	-1.32%
2019	0.00%	to	0.25%	326,265	27.07	to	26.29	8,745,468	2.38%	23.97%	to	23.66%
2018	0.00%	to	0.25%	338,667	21.83	to	21.26	7,329,003	1.30%	-13.12%	to	-13.33%
2017	0.00%	to	0.25%	321,257	25.13	to	24.53	8,020,943	1.93%	13.95%	to	13.66%
2016	0.00%	to	0.25%	60,062	22.05	to	21.58	1,306,453	1.61%	17.72%	to	17.43%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%			464,832	26.31			12,228,172	2.08%	-1.14%
2019	0.00%			500,340	26.61			13,314,607	2.25%	23.85%
2018	0.00%			539,003	21.49			11,581,733	1.06%	-13.15%
2017	0.00%			595,604	24.74			14,736,438	1.10%	13.84%
2016	0.00%			655,772	21.73			14,252,796	1.41%	17.59%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.00%			682,660	28.22			19,262,259	0.43%	13.55%
2019	0.00%			744,674	24.85			18,504,708	0.66%	28.07%
2018	0.00%			777,174	19.40			15,079,331	0.54%	-4.76%
2017	0.00%			885,441	20.37			18,039,591	0.52%	24.85%
2016	0.00%			970,413	16.32			15,835,198	0.80%	13.60%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.00%			6,143	29.15			179,085	0.72%	13.36%
2019	0.00%			8,372	25.72			215,301	0.81%	26.01%
2018	0.00%	to	0.25%	10,147	20.41	to	12.03	206,797	0.66%	-5.79%	to	-6.03%
2017	0.00%			10,377	21.66			224,801	0.54%	18.62%
2016	0.00%			13,923	18.26			254,278	0.79%	10.11%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.00%	to	0.20%	3,865,693	54.92	to	21.16	207,291,349	1.36%	18.90%	to	18.66%
2019	0.00%	to	0.25%	4,099,182	46.19	to	17.80	186,532,170	1.73%	37.62%	to	37.27%
2018	0.00%	to	0.25%	4,451,457	33.57	to	12.97	146,879,969	0.78%	-1.27%	to	-1.52%
2017	0.00%	to	0.25%	4,775,384	34.00	to	13.17	160,027,861	0.48%	27.31%	to	26.99%
2016	0.00%	to	0.25%	5,059,454	26.71	to	10.37	135,005,393	0.76%	3.63%	to	3.68%	****
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.00%	to	0.25%	1,317,987	20.25	to	39.46	29,813,361	1.55%	-5.39%	to	-5.62%
2019	0.00%	to	0.25%	1,372,936	21.40	to	41.81	32,551,143	1.72%	30.70%	to	30.38%
2018	0.00%	to	0.25%	1,473,675	16.37	to	32.07	27,139,310	1.82%	-3.92%	to	-4.16%
2017	0.00%	to	0.25%	1,662,999	17.04	to	33.46	32,188,831	2.18%	6.50%	to	6.23%
2016	0.00%	to	0.25%	1,769,718	16.00	to	31.50	32,029,409	2.01%	7.35%	to	7.08%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.00%	to	0.25%	67,904	23.00	to	15.76	1,557,624	1.01%	57.85%	to	57.59%
2019	0.00%			57,737	19.28			1,113,172	0.94%	24.96%
2018	0.00%			65,783	15.43			1,014,967	1.23%	-11.34%
2017	0.00%			55,447	17.40			964,941	0.89%	14.18%
2016	0.00%			60,309	15.24			919,207	1.37%	20.87%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2020	0.00%	to	0.25%	2,453,534	13.33	to	12.92	32,108,328	2.50%	3.20%	to	2.95%
2019	0.00%	to	0.25%	8,069,491	12.92	to	12.55	102,835,231	2.57%	4.33%	to	4.07%
2018	0.00%	to	0.25%	6,606,604	12.38	to	12.06	80,692,065	3.17%	0.98%	to	0.73%
2017	0.00%	to	0.25%	3,643,728	12.26	to	11.97	44,065,574	2.28%	1.95%	to	1.70%
2016	0.00%	to	0.25%	2,715,651	12.03	to	11.77	32,219,057	2.63%	2.75%	to	2.49%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.00%			251,284	12.88			3,237,618	1.66%	2.83%
2019	0.00%			234,739	12.53			2,941,158	2.37%	4.09%
2018	0.00%			223,003	12.04			2,684,401	2.79%	0.82%
2017	0.00%			135,228	11.94			1,614,564	1.87%	1.58%
2016	0.00%			103,139	11.75			1,212,293	1.48%	2.49%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%			43,970	19.04			837,364	1.40%	5.18%
2019	0.00%			60,476	18.11			1,094,990	2.48%	12.49%
2018	0.00%			62,918	16.10			1,012,749	2.00%	-15.69%
2017	0.00%			60,833	19.09			1,161,395	2.42%	22.72%
2016	0.00%			36,585	15.56			569,167	2.03%	1.12%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	to	0.10%	2,592,546	14.85	to	13.65	38,495,066	0.24%	0.24%	to	0.14%
2019	0.00%	to	0.25%	2,945,259	14.81	to	12.13	43,621,222	1.77%	1.78%	to	1.53%
2018	0.00%	to	0.25%	3,087,242	14.55	to	11.95	44,916,430	1.39%	1.39%	to	1.14%
2017	0.00%	to	0.25%	2,720,878	14.35	to	11.81	39,022,347	0.42%	0.42%	to	0.17%
2016	0.00%	to	0.25%	3,214,145	14.29	to	11.79	45,893,151	0.01%	0.01%	to	-0.24%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2020	0.00%	to	0.25%	19,122,843	12.21	to	11.67	225,619,161	0.26%	0.26%	to	0.01%
2019	0.00%	to	0.25%	18,952,580	12.18	to	11.67	223,665,269	1.83%	1.83%	to	1.58%
2018	0.00%	to	0.25%	15,777,823	11.96	to	11.48	182,989,302	1.43%	1.44%	to	1.19%
2017	0.00%	to	0.25%	15,049,008	11.79	to	11.35	172,496,303	0.47%	0.47%	to	0.22%
2016	0.00%	to	0.25%	13,128,527	11.73	to	11.33	149,888,173	0.03%	0.03%	to	-0.22%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.00%	to	0.25%	712,462	78.70	to	51.56	49,314,100	0.02%	22.69%	to	22.38%
2019	0.00%	to	0.25%	795,273	64.14	to	42.13	44,132,344	0.07%	25.65%	to	25.33%
2018	0.00%	to	0.25%	916,577	51.05	to	33.61	39,442,351	0.01%	-12.63%	to	-12.85%
2017	0.00%	to	0.25%	970,377	58.43	to	38.57	48,099,161	0.00%	13.49%	to	13.20%
2016	0.00%	to	0.25%	1,059,980	51.49	to	34.07	46,370,729	0.33%	22.83%	to	22.53%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.00%	to	0.25%	530,757	65.51	to	62.06	34,251,785	0.00%	40.89%	to	40.54%
2019	0.00%	to	0.25%	578,711	46.50	to	44.16	26,525,233	0.00%	35.71%	to	35.37%
2018	0.00%	to	0.25%	622,751	34.26	to	32.62	21,042,841	0.00%	-7.94%	to	-8.17%
2017	0.00%	to	0.25%	634,458	37.22	to	35.52	23,303,149	0.00%	24.92%	to	24.61%
2016	0.00%	to	0.25%	614,860	29.79	to	28.50	18,116,126	0.00%	8.30%	to	8.04%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.00%	to	0.25%	581,640	66.62	to	49.44	37,873,821	0.08%	5.15%	to	4.89%
2019	0.00%	to	0.25%	605,244	63.35	to	47.13	37,374,355	1.06%	19.00%	to	18.70%
2018	0.00%	to	0.25%	666,577	53.24	to	39.71	34,101,799	0.68%	-16.95%	to	-17.16%
2017	0.00%	to	0.25%	717,085	64.11	to	47.93	44,148,210	0.51%	9.06%	to	8.79%
2016	0.00%	to	0.25%	778,121	58.78	to	44.06	43,757,132	0.64%	25.93%	to	25.62%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.00%	to	0.25%	1,058,400	45.43	to	35.17	48,008,857	1.08%	10.35%	to	10.08%
2019	0.00%	to	0.25%	2,069,600	41.17	to	31.95	77,888,080	0.77%	29.31%	to	28.98%
2018	0.00%	to	0.25%	4,994,776	31.84	to	24.77	136,447,001	1.08%	0.00%	to	-0.25%
2017	0.00%	to	0.25%	5,166,790	31.84	to	24.84	141,543,651	0.98%	20.52%	to	20.22%
2016	0.00%	to	0.25%	5,801,396	26.42	to	20.66	131,664,747	1.45%	11.39%	to	11.11%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	0.00%	to	0.25%	40,347	89.81	to	45.99	1,865,369	0.00%	39.98%	to	39.63%
2019	0.00%	to	0.25%	58,523	64.16	to	32.94	2,027,969	0.00%	32.75%	to	32.42%
2018	0.00%	to	0.25%	73,877	48.33	to	24.87	1,838,116	0.00%	-6.40%	to	-6.64%
2017	0.00%	to	0.25%	79,235	51.64	to	26.64	2,111,578	0.00%	25.29%	to	24.98%
2016	0.00%	to	0.25%	88,094	41.22	to	21.32	1,878,424	0.00%	4.40%	to	4.14%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.00%			51,504	21.54			1,109,490	0.00%	39.71%
2019	0.00%			75,744	15.42			1,167,896	0.00%	32.48%
2018	0.00%			66,658	11.64			775,808	0.00%	-6.56%
2017	0.00%			88,306	12.46			1,099,883	0.00%	24.56%
2016	0.00%			102,493	10.00			1,024,861	0.00%	4.16%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2020	0.00%	to	0.10%	1,350	21.46	to	21.15	28,716	1.05%	-2.62%	to	-2.72%
2019	0.00%	to	0.20%	1,756	22.04	to	21.44	38,226	0.51%	16.74%	to	16.51%
2018	0.00%	to	0.25%	122,620	18.88	to	18.29	2,244,041	0.60%	-15.28%	to	-15.49%
2017	0.00%	to	0.25%	196,232	22.28	to	21.64	4,248,282	0.79%	16.74%	to	16.44%
2016	0.00%	to	0.25%	301,368	19.09	to	18.58	5,601,936	0.67%	16.17%	to	15.88%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.00%	to	0.25%	49,461	53.80	to	51.48	2,659,925	0.56%	19.56%	to	19.26%
2019	0.00%	to	0.25%	73,644	45.00	to	43.16	3,295,233	0.44%	25.88%	to	25.57%
2018	0.00%			56,641	35.75			2,024,700	0.48%	-5.73%
2017	0.00%			62,085	37.92			2,354,080	0.52%	18.43%
2016	0.00%			63,947	32.02			2,047,381	0.70%	9.86%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.00%			207,597	13.71			2,846,187	2.33%	3.46%
2019	0.00%			218,350	13.25			2,893,560	2.01%	3.69%
2018	0.00%			217,249	12.78			2,776,608	1.59%	1.02%
2017	0.00%			228,876	12.65			2,895,650	1.31%	0.89%
2016	0.00%			315,280	12.54			3,953,563	1.14%	1.22%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2020	0.00%			3,627	13.51			49,013	2.18%	5.66%
2019	0.00%			3,618	12.79			46,272	2.19%	14.48%
2018	0.00%			3,588	11.17			40,083	1.64%	-6.15%
2017	0.00%			3,552	11.90			42,281	1.52%	10.58%
2016	0.00%			3,491	10.76			37,578	1.34%	6.02%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2020	0.00%			3,591	13.93			50,011	2.07%	5.18%
2019	0.00%			3,493	13.24			46,251	1.88%	16.93%
2018	0.00%			3,413	11.32			38,647	1.54%	-8.84%
2017	0.00%			2,874	12.42			35,698	1.59%	17.45%
2016	0.00%			2,939	10.58			31,081	1.58%	5.51%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2020	0.00%			10,474	14.10			147,710	1.93%	5.90%
2019	0.00%			4,296	13.32			57,210	2.09%	16.16%
2018	0.00%			4,454	11.46			51,061	1.60%	-7.38%
2017	0.00%			4,249	12.38			52,590	1.60%	13.83%
2016	0.00%			4,003	10.87			43,524	1.90%	6.14%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2020	0.00%	to	0.25%	214,380	24.65	to	23.64	5,194,505	5.47%	8.01%	to	7.74%
2019	0.00%	to	0.25%	675,872	22.82	to	21.94	14,999,803	2.81%	11.90%	to	11.62%
2018	0.00%	to	0.25%	1,106,937	20.39	to	19.66	21,946,729	3.18%	-5.41%	to	-5.64%
2017	0.00%	to	0.25%	1,251,381	21.56	to	20.83	26,275,407	4.77%	13.54%	to	13.26%
2016	0.00%	to	0.25%	1,190,145	18.99	to	18.39	22,052,007	2.69%	12.93%	to	12.65%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020	0.00%	to	0.25%	104,814	15.70	to	15.21	1,623,712	5.60%	10.77%	to	10.50%
2019	0.00%	to	0.25%	114,171	14.18	to	13.77	1,592,948	2.03%	7.02%	to	6.76%
2018	0.00%	to	0.25%	121,129	13.25	to	12.90	1,579,260	5.27%	-3.98%	to	-4.22%
2017	0.00%	to	0.25%	107,560	13.80	to	13.47	1,463,348	1.60%	10.85%	to	10.57%
2016	0.00%	to	0.25%	108,659	12.45	to	12.18	1,334,432	1.18%	3.01%	to	2.75%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2020	0.00%	to	0.25%	32,324	11.76	to	11.65	376,994	5.79%	5.55%	to	5.29%
2019	0.00%	to	0.25%	36,396	11.14	to	11.06	402,715	1.75%	7.01%	to	6.74%
2018	0.20%	to	0.25%	37,522	10.37			388,929	1.40%	1.91%	to	1.86%
2017	0.20%	to	0.25%	1,364	10.18			13,882	4.07%	1.79%	to	1.76	%****
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2020	0.10%	to	0.25%	53,516	11.71	to	11.64	623,388	2.49%	10.00%	to	9.84%
2019	0.20%	to	0.25%	45,894	10.61	to	10.60	486,599	2.48%	5.91%	to	5.86%
2018	0.20%	to	0.25%	29,386	10.02	to	10.01	294,330	6.77%	-4.39%	to	-4.44%
2017	0.20%	to	0.25%	29,861	10.48			312,923	2.87%	4.82%	to	4.78	%****
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2020	0.00%	to	0.25%	73,350	11.92	to	11.84	869,082	4.80%	5.72%	to	5.45%
2019	0.00%	to	0.25%	53,595	11.27	to	11.22	601,755	4.74%	14.73%	to	14.44%
2018	0.00%	to	0.25%	17,836	9.82	to	9.81	174,995	0.60%	-1.76%	to	-1.92	%****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020	0.00%	to	0.25%	2,498,735	17.00	to	16.24	41,172,809	1.17%	2.99%	to	2.73%
2019	0.00%	to	0.25%	2,169,008	16.51	to	15.81	34,754,394	2.76%	4.03%	to	3.77%
2018	0.00%	to	0.25%	2,259,303	15.87	to	15.23	34,758,052	1.93%	0.34%	to	0.09%
2017	0.00%	to	0.25%	2,337,915	15.82	to	15.22	35,880,442	1.31%	1.35%	to	1.10%
2016	0.00%	to	0.25%	2,612,115	15.60	to	15.05	39,611,897	1.49%	1.41%	to	1.15%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2020	0.00%	to	0.25%	870,552	21.46	to	20.89	18,624,770	1.63%	17.38%	to	17.09%
2019	0.00%	to	0.25%	474,406	18.28	to	17.85	8,637,893	2.07%	13.32%	to	13.04%
2018	0.00%	to	0.25%	1,221,413	16.13	to	15.79	19,675,839	2.28%	-2.38%	to	-2.63%
2017	0.00%	to	0.25%	99,714	16.53	to	16.21	1,623,866	2.17%	8.96%	to	8.69%
2016	0.00%	to	0.25%	87,777	15.17	to	14.92	1,312,706	2.00%	0.68%	to	0.43%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2020	0.00%	to	0.25%	2,268,919	23.77	to	22.70	52,134,936	1.43%	11.72%	to	11.44%
2019	0.00%	to	0.25%	2,292,172	21.28	to	20.37	47,192,762	1.67%	8.44%	to	8.16%
2018	0.00%	to	0.25%	2,580,241	19.62	to	18.84	48,941,173	2.45%	-2.21%	to	-2.46%
2017	0.00%	to	0.25%	2,621,163	20.07	to	19.31	50,833,643	2.37%	3.66%	to	3.40%
2016	0.00%	to	0.25%	2,947,950	19.36	to	18.67	55,376,645	2.28%	5.19%	to	4.92%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2020	0.00%			23,857	6.30			150,242	6.51%	1.35%
2019	0.00%			22,676	6.21			140,900	4.51%	11.43%
2018	0.00%			21,575	5.58			120,307	1.88%	-14.13%
2017	0.00%			24,328	6.49			157,984	11.82%	2.15%
2016	0.00%			26,588	6.36			169,022	1.17%	15.16%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.00%	to	0.25%	3,331,795	25.03	to	23.90	81,214,234	2.11%	8.64%	to	8.37%
2019	0.00%	to	0.25%	3,204,002	23.04	to	22.06	71,823,226	3.01%	8.35%	to	8.08%
2018	0.00%	to	0.25%	3,238,199	21.26	to	20.41	66,878,948	2.53%	-0.54%	to	-0.79%
2017	0.00%	to	0.25%	3,625,131	21.37	to	20.57	75,462,939	2.03%	4.92%	to	4.66%
2016	0.00%	to	0.25%	3,991,985	20.37	to	19.65	79,322,917	2.08%	2.69%	to	2.43%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.00%			118,429	14.35			1,698,982	1.72%	5.80%
2019	0.00%			110,712	13.56			1,501,164	2.06%	30.40%
2018	0.00%			124,107	10.40			1,290,445	0.55%	-8.49%
2017	0.00%			87,969	11.36			999,528	0.00%	13.62%		****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.00%			140,034	25.79			3,610,974	0.03%	38.71%
2019	0.00%			101,955	18.59			1,895,388	0.15%	36.74%
2018	0.00%			137,529	13.60			1,869,742	0.00%	2.38%
2017	0.00%			110,820	13.28			1,471,597	0.10%	30.90%
2016	0.00%			114,741	10.14			1,163,974	0.00%	1.44%		****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	0.00%			40,015	30.11			1,204,943	1.60%	12.10%
2019	0.00%			45,519	26.86			1,222,782	1.37%	25.15%
2018	0.00%			46,112	21.46			989,761	1.40%	-19.11%
2017	0.00%			39,804	26.54			1,056,240	2.24%	26.58%
2016	0.00%			39,642	20.96			831,053	3.39%	-2.45%
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2020	0.20%	to	0.25%	54,468	19.21	to	19.08	1,041,141	1.12%	3.76%	to	3.70%
2019	0.20%	to	0.25%	42,112	18.51	to	18.40	776,045	0.61%	23.99%	to	23.93%
2018	0.00%	to	0.25%	40,721	15.27	to	14.85	607,704	0.40%	-19.93%	to	-20.13%
2017	0.00%	to	0.25%	51,534	19.07	to	18.59	961,350	0.75%	7.87%	to	7.60%
2016	0.00%	to	0.25%	57,699	17.68	to	17.28	998,748	1.18%	27.49%	to	27.18%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2020	0.00%	to	0.25%	56,567	46.05	to	43.99	2,537,248	0.00%	23.79%	to	23.48%
2019	0.00%	to	0.25%	114,963	37.20	to	35.62	4,163,533	0.00%	19.55%	to	19.25%
2018	0.00%	to	0.25%	144,169	31.12	to	29.87	4,326,771	0.00%	-9.04%	to	-9.27%
2017	0.00%	to	0.25%	154,935	34.21	to	32.93	5,124,746	0.61%	5.18%	to	4.92%
2016	0.00%	to	0.25%	199,081	32.53	to	31.38	6,274,296	0.72%	19.71%	to	19.41%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2020	0.00%	to	0.25%	3,107,541	42.37	to	41.52	129,855,277	0.00%	34.28%	to	33.94%
2019	0.00%	to	0.25%	3,244,814	31.56	to	31.00	101,115,679	0.00%	29.89%	to	29.56%
2018	0.00%	to	0.25%	3,549,101	24.29	to	23.92	85,324,670	0.00%	1.92%	to	1.66%
2017	0.00%	to	0.25%	2,734,104	23.84	to	23.53	64,558,274	0.00%	36.17%	to	35.83%
2016	0.00%	to	0.25%	2,741,163	17.51	to	17.32	47,617,148	0.00%	0.78%	to	0.53%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2020	0.00%	to	0.25%	523,995	39.74	to	37.96	20,125,400	2.06%	0.96%	to	0.70%
2019	0.00%	to	0.25%	632,019	39.37	to	37.70	24,039,343	2.07%	26.04%	to	25.73%
2018	0.00%	to	0.25%	683,732	31.23	to	29.98	20,635,692	1.77%	-9.69%	to	-9.92%
2017	0.00%	to	0.25%	776,338	34.58	to	33.28	25,992,814	1.47%	15.73%	to	15.44%
2016	0.00%	to	0.25%	959,441	29.88	to	28.83	27,774,880	1.78%	18.85%	to	18.56%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.00%			244,003	66.07			16,120,573	0.00%	29.27%
2019	0.00%			239,216	51.11			12,226,008	0.00%	28.63%
2018	0.00%			283,769	39.73			11,275,030	0.00%	0.86%
2017	0.00%	to	0.25%	592,826	39.40	to	38.42	23,105,468	0.00%	27.31%	to	26.99%
2016	0.00%	to	0.25%	719,025	30.95	to	30.26	22,036,233	0.00%	-10.72%	to	-10.94%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2020	0.00%	to	0.25%	1,117,432	11.87	to	11.58	12,996,616	1.95%	4.70%	to	4.44%
2019	0.00%	to	0.25%	2,482,744	11.34	to	11.09	27,582,145	2.39%	4.35%	to	4.09%
2018	0.00%	to	0.25%	2,121,125	10.87	to	10.65	22,607,912	2.02%	1.18%	to	0.92%
2017	0.00%	to	0.25%	1,699,172	10.74	to	10.55	17,941,907	1.47%	1.06%	to	0.81%
2016	0.00%	to	0.25%	1,472,159	10.63	to	10.47	15,419,311	1.36%	1.37%	to	1.11%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2020	0.10%	to	0.25%	371,947	99.72	to	97.02	36,246,339	0.00%	23.35%	to	23.17%
2019	0.10%	to	0.25%	407,648	80.85	to	78.77	32,234,125	0.00%	30.85%	to	30.65%
2018	0.10%	to	0.25%	402,726	61.79	to	60.29	24,296,604	0.00%	-2.40%	to	-2.54%
2017	0.20%	to	0.25%	434,376	62.34	to	61.87	26,892,004	0.00%	24.20%	to	24.13%
2016	0.20%	to	0.25%	458,552	50.20	to	49.84	22,859,346	0.00%	5.82%	to	5.77%
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)
2020	0.00%	to	0.25%	1,053,561	75.21	to	72.14	77,132,392	0.00%	44.37%	to	44.01%
2019	0.00%	to	0.25%	1,133,445	52.09	to	50.09	57,464,928	0.42%	34.93%	to	34.59%
2018	0.00%	to	0.25%	1,173,553	38.61	to	37.22	43,978,505	0.16%	1.16%	to	0.90%
2017	0.00%	to	0.25%	1,280,669	38.16	to	36.88	47,540,100	0.11%	34.43%	to	34.09%
2016	0.00%	to	0.25%	1,270,514	28.39	to	27.51	35,110,559	0.04%	1.31%	to	1.06%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)
2020	0.00%	to	0.25%	357,259	26.59	to	25.67	9,307,068	1.34%	14.54%	to	14.25%
2019	0.00%	to	0.25%	398,214	23.22	to	22.47	9,060,881	1.93%	19.80%	to	19.50%
2018	0.00%	to	0.25%	480,068	19.38	to	18.80	9,041,888	2.10%	-5.08%	to	-5.32%
2017	0.00%	to	0.25%	258,877	20.42	to	19.86	5,154,799	1.47%	17.41%	to	17.12%
2016	0.00%	to	0.25%	234,318	17.39	to	16.96	3,981,119	1.71%	6.45%	to	6.19%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.00%	to	0.25%	190,708	56.11	to	67.86	11,533,978	2.02%	17.25%	to	16.96%
2019	0.00%	to	0.25%	217,323	47.86	to	58.02	11,270,070	0.48%	30.60%	to	30.27%
2018	0.00%	to	0.25%	244,574	36.65	to	44.54	9,731,215	0.29%	-23.49%	to	-23.68%
2017	0.00%	to	0.25%	256,411	47.89	to	58.36	13,060,213	0.39%	51.03%	to	50.66%
2016	0.00%	to	0.25%	232,376	31.71	to	38.74	7,894,612	0.45%	0.10%	to	-0.15%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.00%	to	0.25%	479,161	30.43	to	34.82	16,292,094	0.93%	19.11%	to	18.81%
2019	0.00%	to	0.25%	539,484	25.55	to	29.31	15,250,927	0.00%	11.87%	to	11.59%
2018	0.00%	to	0.25%	785,577	22.84	to	26.26	20,077,057	0.00%	-28.28%	to	-28.46%
2017	0.00%	to	0.25%	860,088	31.84	to	36.71	30,644,694	0.00%	-1.70%	to	-1.94%
2016	0.00%	to	0.25%	890,301	32.39	to	37.44	32,061,348	0.38%	43.71%	to	43.35%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2020	0.00%	to	0.25%	522,971	27.22	to	26.35	13,867,162	2.63%	10.68%	to	10.40%
2019	0.20%	to	0.25%	496,895	24.01	to	23.87	11,921,228	2.60%	22.24%	to	22.18%
2018	0.20%	to	0.25%	502,080	19.64	to	19.54	9,854,999	2.31%	-3.60%	to	-3.65%
2017	0.20%	to	0.25%	526,651	20.38	to	20.28	10,724,851	2.25%	14.49%	to	14.43%
2016	0.20%	to	0.25%	525,315	17.80	to	17.72	9,344,611	2.34%	10.79%	to	10.74%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2020	0.20%	to	0.25%	937,936	20.61	to	20.55	19,323,339	1.45%	17.24%	to	17.18%
2019	0.20%	to	0.25%	1,124,585	17.58	to	17.54	19,763,411	1.10%	26.25%	to	26.18%
2018	0.20%	to	0.25%	1,154,543	13.93	to	13.90	16,073,057	0.79%	-1.38%	to	-1.43%
2017	0.20%	to	0.25%	1,112,691	14.12	to	14.10	15,707,835	1.10%	28.58%	to	28.51%
2016	0.20%	to	0.25%	1,075,747	10.98	to	10.97	11,812,030	1.14%	10.62%	to	10.57%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2018	0.20%	to	0.25%	639,958	17.15	to	17.06	10,969,558	2.56%	-9.30%	to	-9.34%
2017	0.20%	to	0.25%	710,009	18.91	to	18.82	13,419,424	2.87%	12.93%	to	12.87%
2016	0.20%	to	0.25%	823,155	16.75	to	16.67	13,777,631	2.74%	12.74%	to	12.68%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2020	0.00%			14,840	11.18			165,921	1.10%	3.25%		****
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2020	0.00%			8,031	13.00			104,429	0.00%	18.20%		****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2020	0.00%	to	0.25%	4,401,877	14.33	to	13.98	61,796,645	1.99%	7.58%	to	7.31%
2019	0.20%	to	0.25%	3,770,243	13.08	to	13.02	49,299,409	2.57%	8.46%	to	8.40%
2018	0.20%	to	0.25%	2,802,309	12.06	to	12.02	33,788,586	1.84%	-0.33%	to	-0.38%
2017	0.20%	to	0.25%	2,158,608	12.10	to	12.06	26,115,804	2.27%	3.28%	to	3.22%
2016	0.20%	to	0.25%	1,957,890	11.72	to	11.68	22,938,055	2.14%	2.27%	to	2.22%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2020	0.00%	to	0.25%	652,790	28.71	to	27.79	18,252,019	1.20%	57.58%	to	57.19%
2019	0.20%	to	0.25%	684,174	17.79	to	17.68	12,160,075	1.40%	30.95%	to	30.89%
2018	0.20%	to	0.25%	790,875	13.58	to	13.51	10,734,926	0.75%	-12.79%	to	-12.83%
2017	0.20%	to	0.25%	797,393	15.58	to	15.50	12,411,972	0.99%	42.39%	to	42.32%
2016	0.20%	to	0.25%	737,202	10.94	to	10.89	8,059,541	1.45%	1.67%	to	1.62%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2020	0.00%	to	0.25%	905,295	33.02	to	31.96	29,104,519	1.61%	18.07%	to	17.78%
2019	0.20%	to	0.25%	1,017,241	27.30	to	27.14	27,746,660	1.48%	30.61%	to	30.55%
2018	0.20%	to	0.25%	1,155,762	20.90	to	20.79	24,138,907	1.21%	-9.51%	to	-9.56%
2017	0.20%	to	0.25%	1,281,420	23.10	to	22.98	29,579,690	1.18%	18.84%	to	18.78%
2016	0.20%	to	0.25%	1,397,843	19.44	to	19.35	27,153,526	1.37%	10.89%	to	10.84%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2020	0.00%	to	0.25%	127,533	23.68	to	23.09	2,959,928	2.69%	-4.85%	to	-5.09%
2019	0.20%	to	0.25%	100,637	24.44	to	24.33	2,457,561	2.74%	28.55%	to	28.48%
2018	0.20%	to	0.25%	121,963	19.01	to	18.93	2,317,105	5.01%	-5.54%	to	-5.59%
2017	0.20%	to	0.25%	418,417	20.12	to	20.05	8,416,439	2.48%	4.57%	to	4.52%
2016	0.20%	to	0.25%	479,306	19.25	to	19.19	9,220,808	2.47%	8.14%	to	8.09%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2020	0.00%	to	0.25%	248,618	34.93	to	34.19	8,532,316	0.67%	23.18%	to	22.88%
2019	0.20%	to	0.25%	278,570	27.93	to	27.82	7,775,653	0.53%	27.85%	to	27.79%
2018	0.20%	to	0.25%	294,192	21.84	to	21.77	6,423,351	0.32%	-7.45%	to	-7.50%
2017	0.20%	to	0.25%	233,629	23.60	to	23.54	5,512,048	0.45%	23.22%	to	23.16%
2016	0.20%	to	0.25%	236,916	19.15	to	19.11	4,536,674	0.33%	14.71%	to	14.65%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2020	0.00%			1,592	15.07			23,991	0.00%	5.49%
2017	0.20%	to	0.25%	351,131	13.11	to	13.05	4,600,829	1.83%	1.89%	to	1.84%
2016	0.20%	to	0.25%	466,816	12.87	to	12.81	6,003,838	1.79%	2.51%	to	2.46%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2020	0.20%	to	0.25%	1,568,615	12.71	to	12.70	19,935,377	2.16%	10.96%	to	10.90%
2019	0.20%	to	0.25%	1,386,663	11.46	to	11.45	15,883,704	1.95%	21.31%	to	21.25%
2018	0.20%	to	0.25%	1,102,651	9.44			10,412,288	0.00%	-5.57%	to	-5.58	%****
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2020	0.00%	to	0.25%	239,764	10.76	to	10.71	2,573,424	1.46%	-1.33%	to	-1.58%
2019	0.00%	to	0.25%	89,155	10.90	to	10.89	970,992	2.55%	9.04%	to	8.86	%****
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2020	0.00%	to	0.25%	644,734	51.13	to	49.46	32,612,947	0.00%	62.65%	to	62.24%
2019	0.00%	to	0.25%	647,369	31.44	to	30.49	20,125,583	0.00%	39.02%	to	38.67%
2018	0.00%	to	0.25%	683,178	22.61	to	21.98	15,285,492	0.00%	-7.06%	to	-7.30%
2017	0.00%	to	0.25%	685,998	24.33	to	23.71	16,520,847	0.00%	29.13%	to	28.81%
2016	0.00%	to	0.25%	748,933	18.84	to	18.41	13,994,736	0.00%	7.65%	to	7.38%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	0.00%	to	0.25%	182,183	48.58	to	46.13	8,449,644	0.44%	21.00%	to	20.70%
2019	0.00%	to	0.25%	201,520	40.14	to	38.22	7,744,811	0.28%	31.46%	to	31.14%
2018	0.00%	to	0.25%	197,765	30.54	to	29.14	5,775,436	0.19%	-7.15%	to	-7.38%
2017	0.00%	to	0.25%	219,564	32.89	to	31.47	6,924,848	0.67%	20.44%	to	20.14%
2016	0.00%	to	0.25%	229,422	27.31	to	26.19	6,021,481	2.02%	12.23%	to	11.95%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.00%	to	0.25%	237,092	43.48	to	42.07	10,128,757	0.00%	57.78%	to	57.39%
2019	0.00%	to	0.25%	251,278	27.56	to	26.73	6,799,161	0.00%	24.83%	to	24.52%
2018	0.00%	to	0.25%	312,243	22.08	to	21.46	6,789,362	0.00%	1.31%	to	1.06%
2017	0.00%	to	0.25%	270,319	21.79	to	21.24	5,797,136	0.00%	25.86%	to	25.54%
2016	0.00%	to	0.25%	270,148	17.32	to	16.92	4,612,821	0.00%	7.75%	to	7.48%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105
See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41
In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-31725) and hereby incorporated by reference.
b)	Not Applicable
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-27133) and hereby incorporated by reference.
d)	The form of the contract – Filed previously with initial registration statement (333-31725) and hereby incorporated by reference.
e)	The form of the contract application – Filed previously with initial registration statement (333-31725) and hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Contracts -Not applicable.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
6)	Participation Agreement with Calvert Asset Management Company Inc., and Calvert Distributor, Inc. dated September 5, 2002 with the registration statement under 333-104339, post-effective amendment number 6 filed on April 24, 2008 as document calvertfpa.htm
7)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisfpa.htm

8)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
9)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with BT Insurance Funds Trust and Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsfpa.htm
12)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
13)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
14)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
16)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
17)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
18)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
19)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
20)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
21)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
22)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm

23)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
24)	Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnfpa.htm
25)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
26)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
27)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
28)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
29)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
30)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
31)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
32)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
34)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
35)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
36)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
37)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm

38)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
39)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
40)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
41)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
42)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
44)	Fund Participation Agreement with Schwab Annuities Portfolio and Charles Schwab & Co., Inc. dated January 1, 2019 with the registration statement under 333-229640, pre-effective amendment number 1 filed on August 20, 2019 as document d771746dex9926h44.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
7)	Administrative Services Agreement with Calvert Asset Management Company, Inc., and Calvert Distributors, Inc. dated September 5, 2002 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document calvertvariableasa.htm
8)	Administrative Service Agreement with Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisasa.htm
9)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm

10)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
11)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
12)	Administrative Services Agreement with Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsasa.htm
13)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
14)	Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
15)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
16)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
17)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
18)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
19)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
20)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
21)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
22)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
23)	Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonasa.htm
24)	Administrative Services Agreement with Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasaa.htm
25)	Distribution Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document linconasab.htm

26)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
27)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
28)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
29)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
30)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
31)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
32)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
33)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
34)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
35)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., as amended dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
36)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
37)	Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
38)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
39)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
40)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
41)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm

42)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
43)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
44)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
45)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
46)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
47)	Administrative Service Agreement with Charles Schwab & Co., Inc. dated January 1, 2019 with the registration statement under 333-229640, pre-effective amendment number 1 filed on August 20, 2019 as document d771746dex9926i47.htm
j)	Not Applicable
k)	Opinion of Counsel – Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-31725) and hereby incorporated by reference.
l)	Not Applicable
m)	Not Applicable
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable
p)	Not Applicable
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley

Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6

Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact